UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Item 1.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (62.9%)
3M Co. (Miscellaneous Manufacturing)	3,192	$283,035
Abbott Laboratories (Pharmaceuticals)	6,897	352,851
Abercrombie & Fitch Co.—Class A (Retail)	399	17,448
Adobe Systems, Inc.* (Software)	2,337	78,500
Advanced Micro Devices, Inc.* (Semiconductors)	2,508	22,722
Aetna, Inc. (Healthcare—Services)	1,938	57,268
AFLAC, Inc. (Insurance)	2,109	107,475
Agilent Technologies, Inc.* (Electronics)	1,539	55,804
Air Products & Chemicals, Inc. (Chemicals)	969	74,400
Airgas, Inc. (Chemicals)	342	21,700
AK Steel Holding Corp. (Iron/Steel)	513	8,593
Akamai Technologies, Inc.* (Internet)	741	28,773
Alcoa, Inc. (Mining)	4,560	61,286
Allegheny Energy, Inc. (Electric)	741	16,139
Allegheny Technologies, Inc. (Iron/Steel)	456	24,382
Allergan, Inc. (Pharmaceuticals)	1,368	87,128
Allstate Corp. (Insurance)	2,394	78,212
Altera Corp. (Semiconductors)	1,311	33,247
Altria Group, Inc. (Agriculture)	9,234	195,668
Amazon.com, Inc.* (Internet)	1,539	210,935
Ameren Corp. (Electric)	1,026	26,635
American Electric Power, Inc. (Electric)	2,109	72,339
American Express Co. (Diversified Financial Services)	5,301	244,482
American International Group, Inc.* (Insurance)	627	24,390
American Tower Corp.* (Telecommunications)	1,767	72,111
Ameriprise Financial, Inc. (Diversified Financial Services)	1,140	52,850
AmerisourceBergen Corp. (Pharmaceuticals)	1,254	38,686
Amgen, Inc.* (Biotechnology)	4,332	248,484
Amphenol Corp.—Class A (Electronics)	798	36,876
Anadarko Petroleum Corp. (Oil & Gas)	2,166	134,639
Analog Devices, Inc. (Semiconductors)	1,311	39,238
AON Corp. (Insurance)	1,197	50,825
Apache Corp. (Oil & Gas)	1,482	150,808
Apartment Investment and Management Co.—Class A (REIT)	513	11,496
Apollo Group, Inc.—Class A* (Commercial Services)	570	32,724
Apple Computer, Inc.* (Computers)	4,047	1,056,753
Applied Materials, Inc. (Semiconductors)	5,985	82,473
Archer-Daniels-Midland Co. (Agriculture)	2,850	79,629
Assurant, Inc. (Insurance)	513	18,689
AT&T, Inc. (Telecommunications)	26,277	684,779
Autodesk, Inc.* (Software)	1,026	34,894
Automatic Data Processing, Inc. (Software)	2,223	96,389
AutoNation, Inc.* (Retail)	399	8,060
AutoZone, Inc.* (Retail)	114	21,091
Avalonbay Communities, Inc. (REIT)	342	35,582
Avery Dennison Corp. (Household Products/Wares)	513	20,022
Avon Products, Inc. (Cosmetics/Personal Care)	1,881	60,813
Baker Hughes, Inc. (Oil & Gas Services)	1,881	93,599
Ball Corp. (Packaging & Containers)	399	21,231
Bank of America Corp. (Banks)	44,631	795,771
Bank of New York Mellon Corp. (Banks)	5,358	166,795
Bard (C.R.), Inc. (Healthcare—Products)	399	34,525
Baxter International, Inc. (Healthcare—Products)	2,679	126,502
BB&T Corp. (Banks)	3,078	102,313
Becton, Dickinson & Co. (Healthcare—Products)	1,026	78,356
Bed Bath & Beyond, Inc.* (Retail)	1,140	52,394
Bemis Co., Inc. (Packaging & Containers)	513	15,600
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,353	566,181
Best Buy Co., Inc. (Retail)	1,539	70,178
Big Lots, Inc.* (Retail)	342	13,064
Biogen Idec, Inc.* (Biotechnology)	1,197	63,740
BMC Software, Inc.* (Software)	798	31,409
Boeing Co. (Aerospace/Defense)	3,363	243,582
Boston Properties, Inc. (REIT)	627	49,445
Boston Scientific Corp.* (Healthcare—Products)	6,726	46,275
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,638	193,165
Broadcom Corp.—Class A (Semiconductors)	1,938	66,842
Brown-Forman Corp. (Beverages)	456	26,530
C.H. Robinson Worldwide, Inc. (Transportation)	741	44,682
CA, Inc. (Software)	1,767	40,305
Cabot Oil & Gas Corp. (Oil & Gas)	456	16,475
Cameron International Corp.* (Oil & Gas Services)	1,083	42,735
Campbell Soup Co. (Food)	855	30,660
Capital One Financial Corp. (Diversified Financial Services)	2,052	89,077
Cardinal Health, Inc. (Pharmaceuticals)	1,596	55,365
CareFusion Corp.* (Healthcare—Products)	798	22,009
Carnival Corp.—Class A (Leisure Time)	1,938	80,815
Caterpillar, Inc. (Machinery—Construction & Mining)	2,793	190,175
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,197	20,732
CBS Corp.—Class B (Media)	3,021	48,970
Celgene Corp.* (Biotechnology)	2,052	127,121
CenterPoint Energy, Inc. (Electric)	1,767	25,374
CenturyTel, Inc. (Telecommunications)	1,311	44,718
Cephalon, Inc.* (Pharmaceuticals)	342	21,956
Cerner Corp.* (Software)	285	24,199

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	228	$19,077
Chesapeake Energy Corp. (Oil & Gas)	2,907	69,187
Chevron Corp. (Oil & Gas)	8,949	728,807
Chubb Corp. (Insurance)	1,482	78,353
CIGNA Corp. (Insurance)	1,197	38,376
Cincinnati Financial Corp. (Insurance)	741	21,044
Cintas Corp. (Textiles)	570	15,533
Cisco Systems, Inc.* (Telecommunications)	25,479	685,895
Citigroup, Inc.* (Diversified Financial Services)	87,438	382,104
Citrix Systems, Inc.* (Software)	798	37,506
Cliffs Natural Resources, Inc. (Iron/Steel)	627	39,206
Clorox Co. (Household Products/Wares)	627	40,567
CME Group, Inc. (Diversified Financial Services)	285	93,597
CMS Energy Corp. (Electric)	1,026	16,683
Coach, Inc. (Apparel)	1,425	59,494
Coca-Cola Co. (Beverages)	10,260	548,397
Coca-Cola Enterprises, Inc. (Beverages)	1,425	39,515
Cognizant Technology Solutions Corp.* (Computers)	1,311	67,097
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,223	186,954
Comcast Corp.—Class A (Media)	12,597	248,665
Comerica, Inc. (Banks)	798	33,516
Computer Sciences Corp.* (Computers)	684	35,835
Compuware Corp.* (Software)	1,026	8,824
ConAgra Foods, Inc. (Food)	1,995	48,818
ConocoPhillips (Oil & Gas)	6,612	391,364
CONSOL Energy, Inc. (Coal)	969	43,295
Consolidated Edison, Inc. (Electric)	1,254	56,681
Constellation Brands, Inc.* (Beverages)	912	16,662
Constellation Energy Group, Inc. (Electric)	912	32,239
Corning, Inc. (Telecommunications)	6,954	133,864
Costco Wholesale Corp. (Retail)	1,938	114,497
Coventry Health Care, Inc.* (Healthcare—Services)	684	16,238
CSX Corp. (Transportation)	1,710	95,845
Cummins, Inc. (Machinery—Diversified)	912	65,874
CVS Corp. (Retail)	6,213	229,446
D.R. Horton, Inc. (Home Builders)	1,254	18,421
Danaher Corp. (Miscellaneous Manufacturing)	1,140	96,079
Darden Restaurants, Inc. (Retail)	627	28,058
DaVita, Inc.* (Healthcare—Services)	456	28,468
Dean Foods Co.* (Food)	798	12,529
Deere & Co. (Machinery—Diversified)	1,881	112,521
Dell, Inc.* (Computers)	7,638	123,583
Denbury Resources, Inc.* (Oil & Gas)	1,767	33,838
DENTSPLY International, Inc. (Healthcare—Products)	627	22,973
Devon Energy Corp. (Oil & Gas)	1,995	134,323
DeVry, Inc. (Commercial Services)	285	17,781
Diamond Offshore Drilling, Inc. (Oil & Gas)	285	22,544
DIRECTV—Class A* (Media)	4,161	150,753
Discover Financial Services (Diversified Financial Services)	2,394	37,011
Discovery Communications, Inc.—Class A* (Media)	1,254	48,530
Dominion Resources, Inc. (Electric)	2,679	111,982
Dover Corp. (Miscellaneous Manufacturing)	855	44,648
Dr. Pepper Snapple Group, Inc. (Beverages)	1,140	37,312
DTE Energy Co. (Electric)	741	35,694
Duke Energy Corp. (Electric)	5,814	97,559
Dun & Bradstreet Corp. (Software)	228	17,549
E* TRADE Financial Corp.* (Diversified Financial Services)	7,638	12,832
E.I. du Pont de Nemours & Co. (Chemicals)	4,047	161,232
Eastman Chemical Co. (Chemicals)	342	22,887
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,197	7,326
Eaton Corp. (Miscellaneous Manufacturing)	741	57,176
eBay, Inc.* (Internet)	5,016	119,431
Ecolab, Inc. (Chemicals)	1,026	50,110
Edison International (Electric)	1,425	48,977
El Paso Corp. (Pipelines)	3,135	37,934
Electronic Arts, Inc.* (Software)	1,425	27,602
Eli Lilly & Co. (Pharmaceuticals)	4,503	157,470
EMC Corp.* (Computers)	9,120	173,371
Emerson Electric Co. (Electrical Components & Equipment)	3,363	175,649
Entergy Corp. (Electric)	855	69,503
EOG Resources, Inc. (Oil & Gas)	1,140	127,817
EQT Corp. (Oil & Gas)	570	24,789
Equifax, Inc. (Commercial Services)	570	19,152
Equity Residential Properties Trust (REIT)	1,254	56,769
Exelon Corp. (Electric)	2,964	129,201
Expedia, Inc. (Internet)	969	22,878
Expeditors International of Washington, Inc. (Transportation)	969	39,477
Express Scripts, Inc.* (Pharmaceuticals)	1,197	119,856
Exxon Mobil Corp. (Oil & Gas)	20,976	1,423,222
Family Dollar Stores, Inc. (Retail)	627	24,804
Fastenal Co. (Distribution/Wholesale)	570	31,173
Federated Investors, Inc.—Class B (Diversified Financial Services)	399	9,624
FedEx Corp. (Transportation)	1,368	123,134
Fidelity National Information Services, Inc. (Software)	1,482	38,962
Fifth Third Bancorp (Banks)	3,534	52,692
First Horizon National Corp.* (Banks)	1,027	14,532
First Solar, Inc.* (Energy—Alternate Sources)	228	32,729
FirstEnergy Corp. (Electric)	1,368	51,806
Fiserv, Inc.* (Software)	684	34,946
FLIR Systems, Inc.* (Electronics)	684	20,924
Flowserve Corp. (Machinery—Diversified)	228	26,124

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Fluor Corp. (Engineering & Construction)	798	$42,166
FMC Corp. (Chemicals)	342	21,765
FMC Technologies, Inc.* (Oil & Gas Services)	570	38,583
Ford Motor Co.* (Auto Manufacturers)	14,991	195,183
Forest Laboratories, Inc.* (Pharmaceuticals)	1,368	37,292
Fortune Brands, Inc. (Household Products/Wares)	684	35,855
FPL Group, Inc. (Electric)	1,824	94,939
Franklin Resources, Inc. (Diversified Financial Services)	684	79,098
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,938	146,377
Frontier Communications Corp. (Telecommunications)	1,368	10,889
GameStop Corp.—Class A* (Retail)	741	18,014
Gannett Co., Inc. (Media)	1,083	18,433
General Dynamics Corp. (Aerospace/Defense)	1,710	130,576
General Electric Co. (Miscellaneous Manufacturing)	47,481	895,492
General Mills, Inc. (Food)	1,482	105,489
Genuine Parts Co. (Distribution/Wholesale)	684	29,275
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,166	35,782
Genzyme Corp.* (Biotechnology)	1,197	63,728
Gilead Sciences, Inc.* (Pharmaceuticals)	4,047	160,544
Goodrich Corp. (Aerospace/Defense)	570	42,283
Google, Inc.—Class A* (Internet)	1,083	569,052
H & R Block, Inc. (Commercial Services)	1,482	27,135
Halliburton Co. (Oil & Gas Services)	4,047	124,041
Harley-Davidson, Inc. (Leisure Time)	1,026	34,710
Harman International Industries, Inc.* (Home Furnishings)	285	11,252
Harris Corp. (Telecommunications)	570	29,344
Hartford Financial Services Group, Inc. (Insurance)	1,995	56,997
Hasbro, Inc. (Toys/Games/Hobbies)	570	21,865
HCP, Inc. (REIT)	1,311	42,109
Health Care REIT, Inc. (REIT)	570	25,610
Heinz (H.J.) Co. (Food)	1,425	66,790
Helmerich & Payne, Inc. (Oil & Gas)	456	18,523
Hess Corp. (Oil & Gas)	1,311	83,314
Hewlett-Packard Co. (Computers)	10,488	545,061
Home Depot, Inc. (Retail)	7,581	267,230
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,420	162,347
Hormel Foods Corp. (Food)	285	11,617
Hospira, Inc.* (Pharmaceuticals)	741	39,858
Host Marriott Corp. (REIT)	2,907	47,268
Hudson City Bancorp, Inc. (Savings & Loans)	2,109	28,050
Humana, Inc.* (Healthcare—Services)	741	33,879
Huntington Bancshares, Inc. (Banks)	3,192	21,610
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,710	87,381
Integrys Energy Group, Inc. (Electric)	342	16,967
Intel Corp. (Semiconductors)	24,567	560,865
IntercontinentalExchange, Inc.* (Diversified Financial Services)	342	39,887
International Business Machines Corp. (Computers)	5,757	742,653
International Flavors & Fragrances, Inc. (Chemicals)	342	17,131
International Game Technology (Entertainment)	1,311	27,636
International Paper Co. (Forest Products & Paper)	1,938	51,822
Interpublic Group of Cos., Inc.* (Advertising)	2,166	19,299
Intuit, Inc.* (Software)	1,368	49,467
Intuitive Surgical, Inc.* (Healthcare—Products)	171	61,656
Invesco, Ltd. (Diversified Financial Services)	1,881	43,244
Iron Mountain, Inc. (Commercial Services)	798	20,070
ITT Industries, Inc. (Miscellaneous Manufacturing)	798	44,345
J.C. Penney Co., Inc. (Retail)	1,026	29,928
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,670	752,389
Jabil Circuit, Inc. (Electronics)	855	13,099
Jacobs Engineering Group, Inc.* (Engineering & Construction)	570	27,485
Janus Capital Group, Inc. (Diversified Financial Services)	798	11,236
JDS Uniphase Corp.* (Telecommunications)	969	12,587
JM Smucker Co. (Food)	513	31,329
Johnson & Johnson (Healthcare—Products)	12,255	787,996
Johnson Controls, Inc. (Auto Parts & Equipment)	2,964	99,561
Juniper Networks, Inc.* (Telecommunications)	2,337	66,394
Kellogg Co. (Food)	1,140	62,632
KeyCorp (Banks)	3,933	35,476
Kimberly-Clark Corp. (Household Products/Wares)	1,824	111,738
Kimco Realty Corp. (REIT)	1,824	28,436
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,083	10,613
KLA -Tencor Corp. (Semiconductors)	741	25,238
Kohls Corp.* (Retail)	1,368	75,226
Kraft Foods, Inc. (Food)	7,752	229,459
Kroger Co. (Food)	2,907	64,623
L-3 Communications Holdings, Inc. (Aerospace/Defense)	513	48,001
Laboratory Corp. of America Holdings* (Healthcare—Services)	456	35,828
Legg Mason, Inc. (Diversified Financial Services)	741	23,482
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	684	16,779
Lennar Corp.—Class A (Home Builders)	741	14,746
Leucadia National Corp.* (Holding Companies—Diversified)	855	21,640
Lexmark International, Inc.—Class A* (Computers)	342	12,671

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	798	$43,659
Limited, Inc. (Retail)	1,197	32,080
Lincoln National Corp. (Insurance)	1,368	41,847
Linear Technology Corp. (Semiconductors)	969	29,128
Lockheed Martin Corp. (Aerospace/Defense)	1,425	120,968
Loews Corp. (Insurance)	1,596	59,435
Lorillard, Inc. (Agriculture)	684	53,605
Lowe’s Cos., Inc. (Retail)	6,555	177,772
LSI Logic Corp.* (Semiconductors)	2,907	17,500
M&T Bank Corp. (Banks)	342	29,874
Macy’s, Inc. (Retail)	1,881	43,639
Marathon Oil Corp. (Oil & Gas)	3,135	100,790
Marriott International, Inc.—Class A (Lodging)	1,140	41,906
Marsh & McLennan Cos., Inc. (Insurance)	2,394	57,983
Marshall & Ilsley Corp. (Banks)	2,337	21,267
Masco Corp. (Building Materials)	1,596	25,903
Massey Energy Co. (Coal)	399	14,615
MasterCard, Inc.—Class A (Software)	456	113,106
Mattel, Inc. (Toys/Games/Hobbies)	1,596	36,788
McAfee, Inc.* (Internet)	684	23,769
McCormick & Co., Inc. (Food)	570	22,555
McDonald’s Corp. (Retail)	4,788	337,985
McGraw-Hill Cos., Inc. (Media)	1,425	48,051
McKesson Corp. (Commercial Services)	1,197	77,578
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	912	47,068
MeadWestvaco Corp. (Forest Products & Paper)	741	20,133
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,052	120,904
Medtronic, Inc. (Healthcare—Products)	4,902	214,168
MEMC Electronic Materials, Inc.* (Semiconductors)	1,026	13,307
Merck & Co., Inc. (Pharmaceuticals)	13,851	485,339
Meredith Corp. (Media)	171	6,144
MetLife, Inc. (Insurance)	3,648	166,276
MetroPCS Communications, Inc.* (Telecommunications)	1,140	8,698
Microchip Technology, Inc. (Semiconductors)	798	23,310
Micron Technology, Inc.* (Semiconductors)	3,762	35,175
Microsoft Corp. (Software)	33,972	1,037,505
Millipore Corp.* (Biotechnology)	228	24,202
Molex, Inc. (Electrical Components & Equipment)	627	14,051
Molson Coors Brewing Co.—Class B (Beverages)	684	30,342
Monsanto Co. (Agriculture)	2,451	154,560
Monster Worldwide, Inc.* (Internet)	570	9,935
Moody’s Corp. (Commercial Services)	855	21,136
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,213	187,757
Motorola, Inc.* (Telecommunications)	10,317	72,941
Murphy Oil Corp. (Oil & Gas)	855	51,428
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,368	30,137
Nabors Industries, Ltd.* (Oil & Gas)	1,254	27,049
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	684	14,364
National Semiconductor Corp. (Semiconductors)	1,083	16,007
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,881	82,820
NetApp, Inc.* (Computers)	1,539	53,357
Newell Rubbermaid, Inc. (Housewares)	1,254	21,406
Newmont Mining Corp. (Mining)	2,166	121,469
News Corp.—Class A (Media)	10,032	154,693
Nicor, Inc. (Gas)	228	9,920
NIKE, Inc.—Class B (Apparel)	1,710	129,806
NiSource, Inc. (Electric)	1,254	20,440
Noble Energy, Inc. (Oil & Gas)	798	60,967
Nordstrom, Inc. (Retail)	741	30,626
Norfolk Southern Corp. (Transportation)	1,653	98,072
Northeast Utilities System (Electric)	798	22,176
Northern Trust Corp. (Banks)	1,083	59,543
Northrop Grumman Corp. (Aerospace/Defense)	1,368	92,791
Novell, Inc.* (Software)	1,539	8,634
Novellus Systems, Inc.* (Semiconductors)	399	10,454
NRG Energy, Inc.* (Electric)	1,140	27,554
Nucor Corp. (Iron/Steel)	1,425	64,581
NVIDIA Corp.* (Semiconductors)	2,451	38,530
NYSE Euronext (Diversified Financial Services)	1,140	37,198
O’Reilly Automotive, Inc.* (Retail)	627	30,654
Occidental Petroleum Corp. (Oil & Gas)	3,591	318,378
Office Depot, Inc.* (Retail)	1,197	8,211
Omnicom Group, Inc. (Advertising)	1,368	58,359
ONEOK, Inc. (Gas)	456	22,408
Oracle Corp. (Software)	17,385	449,228
Owens-Illinois, Inc.* (Packaging & Containers)	741	26,261
PACCAR, Inc. (Auto Manufacturers)	1,596	74,246
Pactiv Corp.* (Packaging & Containers)	570	14,484
Pall Corp. (Miscellaneous Manufacturing)	513	20,002
Parker Hannifin Corp. (Miscellaneous Manufacturing)	741	51,262
Patterson Cos., Inc. (Healthcare—Products)	399	12,764
Paychex, Inc. (Commercial Services)	1,425	43,605
Peabody Energy Corp. (Coal)	1,197	55,924
People’s United Financial, Inc. (Banks)	1,653	25,671
Pepco Holdings, Inc. (Electric)	969	16,221
PepsiCo, Inc. (Beverages)	7,296	475,845
PerkinElmer, Inc. (Electronics)	513	12,851
Pfizer, Inc. (Pharmaceuticals)	35,910	600,415
PG&E Corp. (Electric)	1,653	72,401
Philip Morris International, Inc. (Commercial Services)	8,379	411,241
Pinnacle West Capital Corp. (Electric)	456	17,027

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Pioneer Natural Resources Co. (Oil & Gas)	513	$32,899
Pitney Bowes, Inc. (Office/Business Equipment)	912	23,165
Plum Creek Timber Co., Inc. (Forest Products & Paper)	741	29,492
PNC Financial Services Group (Banks)	2,280	153,239
Polo Ralph Lauren Corp. (Apparel)	228	20,497
PPG Industries, Inc. (Chemicals)	741	52,144
PPL Corp. (Electric)	1,653	40,928
Praxair, Inc. (Chemicals)	1,368	114,597
Precision Castparts Corp. (Metal Fabricate/Hardware)	627	80,469
Priceline.com, Inc.* (Internet)	228	59,747
Principal Financial Group, Inc. (Insurance)	1,425	41,639
Procter & Gamble Co. (Cosmetics/Personal Care)	12,939	804,288
Progress Energy, Inc. (Electric)	1,254	50,060
Progressive Corp. (Insurance)	2,964	59,547
ProLogis (REIT)	2,109	27,776
Prudential Financial, Inc. (Insurance)	2,052	130,425
Public Service Enterprise Group, Inc. (Electric)	2,223	71,425
Public Storage, Inc. (REIT)	627	60,763
Pulte Group, Inc.* (Home Builders)	1,425	18,653
QLogic Corp.* (Semiconductors)	513	9,937
Qualcomm, Inc. (Telecommunications)	7,467	289,272
Quanta Services, Inc.* (Commercial Services)	912	18,359
Quest Diagnostics, Inc. (Healthcare—Services)	684	39,097
Questar Corp. (Pipelines)	798	38,264
Qwest Communications International, Inc. (Telecommunications)	6,612	34,581
R.R. Donnelley & Sons Co. (Commercial Services)	912	19,599
RadioShack Corp. (Retail)	570	12,284
Range Resources Corp. (Oil & Gas)	684	32,668
Raytheon Co. (Aerospace/Defense)	1,710	99,693
Red Hat, Inc.* (Software)	855	25,539
Regions Financial Corp. (Banks)	5,301	46,861
Republic Services, Inc. (Environmental Control)	1,425	44,218
Reynolds American, Inc. (Agriculture)	741	39,584
Robert Half International, Inc. (Commercial Services)	684	18,728
Rockwell Automation, Inc. (Machinery—Diversified)	627	38,071
Rockwell Collins, Inc. (Aerospace/Defense)	684	44,460
Roper Industries, Inc. (Miscellaneous Manufacturing)	399	24,347
Ross Stores, Inc. (Retail)	570	31,920
Rowan Cos., Inc.* (Oil & Gas)	513	15,287
Ryder System, Inc. (Transportation)	228	10,607
Safeway, Inc. (Food)	1,710	40,356
SAIC, Inc.* (Commercial Services)	1,368	23,817
Salesforce.com, Inc.* (Software)	513	43,913
SanDisk Corp.* (Computers)	1,026	40,927
Sara Lee Corp. (Food)	3,078	43,769
SCANA Corp. (Electric)	513	20,248
Schlumberger, Ltd. (Oil & Gas Services)	5,301	378,597
Scripps Networks Interactive—Class A (Entertainment)	399	18,091
Sealed Air Corp. (Packaging & Containers)	684	14,706
Sears Holdings Corp.* (Retail)	228	27,577
Sempra Energy (Gas)	1,083	53,262
Sherwin-Williams Co. (Chemicals)	399	31,150
Sigma-Aldrich Corp. (Chemicals)	570	33,801
Simon Property Group, Inc. (REIT)	1,311	116,705
SLM Corp.* (Diversified Financial Services)	2,166	26,512
Smith International, Inc. (Oil & Gas Services)	1,083	51,724
Snap-on, Inc. (Hand/Machine Tools)	285	13,731
Southern Co. (Electric)	3,648	126,075
Southwest Airlines Co. (Airlines)	3,306	43,573
Southwestern Energy Co.* (Oil & Gas)	1,539	61,068
Spectra Energy Corp. (Pipelines)	2,907	67,849
Sprint Nextel Corp.* (Telecommunications)	13,224	56,202
St. Jude Medical, Inc.* (Healthcare—Products)	1,425	58,169
Stanley Black & Decker, Inc. (Hand/Machine Tools)	684	42,511
Staples, Inc. (Retail)	3,249	76,449
Starbucks Corp. (Retail)	3,306	85,890
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	855	46,606
State Street Corp. (Banks)	2,223	96,700
Stericycle, Inc.* (Environmental Control)	399	23,501
Stryker Corp. (Healthcare—Products)	1,254	72,030
Sunoco, Inc. (Oil & Gas)	513	16,816
SunTrust Banks, Inc. (Banks)	2,223	65,801
SuperValu, Inc. (Food)	969	14,438
Symantec Corp.* (Internet)	3,591	60,221
Sysco Corp. (Food)	2,622	82,698
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,140	65,561
Target Corp. (Retail)	3,363	191,254
TECO Energy, Inc. (Electric)	969	16,405
Tellabs, Inc. (Telecommunications)	1,710	15,527
Tenet Healthcare Corp.* (Healthcare—Services)	1,938	12,113
Teradata Corp.* (Computers)	741	21,541
Teradyne, Inc.* (Semiconductors)	798	9,760
Tesoro Petroleum Corp. (Oil & Gas)	627	8,245
Texas Instruments, Inc. (Semiconductors)	5,529	143,809
Textron, Inc. (Miscellaneous Manufacturing)	1,197	27,339
The AES Corp.* (Electric)	2,964	34,205
The Charles Schwab Corp. (Diversified Financial Services)	4,332	83,564
The Dow Chemical Co. (Chemicals)	5,130	158,158
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	513	33,817
The Gap, Inc. (Retail)	2,109	52,156
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,337	339,332

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,083	$14,545
The Hershey Co. (Food)	741	34,834
The New York Times Co.—Class A* (Media)	513	5,089
The Travelers Cos., Inc. (Insurance)	2,280	115,687
The Williams Cos., Inc. (Pipelines)	2,622	61,905
Thermo Fisher Scientific, Inc.* (Electronics)	1,824	100,831
Tiffany & Co. (Retail)	570	27,634
Time Warner Cable, Inc. (Media)	1,596	89,775
Time Warner, Inc. (Media)	5,130	169,700
Titanium Metals Corp.* (Mining)	399	6,153
TJX Cos., Inc. (Retail)	1,881	87,166
Torchmark Corp. (Insurance)	342	18,311
Total System Services, Inc. (Software)	855	13,689
Tyson Foods, Inc.—Class A (Food)	1,368	26,799
U.S. Bancorp (Banks)	8,493	227,358
Union Pacific Corp. (Transportation)	2,223	168,192
United Parcel Service, Inc.—Class B (Transportation)	4,389	303,455
United States Steel Corp. (Iron/Steel)	627	34,272
United Technologies Corp. (Aerospace/Defense)	4,161	311,867
UnitedHealth Group, Inc. (Healthcare—Services)	5,130	155,490
UnumProvident Corp. (Insurance)	1,482	36,265
Urban Outfitters, Inc.* (Retail)	570	21,381
V.F. Corp. (Apparel)	399	34,482
Valero Energy Corp. (Oil & Gas)	2,508	52,141
Varian Medical Systems, Inc.* (Healthcare—Products)	570	32,137
Ventas, Inc. (REIT)	684	32,305
VeriSign, Inc.* (Internet)	798	21,761
Verizon Communications, Inc. (Telecommunications)	12,597	363,927
Viacom, Inc.—Class B* (Media)	2,679	94,649
Visa, Inc.—Class A (Commercial Services)	1,995	180,009
Vornado Realty Trust (REIT)	684	57,025
Vulcan Materials Co. (Building Materials)	570	32,650
W.W. Grainger, Inc. (Distribution/Wholesale)	285	31,504
Wal-Mart Stores, Inc. (Retail)	9,519	510,694
Walgreen Co. (Retail)	4,389	154,273
Walt Disney Co. (Media)	8,607	317,082
Washington Post Co.—Class B (Media)	57	28,908
Waste Management, Inc. (Environmental Control)	2,166	75,117
Waters Corp.* (Electronics)	399	28,724
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	456	19,526
WellPoint, Inc.* (Healthcare—Services)	1,995	107,331
Wells Fargo & Co. (Banks)	23,028	762,457
Western Digital Corp.* (Computers)	1,026	42,158
Western Union Co. (Commercial Services)	3,021	55,133
Weyerhaeuser Co. (Forest Products & Paper)	912	45,162
Whirlpool Corp. (Home Furnishings)	342	37,234
Whole Foods Market, Inc.* (Food)	741	28,914
Windstream Corp. (Telecommunications)	2,052	22,675
Wisconsin Energy Corp. (Electric)	513	26,938
Wyndham Worldwide Corp. (Lodging)	798	21,394
Wynn Resorts, Ltd. (Lodging)	285	25,148
Xcel Energy, Inc. (Electric)	2,052	44,631
Xerox Corp. (Office/Business Equipment)	6,042	65,858
Xilinx, Inc. (Semiconductors)	1,254	32,328
XL Capital, Ltd.—Class A (Insurance)	1,539	27,394
XTO Energy, Inc. (Oil & Gas)	2,622	124,597
Yahoo!, Inc.* (Internet)	5,301	87,626
YUM! Brands, Inc. (Retail)	2,109	89,464
Zimmer Holdings, Inc.* (Healthcare—Products)	969	59,022
Zions Bancorp (Banks)	684	19,651

TOTAL COMMON STOCKS (Cost $38,643,643)		47,734,009

	Principal Amount
Repurchase Agreements (30.7%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,588,024 (Collateralized by $2,801,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,639,942)	$2,588,000	2,588,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,249,072 (Collateralized by $7,292,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-11/19/12, market value $7,395,905)	7,249,000	7,249,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $11,958,120 (Collateralized by $8,841,300 of various U.S. Treasury Obligations, 7.50%–8.00%, 11/15/16-11/15/21, market value $12,197,330)	11,958,000	11,958,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,551,017 (Collateralized by $1,454,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,583,043)	1,551,000	1,551,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,346,000)		23,346,000

TOTAL INVESTMENT SECURITIES (Cost $61,989,643)—93.6%		71,080,009
Net other assets (liabilities) — 6.4%		4,831,316

NET ASSETS — 100.0%		$75,911,325

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $870,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $19,764,450)	334	$501,246

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,540,603	$4,233
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$5,500,657	$(59,696)
		$(55,463)
Bull ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$77,658	0.1%
Aerospace/Defense	1,134,221	1.5%
Agriculture	523,046	0.7%
Airlines	43,573	0.1%
Apparel	244,279	0.3%
Auto Manufacturers	269,429	0.4%
Auto Parts & Equipment	114,106	0.1%
Banks	2,731,127	3.6%
Beverages	1,174,603	1.5%
Biotechnology	570,934	0.8%
Building Materials	58,553	0.1%
Chemicals	778,152	1.0%
Coal	113,834	0.1%
Commercial Services	986,067	1.3%
Computers	2,915,007	3.8%
Cosmetics/Personal Care	1,085,872	1.4%
Distribution/Wholesale	91,952	0.1%
Diversified Financial Services	2,660,983	3.5%
Electric	1,509,452	2.0%
Electrical Components & Equipment	189,700	0.2%
Electronics	269,109	0.4%
Energy—Alternate Sources	32,729	NM
Engineering & Construction	69,651	0.1%
Entertainment	45,727	0.1%
Environmental Control	142,836	0.2%
Food	958,309	1.3%
Forest Products & Paper	146,609	0.2%
Gas	85,590	0.1%
Hand/Machine Tools	56,242	0.1%
Healthcare—Products	1,628,582	2.1%
Healthcare—Services	485,712	0.6%
Holding Companies—Diversified	21,640	NM
Home Builders	51,820	0.1%
Home Furnishings	48,486	0.1%
Household Products/Wares	208,182	0.3%
Housewares	21,406	NM
Insurance	1,795,351	2.4%
Internet	1,214,128	1.6%
Iron/Steel	171,034	0.2%
Leisure Time	115,525	0.2%
Lodging	135,054	0.2%
Machinery—Construction & Mining	190,175	0.3%
Machinery—Diversified	242,590	0.3%
Media	1,429,442	1.9%
Metal Fabricate/Hardware	80,469	0.1%
Mining	335,285	0.4%
Miscellaneous Manufacturing	1,817,558	2.4%
Office/Business Equipment	89,023	0.1%
Oil & Gas	4,261,983	5.6%
Oil & Gas Services	812,099	1.1%
Packaging & Containers	92,282	0.1%
Pharmaceuticals	2,578,173	3.4%
Pipelines	205,952	0.3%
REIT	591,289	0.8%
Real Estate	20,732	NM
Retail	2,998,547	4.0%
Savings & Loans	28,050	NM
Semiconductors	1,209,870	1.6%
Software	2,212,166	2.9%
Telecommunications	2,604,404	3.4%
Textiles	15,533	NM
Toys/Games/Hobbies	58,653	0.1%
Transportation	883,464	1.2%
Other* *	28,177,316	37.1%

Total	$75,911,325	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$47,734,009	$—	$—	$47,734,009
Repurchase Agreements	—	23,346,000	—	23,346,000

Total Investment Securities	47,734,009	23,346,000	—	71,080,009

Other Financial Instruments^	501,246	(55,463)	—	445,783

Total Investments	$48,235,255	$23,290,537	$—	$71,525,792

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (64.1%)
99 Cents Only Stores* (Retail)	950	$14,744
Aaron’s, Inc. (Commercial Services)	1,710	38,595
ACI Worldwide, Inc.* (Software)	760	14,280
Acxiom Corp.* (Software)	1,900	36,252
ADC Telecommunications, Inc.* (Telecommunications)	2,280	18,263
ADTRAN, Inc. (Telecommunications)	1,330	35,604
Advance Auto Parts, Inc. (Retail)	2,090	94,259
Advent Software, Inc.* (Software)	380	17,168
Aecom Technology Corp.* (Engineering & Construction)	2,660	79,986
Aeropostale, Inc.* (Retail)	2,280	66,211
Affiliated Managers Group, Inc.* (Diversified Financial Services)	950	79,971
Affymetrix, Inc.* (Biotechnology)	1,710	11,867
AGCO Corp.* (Machinery—Diversified)	2,090	73,192
AGL Resources, Inc. (Gas)	1,710	67,562
AirTran Holdings, Inc.* (Airlines)	3,230	17,054
Alaska Air Group, Inc.* (Airlines)	760	31,472
Albemarle Corp. (Chemicals)	2,090	95,429
Alberto-Culver Co. (Cosmetics/Personal Care)	2,090	60,192
Alexander & Baldwin, Inc. (Transportation)	950	33,801
Alexandria Real Estate Equities, Inc. (REIT)	950	67,270
Alliance Data Systems Corp.* (Commercial Services)	1,140	85,568
Alliant Energy Corp. (Electric)	2,660	90,972
Alliant Techsystems, Inc.* (Aerospace/Defense)	760	61,492
AMB Property Corp. (REIT)	3,610	100,575
American Eagle Outfitters, Inc. (Retail)	4,940	83,041
American Financial Group, Inc. (Insurance)	1,710	50,325
American Greetings Corp.—Class A (Household Products/Wares)	950	23,332
AmeriCredit Corp.* (Diversified Financial Services)	2,280	54,583
Ametek, Inc. (Electrical Components & Equipment)	2,470	106,827
AnnTaylor Stores Corp.* (Retail)	1,330	28,861
ANSYS, Inc.* (Software)	2,090	94,050
AOL, Inc.* (Internet)	2,470	57,699
Apollo Investment Corp. (Investment Companies)	4,180	50,829
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,520	65,421
Aqua America, Inc. (Water)	3,230	59,206
Arch Coal, Inc. (Coal)	3,800	102,600
Arrow Electronics, Inc.* (Electronics)	2,850	86,925
Arthur J. Gallagher & Co. (Insurance)	2,470	64,887
Ashland, Inc. (Chemicals)	1,900	113,164
Associated Banc-Corp (Banks)	4,180	60,735
Astoria Financial Corp. (Savings & Loans)	1,900	30,666
Atmel Corp.* (Semiconductors)	11,020	59,949
Atmos Energy Corp. (Gas)	2,090	61,822
Atwood Oceanics, Inc.* (Oil & Gas)	1,330	48,425
Avnet, Inc.* (Electronics)	3,610	115,412
Bally Technologies, Inc.* (Entertainment)	1,330	61,340
BancorpSouth, Inc. (Banks)	1,710	37,859
Bank of Hawaii Corp. (Banks)	1,140	60,283
Barnes & Noble, Inc. (Retail)	950	20,938
BE Aerospace, Inc.* (Aerospace/Defense)	2,470	73,384
Beckman Coulter, Inc. (Healthcare—Products)	1,710	106,704
Bill Barrett Corp.* (Oil & Gas)	760	25,901
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	380	42,442
BJ’s Wholesale Club, Inc.* (Retail)	1,330	50,912
Black Hills Corp. (Electric)	950	31,246
Bob Evans Farms, Inc. (Retail)	570	17,630
BorgWarner, Inc.* (Auto Parts & Equipment)	2,850	123,519
Boyd Gaming Corp.* (Lodging)	1,330	16,891
BRE Properties, Inc.—Class A (REIT)	1,330	55,541
Brink’s Home Security Holdings, Inc.* (Commercial Services)	950	39,843
Brinker International, Inc. (Retail)	2,470	45,744
Broadridge Financial Solutions, Inc. (Software)	3,230	76,906
Brown & Brown, Inc. (Insurance)	2,850	57,399
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	1,900	119,719
Burger King Holdings, Inc. (Retail)	2,090	44,099
Cabot Corp. (Chemicals)	1,520	49,461
Cadence Design Systems, Inc.* (Computers)	6,460	48,192
Camden Property Trust (REIT)	1,520	73,614
Career Education Corp.* (Commercial Services)	1,520	44,490
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,330	50,181
Carmax, Inc.* (Retail)	5,320	130,712
Carpenter Technology Corp. (Iron/Steel)	950	37,307
Cathay Bancorp, Inc. (Banks)	1,900	23,503
Charles River Laboratories International, Inc.* (Biotechnology)	1,520	50,890
Cheesecake Factory, Inc.* (Retail)	1,330	36,136
Chico’s FAS, Inc. (Retail)	4,180	62,240
Chipotle Mexican Grill, Inc.—Class A* (Retail)	760	102,532
Church & Dwight, Inc. (Household Products/Wares)	1,710	118,417
Ciena Corp.* (Telecommunications)	2,090	38,644
Cimarex Energy Co. (Oil & Gas)	1,900	129,352
Cincinnati Bell, Inc.* (Telecommunications)	4,750	16,008
City National Corp. (Banks)	950	59,166
Clean Harbors, Inc.* (Environmental Control)	380	24,103
Cleco Corp. (Electric)	1,330	36,442
Coldwater Creek, Inc.* (Retail)	1,330	9,416
Collective Brands, Inc.* (Retail)	1,520	35,644
Commerce Bancshares, Inc. (Banks)	1,710	70,828
Commercial Metals Co. (Metal Fabricate/Hardware)	2,660	39,581

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	2,280	$74,282
Community Health Systems, Inc.* (Healthcare—Services)	2,090	85,397
Comstock Resources, Inc.* (Oil & Gas)	1,140	36,548
Con-way, Inc. (Transportation)	1,140	44,278
Convergys Corp.* (Commercial Services)	2,850	36,024
Copart, Inc.* (Retail)	1,520	54,249
Corinthian Colleges, Inc.* (Commercial Services)	2,090	32,646
Corn Products International, Inc. (Food)	1,710	61,560
Corporate Office Properties Trust (REIT)	1,330	53,799
Corrections Corp. of America* (Commercial Services)	2,660	55,115
Cousins Properties, Inc. (REIT)	2,280	18,377
Covance, Inc.* (Healthcare—Services)	1,520	86,853
Crane Co. (Miscellaneous Manufacturing)	1,140	40,972
Cree Research, Inc.* (Semiconductors)	2,470	180,829
Cullen/Frost Bankers, Inc. (Banks)	1,330	78,949
Cytec Industries, Inc. (Chemicals)	1,140	54,788
Deluxe Corp. (Commercial Services)	1,140	23,906
Dick’s Sporting Goods, Inc.* (Retail)	2,090	60,840
Diebold, Inc. (Computers)	1,520	47,652
Digital River, Inc.* (Internet)	760	21,234
Dollar Tree, Inc.* (Retail)	2,090	126,905
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,710	79,173
DPL, Inc. (Electric)	2,850	80,313
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,710	67,870
Dress Barn, Inc.* (Retail)	1,900	52,592
DST Systems, Inc. (Computers)	760	32,262
Duke-Weeks Realty Corp. (REIT)	5,320	71,980
Dynegy, Inc.—Class A* (Electric)	12,160	16,173
Eaton Vance Corp. (Diversified Financial Services)	2,850	100,434
Edwards Lifesciences Corp.* (Healthcare—Products)	1,330	137,096
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,850	62,415
Energen Corp. (Gas)	1,710	83,568
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,520	92,872
Equinix, Inc.* (Internet)	950	95,617
Equity One, Inc. (REIT)	760	14,752
Essex Property Trust, Inc. (REIT)	570	60,317
Everest Re Group, Ltd. (Insurance)	1,330	101,944
Exterran Holdings, Inc.* (Oil & Gas Services)	1,520	44,308
F5 Networks, Inc.* (Internet)	1,900	130,017
FactSet Research Systems, Inc. (Computers)	950	71,459
Fair Isaac Corp. (Software)	950	20,007
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,040	34,109
Federal Realty Investment Trust (REIT)	1,330	102,929
Federal Signal Corp. (Miscellaneous Manufacturing)	1,140	9,188
Fidelity National Title Group, Inc.—Class A (Insurance)	5,510	83,642
First American Financial Corp. (Insurance)	2,470	85,388
First Niagara Financial Group, Inc. (Savings & Loans)	4,560	63,384
FirstMerit Corp. (Banks)	2,090	49,115
Flowers Foods, Inc. (Food)	1,710	45,076
Foot Locker, Inc. (Retail)	3,800	58,330
Forest Oil Corp.* (Oil & Gas)	2,660	77,938
Fossil, Inc.* (Household Products/Wares)	1,140	44,346
Frontier Oil Corp. (Oil & Gas)	2,470	37,544
FTI Consulting, Inc.* (Commercial Services)	950	39,074
Fulton Financial Corp. (Banks)	4,560	47,880
Gartner Group, Inc.* (Commercial Services)	1,330	32,026
GATX Corp. (Trucking & Leasing)	950	31,008
Gen-Probe, Inc.* (Healthcare—Products)	1,140	54,025
Gentex Corp. (Electronics)	3,230	69,413
Global Payments, Inc. (Software)	1,900	81,339
Graco, Inc. (Machinery—Diversified)	1,330	46,124
Granite Construction, Inc. (Engineering & Construction)	760	25,544
Great Plains Energy, Inc. (Electric)	3,230	62,436
Green Mountain Coffee Roasters, Inc.* (Beverages)	760	55,222
Greenhill & Co., Inc. (Diversified Financial Services)	380	33,398
Greif, Inc.—Class A (Packaging & Containers)	760	44,977
GUESS?, Inc. (Apparel)	1,330	61,007
Hanesbrands, Inc.* (Apparel)	2,280	64,912
Hanover Insurance Group, Inc. (Insurance)	1,140	51,357
Hansen Natural Corp.* (Beverages)	1,710	75,377
Harsco Corp. (Miscellaneous Manufacturing)	1,900	58,824
Harte-Hanks, Inc. (Advertising)	760	10,944
Hawaiian Electric Industries, Inc. (Electric)	2,090	48,802
HCC Insurance Holdings, Inc. (Insurance)	2,660	72,325
Health Management Associates, Inc.—Class A* (Healthcare—Services)	6,080	56,666
Health Net, Inc.* (Healthcare—Services)	2,280	50,206
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,090	30,472
Henry Schein, Inc.* (Healthcare—Products)	2,090	126,382
Herman Miller, Inc. (Office Furnishings)	1,330	28,223
Hewitt Associates, Inc.* (Commercial Services)	1,900	77,881
Highwoods Properties, Inc. (REIT)	1,710	54,669
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,520	48,199

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
HNI Corp. (Office Furnishings)	950	$29,488
Hologic, Inc.* (Healthcare—Products)	6,270	112,045
Horace Mann Educators Corp. (Insurance)	950	16,350
Hospitality Properties Trust (REIT)	2,850	75,497
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,330	61,805
IDACORP, Inc. (Electric)	1,140	41,131
IDEX Corp. (Machinery—Diversified)	1,900	63,840
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,330	87,966
Immucor, Inc.* (Healthcare—Products)	1,710	36,611
Informatica Corp.* (Software)	2,090	52,271
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,990	72,458
Integrated Device Technology, Inc.* (Semiconductors)	3,990	26,374
International Bancshares Corp. (Banks)	1,140	27,554
International Rectifier Corp.* (Semiconductors)	1,710	39,364
International Speedway Corp. (Entertainment)	570	17,419
Intersil Corp.—Class A (Semiconductors)	2,850	42,408
Intrepid Potash, Inc.* (Chemicals)	950	24,947
Itron, Inc.* (Electronics)	950	75,630
ITT Educational Services, Inc.* (Commercial Services)	570	57,644
J. Crew Group, Inc.* (Retail)	1,330	61,805
J.B. Hunt Transport Services, Inc. (Transportation)	2,090	77,037
Jack Henry & Associates, Inc. (Computers)	1,900	48,488
Jefferies Group, Inc. (Diversified Financial Services)	2,850	77,577
JetBlue Airways Corp.* (Airlines)	4,940	27,615
John Wiley & Sons, Inc. (Media)	950	40,157
Jones Lang LaSalle, Inc. (Real Estate)	950	74,936
Joy Global, Inc. (Machinery—Construction & Mining)	2,470	140,321
Kansas City Southern Industries, Inc.* (Transportation)	2,280	92,454
KB Home (Home Builders)	1,710	31,686
KBR, Inc. (Engineering & Construction)	3,800	83,904
Kennametal, Inc. (Hand/Machine Tools)	1,900	62,434
Kindred Healthcare, Inc.* (Healthcare—Services)	950	16,948
Kinetic Concepts, Inc.* (Healthcare—Products)	1,330	57,589
Kirby Corp.* (Transportation)	1,140	47,971
Korn/Ferry International* (Commercial Services)	950	15,400
Lam Research Corp.* (Semiconductors)	3,040	123,272
Lamar Advertising Co.* (Advertising)	1,140	42,431
Lancaster Colony Corp. (Miscellaneous Manufacturing)	380	20,889
Landstar System, Inc. (Transportation)	1,140	50,411
Lender Processing Services, Inc. (Diversified Financial Services)	2,280	86,070
Lennox International, Inc. (Building Materials)	1,140	51,596
Liberty Property Trust (REIT)	2,660	89,935
Life Time Fitness, Inc.* (Leisure Time)	950	34,922
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,330	50,779
Lincare Holdings, Inc.* (Healthcare—Services)	1,520	70,969
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	950	56,943
LKQ Corp.* (Distribution/Wholesale)	3,420	72,025
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,040	35,750
Lubrizol Corp. (Chemicals)	1,520	137,317
M.D.C. Holdings, Inc. (Home Builders)	760	29,108
Mack-Cali Realty Corp. (REIT)	1,900	65,284
Manpower, Inc. (Commercial Services)	1,900	106,590
ManTech International Corp.—Class A* (Software)	380	17,111
Mariner Energy, Inc.* (Oil & Gas)	2,470	58,984
Martin Marietta Materials (Building Materials)	950	91,086
Masimo Corp. (Healthcare—Products)	1,140	26,687
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	570	19,950
MDU Resources Group, Inc. (Electric)	4,560	96,672
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,330	33,755
Mednax, Inc.* (Healthcare—Services)	1,140	62,632
Mentor Graphics Corp.* (Computers)	2,280	20,497
Mercury General Corp. (Insurance)	760	34,192
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	760	95,365
Micros Systems, Inc.* (Computers)	1,900	70,604
Mine Safety Appliances Co. (Environmental Control)	570	16,752
Minerals Technologies, Inc. (Chemicals)	380	21,926
Mohawk Industries, Inc.* (Textiles)	1,330	84,774
MSC Industrial Direct Co.—Class A (Retail)	950	51,766
MSCI, Inc.—Class A* (Software)	2,470	85,586
National Fuel Gas Co. (Pipelines)	1,900	98,838
National Instruments Corp. (Computers)	1,330	45,991
Nationwide Health Properties, Inc. (REIT)	2,850	99,807
Navigant Consulting Co.* (Commercial Services)	1,140	14,683
NBTY, Inc.* (Pharmaceuticals)	1,520	61,834
NCR Corp.* (Computers)	3,800	50,008
Netflix, Inc.* (Internet)	950	93,831
NeuStar, Inc.* (Telecommunications)	1,710	41,844
New York Community Bancorp (Savings & Loans)	10,450	172,111

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
NewAlliance Bancshares, Inc. (Savings & Loans)	2,470	$32,184
Newfield Exploration Co.* (Oil & Gas)	3,230	187,954
NewMarket Corp. (Chemicals)	190	20,900
Nordson Corp. (Machinery—Diversified)	760	54,583
NSTAR (Electric)	2,470	90,402
NV Energy, Inc. (Electric)	5,700	71,193
NVR, Inc.* (Home Builders)	190	136,429
Oceaneering International, Inc.* (Oil & Gas Services)	1,330	87,115
OGE Energy Corp. (Electric)	2,280	94,346
Old Republic International Corp. (Insurance)	5,890	88,409
Olin Corp. (Chemicals)	1,900	39,900
OMEGA Healthcare Investors, Inc. (REIT)	2,090	41,842
Omnicare, Inc. (Pharmaceuticals)	2,850	79,202
Oshkosh Truck Corp.* (Auto Manufacturers)	2,090	80,716
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,330	78,031
Overseas Shipholding Group, Inc. (Transportation)	570	28,534
Owens & Minor, Inc. (Distribution/Wholesale)	1,435	45,131
Packaging Corp. of America (Packaging & Containers)	2,470	61,083
PacWest Bancorp (Banks)	570	13,686
Palm, Inc.* (Computers)	3,990	23,142
Panera Bread Co.—Class A* (Retail)	760	59,234
Parametric Technology Corp.* (Software)	2,850	52,982
Patriot Coal Corp.* (Coal)	1,710	33,670
Patterson-UTI Energy, Inc. (Oil & Gas)	3,610	55,197
Pentair, Inc. (Miscellaneous Manufacturing)	2,280	82,445
Perrigo Co. (Pharmaceuticals)	1,900	115,957
PetSmart, Inc. (Retail)	2,850	94,249
Pharmaceutical Product Development, Inc. (Commercial Services)	2,850	78,375
Phillips-Van Heusen Corp. (Apparel)	1,140	71,831
Plains Exploration & Production Co.* (Oil & Gas)	3,230	94,671
Plantronics, Inc. (Telecommunications)	1,140	37,848
PNM Resources, Inc. (Electric)	2,090	28,403
Polycom, Inc.* (Telecommunications)	1,900	61,845
Potlatch Corp. (Forest Products & Paper)	950	35,587
Pride International, Inc.* (Oil & Gas)	4,180	126,779
Prosperity Bancshares, Inc. (Banks)	950	37,259
Protective Life Corp. (Insurance)	2,090	50,306
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,330	42,786
Quest Software, Inc.* (Software)	1,520	26,646
Quicksilver Resources, Inc.* (Oil & Gas)	2,850	39,530
Ralcorp Holdings, Inc.* (Food)	1,330	88,511
Raymond James Financial Corp. (Diversified Financial Services)	2,280	69,859
Rayonier, Inc. (Forest Products & Paper)	1,900	93,062
Realty Income Corp. (REIT)	2,470	80,991
Regal-Beloit Corp. (Hand/Machine Tools)	760	48,085
Regency Centers Corp. (REIT)	1,900	77,995
Regis Corp. (Retail)	1,330	25,430
Reinsurance Group of America, Inc. (Insurance)	1,710	88,287
Reliance Steel & Aluminum Co. (Iron/Steel)	1,520	74,191
Rent-A-Center, Inc.* (Commercial Services)	1,520	39,246
ResMed, Inc.* (Healthcare—Products)	1,710	117,015
RF Micro Devices, Inc.* (Telecommunications)	6,460	36,305
Rollins, Inc. (Commercial Services)	950	20,663
Rovi Corp.* (Semiconductors)	2,470	96,281
RPM, Inc. (Chemicals)	3,040	67,123
Ruddick Corp. (Food)	950	33,573
Saks, Inc.* (Retail)	3,800	37,050
Scholastic Corp. (Media)	570	15,396
Scientific Games Corp.—Class A* (Entertainment)	1,520	22,359
SEI Investments Co. (Software)	3,040	68,278
Semtech Corp.* (Semiconductors)	1,330	24,140
Senior Housing Properties Trust (REIT)	3,040	68,339
Sensient Technologies Corp. (Chemicals)	1,140	35,944
Service Corp. International (Commercial Services)	6,080	54,598
Shaw Group, Inc.* (Engineering & Construction)	1,900	72,732
Silgan Holdings, Inc. (Packaging & Containers)	570	34,388
Silicon Laboratories, Inc.* (Semiconductors)	950	45,933
SL Green Realty Corp. (REIT)	1,900	118,123
Smithfield Foods, Inc.* (Food)	3,420	64,091
Solera Holdings, Inc. (Software)	1,710	66,468
Sonoco Products Co. (Packaging & Containers)	2,280	75,536
Sotheby’s (Commercial Services)	1,520	50,768
Southern Union Co. (Gas)	3,040	79,435
SPX Corp. (Miscellaneous Manufacturing)	1,140	79,663
SRA International, Inc.—Class A* (Computers)	950	21,926
StanCorp Financial Group, Inc. (Insurance)	1,140	51,254
Steel Dynamics, Inc. (Iron/Steel)	5,130	80,592
STERIS Corp. (Healthcare—Products)	1,330	44,262
Strayer Education, Inc. (Commercial Services)	190	46,193
Superior Energy Services, Inc.* (Oil & Gas Services)	1,900	51,414
SVB Financial Group* (Banks)	950	46,769
Sybase, Inc.* (Software)	1,900	82,422
Syniverse Holdings, Inc.* (Telecommunications)	1,520	30,522
Synopsys, Inc.* (Computers)	3,420	77,668
Synovus Financial Corp. (Banks)	17,100	51,471

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
TCF Financial Corp. (Banks)	2,850	$53,096
Tech Data Corp.* (Distribution/Wholesale)	1,140	48,906
Techne Corp. (Healthcare—Products)	760	50,350
Teleflex, Inc. (Miscellaneous Manufacturing)	950	58,254
Telephone & Data Systems, Inc. (Telecommunications)	2,090	72,439
Temple-Inland, Inc. (Forest Products & Paper)	2,470	57,600
Terex Corp.* (Machinery—Construction & Mining)	2,470	65,504
The Brink’s Co. (Miscellaneous Manufacturing)	1,140	30,358
The Corporate Executive Board Co. (Commercial Services)	760	20,870
The Macerich Co. (REIT)	2,292	102,475
The Ryland Group, Inc. (Home Builders)	950	21,641
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	950	46,028
The Timberland Co.—Class A* (Apparel)	950	20,425
The Warnaco Group, Inc.* (Apparel)	950	45,448
Thomas & Betts Corp.* (Electronics)	1,140	47,812
Thor Industries, Inc. (Home Builders)	760	27,140
Thoratec Corp.* (Healthcare—Products)	1,330	59,305
Tidewater, Inc. (Oil & Gas Services)	1,140	61,115
Timken Co. (Metal Fabricate/Hardware)	1,900	66,842
Toll Brothers, Inc.* (Home Builders)	3,420	77,189
Tootsie Roll Industries, Inc. (Food)	570	15,162
Towers Watson & Co.—Class A (Commercial Services)	950	45,600
Transatlantic Holdings, Inc. (Insurance)	1,520	75,590
Trimble Navigation, Ltd.* (Electronics)	2,850	93,223
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,900	47,291
Trustmark Corp. (Banks)	1,330	32,558
Tupperware Corp. (Household Products/Wares)	1,520	77,626
tw telecom, Inc.* (Telecommunications)	3,610	64,258
UDR, Inc. (REIT)	3,800	77,178
UGI Corp. (Gas)	2,660	73,123
Under Armour, Inc.—Class A* (Retail)	760	25,650
Unit Corp.* (Oil & Gas)	950	45,382
United Rentals, Inc.* (Commercial Services)	1,330	19,099
United Therapeutics Corp.* (Pharmaceuticals)	1,140	64,855
Unitrin, Inc. (Insurance)	1,140	33,345
Universal Corp. (Agriculture)	570	29,515
Universal Health Services, Inc.—Class B (Healthcare—Services)	2,280	84,634
URS Corp.* (Engineering & Construction)	1,900	97,565
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,520	68,400
Valley National Bancorp (Banks)	3,610	58,626
Valmont Industries, Inc. (Metal Fabricate/Hardware)	380	31,650
Valspar Corp. (Chemicals)	2,280	71,410
ValueClick, Inc.* (Internet)	1,900	19,532
Varian, Inc.* (Electronics)	570	29,520
VCA Antech, Inc.* (Pharmaceuticals)	2,090	59,481
Vectren Corp. (Gas)	1,900	47,519
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,750	184,157
Vishay Intertechnology, Inc.* (Electronics)	4,560	47,470
W.R. Berkley Corp. (Insurance)	3,040	82,080
Wabtec Corp. (Machinery—Diversified)	1,140	54,241
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,900	70,528
Washington Federal, Inc. (Savings & Loans)	2,660	54,716
Waste Connections, Inc.* (Environmental Control)	1,900	68,001
Webster Financial Corp. (Banks)	1,520	31,494
Weingarten Realty Investors (REIT)	2,470	57,106
WellCare Health Plans, Inc.* (Healthcare—Services)	950	27,199
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	8,360	44,392
Werner Enterprises, Inc. (Transportation)	950	21,299
Westamerica Bancorp (Banks)	570	33,499
Westar Energy, Inc. (Electric)	2,660	63,015
WGL Holdings, Inc. (Gas)	1,140	40,744
Williams Sonoma, Inc. (Retail)	2,470	71,136
Wilmington Trust Corp. (Banks)	2,090	36,220
WMS Industries, Inc.* (Leisure Time)	1,140	57,023
Woodward Governor Co. (Electronics)	1,330	42,627
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,330	21,240
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,330	38,637

TOTAL COMMON STOCKS (Cost $20,153,978)		23,436,617

	Principal Amount
Repurchase Agreements (41.9%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,700,016 (Collateralized by $1,840,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,734,200)	$1,700,000	1,700,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,763,048 (Collateralized by $4,728,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $4,860,507)	4,763,000	4,763,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,857,079 (Collateralized by $5,653,900 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $8,014,427)	$7,857,000	$7,857,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,020,011 (Collateralized by $957,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,041,934)	1,020,000	1,020,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,340,000)		15,340,000

TOTAL INVESTMENT SECURITIES (Cost $35,493,978)—106.0%		38,776,617
Net other assets (liabilities) — (6.0)%		(2,204,243)

NET ASSETS — 100.0%		$36,572,374

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $700,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/21/10 (Underlying notional amount at value $8,211,000)	100	$(107,756)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$691,490	$(2,006)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$4,275,588	$(85,736)
		$(87,742)

Mid-Cap ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$53,375	0.1%
Aerospace/Defense	134,876	0.4%
Agriculture	29,515	0.1%
Airlines	76,141	0.2%
Apparel	263,623	0.7%
Auto Manufacturers	80,716	0.2%
Auto Parts & Equipment	123,519	0.3%
Banks	910,550	2.5%
Beverages	130,599	0.4%
Biotechnology	289,356	0.8%
Building Materials	142,682	0.4%
Chemicals	732,309	2.0%
Coal	136,270	0.4%
Commercial Services	1,074,897	2.9%
Computers	557,889	1.5%
Cosmetics/Personal Care	60,192	0.2%
Distribution/Wholesale	238,520	0.7%
Diversified Financial Services	572,420	1.6%
Electric	851,546	2.3%
Electrical Components & Equipment	356,869	1.0%
Electronics	608,032	1.7%
Engineering & Construction	359,731	1.0%
Entertainment	168,988	0.5%
Environmental Control	108,856	0.3%
Food	307,973	0.8%
Forest Products & Paper	221,999	0.6%
Gas	453,773	1.2%
Hand/Machine Tools	167,462	0.5%
Healthcare—Products	1,064,236	2.9%
Healthcare—Services	635,069	1.7%
Home Builders	323,193	0.9%
Household Products/Wares	309,749	0.8%
Insurance	1,087,080	3.0%
Internet	417,930	1.1%
Investment Companies	50,829	0.1%
Iron/Steel	192,090	0.5%
Leisure Time	91,945	0.3%
Lodging	16,891	NM
Machinery—Construction & Mining	325,544	0.9%
Machinery—Diversified	330,617	0.9%
Media	55,553	0.2%
Metal Fabricate/Hardware	159,313	0.4%
Miscellaneous Manufacturing	642,609	1.8%
Office Furnishings	57,711	0.2%
Oil & Gas	964,205	2.6%
Oil & Gas Services	274,424	0.7%
Packaging & Containers	215,984	0.6%
Pharmaceuticals	623,930	1.7%
Pipelines	98,838	0.3%
REIT	1,628,395	4.5%
Real Estate	74,936	0.2%
Retail	1,622,355	4.4%
Retail—Restaurants	44,392	0.1%
Savings & Loans	353,061	1.0%
Semiconductors	672,659	1.8%
Software	791,766	2.2%
Telecommunications	527,862	1.4%
Textiles	84,774	0.2%
Transportation	395,785	1.1%
Trucking & Leasing	31,008	0.1%
Water	59,206	0.2%
Other* *	13,135,757	35.9%

Total	$36,572,374	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$23,436,617	$—	$—	$23,436,617
Repurchase Agreements	—	15,340,000	—	15,340,000

Total Investment Securities	23,436,617	15,340,000	—	38,776,617

Other Financial Instruments^	(107,756)	(87,742)	—	(195,498)

Total Investments	$23,328,861	$15,252,258	$—	$38,581,119

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (37.5%)
3D Systems Corp.* (Computers)	880	$13,693
3PAR, Inc.* (Computers)	550	5,132
AAR Corp.* (Aerospace/Defense)	660	16,091
Abaxis, Inc.* (Healthcare—Products)	550	14,251
ABIOMED, Inc.* (Healthcare—Products)	1,210	11,664
ABM Industries, Inc. (Commercial Services)	770	16,547
Acacia Research Corp.* (Media)	880	13,094
Acco Brands Corp.* (Household Products/Wares)	1,650	15,065
Acorda Therapeutics, Inc.* (Biotechnology)	660	25,575
ActivIdentity Corp.* (Internet)	4,070	11,925
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,210	27,745
Actuate Corp.* (Software)	2,200	12,452
Acuity Brands, Inc. (Miscellaneous Manufacturing)	770	34,812
Acxiom Corp.* (Software)	880	16,790
Adaptec, Inc.* (Telecommunications)	4,290	13,256
ADC Telecommunications, Inc.* (Telecommunications)	1,980	15,860
Administaff, Inc. (Commercial Services)	660	14,612
ADTRAN, Inc. (Telecommunications)	990	26,502
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,870	10,696
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	990	14,573
Advent Software, Inc.* (Software)	550	24,849
Advisory Board Co.* (Commercial Services)	550	18,111
AEP Industries, Inc.* (Packaging & Containers)	330	9,118
Aerovironment, Inc.* (Aerospace/Defense)	220	5,760
Affymax, Inc.* (Biotechnology)	660	15,734
Affymetrix, Inc.* (Biotechnology)	1,650	11,451
Aircastle, Ltd. (Trucking & Leasing)	1,100	13,211
AirTran Holdings, Inc.* (Airlines)	3,080	16,262
Alaska Air Group, Inc.* (Airlines)	660	27,331
Alaska Communications Systems Group, Inc. (Telecommunications)	1,430	12,241
Albany International Corp.—Class A (Machinery—Diversified)	550	14,009
Alexander’s, Inc.* (REIT)	110	34,960
Alico, Inc. (Agriculture)	330	8,804
Align Technology, Inc.* (Healthcare—Products)	990	16,810
Alkermes, Inc.* (Pharmaceuticals)	1,650	21,615
Alliance One International, Inc.* (Agriculture)	1,980	10,078
Allied Nevada Gold Corp.* (Mining)	1,100	20,108
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	2,200	8,866
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,540	12,166
Almost Family, Inc.* (Healthcare—Services)	440	18,638
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	660	11,194
AMAG Pharmaceuticals, Inc.* (Biotechnology)	330	11,270
America’s Car-Mart, Inc.* (Retail)	330	8,359
American Apparel, Inc.* (Apparel)	1,870	5,741
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	990	10,652
American Campus Communities, Inc. (REIT)	770	21,691
American Capital, Ltd. (Investment Companies)	4,950	30,393
American Equity Investment Life Holding Co. (Insurance)	1,540	16,201
American Greetings Corp.—Class A (Household Products/Wares)	770	18,911
American Italian Pasta Co.—Class A* (Food)	550	21,576
American Medical Systems Holdings, Inc.* (Healthcare—Products)	1,430	25,626
American Public Education, Inc.* (Commercial Services)	330	13,976
American Reprographics Co.* (Software)	880	8,791
American Science & Engineering, Inc. (Electronics)	220	16,533
American States Water Co. (Water)	550	20,526
American Superconductor Corp.* (Electrical Components & Equipment)	440	12,839
American Woodmark Corp. (Home Furnishings)	660	15,253
Amerigon, Inc.* (Auto Parts & Equipment)	770	7,554
AMERIGROUP Corp.* (Healthcare—Services)	880	31,891
Amerisafe, Inc.* (Insurance)	660	11,286
Ameron International Corp. (Miscellaneous Manufacturing)	220	15,266
Amkor Technology, Inc.* (Semiconductors)	1,870	14,100
AmSurg Corp.* (Healthcare—Services)	2,090	43,305
ANADIGICS, Inc.* (Semiconductors)	1,760	8,853
Analogic Corp. (Electronics)	220	10,520
Anixter International, Inc.* (Telecommunications)	440	23,056
AnnTaylor Stores Corp.* (Retail)	1,100	23,870
Anworth Mortgage Asset Corp. (REIT)	2,200	14,762
Apollo Investment Corp. (Investment Companies)	2,860	34,778
Applied Industrial Technologies, Inc. (Machinery—Diversified)	880	27,086
Applied Micro Circuits Corp.* (Semiconductors)	1,320	14,890
Arbitron, Inc. (Commercial Services)	550	16,945
Arch Chemicals, Inc. (Chemicals)	550	18,705
ArcSight, Inc.* (Telecommunications)	330	7,501
Arena Resources, Inc.* (Oil & Gas)	770	28,436
Ares Capital Corp. (Investment Companies)	1,870	29,658

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Argo Group International Holdings, Ltd. (Insurance)	880	$29,031
Argon ST, Inc.* (Aerospace/Defense)	330	8,580
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,750	9,680
Ariba, Inc.* (Internet)	1,650	23,545
Arkansas Best Corp. (Transportation)	550	16,753
ArQule, Inc.* (Biotechnology)	3,520	22,422
Array BioPharma, Inc.* (Pharmaceuticals)	1,760	6,512
Arris Group, Inc.* (Telecommunications)	2,200	27,038
Arrow Financial Corp. (Banks)	550	15,290
Art Technology Group, Inc.* (Internet)	2,750	11,770
Artio Global Investors, Inc. (Diversified Financial Services)	440	10,067
Aruba Networks, Inc.* (Telecommunications)	1,100	13,816
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,540	23,593
Asbury Automotive Group, Inc.* (Retail)	990	15,394
Ascent Media Corp.—Class A* (Entertainment)	440	12,989
Ashford Hospitality Trust* (REIT)	1,100	10,230
AsiaInfo Holdings, Inc.* (Internet)	550	15,625
Asset Acceptance Capital Corp.* (Commercial Services)	990	7,286
Assisted Living Concepts, Inc.—Class A* (Healthcare—Services)	550	19,305
Associated Estates Realty Corp. (REIT)	770	10,803
Assured Guaranty, Ltd. (Insurance)	2,090	45,039
Astec Industries, Inc.* (Machinery—Construction & Mining)	550	18,216
Astoria Financial Corp. (Savings & Loans)	1,430	23,080
athenahealth, Inc.* (Software)	550	15,961
Atheros Communications* (Telecommunications)	990	38,452
Atlas Air Worldwide Holdings, Inc.* (Transportation)	330	18,239
Atlas Energy, Inc.* (Oil & Gas)	1,210	43,657
ATMI, Inc.* (Semiconductors)	1,430	25,926
ATP Oil & Gas Corp.* (Oil & Gas)	330	6,026
ATS Medical, Inc.* (Healthcare—Products)	2,640	10,534
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	880	31,328
Avatar Holdings, Inc.* (Real Estate)	550	13,112
Aviat Networks, Inc.* (Telecommunications)	1,760	11,440
Avid Technology, Inc.* (Software)	1,100	16,060
Avis Budget Group, Inc.* (Commercial Services)	1,760	26,611
AZZ, Inc. (Miscellaneous Manufacturing)	330	13,405
Badger Meter, Inc. (Electronics)	550	22,748
Baldor Electric Co. (Hand/Machine Tools)	880	33,801
Bally Technologies, Inc.* (Entertainment)	880	40,586
Bank Mutual Corp. (Banks)	2,640	18,797
BankFinancial Corp. (Savings & Loans)	1,980	19,127
Barnes Group, Inc. (Miscellaneous Manufacturing)	880	18,304
Basic Energy Services, Inc.* (Oil & Gas Services)	660	6,739
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	880	19,536
Belden, Inc. (Electrical Components & Equipment)	880	24,165
Belo Corp.—Class A (Media)	1,540	13,352
Benchmark Electronics, Inc.* (Electronics)	1,100	23,804
Berry Petroleum Co.—Class A (Oil & Gas)	880	28,486
Bill Barrett Corp.* (Oil & Gas)	990	33,739
BioMed Realty Trust, Inc. (REIT)	1,870	34,614
BioMimetic Therapeutics, Inc.* (Healthcare—Products)	550	7,332
Blackbaud, Inc. (Software)	550	12,678
Blackboard, Inc.* (Software)	550	23,402
Blount International, Inc.* (Machinery—Diversified)	1,650	18,513
Blue Coat Systems, Inc.* (Internet)	660	21,470
Blue Nile, Inc.* (Internet)	220	11,878
Bob Evans Farms, Inc. (Retail)	880	27,218
Boston Private Financial Holdings, Inc. (Banks)	1,430	11,340
BPZ Resources, Inc.* (Oil & Gas)	1,870	12,379
Brady Corp.—Class A (Electronics)	880	30,237
Briggs & Stratton Corp. (Machinery—Diversified)	880	20,891
Brigham Exploration Co.* (Oil & Gas)	1,760	34,338
Brightpoint, Inc.* (Distribution/Wholesale)	1,320	10,679
Bristow Group, Inc.* (Transportation)	550	21,290
Broadpoint Gleacher Securities, Inc.* (Diversified Financial Services)	1,870	8,004
Bronco Drilling Co., Inc.* (Oil & Gas)	990	4,732
Brookline Bancorp, Inc. (Savings & Loans)	1,210	13,298
Brooks Automation, Inc.* (Semiconductors)	990	9,623
Brown Shoe Co., Inc. (Retail)	990	18,612
Bruker Corp.* (Healthcare—Products)	1,100	16,819
Brunswick Corp. (Leisure Time)	1,540	32,186
Brush Engineered Materials, Inc.* (Mining)	440	13,081
Buckeye Technologies, Inc.* (Forest Products & Paper)	550	7,766
Buffalo Wild Wings, Inc.* (Retail)	330	13,642
CACI International, Inc.—Class A* (Computers)	660	31,304
Cadiz, Inc.* (Agriculture)	660	8,230
Calamos Asset Management, Inc. (Diversified Financial Services)	550	6,848
Calgon Carbon Corp.* (Environmental Control)	990	15,345
California Pizza Kitchen, Inc.* (Retail)	550	11,275
Callaway Golf Co. (Leisure Time)	1,430	13,428

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Capella Education Co.* (Commercial Services)	220	$19,936
Capital Lease Funding, Inc. (REIT)	1,650	9,620
CARBO Ceramics, Inc. (Oil & Gas Services)	330	24,172
Care Investment Trust, Inc. (REIT)	1,100	9,834
Carmike Cinemas, Inc.* (Entertainment)	660	11,075
Carrizo Oil & Gas, Inc.* (Oil & Gas)	550	12,067
Carter’s, Inc.* (Apparel)	770	24,809
Casey’s General Stores, Inc. (Retail)	770	29,745
Cash America International, Inc. (Retail)	550	20,383
Cass Information Systems, Inc. (Banks)	440	13,992
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	880	37,233
Cathay Bancorp, Inc. (Banks)	1,210	14,968
Cavco Industries, Inc.* (Home Builders)	220	8,617
Cavium Networks, Inc.* (Semiconductors)	660	18,223
CBL & Associates Properties, Inc. (REIT)	2,530	36,938
CEC Entertainment, Inc.* (Retail)	330	12,887
Celera Corp.* (Biotechnology)	2,420	18,077
Centene Corp.* (Healthcare—Services)	660	15,114
Century Aluminum Co.* (Mining)	1,210	16,311
Cenveo, Inc.* (Commercial Services)	1,210	10,370
Cepheid, Inc.* (Healthcare—Products)	1,100	21,989
Charming Shoppes, Inc.* (Retail)	2,310	13,052
Chart Industries, Inc.* (Machinery—Diversified)	880	20,231
Checkpoint Systems, Inc.* (Electronics)	1,650	37,273
Cheesecake Factory, Inc.* (Retail)	990	26,898
Chemical Financial Corp. (Banks)	660	15,642
Cheniere Energy, Inc.* (Oil & Gas)	1,980	8,217
China Information Security Technology, Inc.* (Software)	1,320	7,973
China-Biotics, Inc.* (Pharmaceuticals)	440	7,841
ChinaCast Education Corp.* (Commercial Services)	1,100	7,403
Chindex International, Inc.* (Distribution/Wholesale)	440	5,562
Chiquita Brands International, Inc.* (Food)	880	13,235
Christopher & Banks Corp. (Retail)	1,100	10,769
Cincinnati Bell, Inc.* (Telecommunications)	4,400	14,828
CIRCOR International, Inc. (Metal Fabricate/Hardware)	440	15,162
Cirrus Logic, Inc.* (Semiconductors)	1,100	13,981
Citi Trends, Inc.* (Retail)	330	11,068
Citizens Republic Bancorp, Inc.* (Banks)	7,590	9,488
City Holding Co. (Banks)	770	26,981
CKE Restaurants, Inc. (Retail)	2,530	31,220
CKX, Inc.* (Media)	1,760	10,349
Clarcor, Inc. (Miscellaneous Manufacturing)	770	29,121
Clayton Williams Energy, Inc.* (Oil & Gas)	330	15,332
Clean Harbors, Inc.* (Environmental Control)	330	20,932
Clearwater Paper Corp.* (Forest Products & Paper)	220	14,010
Cleco Corp. (Electric)	1,430	39,182
CoBiz Financial, Inc. (Banks)	1,210	8,639
Coeur d’Alene Mines Corp.* (Mining)	1,430	25,626
Cogent Communications Group, Inc.* (Internet)	770	7,862
Cogent, Inc.* (Electronics)	1,320	13,662
Cognex Corp. (Machinery—Diversified)	1,100	23,001
Coherent, Inc.* (Electronics)	440	16,531
Coldwater Creek, Inc.* (Retail)	1,870	13,240
Collective Brands, Inc.* (Retail)	1,210	28,374
Colonial Properties Trust (REIT)	1,210	19,082
Columbia Banking System, Inc. (Banks)	550	12,364
Columbia Sportswear Co. (Apparel)	440	24,438
Columbus McKinnon Corp. NY* (Machinery—Diversified)	880	15,866
Community Bank System, Inc. (Banks)	770	18,996
Community Trust Bancorp, Inc. (Banks)	660	19,813
Commvault Systems, Inc.* (Software)	880	18,436
Complete Production Services, Inc.* (Oil & Gas Services)	880	13,279
Computer Programs & Systems, Inc. (Software)	440	19,826
comScore, Inc.* (Internet)	770	13,976
Comtech Telecommunications Corp.* (Telecommunications)	550	17,182
Comverge, Inc.* (Energy—Alternate Sources)	770	8,732
Concur Technologies, Inc.* (Software)	660	27,661
Conseco, Inc.* (Insurance)	4,400	25,960
Consolidated Communications Holdings, Inc. (Telecommunications)	1,100	20,405
Consolidated Graphics, Inc.* (Commercial Services)	220	9,220
Consolidated-Tomoka Land Co. (Real Estate)	330	11,279
Constant Contact, Inc.* (Internet)	660	16,863
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,210	25,676
Corinthian Colleges, Inc.* (Commercial Services)	1,540	24,055
CoStar Group, Inc.* (Commercial Services)	440	19,338
Cousins Properties, Inc. (REIT)	1,210	9,753
Cracker Barrel Old Country Store, Inc. (Retail)	440	21,723
Credit Acceptance Corp.* (Diversified Financial Services)	110	4,961
Crocs, Inc.* (Apparel)	1,540	14,876
Crosstex Energy, Inc.* (Oil & Gas)	990	8,940
CSG Systems International, Inc.* (Software)	660	14,995
Cubic Corp. (Electronics)	330	12,312

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,210	$27,128
Curis, Inc.* (Biotechnology)	1,980	6,534
Curtiss-Wright Corp. (Aerospace/Defense)	660	23,542
Cyberonics, Inc.* (Healthcare—Products)	550	10,742
CyberSource Corp.* (Internet)	1,210	31,073
Cymer, Inc.* (Electronics)	880	30,052
Cytokinetics, Inc.* (Biotechnology)	1,760	5,667
Dana Holding Corp.* (Auto Parts & Equipment)	2,420	32,331
Darling International, Inc.* (Environmental Control)	1,760	16,702
DCT Industrial Trust, Inc. (REIT)	3,410	17,937
DealerTrack Holdings, Inc.* (Internet)	770	11,743
Deckers Outdoor Corp.* (Apparel)	330	46,391
Delphi Financial Group, Inc.—Class A (Insurance)	880	24,200
Deltic Timber Corp. (Forest Products & Paper)	220	11,576
Deluxe Corp. (Commercial Services)	880	18,454
DemandTec, Inc.* (Software)	1,430	9,667
DepoMed, Inc.* (Pharmaceuticals)	1,870	7,536
Developers Diversified Realty Corp. (REIT)	2,970	36,501
Dexcom, Inc.* (Healthcare—Products)	990	10,841
DG Fastchannel, Inc.* (Media)	440	15,479
DHT Maritime, Inc. (Transportation)	2,090	9,865
Diamond Foods, Inc. (Food)	440	18,792
DiamondRock Hospitality Co. (REIT)	2,597	28,541
Digi International, Inc.* (Software)	880	9,425
Digital River, Inc.* (Internet)	660	18,440
Dillards, Inc.—Class A (Retail)	1,100	30,888
DineEquity, Inc.* (Retail)	330	13,573
Diodes, Inc.* (Semiconductors)	880	18,894
Dionex Corp.* (Electronics)	440	35,891
Dolan Media* (Media)	770	9,155
Dollar Financial Corp.* (Commercial Services)	330	7,725
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	550	24,194
Domino’s Pizza, Inc.* (Retail)	770	11,866
Domtar Corp.* (Forest Products & Paper)	660	46,754
Dress Barn, Inc.* (Retail)	550	15,224
Drew Industries, Inc.* (Building Materials)	550	14,108
Drill-Quip, Inc.* (Oil & Gas Services)	440	25,489
drugstore.com, Inc.* (Internet)	2,200	8,052
DTS, Inc.* (Home Furnishings)	440	14,626
Durect Corp.* (Pharmaceuticals)	4,510	12,854
Dyax Corp.* (Pharmaceuticals)	1,430	5,005
Dycom Industries, Inc.* (Engineering & Construction)	880	9,346
E* TRADE Financial Corp.* (Diversified Financial Services)	27,060	45,461
East West Bancorp, Inc. (Banks)	1,650	32,323
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,620	28,274
Echelon Corp.* (Computers)	660	6,237
Eclipsys Corp.* (Software)	1,210	25,023
Education Realty Trust, Inc. (REIT)	1,760	12,443
eHealth, Inc.* (Insurance)	880	12,065
Einstein Noah Restaurant Group, Inc.* (Retail)	550	7,139
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	880	16,025
EMCOR Group, Inc.* (Engineering & Construction)	1,320	37,699
Emergency Medical Services Corp.—Class A* (Commercial Services)	660	34,901
Emergent Biosolutions, Inc.* (Biotechnology)	440	7,163
Emeritus Corp.* (Healthcare—Services)	330	7,392
Employers Holdings, Inc. (Insurance)	990	16,315
Emulex Corp.* (Semiconductors)	1,540	18,095
EnerNOC, Inc.* (Electric)	330	9,596
EnerSys* (Electrical Components & Equipment)	880	22,774
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	440	13,895
Enstar Group, Ltd.* (Insurance)	220	14,546
Entegris, Inc.* (Semiconductors)	2,530	15,661
Entertainment Properties Trust (REIT)	880	38,474
Entropic Communications, Inc.* (Semiconductors)	1,210	6,389
Enzo Biochem, Inc.* (Biotechnology)	1,540	9,194
Epicor Software Corp.* (Software)	1,650	15,147
Epoch Holding Corp. (Diversified Financial Services)	990	12,791
Equity Lifestyle Properties, Inc. (REIT)	330	18,318
Equity One, Inc. (REIT)	1,430	27,756
eResearchTechnology, Inc.* (Internet)	1,760	12,971
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	440	13,574
Esterline Technologies Corp.* (Aerospace/Defense)	550	30,679
Euronet Worldwide, Inc.* (Commercial Services)	1,100	17,523
ev3, Inc.* (Healthcare—Products)	1,210	23,147
Evercore Partners, Inc.—Class A (Diversified Financial Services)	330	11,827
Exelixis, Inc.* (Biotechnology)	1,980	11,444
Exide Technologies* (Electrical Components & Equipment)	1,210	7,187
Exlservice Holdings, Inc.* (Commercial Services)	660	10,507
Exponent, Inc.* (Commercial Services)	440	13,116
Extra Space Storage, Inc. (REIT)	1,210	18,174
EZCORP, Inc.—Class A* (Retail)	660	13,669
F.N.B. Corp. (Banks)	2,420	22,554
Fair Isaac Corp. (Software)	880	18,533
FalconStor Software, Inc.* (Software)	2,090	6,249
Farmer Brothers Co. (Beverages)	1,100	20,581
FARO Technologies, Inc.* (Electronics)	550	13,866
FEI Co.* (Electronics)	1,100	24,750
FelCor Lodging Trust, Inc.* (REIT)	1,430	11,597
Ferro Corp.* (Chemicals)	1,760	19,219
First Cash Financial Services, Inc.* (Retail)	770	16,986

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
First Commonwealth Financial Corp. (Banks)	1,980	$12,969
First Community Bancshares, Inc. (Banks)	990	16,483
First Financial Bancorp (Banks)	880	16,817
First Financial Bankshares, Inc. (Banks)	440	23,531
First Financial Corp. (Banks)	550	16,032
First Financial Northwest, Inc. (Savings & Loans)	2,090	13,481
First Merchants Corp. (Banks)	990	8,653
First Midwest Bancorp, Inc. (Banks)	1,430	21,736
First Potomac Realty Trust (REIT)	990	16,058
FirstMerit Corp. (Banks)	1,650	38,775
Fisher Communications, Inc.* (Media)	440	6,618
Flow International Corp.* (Machinery—Diversified)	1,540	4,866
Flushing Financial Corp. (Savings & Loans)	880	11,977
Force Protection, Inc.* (Auto Manufacturers)	1,540	8,239
Forestar Group, Inc.* (Real Estate)	770	17,356
FormFactor, Inc.* (Semiconductors)	880	13,209
Forward Air Corp. (Transportation)	660	18,493
Fossil, Inc.* (Household Products/Wares)	770	29,953
FPIC Insurance Group, Inc.* (Insurance)	330	8,983
Franklin Covey Co.* (Commercial Services)	2,090	16,469
Franklin Electric Co., Inc. (Hand/Machine Tools)	660	23,093
Franklin Street Properties Corp. (REIT)	1,540	22,700
Fred’s, Inc. (Retail)	1,210	16,807
Fresh Del Monte Produce, Inc.* (Food)	1,650	34,435
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	220	6,923
FuelCell Energy, Inc.* (Energy—Alternate Sources)	2,640	7,260
Fuller (H.B.) Co. (Chemicals)	1,100	25,795
Furniture Brands International, Inc.* (Home Furnishings)	990	8,197
Fushi Copperweld, Inc.* (Electrical Components & Equipment)	770	8,516
FX Energy, Inc.* (Oil & Gas)	3,300	14,223
G & K Services, Inc. (Textiles)	440	12,096
Gartner Group, Inc.* (Commercial Services)	1,320	31,786
Gaylord Entertainment Co.* (Lodging)	660	22,275
GenCorp, Inc.* (Aerospace/Defense)	990	6,158
General Communication, Inc.—Class A* (Telecommunications)	1,980	12,177
General Maritime Corp. (Oil & Gas Services)	1,430	11,597
General Moly, Inc.* (Mining)	2,640	9,874
Genesco, Inc.* (Retail)	660	21,971
Genesee & Wyoming, Inc.—Class A* (Transportation)	990	38,709
Genoptix, Inc.* (Healthcare—Services)	550	21,279
Gentiva Health Services, Inc.* (Healthcare—Services)	550	15,774
GeoEye, Inc.* (Telecommunications)	440	12,540
Geokinetics, Inc.* (Oil & Gas Services)	550	4,807
GFI Group, Inc. (Diversified Financial Services)	1,320	9,108
Gibraltar Industries, Inc.* (Iron/Steel)	330	4,957
Glacier Bancorp, Inc. (Banks)	1,430	26,441
Glatfelter (Forest Products & Paper)	880	12,927
Glimcher Realty Trust (REIT)	2,420	16,480
Global Crossing, Ltd.* (Telecommunications)	1,100	16,335
Global Industries, Ltd.* (Oil & Gas Services)	1,870	12,529
Golar LNG, Ltd. (Transportation)	770	10,002
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,420	40,801
Gran Tierra Energy, Inc.* (Oil & Gas)	4,070	24,664
Grand Canyon Education, Inc.* (Commercial Services)	440	10,639
Granite Construction, Inc. (Engineering & Construction)	550	18,485
Graphic Packaging Holding Co.* (Packaging & Containers)	2,310	8,524
Greatbatch, Inc.* (Electrical Components & Equipment)	990	22,117
Greenlight Capital Re, Ltd.—Class A* (Insurance)	660	16,909
Group 1 Automotive, Inc.* (Retail)	550	17,077
GSE Systems, Inc.* (Software)	1,320	7,392
GSI Commerce, Inc.* (Internet)	770	20,982
GulfMark Offshore, Inc.—Class A* (Transportation)	550	18,958
Gulfport Energy Corp.* (Oil & Gas)	1,320	16,500
Haemonetics Corp.* (Healthcare—Products)	440	25,458
Halozyme Therapeutics, Inc.* (Biotechnology)	1,760	14,995
Hancock Holding Co. (Banks)	550	22,484
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	1,540	28,706
Harmonic, Inc.* (Telecommunications)	2,090	14,296
Hawaiian Holdings, Inc.* (Airlines)	1,650	11,715
Haynes International, Inc. (Metal Fabricate/Hardware)	330	11,850
Headwaters, Inc.* (Energy—Alternate Sources)	1,210	7,260
Healthcare Services Group, Inc. (Commercial Services)	1,210	26,003
HEALTHSOUTH Corp.* (Healthcare—Services)	1,430	29,258
HealthSpring, Inc.* (Healthcare—Services)	880	15,488
Healthways, Inc.* (Healthcare—Services)	880	14,335
Heartland Payment Systems, Inc. (Commercial Services)	550	10,109
Hecla Mining Co.* (Mining)	3,520	21,014
HEICO Corp. (Aerospace/Defense)	550	23,688
Heidrick & Struggles International, Inc. (Commercial Services)	440	11,620

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Products/Wares)	660	$17,827
Hercules Offshore, Inc.* (Oil & Gas Services)	2,420	9,583
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,210	13,116
Herman Miller, Inc. (Office Furnishings)	1,540	32,679
Hersha Hospitality Trust (REIT)	2,640	15,233
Hexcel Corp.* (Aerospace/Defense Equipment)	1,650	26,730
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	220	5,353
Hibbett Sports, Inc.* (Retail)	550	15,125
Highwoods Properties, Inc. (REIT)	990	31,650
Hittite Microwave Corp.* (Semiconductors)	660	33,845
HMS Holdings Corp.* (Commercial Services)	550	29,425
HNI Corp. (Office Furnishings)	770	23,901
Home Properties, Inc. (REIT)	550	27,329
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	660	16,150
Hot Topic, Inc. (Retail)	1,210	9,244
HSN, Inc.* (Retail)	550	16,571
Hub Group, Inc.—Class A* (Transportation)	1,100	35,211
Human Genome Sciences, Inc.* (Biotechnology)	3,080	85,285
Huron Consulting Group, Inc.* (Commercial Services)	330	7,729
IBERIABANK Corp. (Banks)	330	20,341
Iconix Brand Group, Inc.* (Apparel)	1,320	22,783
ICU Medical, Inc.* (Healthcare—Products)	660	23,503
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,540	7,115
iGATE Corp. (Computers)	770	9,533
II-VI, Inc.* (Electronics)	550	19,723
Imation Corp.* (Computers)	1,870	20,271
Immucor, Inc.* (Healthcare—Products)	990	21,196
ImmunoGen, Inc.* (Biotechnology)	1,540	15,261
Immunomedics, Inc.* (Biotechnology)	1,650	5,775
Impax Laboratories, Inc.* (Pharmaceuticals)	1,210	21,901
Imperial Sugar Co. (Food)	330	5,290
Incyte, Corp.* (Biotechnology)	1,540	20,667
Independent Bank Corp./MA (Banks)	770	19,974
Infinera Corp.* (Telecommunications)	1,650	15,098
Infinity Property & Casualty Corp. (Insurance)	440	20,297
Informatica Corp.* (Software)	1,320	33,013
InfoSpace, Inc.* (Internet)	550	5,759
Ingles Markets, Inc.—Class A (Food)	770	12,343
Inland Real Estate Corp. (REIT)	2,970	27,977
Innophos Holdings, Inc. (Chemicals)	440	12,536
Innospec, Inc.* (Chemicals)	660	8,785
Insight Enterprises, Inc.* (Retail)	880	13,226
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	770	18,457
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,430	9,796
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,210	14,835
Insulet Corp.* (Healthcare—Products)	660	9,108
Integra LifeSciences Holdings* (Biotechnology)	770	34,981
Inter Parfums, Inc. (Cosmetics/Personal Care)	770	13,306
Interactive Intelligence, Inc.* (Software)	440	8,699
InterDigital, Inc.* (Telecommunications)	770	21,306
Interface, Inc.—Class A (Office Furnishings)	1,430	18,704
Intermec, Inc.* (Machinery—Diversified)	1,320	15,140
InterMune, Inc.* (Biotechnology)	990	42,134
Internap Network Services Corp.* (Internet)	1,320	7,630
International Bancshares Corp. (Banks)	1,100	26,587
International Coal Group, Inc.* (Coal)	2,200	11,594
Internet Brands, Inc.—Class A* (Internet)	1,210	12,524
Internet Capital Group, Inc.* (Internet)	1,210	11,967
Interval Leisure Group, Inc.* (Leisure Time)	770	11,388
Intevac, Inc.* (Machinery—Diversified)	440	6,125
Invacare Corp. (Healthcare—Products)	660	17,444
Invesco Mortgage Capital, Inc. (REIT)	440	9,086
Investors Real Estate Trust (REIT)	1,650	14,405
ION Geophysical Corp.* (Oil & Gas Services)	1,870	11,239
Iowa Telecommunications Services, Inc. (Telecommunications)	770	12,967
IPC The Hospitalist Co.* (Healthcare—Services)	330	10,243
IPG Photonics Corp.* (Telecommunications)	770	13,483
iRobot Corp.* (Machinery—Diversified)	550	11,099
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,760	18,920
Isle of Capri Casinos, Inc.* (Entertainment)	880	9,583
Ixia* (Telecommunications)	1,760	18,040
J. Crew Group, Inc.* (Retail)	880	40,894
j2 Global Communications, Inc.* (Internet)	880	21,190
Jack Henry & Associates, Inc. (Computers)	990	25,265
Jack in the Box, Inc.* (Retail)	990	23,285
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	770	11,773
James River Coal Co.* (Coal)	660	12,421
JDA Software Group, Inc.* (Software)	550	15,895
JetBlue Airways Corp.* (Airlines)	4,620	25,826
Jo-Ann Stores, Inc.* (Retail)	550	24,266
John Bean Technologies Corp. (Miscellaneous Manufacturing)	660	12,124

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Jones Apparel Group, Inc. (Apparel)	1,870	$40,691
Jos. A. Bank Clothiers, Inc.* (Retail)	330	20,084
K-V Pharmaceutical Co.* (Pharmaceuticals)	990	1,535
Kaiser Aluminum Corp. (Mining)	330	13,263
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	660	8,514
Kaydon Corp. (Metal Fabricate/Hardware)	550	22,896
KBW, Inc.* (Diversified Financial Services)	1,320	39,534
Kelly Services, Inc.—Class A* (Commercial Services)	770	12,382
Kendle International, Inc.* (Commercial Services)	330	5,462
Kenexa Corp.* (Commercial Services)	660	9,907
Key Energy Services, Inc.* (Oil & Gas Services)	2,200	23,892
Kforce, Inc.* (Commercial Services)	660	9,167
Kilroy Realty Corp. (REIT)	880	30,853
Kindred Healthcare, Inc.* (Healthcare—Services)	990	17,662
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,650	25,657
Knight Transportation, Inc. (Transportation)	1,100	23,419
Knoll, Inc. (Office Furnishings)	1,320	18,454
Knology, Inc.* (Telecommunications)	1,210	15,887
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	770	21,691
Korn/Ferry International* (Commercial Services)	880	14,265
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,650	13,530
KVH Industries, Inc.* (Telecommunications)	550	8,289
L-1 Identity Solutions, Inc.* (Electronics)	1,430	12,398
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	550	16,280
La-Z-Boy, Inc.* (Home Furnishings)	990	12,910
LaBarge, Inc.* (Electronics)	1,100	13,596
LaBranche & Co., Inc.* (Diversified Financial Services)	1,540	7,608
Lance, Inc. (Food)	990	22,948
Landauer, Inc. (Commercial Services)	330	22,489
Landec Corp.* (Chemicals)	1,540	9,440
LaSalle Hotel Properties (REIT)	990	26,086
Lattice Semiconductor Corp.* (Semiconductors)	2,970	15,652
Lawson Software, Inc.* (Software)	2,200	17,072
Layne Christensen Co.* (Engineering & Construction)	440	12,047
Learning Tree International, Inc.* (Commercial Services)	1,100	17,391
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,970	4,782
Lexington Realty Trust (REIT)	1,980	14,018
LHC Group, Inc.* (Healthcare—Services)	330	11,253
Life Time Fitness, Inc.* (Leisure Time)	550	20,218
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	5,720	10,525
Liquidity Services, Inc.* (Internet)	990	11,256
Lithia Motors, Inc.—Class A* (Retail)	660	5,267
Littelfuse, Inc.* (Electrical Components & Equipment)	440	18,581
Live Nation, Inc.* (Commercial Services)	2,420	37,970
LivePerson, Inc.* (Computers)	1,210	9,995
Liz Claiborne, Inc.* (Apparel)	1,650	14,421
Loral Space & Communications, Inc.* (Telecommunications)	220	9,473
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,090	24,578
LSB Industries, Inc.* (Miscellaneous Manufacturing)	550	9,768
LTC Properties, Inc. (REIT)	550	15,345
Lufkin Industries, Inc. (Oil & Gas Services)	220	18,729
Lululemon Athletica, Inc.* (Retail)	550	20,691
Lumber Liquidators Holdings, Inc.* (Retail)	330	10,052
Luminex Corp.* (Healthcare—Products)	880	14,309
M&F Worldwide Corp.* (Food)	220	6,745
Magellan Health Services, Inc.* (Healthcare—Services)	440	18,572
ManTech International Corp.—Class A* (Software)	330	14,860
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	440	7,902
Martek Biosciences Corp.* (Biotechnology)	660	14,540
Masimo Corp. (Healthcare—Products)	990	23,176
MasTec, Inc.* (Telecommunications)	990	12,385
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	660	23,100
Max Capital Group, Ltd. (Insurance)	770	17,171
Maxwell Technologies, Inc.* (Computers)	550	7,937
Maxygen, Inc.* (Biotechnology)	1,430	9,166
MB Financial, Inc. (Banks)	880	21,560
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	880	8,721
McGrath Rentcorp (Commercial Services)	1,100	28,589
Measurement Specialties, Inc.* (Electronics)	550	9,059
Medallion Financial Corp. (Investment Companies)	2,530	20,240
MedAssets, Inc.* (Software)	770	17,579
Mediacom Communications Corp.—Class A* (Media)	2,530	16,749
Medical Properties Trust, Inc. (REIT)	1,650	16,582
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	990	25,126
Mentor Graphics Corp.* (Computers)	2,090	18,789
MercadoLibre, Inc.* (Commercial Services)	440	22,185
Mercury Computer Systems, Inc.* (Computers)	660	8,488
Meridian Bioscience, Inc. (Healthcare—Products)	1,210	24,188

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Meritage Homes Corp.* (Home Builders)	880	$20,926
Metabolix, Inc.* (Miscellaneous Manufacturing)	550	6,859
Methode Electronics, Inc. (Electronics)	550	6,105
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,980	18,256
MFA Financial, Inc. (REIT)	4,290	30,502
MGE Energy, Inc. (Electric)	2,090	76,828
MGIC Investment Corp.* (Insurance)	1,870	19,504
Micromet, Inc.* (Biotechnology)	1,100	8,382
Microsemi Corp.* (Semiconductors)	1,430	23,681
MicroStrategy, Inc.—Class A* (Software)	220	16,852
Minerals Technologies, Inc. (Chemicals)	550	31,735
MKS Instruments, Inc.* (Semiconductors)	1,320	29,938
ModusLink Global Solutions, Inc.* (Internet)	770	6,876
Momenta Pharmaceuticals, Inc.* (Biotechnology)	770	10,688
Monolithic Power Systems, Inc.* (Semiconductors)	660	16,269
Monro Muffler Brake, Inc. (Commercial Services)	550	19,723
Montpelier Re Holdings, Ltd. (Insurance)	1,210	20,086
Moog, Inc.—Class A* (Aerospace/Defense)	770	28,621
Movado Group, Inc.* (Retail)	660	8,191
Move, Inc.* (Internet)	4,730	10,406
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	2,310	12,936
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	330	13,844
Nash Finch Co. (Food)	330	11,557
National CineMedia, Inc. (Entertainment)	880	16,755
National Financial Partners* (Diversified Financial Services)	880	13,543
National Penn Bancshares, Inc. (Banks)	2,530	18,520
National Retail Properties, Inc. (REIT)	1,540	36,236
Natural Gas Services Group, Inc.* (Oil & Gas Services)	550	9,862
Natus Medical, Inc.* (Healthcare—Products)	1,320	22,493
Navigant Consulting Co.* (Commercial Services)	1,540	19,835
NBT Bancorp, Inc. (Banks)	1,540	37,684
Nektar Therapeutics* (Biotechnology)	1,540	21,498
Neogen Corp.* (Pharmaceuticals)	770	20,243
Ness Technologies, Inc.* (Commercial Services)	1,100	7,117
Netezza Corp.* (Computers)	1,320	18,071
NETGEAR, Inc.* (Telecommunications)	660	17,860
Netlogic Microsystems, Inc.* (Semiconductors)	880	27,430
NetScout Systems, Inc.* (Computers)	1,320	19,166
NeurogesX, Inc.* (Pharmaceuticals)	1,320	13,200
Neutral Tandem, Inc.* (Telecommunications)	550	9,323
New Jersey Resources Corp. (Gas)	990	37,353
NewAlliance Bancshares, Inc. (Savings & Loans)	1,980	25,799
NewMarket Corp. (Chemicals)	110	12,100
Newpark Resources, Inc.* (Oil & Gas Services)	1,650	11,022
Newport Corp.* (Electronics)	990	11,712
Nicor, Inc. (Gas)	660	28,717
NL Industries, Inc. (Miscellaneous Manufacturing)	1,650	14,009
Nordson Corp. (Machinery—Diversified)	550	39,501
Northern Oil & Gas, Inc.* (Oil & Gas)	1,320	21,463
NorthStar Realty Finance Corp. (REIT)	1,320	6,230
Northwest Natural Gas Co. (Gas)	550	26,064
Northwest Pipe Co.* (Metal Fabricate/Hardware)	330	7,960
Novatel Wireless, Inc.* (Telecommunications)	660	4,521
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,640	18,401
Nu Skin Enterprises, Inc. (Retail)	990	29,759
Nutri/System, Inc. (Commercial Services)	440	8,505
NuVasive, Inc.* (Healthcare—Products)	440	18,304
NxStage Medical, Inc.* (Healthcare—Products)	990	12,593
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,430	19,276
Ocwen Financial Corp.* (Diversified Financial Services)	1,320	15,246
Odyssey Healthcare, Inc.* (Healthcare—Services)	660	13,748
OfficeMax, Inc.* (Retail)	1,430	27,170
Oilsands Quest, Inc.* (Oil & Gas)	6,600	5,837
Old Dominion Freight Line, Inc.* (Transportation)	550	19,734
Old National Bancorp (Banks)	1,760	23,602
Olin Corp. (Chemicals)	1,430	30,030
Olympic Steel, Inc. (Iron/Steel)	550	17,479
OM Group, Inc.* (Chemicals)	550	20,762
OMEGA Healthcare Investors, Inc. (REIT)	1,980	39,640
Omnicell, Inc.* (Software)	990	13,217
OmniVision Technologies, Inc.* (Semiconductors)	1,100	19,316
Omnova Solutions, Inc.* (Chemicals)	880	6,732
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,100	31,757
Oplink Communications, Inc.* (Telecommunications)	990	14,959
optionsXpress Holdings, Inc.* (Diversified Financial Services)	1,210	21,477
Orbital Sciences Corp.* (Aerospace/Defense)	1,210	22,240
Orbitz Worldwide, Inc.* (Internet)	660	4,349
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	880	5,966

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,320	$18,018
Orion Marine Group, Inc.* (Engineering & Construction)	660	12,514
Orthovita, Inc.* (Healthcare—Products)	2,310	9,240
OSI Systems, Inc.* (Electronics)	330	8,593
Otter Tail Corp. (Electric)	990	21,998
Owens & Minor, Inc. (Distribution/Wholesale)	990	31,135
P.F. Chang’s China Bistro, Inc.* (Retail)	330	14,401
Pacific Sunwear of California, Inc.* (Retail)	1,760	8,906
PacWest Bancorp (Banks)	770	18,488
PAETEC Holding Corp.* (Telecommunications)	3,080	15,338
Pain Therapeutics, Inc.* (Pharmaceuticals)	2,420	14,520
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	660	17,912
Parametric Technology Corp.* (Software)	1,980	36,808
PAREXEL International Corp.* (Commercial Services)	1,100	25,938
Park Electrochemical Corp. (Electronics)	660	19,939
Parker Drilling Co.* (Oil & Gas)	2,420	13,383
Parkway Properties, Inc. (REIT)	550	10,835
Patriot Coal Corp.* (Coal)	990	19,493
Patriot Transportation Holding, Inc.* (Transportation)	110	9,233
PDL BioPharma, Inc. (Biotechnology)	2,090	12,164
Peet’s Coffee & Tea, Inc.* (Beverages)	330	13,075
Pegasystems, Inc. (Software)	330	10,451
Penn Virginia Corp. (Oil & Gas)	880	22,449
Penns Woods Bancorp, Inc. (Banks)	330	10,577
Petroleum Development* (Oil & Gas)	440	10,300
PetroQuest Energy, Inc.* (Oil & Gas)	1,540	9,101
Pharmasset, Inc.* (Pharmaceuticals)	440	14,256
PharMerica Corp.* (Pharmaceuticals)	990	19,107
Phase Forward, Inc.* (Software)	1,210	20,340
PHH Corp.* (Commercial Services)	990	22,463
PHI, Inc.* (Transportation)	330	6,861
Photronics, Inc.* (Semiconductors)	1,540	8,393
PICO Holdings, Inc.* (Water)	440	15,642
Piedmont Natural Gas Co., Inc. (Gas)	880	24,200
Pier 1 Imports, Inc.* (Retail)	2,090	17,305
Pinnacle Entertainment, Inc.* (Entertainment)	1,320	17,860
Pinnacle Financial Partners, Inc.* (Banks)	660	10,085
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	330	12,989
Plantronics, Inc. (Telecommunications)	880	29,216
Platinum Underwriters Holdings, Ltd. (Insurance)	770	28,652
Plexus Corp.* (Electronics)	770	28,528
PMFG, Inc.* (Miscellaneous Manufacturing)	330	4,745
PMI Group, Inc.* (Insurance)	1,650	8,597
Polaris Industries, Inc. (Leisure Time)	440	26,035
Polycom, Inc.* (Telecommunications)	1,650	53,707
PolyOne Corp.* (Chemicals)	1,540	17,417
Pool Corp. (Distribution/Wholesale)	1,210	29,681
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	330	21,935
Portland General Electric Co. (Electric)	3,740	74,351
Post Properties, Inc. (REIT)	1,210	31,170
Potlatch Corp. (Forest Products & Paper)	1,320	49,447
Powell Industries, Inc.* (Electrical Components & Equipment)	440	14,775
Power Integrations, Inc. (Semiconductors)	440	16,931
PowerSecure International, Inc.* (Electrical Components & Equipment)	880	9,909
POZEN, Inc.* (Pharmaceuticals)	1,760	19,061
Premiere Global Services, Inc.* (Telecommunications)	1,100	10,307
Prestige Brands Holdings, Inc.* (Healthcare—Products)	1,870	18,214
PrivateBancorp, Inc. (Banks)	880	12,602
ProAssurance Corp.* (Insurance)	440	26,818
Progress Software Corp.* (Software)	1,210	39,022
Prosperity Bancshares, Inc. (Banks)	990	38,828
Provident Financial Services, Inc. (Savings & Loans)	1,430	18,847
Provident New York Bancorp (Savings & Loans)	1,650	16,945
PS Business Parks, Inc. (REIT)	220	13,200
PSS World Medical, Inc.* (Healthcare—Products)	990	23,196
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,100	35,387
Quanex Building Products Corp. (Building Materials)	880	16,720
Quest Software, Inc.* (Software)	880	15,426
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	16,071
Quidel Corp.* (Healthcare—Products)	660	9,728
Quiksilver, Inc.* (Apparel)	1,980	10,553
Rackspace Hosting, Inc.* (Internet)	1,100	19,745
Radian Group, Inc. (Insurance)	1,540	21,853
Radiant Systems, Inc.* (Computers)	1,210	17,025
Ramco-Gershenson Properties Trust (REIT)	1,100	13,706
Raven Industries, Inc. (Miscellaneous Manufacturing)	330	10,019
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	660	20,830
RCN Corp.* (Telecommunications)	1,760	25,837
RealNetworks, Inc.* (Internet)	1,650	6,848
Red Robin Gourmet Burgers, Inc.* (Retail)	660	16,111
Redwood Trust, Inc. (REIT)	1,430	23,852
Regal-Beloit Corp. (Hand/Machine Tools)	660	41,758
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,100	28,083
Regis Corp. (Retail)	990	18,929
RehabCare Group, Inc.* (Healthcare—Services)	550	15,686

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Rent-A-Center, Inc.* (Commercial Services)	990	$25,562
Republic Airways Holdings, Inc.* (Airlines)	990	6,197
Resources Connection, Inc.* (Commercial Services)	660	11,576
Revlon, Inc.—Class A* (Cosmetics/Personal Care)	330	5,782
Rex Energy Corp.* (Oil & Gas)	660	8,778
REX Stores Corp.* (Energy—Alternate Sources)	440	7,550
RF Micro Devices, Inc.* (Telecommunications)	4,620	25,964
Rigel Pharmaceuticals, Inc.* (Healthcare—Products)	1,210	9,402
RightNow Technologies, Inc.* (Software)	550	9,020
Riverbed Technology, Inc.* (Computers)	990	30,680
RLI Corp. (Insurance)	550	31,900
Rochester Medical Corp.* (Healthcare—Products)	880	10,551
Rock-Tenn Co.—Class A (Forest Products & Paper)	660	34,056
Rockwood Holdings, Inc.* (Chemicals)	770	23,054
Rofin-Sinar Technologies, Inc.* (Electronics)	550	14,608
Rogers Corp.* (Electronics)	440	14,727
Rollins, Inc. (Commercial Services)	1,100	23,925
Rosetta Resources, Inc.* (Oil & Gas)	990	24,651
RPC, Inc. (Oil & Gas Services)	660	9,009
RSC Holdings, Inc.* (Commercial Services)	1,100	10,087
RTI International Metals, Inc.* (Mining)	550	14,878
Ruby Tuesday, Inc.* (Retail)	1,870	20,925
Ruddick Corp. (Food)	990	34,987
Rue21, Inc.* (Retail)	220	6,952
S.Y. Bancorp, Inc. (Banks)	770	18,280
Safeguard Scientifics, Inc.* (Internet)	770	10,595
Saia, Inc.* (Transportation)	880	14,582
Saks, Inc.* (Retail)	2,090	20,377
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,100	44,220
Sally Beauty Holdings, Inc.* (Retail)	1,540	14,707
Sanderson Farms, Inc. (Food)	550	31,168
Sandy Spring Bancorp, Inc. (Banks)	550	9,598
Sangamo BioSciences, Inc.* (Biotechnology)	1,320	8,131
Sapient Corp. (Internet)	1,870	19,130
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,320	19,140
SAVVIS, Inc.* (Telecommunications)	770	13,552
ScanSource, Inc.* (Distribution/Wholesale)	770	21,452
SCBT Financial Corp. (Banks)	550	21,884
Schiff Nutrition International, Inc. (Pharmaceuticals)	660	4,679
School Specialty, Inc.* (Retail)	550	12,903
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	330	18,784
Seabright Insurance Holdings (Insurance)	990	10,771
SeaChange International, Inc.* (Software)	1,100	9,163
Seattle Genetics, Inc.* (Biotechnology)	1,870	23,562
Selective Insurance Group, Inc. (Insurance)	1,430	23,895
Semtech Corp.* (Semiconductors)	990	17,968
Sensient Technologies Corp. (Chemicals)	770	24,278
Shenandoah Telecommunications Co. (Telecommunications)	770	13,675
ShoreTel, Inc.* (Telecommunications)	1,100	7,205
Shuffle Master, Inc.* (Entertainment)	1,650	15,840
Shutterfly, Inc.* (Internet)	660	15,530
Signature Bank* (Banks)	1,100	44,418
Silgan Holdings, Inc. (Packaging & Containers)	660	39,818
Silicon Graphics International Corp.* (Computers)	770	7,615
Simmons First National Corp.—Class A (Banks)	770	21,622
Simpson Manufacturing Co., Inc. (Building Materials)	660	22,433
Sinclair Broadcast Group, Inc.—Class A* (Media)	990	6,821
Sirona Dental Systems, Inc.* (Healthcare—Products)	440	18,344
SJW Corp. (Water)	770	21,160
Skechers U.S.A., Inc.—Class A* (Apparel)	550	21,092
Skilled Healthcare Group, Inc.—Class A* (Healthcare—Services)	1,430	9,567
Skyline Corp. (Home Builders)	330	7,692
SkyWest, Inc. (Airlines)	660	9,887
Skyworks Solutions, Inc.* (Semiconductors)	2,640	44,458
Smart Balance, Inc.* (Food)	1,980	13,167
Smart Modular Technologies (WWH), Inc.* (Computers)	770	5,405
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,210	5,385
Smith Corp. (Miscellaneous Manufacturing)	550	28,396
Smith Micro Software, Inc.* (Software)	770	7,307
Solera Holdings, Inc. (Software)	1,210	47,033
Solutia, Inc.* (Chemicals)	2,090	36,784
Sonic Corp.* (Retail)	1,540	18,033
Sonus Networks, Inc.* (Telecommunications)	3,740	9,687
Sotheby’s (Commercial Services)	1,100	36,740
Sourcefire, Inc.* (Internet)	440	9,843
Southwest Gas Corp. (Gas)	2,530	78,683
Sovran Self Storage, Inc. (REIT)	660	24,347
Spartan Stores, Inc. (Food)	660	9,959
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,430	7,379
SRA International, Inc.—Class A* (Computers)	1,650	38,082
Stage Stores, Inc. (Retail)	1,100	16,775
Standard Microsystems Corp.* (Semiconductors)	440	11,299

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Standard Motor Products, Inc. (Auto Parts & Equipment)	660	$7,036
Standard Pacific Corp.* (Home Builders)	2,970	19,038
Starwood Property Trust, Inc. (REIT)	770	14,592
Steelcase, Inc.—Class A (Office Furnishings)	1,760	14,450
STERIS Corp. (Healthcare—Products)	1,100	36,608
Sterling Bancorp (Banks)	2,310	24,740
Sterling Bancshares, Inc. (Banks)	1,980	11,642
Steven Madden, Ltd.* (Apparel)	550	31,878
Stewart Enterprises, Inc.—Class A (Commercial Services)	2,420	16,408
Stewart Information Services Corp. (Insurance)	550	6,259
Stifel Financial Corp.* (Diversified Financial Services)	440	25,225
Stillwater Mining Co.* (Mining)	990	16,731
Stone Energy Corp.* (Oil & Gas)	770	12,551
Stratasys, Inc.* (Computers)	440	10,490
Strategic Hotels & Resorts, Inc.* (REIT)	1,540	9,887
SuccessFactors, Inc.* (Commercial Services)	880	18,418
Suffolk Bancorp (Banks)	550	17,077
Sun Communities, Inc. (REIT)	880	25,450
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	660	18,487
Sunstone Hotel Investors, Inc.* (REIT)	2,310	29,406
SuperGen, Inc.* (Biotechnology)	1,980	5,841
Superior Well Services, Inc.* (Oil & Gas Services)	330	4,785
Supertex, Inc.* (Semiconductors)	330	8,913
Susquehanna Bancshares, Inc. (Banks)	1,760	19,184
SVB Financial Group* (Banks)	880	43,322
Swift Energy Co.* (Oil & Gas)	880	31,838
Sykes Enterprises, Inc.* (Computers)	440	10,001
Symmetry Medical, Inc.* (Healthcare—Products)	770	8,901
Symyx Technologies, Inc.* (Chemicals)	1,210	6,595
Synchronoss Technologies, Inc.* (Software)	440	8,989
Syniverse Holdings, Inc.* (Telecommunications)	1,210	24,297
SYNNEX Corp.* (Software)	440	12,065
Syntroleum Corp.* (Energy—Alternate Sources)	3,630	8,204
T-3 Energy Services, Inc.* (Oil & Gas Services)	330	9,818
TAL International Group, Inc. (Trucking & Leasing)	990	25,730
Taleo Corp.—Class A* (Software)	660	17,147
Tanger Factory Outlet Centers, Inc. (REIT)	990	41,184
Taser International, Inc.* (Electronics)	1,430	6,764
Team, Inc.* (Commercial Services)	440	7,656
Technitrol, Inc. (Electronics)	1,100	5,940
Tecumseh Products Co.—Class A* (Machinery—Diversified)	660	8,435
Tekelec* (Telecommunications)	1,320	23,932
TeleCommunication Systems, Inc.—Class A* (Internet)	880	6,081
Teledyne Technologies, Inc.* (Aerospace/Defense)	770	33,572
TeleTech Holdings, Inc.* (Commercial Services)	660	10,923
Tempur-Pedic International, Inc.* (Home Furnishings)	1,210	40,777
Tennant Co. (Machinery—Diversified)	330	11,382
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,210	31,182
Terremark Worldwide, Inc.* (Internet)	1,760	12,619
Tessera Technologies, Inc.* (Semiconductors)	770	15,616
Tetra Tech, Inc.* (Environmental Control)	1,100	26,785
TETRA Technologies, Inc.* (Oil & Gas Services)	1,430	17,575
Texas Capital Bancshares, Inc.* (Banks)	660	13,134
Texas Roadhouse, Inc.—Class A* (Retail)	990	14,632
Textainer Group Holdings, Ltd. (Trucking & Leasing)	770	17,679
The Andersons, Inc. (Agriculture)	330	11,926
The Cato Corp.—Class A (Retail)	550	13,063
The Children’s Place Retail Stores, Inc.* (Retail)	440	20,161
The Corporate Executive Board Co. (Commercial Services)	550	15,103
The Female Health Co. (Healthcare—Products)	990	6,326
The Finish Line, Inc.—Class A (Retail)	660	10,633
The Geo Group, Inc.* (Commercial Services)	990	20,968
The Gorman-Rupp Co. (Machinery—Diversified)	770	21,475
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	660	5,313
The Greenbrier Cos., Inc.* (Trucking & Leasing)	990	16,117
The Gymboree Corp.* (Apparel)	550	27,021
The Hain Celestial Group, Inc.* (Food)	880	17,406
The Knot, Inc.* (Internet)	1,100	8,921
The Medicines Co.* (Pharmaceuticals)	1,320	9,689
The Men’s Wearhouse, Inc. (Retail)	1,100	25,993
The Middleby Corp.* (Machinery—Diversified)	220	13,446
The Navigators Group, Inc.* (Insurance)	330	13,243
The Pantry, Inc.* (Retail)	660	10,441
The Phoenix Cos., Inc.* (Insurance)	2,310	7,461
The Ryland Group, Inc. (Home Builders)	880	20,046
The Timberland Co.—Class A* (Apparel)	990	21,285
The Ultimate Software Group, Inc.* (Software)	440	14,718

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Warnaco Group, Inc.* (Apparel)	1,100	$52,624
The Wet Seal, Inc.—Class A* (Retail)	2,310	10,926
Theravance, Inc.* (Pharmaceuticals)	990	16,602
Thomas Weisel Partners Group, Inc.* (Diversified Financial Services)	1,100	8,635
Thoratec Corp.* (Healthcare—Products)	990	44,144
THQ, Inc.* (Software)	1,650	12,540
Tibco Software, Inc.* (Internet)	1,320	15,048
Tier Technologies, Inc.—Class B* (Computers)	1,760	14,731
TiVo, Inc.* (Home Furnishings)	2,090	36,617
TNS, Inc.* (Commercial Services)	550	14,273
TomoTherapy, Inc.* (Healthcare—Products)	1,320	5,135
Tower Group, Inc. (Insurance)	1,100	25,366
Towers Watson & Co.—Class A (Commercial Services)	660	31,680
Tractor Supply Co. (Retail)	660	44,332
TradeStation Group, Inc.* (Diversified Financial Services)	3,080	25,749
TreeHouse Foods, Inc.* (Food)	550	23,259
TriQuint Semiconductor, Inc.* (Semiconductors)	2,640	19,906
Triumph Group, Inc. (Aerospace/Defense)	440	34,126
True Religion Apparel, Inc.* (Apparel)	550	17,187
TrueBlue, Inc.* (Commercial Services)	660	10,421
TrustCo Bank Corp. NY (Banks)	2,310	15,361
Trustmark Corp. (Banks)	1,100	26,928
TTM Technologies, Inc.* (Electronics)	990	10,751
Tupperware Corp. (Household Products/Wares)	990	50,559
Tutor Perini Corp.* (Engineering & Construction)	990	24,027
Tyler Technologies, Inc.* (Computers)	990	16,870
U-Store-It Trust (REIT)	1,650	14,223
UAL Corp.* (Airlines)	2,860	61,719
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	550	12,716
Ultralife Corp.* (Electrical Components & Equipment)	1,100	4,609
Ultrapetrol Bahamas, Ltd.* (Transportation)	2,200	13,464
UMB Financial Corp. (Banks)	770	32,432
Umpqua Holdings Corp. (Banks)	1,870	27,938
Unifi, Inc.* (Apparel)	2,090	8,005
Unisys Corp.* (Computers)	660	18,493
United America Indemnity, Ltd.—Class A* (Insurance)	1,100	10,450
United Community Banks, Inc.* (Banks)	1,540	8,994
United Fire & Casualty Co. (Insurance)	660	15,094
United Natural Foods, Inc.* (Food)	880	27,007
United Online, Inc. (Internet)	1,870	14,904
United Rentals, Inc.* (Commercial Services)	1,210	17,376
United Stationers, Inc.* (Distribution/Wholesale)	330	20,203
Unitil Corp. (Electric)	1,760	38,861
Universal Corp. (Agriculture)	440	22,783
Universal Electronics, Inc.* (Home Furnishings)	330	7,003
Universal Forest Products, Inc. (Building Materials)	550	23,127
Universal Technical Institute, Inc.* (Commercial Services)	550	13,178
Urstadt Biddle Properties—Class A (REIT)	1,210	20,401
US Airways Group, Inc.* (Airlines)	3,080	21,776
US Ecology, Inc. (Environmental Control)	1,210	18,876
US Gold Corp.* (Mining)	3,190	10,878
USEC, Inc.* (Mining)	3,190	19,140
VAALCO Energy, Inc. (Oil & Gas)	2,420	13,576
Vail Resorts, Inc.* (Entertainment)	550	25,102
Valassis Communications, Inc.* (Commercial Services)	770	25,171
ValueClick, Inc.* (Internet)	1,760	18,093
Vantage Drilling Co.* (Oil & Gas)	3,410	6,138
VASCO Data Security International, Inc.* (Internet)	1,210	7,841
Veeco Instruments, Inc.* (Semiconductors)	660	29,033
VeriFone Holdings, Inc.* (Software)	1,210	23,026
Viad Corp. (Commercial Services)	880	20,592
ViaSat, Inc.* (Telecommunications)	880	31,196
ViewPoint Financial Group (Savings & Loans)	770	13,113
ViroPharma, Inc.* (Pharmaceuticals)	1,540	19,589
Vitacost.com, Inc.* (Internet)	660	5,749
Vital Images, Inc.* (Software)	660	10,415
Vocus, Inc.* (Internet)	990	16,879
Volcano Corp.* (Healthcare—Products)	1,210	29,064
Volterra Semiconductor Corp.* (Semiconductors)	550	13,178
W&T Offshore, Inc. (Oil & Gas)	990	9,375
W.R. Grace & Co.* (Chemicals)	1,210	34,957
Warren Resources, Inc.* (Oil & Gas)	2,420	8,664
Washington REIT (REIT)	1,650	51,892
Watsco, Inc. (Distribution/Wholesale)	660	39,085
Watts Water Technologies, Inc.—Class A (Electronics)	550	19,514
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	990	8,762
Websense, Inc.* (Internet)	990	22,542
Webster Financial Corp. (Banks)	1,210	25,071
WellCare Health Plans, Inc.* (Healthcare—Services)	880	25,194
Werner Enterprises, Inc. (Transportation)	770	17,263
WesBanco, Inc. (Banks)	660	12,725
West Pharmaceutical Services, Inc. (Healthcare—Products)	660	27,621
Westamerica Bancorp (Banks)	440	25,859
Western Alliance Bancorp* (Banks)	990	8,613
WGL Holdings, Inc. (Gas)	1,100	39,314
Willbros Group, Inc.* (Oil & Gas Services)	770	9,664
Wilshire Bancorp, Inc. (Banks)	770	8,362
Winn-Dixie Stores, Inc.* (Food)	990	12,484

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Winnebago Industries, Inc.* (Home Builders)	550	$9,147
Winthrop Realty Trust (REIT)	660	8,910
Wintrust Financial Corp. (Banks)	440	16,412
Wolverine World Wide, Inc. (Apparel)	1,100	33,671
Woodward Governor Co. (Electronics)	1,210	38,780
World Fuel Services Corp. (Retail)	1,100	31,273
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,100	17,567
Wright Express Corp.* (Commercial Services)	660	22,420
Wright Medical Group, Inc.* (Healthcare—Products)	880	16,526
XenoPort, Inc.* (Pharmaceuticals)	550	5,720
Zenith National Insurance Corp. (Insurance)	770	29,121
Zep, Inc. (Chemicals)	440	8,114
Zhongpin, Inc.* (Food)	880	11,158
Zoll Medical Corp.* (Healthcare—Products)	660	20,163
Zoran Corp.* (Semiconductors)	1,320	12,844
Zumiez, Inc.* (Retail)	550	10,208
Zymogenetics, Inc.* (Pharmaceuticals)	1,760	10,454

TOTAL COMMON STOCKS (Cost $15,469,600)		18,072,637

	Principal Amount
Repurchase Agreements (48.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,584,024 (Collateralized by $2,796,700 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,635,890)	$2,584,000	2,584,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,238,072 (Collateralized by $7,277,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-3/13/14, market value $7,384,359)	7,238,000	7,238,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $11,942,119 (Collateralized by $8,595,000 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $12,181,131)	11,942,000	11,942,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,550,017 (Collateralized by $1,453,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,581,954)	1,550,000	1,550,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,314,000)		23,314,000

TOTAL INVESTMENT SECURITIES (Cost $38,783,600)—85.8%		41,386,637
Net other assets (liabilities) — 14.2%		6,863,775

NET ASSETS — 100.0%		$48,250,412

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,120,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/21/10 (Underlying notional amount at value $8,290,520)	116	$407,590

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$11,644,779	$(146,378)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$9,823,708	$(289,643)
		$(436,021)

Small-Cap ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Aerospace/Defense	$233,057	0.5%
Aerospace/Defense Equipment	26,730	0.1%
Agriculture	61,821	0.1%
Airlines	180,713	0.4%
Apparel	417,466	0.9%
Auto Manufacturers	8,239	NM
Auto Parts & Equipment	144,947	0.3%
Banks	1,157,552	2.4%
Beverages	33,656	0.1%
Biotechnology	557,687	1.2%
Building Materials	76,388	0.2%
Chemicals	347,038	0.7%
Coal	43,508	0.1%
Commercial Services	1,121,171	2.3%
Computers	363,273	0.8%
Cosmetics/Personal Care	35,113	0.1%
Distribution/Wholesale	191,177	0.4%
Diversified Financial Services	344,921	0.7%
Electric	260,816	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

Electrical Components & Equipment	200,846	0.4%
Electronics	528,916	1.1%
Energy—Alternate Sources	39,006	0.1%
Engineering & Construction	132,575	0.3%
Entertainment	149,790	0.3%
Environmental Control	98,640	0.2%
Food	332,829	0.7%
Forest Products & Paper	237,174	0.5%
Gas	234,331	0.5%
Hand/Machine Tools	98,652	0.2%
Healthcare—Products	734,724	1.5%
Healthcare—Services	389,091	0.8%
Home Builders	85,466	0.2%
Home Furnishings	135,383	0.3%
Household Products/Wares	132,315	0.3%
Insurance	557,073	1.2%
Internet	540,500	1.1%
Investment Companies	128,185	0.3%
Iron/Steel	22,436	NM
Leisure Time	103,255	0.2%
Lodging	40,293	0.1%
Machinery—Construction & Mining	18,216	NM
Machinery—Diversified	271,066	0.6%
Media	91,617	0.2%
Metal Fabricate/Hardware	143,968	0.3%
Mining	180,904	0.4%
Miscellaneous Manufacturing	345,327	0.7%
Office Furnishings	108,188	0.2%
Oil & Gas	489,840	1.0%
Oil & Gas Services	258,806	0.5%
Packaging & Containers	57,460	0.1%
Pharmaceuticals	566,958	1.2%
REIT	1,151,493	2.4%
Real Estate	41,747	0.1%
Retail	1,166,177	2.4%
Savings & Loans	155,667	0.3%
Semiconductors	556,044	1.1%
Software	741,967	1.5%
Telecommunications	754,429	1.6%
Textiles	12,096	NM
Toys/Games/Hobbies	11,773	NM
Transportation	292,076	0.6%
Trucking & Leasing	72,737	0.1%
Water	57,328	0.1%
Other* *	30,177,775	62.5%

Total	$48,250,412	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$18,072,637	$—	$—	$18,072,637
Repurchase Agreements	—	23,314,000	—	23,314,000

Total Investment Securities	18,072,637	23,314,000	—	41,386,637

Other Financial Instruments^	407,590	(436,021)	—	(28,431)

Total Investments	$18,480,227	$22,877,979	$—	$41,358,206

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (31.1%)
Activision Blizzard, Inc. (Software)	9,141	$101,282
Adobe Systems, Inc.* (Software)	4,158	139,667
Altera Corp. (Semiconductors)	3,366	85,362
Amazon.com, Inc.* (Internet)	2,376	325,655
Amgen, Inc.* (Biotechnology)	3,795	217,681
Apollo Group, Inc.—Class A* (Commercial Services)	1,254	71,992
Apple Computer, Inc.* (Computers)	10,197	2,662,641
Applied Materials, Inc. (Semiconductors)	5,610	77,306
Autodesk, Inc.* (Software)	1,947	66,217
Automatic Data Processing, Inc. (Software)	2,871	124,487
Baidu, Inc.ADR* (Internet)	231	159,228
Bed Bath & Beyond, Inc.* (Retail)	2,838	130,435
Biogen Idec, Inc.* (Biotechnology)	2,376	126,522
BMC Software, Inc.* (Software)	1,716	67,542
Broadcom Corp.—Class A (Semiconductors)	3,234	111,541
C.H. Robinson Worldwide, Inc. (Transportation)	1,320	79,596
CA, Inc. (Software)	4,026	91,833
Celgene Corp.* (Biotechnology)	3,663	226,923
Cephalon, Inc.* (Pharmaceuticals)	594	38,135
Cerner Corp.* (Software)	660	56,041
Check Point Software Technologies, Ltd.* (Internet)	1,650	58,773
Cintas Corp. (Textiles)	1,485	40,466
Cisco Systems, Inc.* (Telecommunications)	16,500	444,180
Citrix Systems, Inc.* (Software)	1,749	82,203
Cognizant Technology Solutions Corp.* (Computers)	2,343	119,915
Comcast Corp.—Class A (Media)	11,649	229,951
Costco Wholesale Corp. (Retail)	1,881	111,130
Dell, Inc.* (Computers)	5,808	93,973
DENTSPLY International, Inc. (Healthcare—Products)	1,155	42,319
DIRECTV—Class A* (Media)	5,379	194,881
DISH Network Corp.—Class A (Media)	1,749	38,740
eBay, Inc.* (Internet)	7,821	186,218
Electronic Arts, Inc.* (Software)	2,673	51,776
Expedia, Inc. (Internet)	2,310	54,539
Expeditors International of Washington, Inc. (Transportation)	1,683	68,565
Express Scripts, Inc.* (Pharmaceuticals)	1,980	198,257
Fastenal Co. (Distribution/Wholesale)	1,122	61,362
First Solar, Inc.* (Energy—Alternate Sources)	594	85,269
Fiserv, Inc.* (Software)	1,551	79,241
Flextronics International, Ltd.* (Electronics)	7,128	55,242
FLIR Systems, Inc.* (Electronics)	1,287	39,369
Foster Wheeler AG* (Engineering & Construction)	1,089	32,648
Garmin, Ltd. (Electronics)	1,485	55,509
Genzyme Corp.* (Biotechnology)	2,673	142,311
Gilead Sciences, Inc.* (Pharmaceuticals)	7,161	284,077
Google, Inc.—Class A* (Internet)	1,188	624,223
Henry Schein, Inc.* (Healthcare—Products)	726	43,901
Hologic, Inc.* (Healthcare—Products)	2,178	38,921
Illumina, Inc.* (Biotechnology)	957	40,070
Infosys Technologies, Ltd.ADR (Software)	891	53,353
Intel Corp. (Semiconductors)	15,609	356,354
Intuit, Inc.* (Software)	3,234	116,941
Intuitive Surgical, Inc.* (Healthcare—Products)	330	118,985
J.B. Hunt Transport Services, Inc. (Transportation)	1,023	37,708
Joy Global, Inc. (Machinery—Construction & Mining)	825	46,868
KLA -Tencor Corp. (Semiconductors)	1,683	57,323
Lam Research Corp.* (Semiconductors)	1,056	42,821
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,422	67,966
Life Technologies Corp.* (Biotechnology)	1,485	81,244
Linear Technology Corp. (Semiconductors)	2,409	72,415
Logitech International S.A.GRS* (Computers)	1,386	22,703
Marvell Technology Group, Ltd.* (Semiconductors)	4,818	99,492
Mattel, Inc. (Toys/Games/Hobbies)	3,366	77,586
Maxim Integrated Products, Inc. (Semiconductors)	2,409	46,783
Microchip Technology, Inc. (Semiconductors)	1,221	35,665
Microsoft Corp. (Software)	24,354	743,771
Millicom International Cellular S.A. (Telecommunications)	858	75,744
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,508	55,251
NetApp, Inc.* (Computers)	2,871	99,538
News Corp.—Class A (Media)	11,484	177,083
NII Holdings, Inc.—Class B* (Telecommunications)	1,320	55,994
NVIDIA Corp.* (Semiconductors)	4,389	68,995
O’Reilly Automotive, Inc.* (Retail)	1,122	54,855
Oracle Corp. (Software)	16,863	435,740
PACCAR, Inc. (Auto Manufacturers)	3,300	153,516
Patterson Cos., Inc. (Healthcare—Products)	957	30,614
Paychex, Inc. (Commercial Services)	2,772	84,823
Priceline.com, Inc.* (Internet)	396	103,772
QIAGEN N.V.* (Biotechnology)	1,881	42,981
Qualcomm, Inc. (Telecommunications)	16,368	634,096
Research In Motion, Ltd.* (Computers)	4,488	319,501
Ross Stores, Inc. (Retail)	1,023	57,288
SanDisk Corp.* (Computers)	1,881	75,033
Seagate Technology* (Computers)	4,026	73,958
Sears Holdings Corp.* (Retail)	957	115,749
Sigma-Aldrich Corp. (Chemicals)	957	56,750
Staples, Inc. (Retail)	3,927	92,402
Starbucks Corp. (Retail)	8,349	216,907
Stericycle, Inc.* (Environmental Control)	726	42,761
Symantec Corp.* (Internet)	6,798	114,002

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,940	$348,856
Urban Outfitters, Inc.* (Retail)	1,353	50,751
VeriSign, Inc.* (Internet)	1,386	37,796
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,683	65,250
Virgin Media, Inc. (Telecommunications)	2,706	47,599
Vodafone Group PLCADR (Telecommunications)	5,247	116,483
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,013	57,089
Wynn Resorts, Ltd. (Lodging)	1,089	96,093
Xilinx, Inc. (Semiconductors)	2,970	76,567
Yahoo!, Inc.* (Internet)	5,445	90,006

TOTAL COMMON STOCKS (Cost $5,376,084)		14,859,936

	Principal Amount	Value
Repurchase Agreements (64.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,414,031 (Collateralized by $3,694,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $3,482,443)	$3,414,000	3,414,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $9,562,096 (Collateralized by $9,630,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $9,754,796)	9,562,000	9,562,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $15,771,158 (Collateralized by $12,220,500 of various U.S. Treasury Obligations, 7.50%–8.00%, 11/15/16-11/15/21, market value $16,086,669)	15,771,000	15,771,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,048,022 (Collateralized by $1,920,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,090,400)	2,048,000	2,048,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,795,000)		30,795,000

TOTAL INVESTMENT SECURITIES (Cost $36,171,084)—95.5%		45,654,936
Net other assets (liabilities) — 4.5%		2,158,279

NET ASSETS — 100.0%		$47,813,215

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $4,280,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $1,680,210)	42	$65,090

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$16,752,791	$(305,400)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$14,196,710	$(300,150)
		$(605,550)

NASDAQ-100 ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Auto Manufacturers	$153,516	0.3%
Biotechnology	942,982	2.0%
Chemicals	56,750	0.1%
Commercial Services	156,815	0.3%
Computers	3,467,262	7.2%
Distribution/Wholesale	61,362	0.1%
Electronics	150,120	0.3%
Energy—Alternate Sources	85,269	0.2%
Engineering & Construction	32,648	0.1%
Environmental Control	42,761	0.1%
Healthcare—Products	274,740	0.6%
Internet	1,822,178	3.8%
Lodging	96,093	0.2%
Machinery—Construction & Mining	46,868	0.1%
Media	640,655	1.3%
Pharmaceuticals	981,665	2.1%
Retail	829,517	1.7%
Semiconductors	1,130,624	2.4%
Software	2,210,094	4.6%
Telecommunications	1,374,096	2.9%
Textiles	40,466	0.1%
Toys/Games/Hobbies	77,586	0.2%
Transportation	185,869	0.4%
Other* *	32,953,279	68.9%

Total	$47,813,215	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$14,859,936	$—	$—	$14,859,936
Repurchase Agreements	—	30,795,000	—	30,795,000

Total Investment Securities	14,859,936	30,795,000	—	45,654,936

Other Financial Instruments^	65,090	(605,550)	—	(540,461)

Total Investments	$14,925,026	$30,189,450	$—	$45,114,476

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Miscellaneous Manufacturing)	522	$46,286
Abbott Laboratories (Pharmaceuticals)	1,218	62,313
Advanced Micro Devices, Inc.* (Semiconductors)	464	4,204
Aetna, Inc. (Healthcare—Services)	696	20,567
AFLAC, Inc. (Insurance)	464	23,645
Agilent Technologies, Inc.* (Electronics)	290	10,515
Air Products & Chemicals, Inc. (Chemicals)	174	13,360
Airgas, Inc. (Chemicals)	58	3,680
AK Steel Holding Corp. (Iron/Steel)	58	971
Alcoa, Inc. (Mining)	1,682	22,606
Allegheny Energy, Inc. (Electric)	290	6,316
Allegheny Technologies, Inc. (Iron/Steel)	58	3,101
Allstate Corp. (Insurance)	870	28,423
Altria Group, Inc. (Agriculture)	2,378	50,390
Ameren Corp. (Electric)	406	10,540
American Electric Power, Inc. (Electric)	812	27,852
American International Group, Inc.* (Insurance)	232	9,025
Ameriprise Financial, Inc. (Diversified Financial Services)	174	8,067
AmerisourceBergen Corp. (Pharmaceuticals)	464	14,314
Amgen, Inc.* (Biotechnology)	754	43,249
Analog Devices, Inc. (Semiconductors)	232	6,944
AON Corp. (Insurance)	464	19,701
Apartment Investment and Management Co.—Class A (REIT)	116	2,600
Applied Materials, Inc. (Semiconductors)	1,508	20,780
Archer-Daniels-Midland Co. (Agriculture)	1,044	29,169
Assurant, Inc. (Insurance)	174	6,339
AT&T, Inc. (Telecommunications)	4,872	126,964
Automatic Data Processing, Inc. (Software)	464	20,119
AutoNation, Inc.* (Retail)	174	3,515
Avalonbay Communities, Inc. (REIT)	58	6,034
Avery Dennison Corp. (Household Products/Wares)	174	6,791
Ball Corp. (Packaging & Containers)	58	3,086
Bank of America Corp. (Banks)	16,530	294,730
Bank of New York Mellon Corp. (Banks)	1,972	61,388
Bard (C.R.), Inc. (Healthcare—Products)	58	5,019
Baxter International, Inc. (Healthcare—Products)	522	24,649
BB&T Corp. (Banks)	1,160	38,558
Becton, Dickinson & Co. (Healthcare—Products)	174	13,288
Bemis Co., Inc. (Packaging & Containers)	174	5,291
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,218	93,786
Big Lots, Inc.* (Retail)	116	4,431
Boeing Co. (Aerospace/Defense)	754	54,612
Boston Properties, Inc. (REIT)	116	9,148
Boston Scientific Corp.* (Healthcare—Products)	2,494	17,159
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,566	39,604
Brown-Forman Corp. (Beverages)	58	3,374
C.H. Robinson Worldwide, Inc. (Transportation)	116	6,995
CA, Inc. (Software)	290	6,615
Cabot Oil & Gas Corp. (Oil & Gas)	58	2,096
Campbell Soup Co. (Food)	174	6,240
Capital One Financial Corp. (Diversified Financial Services)	754	32,731
Cardinal Health, Inc. (Pharmaceuticals)	580	20,120
CareFusion Corp.* (Healthcare—Products)	290	7,998
Carnival Corp.—Class A (Leisure Time)	696	29,023
CBS Corp.—Class B (Media)	580	9,402
CenterPoint Energy, Inc. (Electric)	638	9,162
CenturyTel, Inc. (Telecommunications)	522	17,805
Cephalon, Inc.* (Pharmaceuticals)	58	3,724
Chesapeake Energy Corp. (Oil & Gas)	1,102	26,228
Chevron Corp. (Oil & Gas)	3,306	269,241
Chubb Corp. (Insurance)	522	27,598
Cincinnati Financial Corp. (Insurance)	290	8,236
Cintas Corp. (Textiles)	232	6,322
Citigroup, Inc.* (Diversified Financial Services)	32,422	141,684
Clorox Co. (Household Products/Wares)	116	7,505
CMS Energy Corp. (Electric)	406	6,602
Coca-Cola Enterprises, Inc. (Beverages)	290	8,042
Comcast Corp.—Class A (Media)	4,698	92,738
Comerica, Inc. (Banks)	290	12,180
Computer Sciences Corp.* (Computers)	116	6,077
Compuware Corp.* (Software)	174	1,496
ConAgra Foods, Inc. (Food)	348	8,516
ConocoPhillips (Oil & Gas)	2,436	144,187
Consolidated Edison, Inc. (Electric)	464	20,973
Constellation Brands, Inc.* (Beverages)	348	6,358
Constellation Energy Group, Inc. (Electric)	348	12,302
Costco Wholesale Corp. (Retail)	696	41,120
Coventry Health Care, Inc.* (Healthcare—Services)	232	5,508
CSX Corp. (Transportation)	232	13,004
Cummins, Inc. (Machinery—Diversified)	116	8,379
CVS Corp. (Retail)	2,320	85,678
D.R. Horton, Inc. (Home Builders)	464	6,816
Darden Restaurants, Inc. (Retail)	58	2,595
Dean Foods Co.* (Food)	290	4,553
Deere & Co. (Machinery—Diversified)	290	17,348
Dell, Inc.* (Computers)	2,842	45,984

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
DENTSPLY International, Inc. (Healthcare—Products)	58	$2,125
Devon Energy Corp. (Oil & Gas)	464	31,241
Discover Financial Services (Diversified Financial Services)	870	13,450
Discovery Communications, Inc.—Class A* (Media)	116	4,489
Dominion Resources, Inc. (Electric)	986	41,215
Dover Corp. (Miscellaneous Manufacturing)	116	6,058
Dr. Pepper Snapple Group, Inc. (Beverages)	232	7,593
DTE Energy Co. (Electric)	290	13,969
Duke Energy Corp. (Electric)	2,146	36,010
E* TRADE Financial Corp.* (Diversified Financial Services)	2,784	4,677
E.I. du Pont de Nemours & Co. (Chemicals)	696	27,729
Eastman Chemical Co. (Chemicals)	116	7,763
Eastman Kodak Co.* (Miscellaneous Manufacturing)	464	2,840
Eaton Corp. (Miscellaneous Manufacturing)	290	22,376
Edison International (Electric)	522	17,941
El Paso Corp. (Pipelines)	522	6,316
Electronic Arts, Inc.* (Software)	348	6,741
Eli Lilly & Co. (Pharmaceuticals)	812	28,396
Emerson Electric Co. (Electrical Components & Equipment)	754	39,381
Entergy Corp. (Electric)	290	23,574
EQT Corp. (Oil & Gas)	116	5,045
Equifax, Inc. (Commercial Services)	116	3,898
Equity Residential Properties Trust (REIT)	290	13,128
Exelon Corp. (Electric)	696	30,339
Expeditors International of Washington, Inc. (Transportation)	174	7,089
Exxon Mobil Corp. (Oil & Gas)	3,654	247,924
Family Dollar Stores, Inc. (Retail)	232	9,178
FedEx Corp. (Transportation)	522	46,985
Fidelity National Information Services, Inc. (Software)	522	13,723
Fifth Third Bancorp (Banks)	1,334	19,890
First Horizon National Corp.* (Banks)	348	4,924
FirstEnergy Corp. (Electric)	522	19,768
Fiserv, Inc.* (Software)	116	5,926
Fluor Corp. (Engineering & Construction)	290	15,324
Ford Motor Co.* (Auto Manufacturers)	3,828	49,841
Forest Laboratories, Inc.* (Pharmaceuticals)	174	4,743
Fortune Brands, Inc. (Household Products/Wares)	232	12,161
FPL Group, Inc. (Electric)	696	36,227
Franklin Resources, Inc. (Diversified Financial Services)	116	13,414
Frontier Communications Corp. (Telecommunications)	522	4,155
GameStop Corp.—Class A* (Retail)	116	2,820
Gannett Co., Inc. (Media)	290	4,936
General Dynamics Corp. (Aerospace/Defense)	290	22,144
General Electric Co. (Miscellaneous Manufacturing)	17,632	332,539
General Mills, Inc. (Food)	232	16,514
Genuine Parts Co. (Distribution/Wholesale)	290	12,412
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	812	13,414
Genzyme Corp.* (Biotechnology)	232	12,352
H & R Block, Inc. (Commercial Services)	348	6,372
Halliburton Co. (Oil & Gas Services)	754	23,110
Harley-Davidson, Inc. (Leisure Time)	116	3,924
Harris Corp. (Telecommunications)	58	2,986
Hartford Financial Services Group, Inc. (Insurance)	638	18,228
Health Care REIT, Inc. (REIT)	116	5,212
Heinz (H.J.) Co. (Food)	232	10,874
Hess Corp. (Oil & Gas)	464	29,487
Hewlett-Packard Co. (Computers)	1,218	63,299
Home Depot, Inc. (Retail)	2,784	98,136
Hormel Foods Corp. (Food)	116	4,728
Host Marriott Corp. (REIT)	1,102	17,918
Humana, Inc.* (Healthcare—Services)	290	13,259
Huntington Bancshares, Inc. (Banks)	1,160	7,853
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	232	11,855
Integrys Energy Group, Inc. (Electric)	116	5,755
Intel Corp. (Semiconductors)	5,104	116,524
International Game Technology (Entertainment)	232	4,891
International Paper Co. (Forest Products & Paper)	348	9,305
Interpublic Group of Cos., Inc.* (Advertising)	812	7,235
Iron Mountain, Inc. (Commercial Services)	116	2,917
J.C. Penney Co., Inc. (Retail)	406	11,843
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,554	279,069
Jabil Circuit, Inc. (Electronics)	290	4,443
Jacobs Engineering Group, Inc.* (Engineering & Construction)	232	11,187
JDS Uniphase Corp.* (Telecommunications)	116	1,507
JM Smucker Co. (Food)	174	10,626
Johnson & Johnson (Healthcare—Products)	2,146	137,988
Johnson Controls, Inc. (Auto Parts & Equipment)	1,102	37,016
Kellogg Co. (Food)	174	9,560
KeyCorp (Banks)	1,450	13,079
Kimberly-Clark Corp. (Household Products/Wares)	290	17,765
Kimco Realty Corp. (REIT)	696	10,851
King Pharmaceuticals, Inc.* (Pharmaceuticals)	406	3,979
KLA -Tencor Corp. (Semiconductors)	174	5,926
Kraft Foods, Inc. (Food)	2,842	84,123
Kroger Co. (Food)	1,044	23,208
L-3 Communications Holdings, Inc. (Aerospace/Defense)	174	16,281
Legg Mason, Inc. (Diversified Financial Services)	174	5,514

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	232	$5,691
Lennar Corp.—Class A (Home Builders)	290	5,771
Leucadia National Corp.* (Holding Companies—Diversified)	174	4,404
Lexmark International, Inc.—Class A* (Computers)	116	4,298
Limited, Inc. (Retail)	232	6,218
Lincoln National Corp. (Insurance)	522	15,968
Lockheed Martin Corp. (Aerospace/Defense)	522	44,313
Loews Corp. (Insurance)	580	21,599
Lorillard, Inc. (Agriculture)	174	13,636
Lowe’s Cos., Inc. (Retail)	2,436	66,064
LSI Logic Corp.* (Semiconductors)	580	3,492
M&T Bank Corp. (Banks)	116	10,133
Macy’s, Inc. (Retail)	696	16,147
Marathon Oil Corp. (Oil & Gas)	1,160	37,294
Marriott International, Inc.—Class A (Lodging)	116	4,264
Marsh & McLennan Cos., Inc. (Insurance)	870	21,071
Marshall & Ilsley Corp. (Banks)	870	7,917
Masco Corp. (Building Materials)	580	9,413
Mattel, Inc. (Toys/Games/Hobbies)	232	5,348
McCormick & Co., Inc. (Food)	116	4,590
McDonald’s Corp. (Retail)	812	57,319
McGraw-Hill Cos., Inc. (Media)	232	7,823
McKesson Corp. (Commercial Services)	464	30,072
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	174	8,980
MEMC Electronic Materials, Inc.* (Semiconductors)	348	4,514
Merck & Co., Inc. (Pharmaceuticals)	2,494	87,390
Meredith Corp. (Media)	58	2,084
MetLife, Inc. (Insurance)	1,334	60,804
MetroPCS Communications, Inc.* (Telecommunications)	406	3,098
Microchip Technology, Inc. (Semiconductors)	116	3,388
Micron Technology, Inc.* (Semiconductors)	754	7,050
Molex, Inc. (Electrical Components & Equipment)	232	5,199
Molson Coors Brewing Co.—Class B (Beverages)	290	12,864
Monster Worldwide, Inc.* (Internet)	116	2,022
Moody’s Corp. (Commercial Services)	174	4,301
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,320	70,110
Motorola, Inc.* (Telecommunications)	3,828	27,064
Murphy Oil Corp. (Oil & Gas)	116	6,977
Nabors Industries, Ltd.* (Oil & Gas)	174	3,753
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	232	4,872
National Semiconductor Corp. (Semiconductors)	232	3,429
Newell Rubbermaid, Inc. (Housewares)	464	7,920
News Corp.—Class A (Media)	2,030	31,303
Nicor, Inc. (Gas)	58	2,524
NIKE, Inc.—Class B (Apparel)	290	22,014
NiSource, Inc. (Electric)	464	7,563
Norfolk Southern Corp. (Transportation)	348	20,647
Northeast Utilities System (Electric)	290	8,059
Northern Trust Corp. (Banks)	174	9,566
Northrop Grumman Corp. (Aerospace/Defense)	522	35,407
Novell, Inc.* (Software)	580	3,254
Novellus Systems, Inc.* (Semiconductors)	58	1,520
NRG Energy, Inc.* (Electric)	174	4,206
Nucor Corp. (Iron/Steel)	174	7,886
NYSE Euronext (Diversified Financial Services)	116	3,785
Office Depot, Inc.* (Retail)	464	3,183
Omnicom Group, Inc. (Advertising)	174	7,423
ONEOK, Inc. (Gas)	174	8,550
Owens-Illinois, Inc.* (Packaging & Containers)	116	4,111
PACCAR, Inc. (Auto Manufacturers)	580	26,982
Pactiv Corp.* (Packaging & Containers)	116	2,948
Pall Corp. (Miscellaneous Manufacturing)	116	4,523
Parker Hannifin Corp. (Miscellaneous Manufacturing)	290	20,062
Patterson Cos., Inc. (Healthcare—Products)	58	1,855
Paychex, Inc. (Commercial Services)	232	7,099
People’s United Financial, Inc. (Banks)	638	9,908
Pepco Holdings, Inc. (Electric)	348	5,826
PerkinElmer, Inc. (Electronics)	174	4,359
Pfizer, Inc. (Pharmaceuticals)	13,340	223,045
PG&E Corp. (Electric)	638	27,944
Philip Morris International, Inc. (Commercial Services)	1,740	85,399
Pinnacle West Capital Corp. (Electric)	174	6,497
Pitney Bowes, Inc. (Office/Business Equipment)	348	8,839
Plum Creek Timber Co., Inc. (Forest Products & Paper)	174	6,925
PNC Financial Services Group (Banks)	870	58,473
PPG Industries, Inc. (Chemicals)	116	8,163
PPL Corp. (Electric)	638	15,797
Principal Financial Group, Inc. (Insurance)	232	6,779
Procter & Gamble Co. (Cosmetics/Personal Care)	2,900	180,264
Progress Energy, Inc. (Electric)	464	18,523
Progressive Corp. (Insurance)	1,102	22,139
Prudential Financial, Inc. (Insurance)	348	22,119
Public Service Enterprise Group, Inc. (Electric)	812	26,090
Public Storage, Inc. (REIT)	116	11,242
Pulte Group, Inc.* (Home Builders)	522	6,833
Quanta Services, Inc.* (Commercial Services)	348	7,005
Quest Diagnostics, Inc. (Healthcare—Services)	116	6,631

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Questar Corp. (Pipelines)	174	$8,343
Qwest Communications International, Inc. (Telecommunications)	2,436	12,740
R.R. Donnelley & Sons Co. (Commercial Services)	348	7,479
RadioShack Corp. (Retail)	232	5,000
Raytheon Co. (Aerospace/Defense)	638	37,195
Regions Financial Corp. (Banks)	1,972	17,432
Republic Services, Inc. (Environmental Control)	290	8,999
Reynolds American, Inc. (Agriculture)	290	15,492
Robert Half International, Inc. (Commercial Services)	116	3,176
Rockwell Automation, Inc. (Machinery—Diversified)	116	7,044
Roper Industries, Inc. (Miscellaneous Manufacturing)	58	3,539
Ryder System, Inc. (Transportation)	116	5,396
Safeway, Inc. (Food)	638	15,057
SAIC, Inc.* (Commercial Services)	522	9,088
SanDisk Corp.* (Computers)	174	6,941
Sara Lee Corp. (Food)	1,160	16,495
SCANA Corp. (Electric)	174	6,868
Scripps Networks Interactive—Class A (Entertainment)	58	2,630
Sealed Air Corp. (Packaging & Containers)	290	6,235
Sears Holdings Corp.* (Retail)	58	7,015
Sempra Energy (Gas)	406	19,967
Sherwin-Williams Co. (Chemicals)	116	9,056
SLM Corp.* (Diversified Financial Services)	812	9,939
Smith International, Inc. (Oil & Gas Services)	406	19,391
Snap-on, Inc. (Hand/Machine Tools)	116	5,589
Southern Co. (Electric)	1,334	46,103
Southwest Airlines Co. (Airlines)	1,218	16,053
Spectra Energy Corp. (Pipelines)	1,044	24,367
Sprint Nextel Corp.* (Telecommunications)	4,930	20,952
Stanley Black & Decker, Inc. (Hand/Machine Tools)	116	7,209
Staples, Inc. (Retail)	464	10,918
State Street Corp. (Banks)	812	35,322
Sunoco, Inc. (Oil & Gas)	174	5,704
SunTrust Banks, Inc. (Banks)	812	24,035
SuperValu, Inc. (Food)	348	5,185
Symantec Corp.* (Internet)	464	7,781
Sysco Corp. (Food)	986	31,098
Target Corp. (Retail)	1,218	69,268
TECO Energy, Inc. (Electric)	348	5,892
Tellabs, Inc. (Telecommunications)	406	3,686
Tenet Healthcare Corp.* (Healthcare—Services)	696	4,350
Tesoro Petroleum Corp. (Oil & Gas)	232	3,051
Texas Instruments, Inc. (Semiconductors)	754	19,612
Textron, Inc. (Miscellaneous Manufacturing)	464	10,598
The AES Corp.* (Electric)	406	4,685
The Charles Schwab Corp. (Diversified Financial Services)	870	16,782
The Dow Chemical Co. (Chemicals)	1,914	59,009
The Gap, Inc. (Retail)	348	8,606
The Goldman Sachs Group, Inc. (Diversified Financial Services)	522	75,794
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	406	5,453
The Hershey Co. (Food)	174	8,180
The New York Times Co.—Class A* (Media)	174	1,726
The Travelers Cos., Inc. (Insurance)	870	44,144
The Williams Cos., Inc. (Pipelines)	986	23,279
Thermo Fisher Scientific, Inc.* (Electronics)	232	12,825
Time Warner Cable, Inc. (Media)	580	32,625
Time Warner, Inc. (Media)	1,914	63,315
Titanium Metals Corp.* (Mining)	116	1,789
Torchmark Corp. (Insurance)	116	6,211
Total System Services, Inc. (Software)	174	2,786
Tyson Foods, Inc.—Class A (Food)	522	10,226
U.S. Bancorp (Banks)	3,132	83,844
Union Pacific Corp. (Transportation)	348	26,330
United Parcel Service, Inc.—Class B (Transportation)	870	60,152
United States Steel Corp. (Iron/Steel)	232	12,681
UnitedHealth Group, Inc. (Healthcare—Services)	812	24,612
UnumProvident Corp. (Insurance)	522	12,773
V.F. Corp. (Apparel)	58	5,012
Valero Energy Corp. (Oil & Gas)	928	19,293
VeriSign, Inc.* (Internet)	174	4,745
Verizon Communications, Inc. (Telecommunications)	4,698	135,725
Vornado Realty Trust (REIT)	174	14,506
Vulcan Materials Co. (Building Materials)	232	13,289
Wal-Mart Stores, Inc. (Retail)	3,538	189,814
Walgreen Co. (Retail)	638	22,426
Walt Disney Co. (Media)	3,190	117,520
Waste Management, Inc. (Environmental Control)	812	28,160
WellPoint, Inc.* (Healthcare—Services)	754	40,565
Wells Fargo & Co. (Banks)	8,526	282,296
Weyerhaeuser Co. (Forest Products & Paper)	232	11,489
Whirlpool Corp. (Home Furnishings)	116	12,629
Windstream Corp. (Telecommunications)	406	4,486
Wisconsin Energy Corp. (Electric)	174	9,137
Xcel Energy, Inc. (Electric)	754	16,399
Xerox Corp. (Office/Business Equipment)	2,204	24,024
Yahoo!, Inc.* (Internet)	928	15,340

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Zions Bancorp (Banks)	232	$6,665

TOTAL COMMON STOCKS (Cost $6,509,752)		8,918,785

TOTAL INVESTMENT SECURITIES (Cost $6,509,752)—99.7%		8,918,785
Net other assets (liabilities) — 0.3%		23,264

NET ASSETS — 100.0%		$8,942,049

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$14,658	0.2%
Aerospace/Defense	209,952	2.3%
Agriculture	108,687	1.2%
Airlines	16,053	0.2%
Apparel	27,026	0.3%
Auto Manufacturers	76,823	0.9%
Auto Parts & Equipment	42,469	0.5%
Banks	998,193	11.2%
Beverages	38,231	0.4%
Biotechnology	55,601	0.6%
Building Materials	22,702	0.3%
Chemicals	128,760	1.4%
Commercial Services	166,806	1.9%
Computers	126,599	1.4%
Cosmetics/Personal Care	180,264	2.0%
Distribution/Wholesale	12,412	0.1%
Diversified Financial Services	693,302	7.8%
Electric	528,134	5.9%
Electrical Components & Equipment	44,580	0.5%
Electronics	32,142	0.4%
Engineering & Construction	26,511	0.3%
Entertainment	7,521	0.1%
Environmental Control	37,159	0.4%
Food	269,773	3.0%
Forest Products & Paper	27,719	0.3%
Gas	31,041	0.3%
Hand/Machine Tools	12,798	0.1%
Healthcare—Products	210,081	2.3%
Healthcare—Services	115,492	1.3%
Holding Companies—Diversified	4,404	NM
Home Builders	19,420	0.2%
Home Furnishings	12,629	0.1%
Household Products/Wares	44,222	0.5%
Housewares	7,920	0.1%
Insurance	468,588	5.2%
Internet	29,888	0.3%
Iron/Steel	24,639	0.3%
Leisure Time	32,947	0.4%
Lodging	4,264	NM
Machinery—Diversified	32,771	0.4%
Media	367,961	4.1%
Mining	24,395	0.3%
Miscellaneous Manufacturing	466,367	5.2%
Office/Business Equipment	32,863	0.4%
Oil & Gas	831,521	9.3%
Oil & Gas Services	42,501	0.5%
Packaging & Containers	21,671	0.2%
Pharmaceuticals	496,608	5.6%
Pipelines	62,305	0.7%
REIT	90,639	1.0%
Retail	721,294	8.1%
Semiconductors	197,383	2.2%
Software	60,660	0.7%
Telecommunications	361,168	4.0%
Textiles	6,322	0.1%
Toys/Games/Hobbies	5,348	0.1%
Transportation	186,598	2.1%
Other* *	23,264	0.3%
Total	$8,942,049	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$8,918,785	$—	$—	$8,918,785

Total Investment Securities	$8,918,785	$—	$—	$8,918,785

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	1,166	$103,389
Abbott Laboratories (Pharmaceuticals)	2,544	130,151
Abercrombie & Fitch Co.—Class A (Retail)	318	13,906
Adobe Systems, Inc.* (Software)	1,590	53,408
Advanced Micro Devices, Inc.* (Semiconductors)	848	7,683
AFLAC, Inc. (Insurance)	530	27,009
Agilent Technologies, Inc.* (Electronics)	530	19,218
Air Products & Chemicals, Inc. (Chemicals)	318	24,416
Airgas, Inc. (Chemicals)	106	6,726
AK Steel Holding Corp. (Iron/Steel)	212	3,551
Akamai Technologies, Inc.* (Internet)	530	20,580
Allegheny Technologies, Inc. (Iron/Steel)	212	11,336
Allergan, Inc. (Pharmaceuticals)	954	60,760
Altera Corp. (Semiconductors)	954	24,193
Altria Group, Inc. (Agriculture)	2,014	42,677
Amazon.com, Inc.* (Internet)	1,060	145,284
American Express Co. (Diversified Financial Services)	3,710	171,105
American Tower Corp.* (Telecommunications)	1,272	51,910
Ameriprise Financial, Inc. (Diversified Financial Services)	424	19,657
Amgen, Inc.* (Biotechnology)	1,590	91,202
Amphenol Corp.—Class A (Electronics)	530	24,491
Anadarko Petroleum Corp. (Oil & Gas)	1,484	92,245
Analog Devices, Inc. (Semiconductors)	530	15,863
Apache Corp. (Oil & Gas)	1,060	107,866
Apartment Investment and Management Co.—Class A (REIT)	106	2,375
Apollo Group, Inc.—Class A* (Commercial Services)	424	24,342
Apple Computer, Inc.* (Computers)	2,862	747,325
Applied Materials, Inc. (Semiconductors)	1,378	18,989
AT&T, Inc. (Telecommunications)	9,222	240,325
Autodesk, Inc.* (Software)	742	25,235
Automatic Data Processing, Inc. (Software)	742	32,173
AutoZone, Inc.* (Retail)	106	19,611
Avalonbay Communities, Inc. (REIT)	106	11,028
Avon Products, Inc. (Cosmetics/Personal Care)	1,378	44,551
Baker Hughes, Inc. (Oil & Gas Services)	1,378	68,569
Ball Corp. (Packaging & Containers)	212	11,281
Bard (C.R.), Inc. (Healthcare—Products)	212	18,344
Baxter International, Inc. (Healthcare—Products)	954	45,048
Becton, Dickinson & Co. (Healthcare—Products)	424	32,381
Bed Bath & Beyond, Inc.* (Retail)	848	38,974
Berkshire Hathaway, Inc.—Class B* (Insurance)	2,862	220,374
Best Buy Co., Inc. (Retail)	1,060	48,336
Biogen Idec, Inc.* (Biotechnology)	848	45,156
BMC Software, Inc.* (Software)	530	20,861
Boeing Co. (Aerospace/Defense)	954	69,098
Boston Properties, Inc. (REIT)	212	16,718
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,332	58,976
Broadcom Corp.—Class A (Semiconductors)	1,378	47,527
Brown-Forman Corp. (Beverages)	212	12,334
C.H. Robinson Worldwide, Inc. (Transportation)	318	19,175
CA, Inc. (Software)	742	16,925
Cabot Oil & Gas Corp. (Oil & Gas)	212	7,660
Cameron International Corp.* (Oil & Gas Services)	742	29,279
Campbell Soup Co. (Food)	318	11,403
Caterpillar, Inc. (Machinery—Construction & Mining)	1,908	129,916
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	848	14,687
CBS Corp.—Class B (Media)	954	15,464
Celgene Corp.* (Biotechnology)	1,378	85,367
Cephalon, Inc.* (Pharmaceuticals)	106	6,805
Cerner Corp.* (Software)	212	18,001
CF Industries Holdings, Inc. (Chemicals)	106	8,869
CIGNA Corp. (Insurance)	848	27,187
Cisco Systems, Inc.* (Telecommunications)	17,808	479,391
Citrix Systems, Inc.* (Software)	530	24,910
Cliffs Natural Resources, Inc. (Iron/Steel)	424	26,513
Clorox Co. (Household Products/Wares)	212	13,716
CME Group, Inc. (Diversified Financial Services)	212	69,623
Coach, Inc. (Apparel)	954	39,829
Coca-Cola Co. (Beverages)	7,208	385,268
Coca-Cola Enterprises, Inc. (Beverages)	530	14,697
Cognizant Technology Solutions Corp.* (Computers)	954	48,826
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,484	124,804
Computer Sciences Corp.* (Computers)	318	16,660
Compuware Corp.* (Software)	318	2,735
ConAgra Foods, Inc. (Food)	742	18,157
CONSOL Energy, Inc. (Coal)	530	23,680
Corning, Inc. (Telecommunications)	4,876	93,863
CSX Corp. (Transportation)	742	41,589
Cummins, Inc. (Machinery—Diversified)	424	30,626
Danaher Corp. (Miscellaneous Manufacturing)	848	71,469
Darden Restaurants, Inc. (Retail)	318	14,231
DaVita, Inc.* (Healthcare—Services)	318	19,853
Deere & Co. (Machinery—Diversified)	742	44,386
Denbury Resources, Inc.* (Oil & Gas)	1,272	24,359
DENTSPLY International, Inc. (Healthcare—Products)	318	11,652
Devon Energy Corp. (Oil & Gas)	530	35,685

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
DeVry, Inc. (Commercial Services)	212	$13,227
Diamond Offshore Drilling, Inc. (Oil & Gas)	212	16,769
DIRECTV—Class A* (Media)	2,862	103,690
Discovery Communications, Inc.—Class A* (Media)	742	28,715
Dover Corp. (Miscellaneous Manufacturing)	318	16,606
Dr. Pepper Snapple Group, Inc. (Beverages)	424	13,878
Dun & Bradstreet Corp. (Software)	106	8,159
E.I. du Pont de Nemours & Co. (Chemicals)	1,484	59,123
eBay, Inc.* (Internet)	3,498	83,287
Ecolab, Inc. (Chemicals)	742	36,239
El Paso Corp. (Pipelines)	1,166	14,109
Electronic Arts, Inc.* (Software)	424	8,213
Eli Lilly & Co. (Pharmaceuticals)	1,590	55,602
EMC Corp.* (Computers)	6,360	120,904
Emerson Electric Co. (Electrical Components & Equipment)	954	49,827
EOG Resources, Inc. (Oil & Gas)	742	83,193
EQT Corp. (Oil & Gas)	212	9,220
Equifax, Inc. (Commercial Services)	212	7,123
Equity Residential Properties Trust (REIT)	318	14,396
Exelon Corp. (Electric)	742	32,344
Expedia, Inc. (Internet)	636	15,016
Expeditors International of Washington, Inc. (Transportation)	318	12,955
Express Scripts, Inc.* (Pharmaceuticals)	848	84,910
Exxon Mobil Corp. (Oil & Gas)	7,738	525,023
Fastenal Co. (Distribution/Wholesale)	424	23,189
Federated Investors, Inc.—Class B (Diversified Financial Services)	318	7,670
First Solar, Inc.* (Energy—Alternate Sources)	106	15,216
Fiserv, Inc.* (Software)	318	16,247
FLIR Systems, Inc.* (Electronics)	424	12,970
Flowserve Corp. (Machinery—Diversified)	212	24,291
FMC Corp. (Chemicals)	212	13,492
FMC Technologies, Inc.* (Oil & Gas Services)	424	28,701
Ford Motor Co.* (Auto Manufacturers)	3,286	42,784
Forest Laboratories, Inc.* (Pharmaceuticals)	636	17,337
Franklin Resources, Inc. (Diversified Financial Services)	212	24,516
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,378	104,080
GameStop Corp.—Class A* (Retail)	318	7,731
Gannett Co., Inc. (Media)	212	3,608
General Dynamics Corp. (Aerospace/Defense)	636	48,565
General Mills, Inc. (Food)	530	37,725
Genzyme Corp.* (Biotechnology)	424	22,574
Gilead Sciences, Inc.* (Pharmaceuticals)	2,756	109,331
Goodrich Corp. (Aerospace/Defense)	424	31,452
Google, Inc.—Class A* (Internet)	742	389,876
H & R Block, Inc. (Commercial Services)	318	5,823
Halliburton Co. (Oil & Gas Services)	1,378	42,236
Harley-Davidson, Inc. (Leisure Time)	530	17,930
Harman International Industries, Inc.* (Home Furnishings)	212	8,370
Harris Corp. (Telecommunications)	212	10,914
Hasbro, Inc. (Toys/Games/Hobbies)	424	16,265
HCP, Inc. (REIT)	954	30,642
Health Care REIT, Inc. (REIT)	106	4,763
Heinz (H.J.) Co. (Food)	530	24,841
Helmerich & Payne, Inc. (Oil & Gas)	318	12,917
Hewlett-Packard Co. (Computers)	5,088	264,423
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,332	110,700
Hospira, Inc.* (Pharmaceuticals)	530	28,509
Hudson City Bancorp, Inc. (Savings & Loans)	1,484	19,737
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	742	37,916
Intel Corp. (Semiconductors)	7,526	171,819
IntercontinentalExchange, Inc.* (Diversified Financial Services)	212	24,726
International Business Machines Corp. (Computers)	4,028	519,612
International Flavors & Fragrances, Inc. (Chemicals)	212	10,619
International Game Technology (Entertainment)	530	11,172
International Paper Co. (Forest Products & Paper)	636	17,007
Intuit, Inc.* (Software)	954	34,497
Intuitive Surgical, Inc.* (Healthcare—Products)	106	38,219
Invesco, Ltd. (Diversified Financial Services)	1,378	31,680
Iron Mountain, Inc. (Commercial Services)	318	7,998
ITT Industries, Inc. (Miscellaneous Manufacturing)	530	29,452
Janus Capital Group, Inc. (Diversified Financial Services)	530	7,462
JDS Uniphase Corp.* (Telecommunications)	424	5,508
Johnson & Johnson (Healthcare—Products)	4,558	293,079
Juniper Networks, Inc.* (Telecommunications)	1,590	45,172
Kellogg Co. (Food)	424	23,295
Kimberly-Clark Corp. (Household Products/Wares)	742	45,455
KLA -Tencor Corp. (Semiconductors)	212	7,221
Kohls Corp.* (Retail)	954	52,460
Laboratory Corp. of America Holdings* (Healthcare—Services)	318	24,985
Legg Mason, Inc. (Diversified Financial Services)	106	3,359
Leucadia National Corp.* (Holding Companies—Diversified)	212	5,366
Life Technologies Corp.* (Biotechnology)	530	28,996
Limited, Inc. (Retail)	424	11,363

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Linear Technology Corp. (Semiconductors)	742	$22,305
Lorillard, Inc. (Agriculture)	212	16,614
LSI Logic Corp.* (Semiconductors)	954	5,743
Marriott International, Inc.—Class A (Lodging)	530	19,483
Massey Energy Co. (Coal)	318	11,648
MasterCard, Inc.—Class A (Software)	318	78,877
Mattel, Inc. (Toys/Games/Hobbies)	636	14,660
McAfee, Inc.* (Internet)	530	18,417
McCormick & Co., Inc. (Food)	212	8,389
McDonald’s Corp. (Retail)	1,802	127,203
McGraw-Hill Cos., Inc. (Media)	530	17,872
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	318	16,412
MeadWestvaco Corp. (Forest Products & Paper)	530	14,400
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,484	87,437
Medtronic, Inc. (Healthcare—Products)	3,392	148,196
Merck & Co., Inc. (Pharmaceuticals)	5,088	178,284
Microchip Technology, Inc. (Semiconductors)	318	9,289
Micron Technology, Inc.* (Semiconductors)	1,272	11,893
Microsoft Corp. (Software)	23,744	725,142
Millipore Corp.* (Biotechnology)	212	22,504
Monsanto Co. (Agriculture)	1,696	106,950
Monster Worldwide, Inc.* (Internet)	212	3,695
Moody’s Corp. (Commercial Services)	318	7,861
Murphy Oil Corp. (Oil & Gas)	318	19,128
Mylan Laboratories, Inc.* (Pharmaceuticals)	954	21,017
Nabors Industries, Ltd.* (Oil & Gas)	530	11,432
National Semiconductor Corp. (Semiconductors)	318	4,700
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,272	56,006
NetApp, Inc.* (Computers)	1,060	36,750
Newmont Mining Corp. (Mining)	1,484	83,223
News Corp.—Class A (Media)	3,180	49,036
NIKE, Inc.—Class B (Apparel)	742	56,325
Noble Energy, Inc. (Oil & Gas)	530	40,492
Nordstrom, Inc. (Retail)	530	21,905
Norfolk Southern Corp. (Transportation)	530	31,445
Northern Trust Corp. (Banks)	424	23,312
Novellus Systems, Inc.* (Semiconductors)	106	2,777
NRG Energy, Inc.* (Electric)	530	12,810
Nucor Corp. (Iron/Steel)	636	28,824
NVIDIA Corp.* (Semiconductors)	1,696	26,661
NYSE Euronext (Diversified Financial Services)	530	17,294
O’Reilly Automotive, Inc.* (Retail)	424	20,729
Occidental Petroleum Corp. (Oil & Gas)	2,544	225,551
Omnicom Group, Inc. (Advertising)	636	27,132
Oracle Corp. (Software)	12,190	314,990
Owens-Illinois, Inc.* (Packaging & Containers)	318	11,270
Pactiv Corp.* (Packaging & Containers)	212	5,387
Pall Corp. (Miscellaneous Manufacturing)	212	8,266
Patterson Cos., Inc. (Healthcare—Products)	212	6,782
Paychex, Inc. (Commercial Services)	530	16,218
Peabody Energy Corp. (Coal)	848	39,619
PepsiCo, Inc. (Beverages)	5,088	331,839
Philip Morris International, Inc. (Commercial Services)	2,544	124,860
Pioneer Natural Resources Co. (Oil & Gas)	318	20,393
Plum Creek Timber Co., Inc. (Forest Products & Paper)	212	8,438
Polo Ralph Lauren Corp. (Apparel)	212	19,059
PPG Industries, Inc. (Chemicals)	318	22,378
Praxair, Inc. (Chemicals)	954	79,917
Precision Castparts Corp. (Metal Fabricate/Hardware)	424	54,416
Priceline.com, Inc.* (Internet)	106	27,777
Principal Financial Group, Inc. (Insurance)	530	15,487
Procter & Gamble Co. (Cosmetics/Personal Care)	3,604	224,025
ProLogis (REIT)	1,484	19,544
Prudential Financial, Inc. (Insurance)	848	53,899
Public Storage, Inc. (REIT)	212	20,545
QLogic Corp.* (Semiconductors)	318	6,160
Qualcomm, Inc. (Telecommunications)	5,194	201,216
Quest Diagnostics, Inc. (Healthcare—Services)	318	18,177
Questar Corp. (Pipelines)	212	10,165
Range Resources Corp. (Oil & Gas)	530	25,313
Red Hat, Inc.* (Software)	636	18,997
Republic Services, Inc. (Environmental Control)	424	13,157
Robert Half International, Inc. (Commercial Services)	212	5,805
Rockwell Automation, Inc. (Machinery—Diversified)	212	12,873
Rockwell Collins, Inc. (Aerospace/Defense)	530	34,450
Roper Industries, Inc. (Miscellaneous Manufacturing)	212	12,936
Ross Stores, Inc. (Retail)	424	23,744
Rowan Cos., Inc.* (Oil & Gas)	318	9,476
Salesforce.com, Inc.* (Software)	318	27,221
SanDisk Corp.* (Computers)	424	16,913
Schlumberger, Ltd. (Oil & Gas Services)	3,710	264,968
Scripps Networks Interactive—Class A (Entertainment)	106	4,806
Sherwin-Williams Co. (Chemicals)	106	8,275
Sigma-Aldrich Corp. (Chemicals)	424	25,143
Simon Property Group, Inc. (REIT)	954	84,925
Southwestern Energy Co.* (Oil & Gas)	1,060	42,061
St. Jude Medical, Inc.* (Healthcare—Products)	1,060	43,269
Stanley Black & Decker, Inc. (Hand/Machine Tools)	318	19,764
Staples, Inc. (Retail)	1,378	32,424

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Retail)	2,332	$60,585
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	530	28,890
Stericycle, Inc.* (Environmental Control)	212	12,487
Stryker Corp. (Healthcare—Products)	848	48,709
Symantec Corp.* (Internet)	1,696	28,442
T. Rowe Price Group, Inc. (Diversified Financial Services)	848	48,768
Tellabs, Inc. (Telecommunications)	424	3,850
Teradata Corp.* (Computers)	530	15,407
Teradyne, Inc.* (Semiconductors)	530	6,482
Texas Instruments, Inc. (Semiconductors)	2,438	63,412
The AES Corp.* (Electric)	1,272	14,679
The Charles Schwab Corp. (Diversified Financial Services)	1,378	26,582
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	318	20,963
The Gap, Inc. (Retail)	848	20,971
The Goldman Sachs Group, Inc. (Diversified Financial Services)	636	92,347
The Hershey Co. (Food)	212	9,966
Thermo Fisher Scientific, Inc.* (Electronics)	848	46,877
Tiffany & Co. (Retail)	424	20,556
TJX Cos., Inc. (Retail)	1,272	58,944
Total System Services, Inc. (Software)	318	5,091
Union Pacific Corp. (Transportation)	954	72,180
United Parcel Service, Inc.—Class B (Transportation)	1,378	95,275
United Technologies Corp. (Aerospace/Defense)	2,862	214,507
UnitedHealth Group, Inc. (Healthcare—Services)	2,014	61,044
Urban Outfitters, Inc.* (Retail)	424	15,904
V.F. Corp. (Apparel)	106	9,161
Varian Medical Systems, Inc.* (Healthcare—Products)	424	23,905
Ventas, Inc. (REIT)	530	25,032
VeriSign, Inc.* (Internet)	212	5,781
Viacom, Inc.—Class B* (Media)	1,908	67,410
Visa, Inc.—Class A (Commercial Services)	1,378	124,337
Vornado Realty Trust (REIT)	212	17,674
W.W. Grainger, Inc. (Distribution/Wholesale)	212	23,434
Walgreen Co. (Retail)	1,802	63,340
Waters Corp.* (Electronics)	318	22,893
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	318	13,617
Western Digital Corp.* (Computers)	742	30,489
Western Union Co. (Commercial Services)	2,120	38,690
Weyerhaeuser Co. (Forest Products & Paper)	212	10,498
Whole Foods Market, Inc.* (Food)	530	20,681
Windstream Corp. (Telecommunications)	636	7,028
Wyndham Worldwide Corp. (Lodging)	530	14,209
Wynn Resorts, Ltd. (Lodging)	212	18,707
Xilinx, Inc. (Semiconductors)	848	21,861
XL Capital, Ltd.—Class A (Insurance)	1,060	18,868
XTO Energy, Inc. (Oil & Gas)	1,802	85,631
Yahoo!, Inc.* (Internet)	1,908	31,539
YUM! Brands, Inc. (Retail)	1,484	62,951
Zimmer Holdings, Inc.* (Healthcare—Products)	636	38,739

TOTAL COMMON STOCKS (Cost $11,820,512)		16,502,771

	Principal Amount
Repurchase Agreements (0.1%)
Bank of America, 0.11%, 5/3/10, dated 4/30/10, with a repurchase price of $2,000 (Collateralized by $2,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,074)	$2,000	2,000
Deutsche Bank, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $6,617)	6,000	6,000
HSBC, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $12,000 (Collateralized by $8,700 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $12,283)	12,000	12,000
UBS, 0.13%, 5/3/10, dated 4/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,089)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000

TOTAL INVESTMENT SECURITIES (Cost $11,841,512)—100.4%		16,523,771
Net other assets (liabilities) — (0.4)%		(66,535)

NET ASSETS — 100.0%		$16,457,236

* Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$27,132	0.2%
Aerospace/Defense	398,072	2.4%
Agriculture	166,241	1.0%
Apparel	124,374	0.8%
Auto Manufacturers	42,784	0.3%
Banks	23,312	0.1%
Beverages	758,016	4.6%
Biotechnology	295,799	1.8%
Chemicals	295,197	1.8%
Coal	74,947	0.4%
Commercial Services	376,284	2.3%
Computers	1,817,309	11.0%
Cosmetics/Personal Care	414,343	2.5%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

Distribution/Wholesale	46,623	0.3%
Diversified Financial Services	544,789	3.3%
Electric	59,833	0.4%
Electrical Components & Equipment	49,827	0.3%
Electronics	126,449	0.8%
Energy—Alternate Sources	15,216	0.1%
Entertainment	15,978	0.1%
Environmental Control	25,644	0.2%
Food	154,457	0.9%
Forest Products & Paper	50,343	0.3%
Hand/Machine Tools	19,764	0.1%
Healthcare—Products	748,323	4.5%
Healthcare—Services	124,059	0.7%
Holding Companies—Diversified	5,366	NM
Home Furnishings	8,370	0.1%
Household Products/Wares	59,171	0.4%
Insurance	362,824	2.2%
Internet	769,694	4.7%
Iron/Steel	70,224	0.4%
Leisure Time	17,930	0.1%
Lodging	81,289	0.5%
Machinery—Construction & Mining	129,916	0.8%
Machinery—Diversified	112,176	0.7%
Media	285,795	1.7%
Metal Fabricate/Hardware	54,416	0.3%
Mining	187,303	1.1%
Miscellaneous Manufacturing	390,734	2.4%
Oil & Gas	1,394,414	8.5%
Oil & Gas Services	489,759	3.0%
Packaging & Containers	27,938	0.2%
Pharmaceuticals	869,148	5.3%
Pipelines	24,274	0.1%
REIT	247,642	1.5%
Real Estate	14,687	0.1%
Retail	735,868	4.5%
Savings & Loans	19,737	0.1%
Semiconductors	474,578	2.9%
Software	1,431,682	8.7%
Telecommunications	1,139,177	6.9%
Toys/Games/Hobbies	30,925	0.2%
Transportation	272,619	1.7%
Other* *	(45,535)	(0.3)%

Total	$16,457,236	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$16,502,771	$—	$—	$16,502,771
Repurchase Agreements	—	21,000	—	21,000

Total Investment Securities	$16,502,771	$21,000	$—	$16,523,771

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (100.2%)
99 Cents Only Stores* (Retail)	1,235	$19,167
Aaron’s, Inc. (Commercial Services)	2,138	48,255
ACI Worldwide, Inc.* (Software)	475	8,925
Acxiom Corp.* (Software)	2,185	41,690
ADC Telecommunications, Inc.* (Telecommunications)	1,710	13,697
ADTRAN, Inc. (Telecommunications)	665	17,802
Advance Auto Parts, Inc. (Retail)	1,140	51,414
Aecom Technology Corp.* (Engineering & Construction)	3,135	94,269
Affymetrix, Inc.* (Biotechnology)	1,140	7,912
AGCO Corp.* (Machinery—Diversified)	2,470	86,499
AGL Resources, Inc. (Gas)	2,090	82,576
AirTran Holdings, Inc.* (Airlines)	3,705	19,562
Alaska Air Group, Inc.* (Airlines)	950	39,340
Albemarle Corp. (Chemicals)	855	39,039
Alberto-Culver Co. (Cosmetics/Personal Care)	1,615	46,512
Alexander & Baldwin, Inc. (Transportation)	1,045	37,181
Alexandria Real Estate Equities, Inc. (REIT)	665	47,089
Alliant Energy Corp. (Electric)	3,040	103,968
Alliant Techsystems, Inc.* (Aerospace/Defense)	380	30,746
AMB Property Corp. (REIT)	4,370	121,748
American Eagle Outfitters, Inc. (Retail)	1,710	28,745
American Financial Group, Inc. (Insurance)	2,090	61,509
American Greetings Corp.—Class A (Household Products/Wares)	570	13,999
AnnTaylor Stores Corp.* (Retail)	665	14,431
AOL, Inc.* (Internet)	1,330	31,069
Apollo Investment Corp. (Investment Companies)	3,420	41,587
AptarGroup, Inc. (Miscellaneous Manufacturing)	760	32,710
Aqua America, Inc. (Water)	2,375	43,534
Arch Coal, Inc. (Coal)	4,465	120,555
Arrow Electronics, Inc.* (Electronics)	3,230	98,515
Arthur J. Gallagher & Co. (Insurance)	1,805	47,417
Ashland, Inc. (Chemicals)	2,090	124,480
Associated Banc-Corp (Banks)	4,750	69,017
Astoria Financial Corp. (Savings & Loans)	2,185	35,266
Atmel Corp.* (Semiconductors)	7,505	40,827
Atmos Energy Corp. (Gas)	2,565	75,873
Avnet, Inc.* (Electronics)	4,180	133,635
BancorpSouth, Inc. (Banks)	1,995	44,169
Bank of Hawaii Corp. (Banks)	760	40,189
Barnes & Noble, Inc. (Retail)	1,045	23,032
Beckman Coulter, Inc. (Healthcare—Products)	760	47,424
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	190	21,221
BJ’s Wholesale Club, Inc.* (Retail)	1,520	58,186
Black Hills Corp. (Electric)	1,045	34,370
Bob Evans Farms, Inc. (Retail)	760	23,507
BorgWarner, Inc.* (Auto Parts & Equipment)	3,230	139,988
Boyd Gaming Corp.* (Lodging)	1,520	19,304
BRE Properties, Inc.—Class A (REIT)	855	35,705
Brink’s Home Security Holdings, Inc.* (Commercial Services)	570	23,906
Brinker International, Inc. (Retail)	2,755	51,023
Brown & Brown, Inc. (Insurance)	1,995	40,179
Burger King Holdings, Inc. (Retail)	1,520	32,072
Cabot Corp. (Chemicals)	1,805	58,735
Cadence Design Systems, Inc.* (Computers)	3,800	28,348
Camden Property Trust (REIT)	950	46,008
Career Education Corp.* (Commercial Services)	1,140	33,368
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	760	28,675
Carpenter Technology Corp. (Iron/Steel)	1,140	44,768
Cathay Bancorp, Inc. (Banks)	2,090	25,853
Charles River Laboratories International, Inc.* (Biotechnology)	950	31,806
Church & Dwight, Inc. (Household Products/Wares)	1,045	72,366
Ciena Corp.* (Telecommunications)	760	14,052
Cimarex Energy Co. (Oil & Gas)	1,235	84,079
Cincinnati Bell, Inc.* (Telecommunications)	1,805	6,083
City National Corp. (Banks)	1,140	70,999
Clean Harbors, Inc.* (Environmental Control)	570	36,155
Cleco Corp. (Electric)	1,615	44,251
Coldwater Creek, Inc.* (Retail)	1,520	10,762
Commerce Bancshares, Inc. (Banks)	1,235	51,154
Commercial Metals Co. (Metal Fabricate/Hardware)	3,040	45,235
Comstock Resources, Inc.* (Oil & Gas)	570	18,274
Con-way, Inc. (Transportation)	1,330	51,657
Convergys Corp.* (Commercial Services)	3,325	42,028
Corinthian Colleges, Inc.* (Commercial Services)	1,425	22,259
Corn Products International, Inc. (Food)	1,995	71,820
Corporate Office Properties Trust (REIT)	665	26,899
Corrections Corp. of America* (Commercial Services)	1,425	29,526
Cousins Properties, Inc. (REIT)	2,755	22,205
Crane Co. (Miscellaneous Manufacturing)	380	13,657
Cullen/Frost Bankers, Inc. (Banks)	1,615	95,866
Cytec Industries, Inc. (Chemicals)	1,330	63,920
Deluxe Corp. (Commercial Services)	1,330	27,890
Dick’s Sporting Goods, Inc.* (Retail)	855	24,889
Diebold, Inc. (Computers)	1,805	56,587
Digital River, Inc.* (Internet)	285	7,963
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,045	48,383
DPL, Inc. (Electric)	1,235	34,802
DST Systems, Inc. (Computers)	570	24,197
Duke-Weeks Realty Corp. (REIT)	6,175	83,548
Dynegy, Inc.—Class A* (Electric)	13,870	18,447
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,140	24,966

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Energen Corp. (Gas)	665	$32,499
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,045	63,849
Equity One, Inc. (REIT)	855	16,596
Essex Property Trust, Inc. (REIT)	475	50,264
Everest Re Group, Ltd. (Insurance)	1,615	123,790
Exterran Holdings, Inc.* (Oil & Gas Services)	1,710	49,846
Fair Isaac Corp. (Software)	1,235	26,009
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,235	13,857
Federal Realty Investment Trust (REIT)	855	66,168
Federal Signal Corp. (Miscellaneous Manufacturing)	1,330	10,720
Fidelity National Title Group, Inc.—Class A (Insurance)	6,365	96,621
First American Financial Corp. (Insurance)	2,850	98,524
First Niagara Financial Group, Inc. (Savings & Loans)	5,605	77,909
FirstMerit Corp. (Banks)	2,375	55,812
Flowers Foods, Inc. (Food)	1,235	32,555
Foot Locker, Inc. (Retail)	4,275	65,621
Forest Oil Corp.* (Oil & Gas)	1,615	47,319
Frontier Oil Corp. (Oil & Gas)	2,850	43,320
Fulton Financial Corp. (Banks)	5,225	54,862
GATX Corp. (Trucking & Leasing)	1,235	40,310
Gen-Probe, Inc.* (Healthcare—Products)	570	27,012
Graco, Inc. (Machinery—Diversified)	665	23,062
Granite Construction, Inc. (Engineering & Construction)	855	28,737
Great Plains Energy, Inc. (Electric)	3,705	71,618
Greenhill & Co., Inc. (Diversified Financial Services)	190	16,699
Hanesbrands, Inc.* (Apparel)	1,520	43,274
Hanover Insurance Group, Inc. (Insurance)	1,330	59,916
Harsco Corp. (Miscellaneous Manufacturing)	2,185	67,648
Harte-Hanks, Inc. (Advertising)	1,045	15,048
Hawaiian Electric Industries, Inc. (Electric)	2,470	57,674
HCC Insurance Holdings, Inc. (Insurance)	3,135	85,241
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,280	21,250
Health Net, Inc.* (Healthcare—Services)	2,755	60,665
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,140	16,621
Henry Schein, Inc.* (Healthcare—Products)	1,140	68,936
Herman Miller, Inc. (Office Furnishings)	1,520	32,254
Highwoods Properties, Inc. (REIT)	1,140	36,446
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,140	36,149
HNI Corp. (Office Furnishings)	570	17,693
Hologic, Inc.* (Healthcare—Products)	4,085	72,999
Horace Mann Educators Corp. (Insurance)	1,045	17,984
Hospitality Properties Trust (REIT)	3,325	88,079
Hubbell, Inc.—Class B (Electrical Components & Equipment)	475	22,073
IDACORP, Inc. (Electric)	1,235	44,559
IDEX Corp. (Machinery—Diversified)	950	31,920
Immucor, Inc.* (Healthcare—Products)	855	18,306
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,465	81,084
Integrated Device Technology, Inc.* (Semiconductors)	2,565	16,955
International Bancshares Corp. (Banks)	1,425	34,442
International Rectifier Corp.* (Semiconductors)	1,330	30,617
International Speedway Corp. (Entertainment)	760	23,226
Intersil Corp.—Class A (Semiconductors)	1,710	25,445
Intrepid Potash, Inc.* (Chemicals)	380	9,979
Jack Henry & Associates, Inc. (Computers)	950	24,244
Jefferies Group, Inc. (Diversified Financial Services)	1,900	51,718
JetBlue Airways Corp.* (Airlines)	5,700	31,863
John Wiley & Sons, Inc. (Media)	475	20,078
Kansas City Southern Industries, Inc.* (Transportation)	2,660	107,863
KB Home (Home Builders)	1,425	26,405
KBR, Inc. (Engineering & Construction)	4,370	96,490
Kennametal, Inc. (Hand/Machine Tools)	2,185	71,799
Kindred Healthcare, Inc.* (Healthcare—Services)	1,045	18,643
Korn/Ferry International* (Commercial Services)	1,235	20,019
Lam Research Corp.* (Semiconductors)	1,995	80,897
Lancaster Colony Corp. (Miscellaneous Manufacturing)	190	10,444
Landstar System, Inc. (Transportation)	760	33,607
Lennox International, Inc. (Building Materials)	760	34,398
Liberty Property Trust (REIT)	1,805	61,027
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,425	54,406
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	475	28,472
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,420	40,219
M.D.C. Holdings, Inc. (Home Builders)	950	36,385
Mack-Cali Realty Corp. (REIT)	1,140	39,170
Manpower, Inc. (Commercial Services)	2,090	117,249
ManTech International Corp.—Class A* (Software)	190	8,556
Mariner Energy, Inc.* (Oil & Gas)	1,425	34,029
Martin Marietta Materials (Building Materials)	665	63,760

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	760	$26,600
MDU Resources Group, Inc. (Electric)	5,130	108,756
Mentor Graphics Corp.* (Computers)	2,660	23,913
Mercury General Corp. (Insurance)	950	42,740
Mine Safety Appliances Co. (Environmental Control)	760	22,336
Minerals Technologies, Inc. (Chemicals)	475	27,408
Mohawk Industries, Inc.* (Textiles)	1,520	96,885
MSC Industrial Direct Co.—Class A (Retail)	570	31,059
National Fuel Gas Co. (Pipelines)	1,330	69,187
Nationwide Health Properties, Inc. (REIT)	1,330	46,577
Navigant Consulting Co.* (Commercial Services)	1,330	17,130
NCR Corp.* (Computers)	4,370	57,509
New York Community Bancorp (Savings & Loans)	11,970	197,146
NewAlliance Bancshares, Inc. (Savings & Loans)	2,850	37,136
NSTAR (Electric)	2,945	107,787
NV Energy, Inc. (Electric)	6,460	80,685
NVR, Inc.* (Home Builders)	95	68,215
OGE Energy Corp. (Electric)	2,660	110,071
Old Republic International Corp. (Insurance)	6,650	99,816
Olin Corp. (Chemicals)	2,090	43,890
OMEGA Healthcare Investors, Inc. (REIT)	1,045	20,921
Omnicare, Inc. (Pharmaceuticals)	3,325	92,402
Overseas Shipholding Group, Inc. (Transportation)	665	33,290
Owens & Minor, Inc. (Distribution/Wholesale)	1,710	53,779
Packaging Corp. of America (Packaging & Containers)	1,330	32,891
PacWest Bancorp (Banks)	475	11,405
Palm, Inc.* (Computers)	2,185	12,673
Parametric Technology Corp.* (Software)	1,900	35,321
Patriot Coal Corp.* (Coal)	1,995	39,282
Patterson-UTI Energy, Inc. (Oil & Gas)	4,180	63,912
Pentair, Inc. (Miscellaneous Manufacturing)	2,660	96,186
PetSmart, Inc. (Retail)	1,045	34,558
Pharmaceutical Product Development, Inc. (Commercial Services)	1,900	52,250
Phillips-Van Heusen Corp. (Apparel)	380	23,944
Plantronics, Inc. (Telecommunications)	665	22,078
PNM Resources, Inc. (Electric)	2,375	32,276
Potlatch Corp. (Forest Products & Paper)	665	24,911
Pride International, Inc.* (Oil & Gas)	1,805	54,746
Prosperity Bancshares, Inc. (Banks)	570	22,355
Protective Life Corp. (Insurance)	2,280	54,880
Psychiatric Solutions, Inc.* (Healthcare—Services)	570	18,337
Quest Software, Inc.* (Software)	665	11,657
Ralcorp Holdings, Inc.* (Food)	1,425	94,834
Raymond James Financial Corp. (Diversified Financial Services)	2,660	81,502
Rayonier, Inc. (Forest Products & Paper)	1,235	60,490
Realty Income Corp. (REIT)	1,330	43,611
Regal-Beloit Corp. (Hand/Machine Tools)	380	24,043
Regency Centers Corp. (REIT)	1,425	58,496
Regis Corp. (Retail)	1,520	29,062
Reinsurance Group of America, Inc. (Insurance)	1,995	103,002
Rent-A-Center, Inc.* (Commercial Services)	1,805	46,605
RF Micro Devices, Inc.* (Telecommunications)	3,325	18,687
Rollins, Inc. (Commercial Services)	570	12,398
RPM, Inc. (Chemicals)	1,710	37,757
Ruddick Corp. (Food)	1,045	36,930
Saks, Inc.* (Retail)	4,370	42,608
Scholastic Corp. (Media)	665	17,962
Scientific Games Corp.—Class A* (Entertainment)	1,045	15,372
Senior Housing Properties Trust (REIT)	2,185	49,119
Sensient Technologies Corp. (Chemicals)	1,330	41,935
Service Corp. International (Commercial Services)	2,945	26,446
Shaw Group, Inc.* (Engineering & Construction)	2,280	87,278
Silgan Holdings, Inc. (Packaging & Containers)	285	17,194
Smithfield Foods, Inc.* (Food)	3,895	72,992
Sonoco Products Co. (Packaging & Containers)	2,755	91,273
Southern Union Co. (Gas)	1,520	39,718
SPX Corp. (Miscellaneous Manufacturing)	475	33,193
SRA International, Inc.—Class A* (Computers)	1,140	26,311
StanCorp Financial Group, Inc. (Insurance)	1,235	55,526
STERIS Corp. (Healthcare—Products)	760	25,293
SVB Financial Group* (Banks)	570	28,061
Synopsys, Inc.* (Computers)	1,805	40,992
Synovus Financial Corp. (Banks)	19,760	59,478
TCF Financial Corp. (Banks)	3,325	61,945
Tech Data Corp.* (Distribution/Wholesale)	1,330	57,057
Techne Corp. (Healthcare—Products)	380	25,175
Teleflex, Inc. (Miscellaneous Manufacturing)	1,045	64,079
Telephone & Data Systems, Inc. (Telecommunications)	2,470	85,610
Temple-Inland, Inc. (Forest Products & Paper)	1,235	28,800
Terex Corp.* (Machinery—Construction & Mining)	2,945	78,101
The Brink’s Co. (Miscellaneous Manufacturing)	1,235	32,888
The Macerich Co. (REIT)	767	34,293

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	1,140	$25,969
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	665	32,219
The Timberland Co.—Class A* (Apparel)	1,140	24,510
Thor Industries, Inc. (Home Builders)	950	33,925
Tidewater, Inc. (Oil & Gas Services)	475	25,465
Timken Co. (Metal Fabricate/Hardware)	2,185	76,868
Toll Brothers, Inc.* (Home Builders)	3,800	85,766
Tootsie Roll Industries, Inc. (Food)	380	10,108
Towers Watson & Co.—Class A (Commercial Services)	1,140	54,720
Transatlantic Holdings, Inc. (Insurance)	1,045	51,968
Trimble Navigation, Ltd.* (Electronics)	1,330	43,504
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,185	54,385
Trustmark Corp. (Banks)	1,520	37,210
UDR, Inc. (REIT)	2,945	59,813
UGI Corp. (Gas)	2,945	80,958
Unit Corp.* (Oil & Gas)	1,045	49,920
United Rentals, Inc.* (Commercial Services)	1,140	16,370
Unitrin, Inc. (Insurance)	1,330	38,903
Universal Corp. (Agriculture)	665	34,434
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,140	42,317
URS Corp.* (Engineering & Construction)	2,280	117,078
Valeant Pharmaceuticals International* (Pharmaceuticals)	760	34,200
Valley National Bancorp (Banks)	4,180	67,883
Valspar Corp. (Chemicals)	2,660	83,311
Varian, Inc.* (Electronics)	380	19,680
VCA Antech, Inc.* (Pharmaceuticals)	855	24,333
Vectren Corp. (Gas)	2,185	54,647
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,755	106,811
Vishay Intertechnology, Inc.* (Electronics)	3,325	34,613
W.R. Berkley Corp. (Insurance)	3,515	94,905
Wabtec Corp. (Machinery—Diversified)	570	27,121
Washington Federal, Inc. (Savings & Loans)	3,040	62,533
Waste Connections, Inc.* (Environmental Control)	950	34,001
Webster Financial Corp. (Banks)	1,805	37,400
Weingarten Realty Investors (REIT)	2,850	65,892
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	9,500	50,445
Werner Enterprises, Inc. (Transportation)	1,140	25,559
Westamerica Bancorp (Banks)	475	27,916
Westar Energy, Inc. (Electric)	2,945	69,767
WGL Holdings, Inc. (Gas)	1,330	47,534
Wilmington Trust Corp. (Banks)	2,375	41,159
Woodward Governor Co. (Electronics)	475	15,224
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,615	25,792
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	665	19,318

TOTAL COMMON STOCKS (Cost $10,266,508)		13,740,588

	Principal Amount
Repurchase Agreements (0.6%)
Bank of America, 0.11%, 5/3/10, dated 4/30/10, with a repurchase price of $9,000 (Collateralized by $9,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $9,237)	$9,000	9,000
Deutsche Bank, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $27,000 (Collateralized by $25,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $27,571)	27,000	27,000
HSBC, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $46,000 (Collateralized by $33,300 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $47,015)	46,000	46,000
UBS, 0.13%, 5/3/10, dated 4/30/10, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $5,444)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

TOTAL INVESTMENT SECURITIES (Cost $10,353,508)—100.8%		13,827,588
Net other assets (liabilities) — (0.8)%		(109,142)

NET ASSETS — 100.0%		$13,718,446

*	Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$15,048	0.1%
Aerospace/Defense	30,746	0.2%
Agriculture	34,434	0.3%
Airlines	90,765	0.7%
Apparel	91,728	0.7%
Auto Parts & Equipment	139,988	1.0%
Banks	937,175	6.8%
Biotechnology	167,750	1.2%
Building Materials	98,158	0.7%
Chemicals	530,454	3.9%
Coal	159,837	1.2%
Commercial Services	590,419	4.3%
Computers	294,774	2.1%
Cosmetics/Personal Care	46,512	0.3%
Distribution/Wholesale	191,920	1.4%
Diversified Financial Services	149,919	1.1%
Electric	919,031	6.7%
Electrical Components & Equipment	85,922	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

Electronics	345,171	2.5%
Engineering & Construction	423,852	3.1%
Entertainment	38,598	0.3%
Environmental Control	92,492	0.7%
Food	319,239	2.3%
Forest Products & Paper	154,420	1.1%
Gas	413,805	3.0%
Hand/Machine Tools	124,314	0.9%
Healthcare—Products	321,294	2.3%
Healthcare—Services	215,618	1.6%
Home Builders	276,665	2.0%
Household Products/Wares	118,584	0.9%
Insurance	1,172,921	8.5%
Internet	39,032	0.3%
Investment Companies	41,587	0.3%
Iron/Steel	44,768	0.3%
Lodging	19,304	0.1%
Machinery—Construction & Mining	78,101	0.6%
Machinery—Diversified	187,920	1.4%
Media	38,040	0.3%
Metal Fabricate/Hardware	147,895	1.1%
Miscellaneous Manufacturing	519,568	3.8%
Office Furnishings	49,947	0.4%
Oil & Gas	395,599	2.9%
Oil & Gas Services	91,932	0.7%
Packaging & Containers	141,358	1.0%
Pharmaceuticals	175,901	1.3%
Pipelines	69,187	0.5%
REIT	1,119,674	8.2%
Retail	540,136	3.9%
Retail—Restaurants	50,445	0.4%
Savings & Loans	409,990	3.0%
Semiconductors	208,598	1.5%
Software	132,158	1.0%
Telecommunications	178,009	1.3%
Textiles	96,885	0.7%
Transportation	289,157	2.1%
Trucking & Leasing	40,310	0.3%
Water	43,534	0.3%
Other* *	(22,142)	(0.2)%

Total	$13,718,446	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$13,740,588	$—	$—	$13,740,588
Repurchase Agreements	—	87,000	—	87,000

Total Investment Securities	$13,740,588	$87,000	$—	$13,827,588

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (100.3%)
ACI Worldwide, Inc.* (Software)	576	$10,823
ADC Telecommunications, Inc.* (Telecommunications)	1,152	9,228
ADTRAN, Inc. (Telecommunications)	1,152	30,839
Advance Auto Parts, Inc. (Retail)	1,728	77,933
Advent Software, Inc.* (Software)	576	26,024
Aeropostale, Inc.* (Retail)	3,648	105,938
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,536	129,300
Affymetrix, Inc.* (Biotechnology)	960	6,662
Albemarle Corp. (Chemicals)	2,112	96,434
Alberto-Culver Co. (Cosmetics/Personal Care)	960	27,648
Alexandria Real Estate Equities, Inc. (REIT)	768	54,382
Alliance Data Systems Corp.* (Commercial Services)	1,920	144,115
Alliant Techsystems, Inc.* (Aerospace/Defense)	576	46,604
American Eagle Outfitters, Inc. (Retail)	5,184	87,143
American Greetings Corp.—Class A (Household Products/Wares)	576	14,147
AmeriCredit Corp.* (Diversified Financial Services)	3,456	82,737
Ametek, Inc. (Electrical Components & Equipment)	3,840	166,080
AnnTaylor Stores Corp.* (Retail)	1,152	24,998
ANSYS, Inc.* (Software)	3,264	146,880
AOL, Inc.* (Internet)	2,112	49,336
Apollo Investment Corp. (Investment Companies)	2,112	25,682
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,344	57,846
Aqua America, Inc. (Water)	1,728	31,674
Arthur J. Gallagher & Co. (Insurance)	1,344	35,307
Atmel Corp.* (Semiconductors)	6,528	35,512
Atwood Oceanics, Inc.* (Oil & Gas)	2,112	76,898
Bally Technologies, Inc.* (Entertainment)	1,920	88,550
Bank of Hawaii Corp. (Banks)	768	40,612
BE Aerospace, Inc.* (Aerospace/Defense)	3,648	108,382
Beckman Coulter, Inc. (Healthcare—Products)	1,536	95,846
Bill Barrett Corp.* (Oil & Gas)	1,344	45,804
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	384	42,889
BRE Properties, Inc.—Class A (REIT)	768	32,072
Brink’s Home Security Holdings, Inc.* (Commercial Services)	768	32,210
Broadridge Financial Solutions, Inc. (Software)	4,800	114,288
Brown & Brown, Inc. (Insurance)	1,536	30,935
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	2,880	181,469
Burger King Holdings, Inc. (Retail)	1,344	28,358
Cadence Design Systems, Inc.* (Computers)	4,608	34,376
Camden Property Trust (REIT)	960	46,493
Career Education Corp.* (Commercial Services)	768	22,479
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,152	43,465
Carmax, Inc.* (Retail)	8,064	198,132
Charles River Laboratories International, Inc.* (Biotechnology)	960	32,141
Cheesecake Factory, Inc.* (Retail)	2,112	57,383
Chico’s FAS, Inc. (Retail)	6,528	97,202
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,152	155,416
Church & Dwight, Inc. (Household Products/Wares)	1,152	79,776
Ciena Corp.* (Telecommunications)	2,304	42,601
Cimarex Energy Co. (Oil & Gas)	1,344	91,500
Cincinnati Bell, Inc.* (Telecommunications)	4,800	16,176
Collective Brands, Inc.* (Retail)	2,304	54,029
Commerce Bancshares, Inc. (Banks)	960	39,763
Commscope, Inc.* (Telecommunications)	3,456	112,596
Community Health Systems, Inc.* (Healthcare—Services)	3,456	141,212
Comstock Resources, Inc.* (Oil & Gas)	960	30,778
Copart, Inc.* (Retail)	2,496	89,082
Corinthian Colleges, Inc.* (Commercial Services)	1,344	20,993
Corporate Office Properties Trust (REIT)	1,152	46,598
Corrections Corp. of America* (Commercial Services)	2,304	47,739
Covance, Inc.* (Healthcare—Services)	2,304	131,651
Crane Co. (Miscellaneous Manufacturing)	1,152	41,403
Cree Research, Inc.* (Semiconductors)	3,840	281,126
Dick’s Sporting Goods, Inc.* (Retail)	2,112	61,480
Digital River, Inc.* (Internet)	960	26,822
Dollar Tree, Inc.* (Retail)	3,264	198,190
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,344	62,227
DPL, Inc. (Electric)	2,688	75,748
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,688	106,687
Dress Barn, Inc.* (Retail)	2,880	79,718
DST Systems, Inc. (Computers)	576	24,451
Eaton Vance Corp. (Diversified Financial Services)	4,224	148,854
Edwards Lifesciences Corp.* (Healthcare—Products)	2,112	217,705
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,688	58,867
Energen Corp. (Gas)	1,728	84,447
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,152	70,387
Equinix, Inc.* (Internet)	1,344	135,274
Essex Property Trust, Inc. (REIT)	384	40,635
F5 Networks, Inc.* (Internet)	2,880	197,078
FactSet Research Systems, Inc. (Computers)	1,536	115,538

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,880	$32,314
Federal Realty Investment Trust (REIT)	960	74,294
Flowers Foods, Inc. (Food)	1,152	30,367
Forest Oil Corp.* (Oil & Gas)	1,920	56,256
Fossil, Inc.* (Household Products/Wares)	1,728	67,219
FTI Consulting, Inc.* (Commercial Services)	1,728	71,073
Gartner Group, Inc.* (Commercial Services)	2,112	50,857
Gen-Probe, Inc.* (Healthcare—Products)	960	45,494
Gentex Corp. (Electronics)	4,992	107,278
Global Payments, Inc. (Software)	2,880	123,293
Graco, Inc. (Machinery—Diversified)	1,152	39,951
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,344	97,655
Greenhill & Co., Inc. (Diversified Financial Services)	384	33,750
Greif, Inc.—Class A (Packaging & Containers)	1,152	68,175
GUESS?, Inc. (Apparel)	2,112	96,877
Hanesbrands, Inc.* (Apparel)	1,344	38,264
Hansen Natural Corp.* (Beverages)	2,496	110,024
Health Management Associates, Inc.—Class A* (Healthcare—Services)	5,952	55,473
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,728	25,194
Henry Schein, Inc.* (Healthcare—Products)	1,728	104,492
Hewitt Associates, Inc.* (Commercial Services)	3,072	125,921
Highwoods Properties, Inc. (REIT)	1,152	36,829
Hill-Rom Holdings, Inc. (Healthcare—Products)	768	24,353
HNI Corp. (Office Furnishings)	960	29,798
Hologic, Inc.* (Healthcare—Products)	3,840	68,621
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,536	71,378
IDEX Corp. (Machinery—Diversified)	1,536	51,610
IDEXX Laboratories, Inc.* (Healthcare—Products)	2,112	139,688
Immucor, Inc.* (Healthcare—Products)	1,344	28,775
Informatica Corp.* (Software)	3,264	81,633
Integrated Device Technology, Inc.* (Semiconductors)	2,688	17,768
International Rectifier Corp.* (Semiconductors)	768	17,679
Intersil Corp.—Class A (Semiconductors)	2,112	31,427
Intrepid Potash, Inc.* (Chemicals)	960	25,210
Itron, Inc.* (Electronics)	1,536	122,281
ITT Educational Services, Inc.* (Commercial Services)	1,152	116,502
J. Crew Group, Inc.* (Retail)	2,112	98,145
J.B. Hunt Transport Services, Inc. (Transportation)	3,264	120,311
Jack Henry & Associates, Inc. (Computers)	1,728	44,099
Jefferies Group, Inc. (Diversified Financial Services)	1,920	52,262
John Wiley & Sons, Inc. (Media)	960	40,579
Jones Lang LaSalle, Inc. (Real Estate)	1,536	121,160
Joy Global, Inc. (Machinery—Construction & Mining)	3,648	207,243
KB Home (Home Builders)	768	14,231
Kinetic Concepts, Inc.* (Healthcare—Products)	2,304	99,763
Kirby Corp.* (Transportation)	1,920	80,794
Lam Research Corp.* (Semiconductors)	1,920	77,856
Lamar Advertising Co.* (Advertising)	1,920	71,462
Lancaster Colony Corp. (Miscellaneous Manufacturing)	384	21,108
Landstar System, Inc. (Transportation)	768	33,961
Lender Processing Services, Inc. (Diversified Financial Services)	3,456	130,464
Lennox International, Inc. (Building Materials)	768	34,760
Liberty Property Trust (REIT)	1,728	58,424
Life Time Fitness, Inc.* (Leisure Time)	1,536	56,463
Lincare Holdings, Inc.* (Healthcare—Services)	2,304	107,574
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	768	46,034
LKQ Corp.* (Distribution/Wholesale)	5,184	109,175
Lubrizol Corp. (Chemicals)	2,496	225,489
Mack-Cali Realty Corp. (REIT)	1,344	46,180
ManTech International Corp.—Class A* (Software)	384	17,292
Mariner Energy, Inc.* (Oil & Gas)	1,728	41,265
Martin Marietta Materials (Building Materials)	576	55,227
Masimo Corp. (Healthcare—Products)	1,920	44,947
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,112	53,603
Mednax, Inc.* (Healthcare—Services)	1,728	94,936
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,152	144,553
Micros Systems, Inc.* (Computers)	2,880	107,021
MSC Industrial Direct Co.—Class A (Retail)	768	41,848
MSCI, Inc.—Class A* (Software)	3,840	133,056
National Fuel Gas Co. (Pipelines)	1,152	59,927
National Instruments Corp. (Computers)	2,112	73,033
Nationwide Health Properties, Inc. (REIT)	2,496	87,410
NBTY, Inc.* (Pharmaceuticals)	2,304	93,727
Netflix, Inc.* (Internet)	1,536	151,711
NeuStar, Inc.* (Telecommunications)	2,688	65,775
Newfield Exploration Co.* (Oil & Gas)	4,800	279,312
NewMarket Corp. (Chemicals)	384	42,240
Nordson Corp. (Machinery—Diversified)	1,152	82,737
Oceaneering International, Inc.* (Oil & Gas Services)	1,920	125,760

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
OMEGA Healthcare Investors, Inc. (REIT)	1,920	$38,438
Oshkosh Truck Corp.* (Auto Manufacturers)	3,264	126,056
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,112	123,911
Packaging Corp. of America (Packaging & Containers)	1,920	47,482
PacWest Bancorp (Banks)	384	9,220
Palm, Inc.* (Computers)	3,072	17,818
Panera Bread Co.—Class A* (Retail)	1,152	89,787
Parametric Technology Corp.* (Software)	1,728	32,124
Perrigo Co. (Pharmaceuticals)	2,880	175,766
PetSmart, Inc. (Retail)	3,072	101,591
Pharmaceutical Product Development, Inc. (Commercial Services)	1,728	47,520
Phillips-Van Heusen Corp. (Apparel)	1,344	84,685
Plains Exploration & Production Co.* (Oil & Gas)	4,992	146,315
Plantronics, Inc. (Telecommunications)	768	25,498
Polycom, Inc.* (Telecommunications)	3,072	99,994
Potlatch Corp. (Forest Products & Paper)	576	21,577
Pride International, Inc.* (Oil & Gas)	4,032	122,291
Prosperity Bancshares, Inc. (Banks)	768	30,121
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,344	43,236
Quest Software, Inc.* (Software)	1,344	23,560
Quicksilver Resources, Inc.* (Oil & Gas)	4,224	58,587
Rayonier, Inc. (Forest Products & Paper)	1,152	56,425
Realty Income Corp. (REIT)	1,920	62,957
Regal-Beloit Corp. (Hand/Machine Tools)	768	48,591
Regency Centers Corp. (REIT)	960	39,408
Reliance Steel & Aluminum Co. (Iron/Steel)	2,304	112,458
ResMed, Inc.* (Healthcare—Products)	2,688	183,940
RF Micro Devices, Inc.* (Telecommunications)	5,376	30,213
Rollins, Inc. (Commercial Services)	768	16,704
Rovi Corp.* (Semiconductors)	3,840	149,683
RPM, Inc. (Chemicals)	2,304	50,872
Scientific Games Corp.—Class A* (Entertainment)	960	14,122
SEI Investments Co. (Software)	4,608	103,496
Semtech Corp.* (Semiconductors)	2,304	41,818
Senior Housing Properties Trust (REIT)	1,728	38,845
Service Corp. International (Commercial Services)	5,184	46,552
Silgan Holdings, Inc. (Packaging & Containers)	576	34,750
Silicon Laboratories, Inc.* (Semiconductors)	1,728	83,549
SL Green Realty Corp. (REIT)	2,880	179,050
Solera Holdings, Inc. (Software)	2,496	97,019
Sotheby’s (Commercial Services)	2,496	83,366
Southern Union Co. (Gas)	2,496	65,220
SPX Corp. (Miscellaneous Manufacturing)	1,152	80,502
Steel Dynamics, Inc. (Iron/Steel)	7,872	123,669
STERIS Corp. (Healthcare—Products)	960	31,949
Strayer Education, Inc. (Commercial Services)	576	140,037
Superior Energy Services, Inc.* (Oil & Gas Services)	2,880	77,933
SVB Financial Group* (Banks)	576	28,356
Sybase, Inc.* (Software)	3,072	133,263
Syniverse Holdings, Inc.* (Telecommunications)	2,496	50,120
Synopsys, Inc.* (Computers)	2,880	65,405
Techne Corp. (Healthcare—Products)	768	50,880
Temple-Inland, Inc. (Forest Products & Paper)	2,304	53,729
The Corporate Executive Board Co. (Commercial Services)	1,152	31,634
The Macerich Co. (REIT)	2,513	112,356
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	768	37,210
The Warnaco Group, Inc.* (Apparel)	1,728	82,668
Thomas & Betts Corp.* (Electronics)	1,920	80,525
Thoratec Corp.* (Healthcare—Products)	2,112	94,174
Tidewater, Inc. (Oil & Gas Services)	1,152	61,759
Tootsie Roll Industries, Inc. (Food)	384	10,214
Transatlantic Holdings, Inc. (Insurance)	768	38,193
Trimble Navigation, Ltd.* (Electronics)	2,496	81,644
Tupperware Corp. (Household Products/Wares)	2,304	117,665
tw telecom, Inc.* (Telecommunications)	5,376	95,693
UDR, Inc. (REIT)	1,728	35,096
Under Armour, Inc.—Class A* (Retail)	1,344	45,360
United Rentals, Inc.* (Commercial Services)	576	8,271
United Therapeutics Corp.* (Pharmaceuticals)	1,728	98,306
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,920	71,270
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,344	60,480
Valmont Industries, Inc. (Metal Fabricate/Hardware)	768	63,967
ValueClick, Inc.* (Internet)	3,072	31,580
Varian, Inc.* (Electronics)	384	19,887
VCA Antech, Inc.* (Pharmaceuticals)	1,920	54,643
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,648	141,433
Vishay Intertechnology, Inc.* (Electronics)	2,304	23,985
Wabtec Corp. (Machinery—Diversified)	960	45,677
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,072	114,033
Waste Connections, Inc.* (Environmental Control)	1,536	54,973

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
WellCare Health Plans, Inc.* (Healthcare—Services)	1,536	$43,976
Westamerica Bancorp (Banks)	384	22,568
Williams Sonoma, Inc. (Retail)	3,840	110,592
WMS Industries, Inc.* (Leisure Time)	1,920	96,038
Woodward Governor Co. (Electronics)	1,344	43,075
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,344	39,043

TOTAL COMMON STOCKS (Cost $13,939,565)		18,018,939

	Principal Amount
Repurchase Agreements (0.7%)
Bank of America, 0.11%, 5/3/10, dated 4/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $12,253)	$12,000	12,000
Deutsche Bank, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $36,000 (Collateralized by $34,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $37,496)	36,000	36,000
HSBC, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $62,001 (Collateralized by $44,800 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $63,251)	62,000	62,000
UBS, 0.13%, 5/3/10, dated 4/30/10, with a repurchase price of $7,000 (Collateralized by $7,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $7,621)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS (Cost $117,000)		117,000

TOTAL INVESTMENT SECURITIES (Cost $14,056,565)—101.0%		18,135,939
Net other assets (liabilities) — (1.0)%		(183,850)

NET ASSETS — 100.0%		$17,952,089

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$71,462	0.4%
Aerospace/Defense	154,986	0.9%
Apparel	302,494	1.7%
Auto Manufacturers	126,056	0.7%
Banks	170,640	0.9%
Beverages	207,679	1.2%
Biotechnology	223,125	1.2%
Building Materials	89,987	0.5%
Chemicals	440,245	2.5%
Commercial Services	1,005,973	5.6%
Computers	481,741	2.7%
Cosmetics/Personal Care	27,648	0.2%
Distribution/Wholesale	109,175	0.6%
Diversified Financial Services	691,400	3.9%
Electric	75,748	0.4%
Electrical Components & Equipment	452,398	2.5%
Electronics	478,675	2.7%
Entertainment	209,359	1.2%
Environmental Control	54,973	0.3%
Food	40,581	0.2%
Forest Products & Paper	131,731	0.7%
Gas	149,667	0.8%
Hand/Machine Tools	94,625	0.5%
Healthcare—Products	1,230,627	6.9%
Healthcare—Services	689,328	3.8%
Home Builders	14,231	0.1%
Household Products/Wares	316,017	1.8%
Insurance	104,435	0.6%
Internet	591,801	3.3%
Investment Companies	25,682	0.1%
Iron/Steel	236,127	1.3%
Leisure Time	152,501	0.8%
Machinery—Construction & Mining	388,712	2.2%
Machinery—Diversified	259,018	1.4%
Media	40,579	0.2%
Metal Fabricate/Hardware	63,967	0.4%
Miscellaneous Manufacturing	306,551	1.7%
Office Furnishings	29,798	0.2%
Oil & Gas	949,006	5.3%
Oil & Gas Services	290,646	1.6%
Packaging & Containers	150,407	0.8%
Pharmaceuticals	719,303	4.0%
Pipelines	59,927	0.3%
REIT	1,029,467	5.7%
Real Estate	121,160	0.7%
Retail	1,802,325	10.0%
Semiconductors	768,732	4.3%
Software	1,042,751	5.8%
Telecommunications	578,733	3.2%
Transportation	235,066	1.3%
Water	31,674	0.2%
Other* *	(66,850)	(0.3)%

Total	$17,952,089	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$18,018,939	$—	$—	$18,018,939
Repurchase Agreements	—	117,000	—	117,000

Total Investment Securities	$18,018,939	$117,000	$—	$18,135,939

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (99.9%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,810	$38,553
AAR Corp.* (Aerospace/Defense)	7,025	171,269
ABM Industries, Inc. (Commercial Services)	8,430	181,161
Actel Corp.* (Semiconductors)	2,529	39,250
Actuant Corp.—Class A (Miscellaneous Manufacturing)	12,083	277,063
Acuity Brands, Inc. (Miscellaneous Manufacturing)	7,587	343,008
Adaptec, Inc.* (Telecommunications)	21,637	66,858
Administaff, Inc. (Commercial Services)	1,686	37,328
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,653	53,772
Agilysys, Inc. (Computers)	3,372	36,586
Albany International Corp.—Class A (Machinery—Diversified)	4,777	121,670
ALLETE, Inc. (Electric)	5,339	194,713
Alliance One International, Inc.* (Agriculture)	16,017	81,527
American Physicians Capital, Inc. (Insurance)	1,405	46,983
American Public Education, Inc.* (Commercial Services)	1,686	71,402
American Science & Engineering, Inc. (Electronics)	562	42,234
American States Water Co. (Water)	1,686	62,922
American Vanguard Corp. (Chemicals)	3,653	29,589
AMERIGROUP Corp.* (Healthcare—Services)	8,992	325,870
Amerisafe, Inc.* (Insurance)	3,372	57,661
AMN Healthcare Services, Inc.* (Commercial Services)	5,620	51,367
AmSurg Corp.* (Healthcare—Services)	2,529	52,401
Analogic Corp. (Electronics)	1,124	53,750
Anixter International, Inc.* (Telecommunications)	2,248	117,795
Apogee Enterprises, Inc. (Building Materials)	4,777	65,636
Applied Industrial Technologies, Inc. (Machinery—Diversified)	6,463	198,931
Applied Signal Technology, Inc. (Telecommunications)	1,124	21,008
Arch Chemicals, Inc. (Chemicals)	4,496	152,909
Arctic Cat, Inc.* (Leisure Time)	1,967	29,013
Arkansas Best Corp. (Transportation)	4,496	136,948
ArQule, Inc.* (Biotechnology)	2,529	16,110
Arris Group, Inc.* (Telecommunications)	11,240	138,140
Astec Industries, Inc.* (Machinery—Construction & Mining)	3,372	111,681
ATC Technology Corp.* (Auto Parts & Equipment)	1,686	34,462
ATMI, Inc.* (Semiconductors)	2,248	40,756
Audiovox Corp.—Class A* (Telecommunications)	3,091	28,777
Avid Technology, Inc.* (Software)	5,058	73,847
Avista Corp. (Electric)	9,835	212,731
Badger Meter, Inc. (Electronics)	1,124	46,489
Bank Mutual Corp. (Banks)	8,149	58,021
Bank of the Ozarks, Inc. (Banks)	843	32,430
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,587	157,810
Basic Energy Services, Inc.* (Oil & Gas Services)	3,934	40,166
Bel Fuse, Inc.—Class B (Electronics)	1,967	46,067
Belden, Inc. (Electrical Components & Equipment)	4,215	115,744
Benchmark Electronics, Inc.* (Electronics)	11,240	243,234
BioMed Realty Trust, Inc. (REIT)	10,397	192,448
Black Box Corp. (Telecommunications)	3,091	96,408
Blyth, Inc. (Household Products/Wares)	843	48,591
Boston Private Financial Holdings, Inc. (Banks)	11,521	91,362
Bowne & Co., Inc. (Commercial Services)	7,025	78,539
Brady Corp.—Class A (Electronics)	4,496	154,483
Briggs & Stratton Corp. (Machinery—Diversified)	8,992	213,470
Brightpoint, Inc.* (Distribution/Wholesale)	12,645	102,298
Bristow Group, Inc.* (Transportation)	6,463	250,183
Brookline Bancorp, Inc. (Savings & Loans)	6,182	67,940
Brooks Automation, Inc.* (Semiconductors)	6,182	60,089
Brown Shoe Co., Inc. (Retail)	7,587	142,636
Brunswick Corp. (Leisure Time)	15,736	328,882
Brush Engineered Materials, Inc.* (Mining)	1,686	50,125
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,372	47,613
Cabela’s, Inc.* (Retail)	7,025	127,574
Cabot Microelectronics Corp.* (Chemicals)	2,248	86,233
CACI International, Inc.—Class A* (Computers)	5,339	253,229
Calgon Carbon Corp.* (Environmental Control)	4,215	65,333
Callaway Golf Co. (Leisure Time)	11,521	108,182
Cambrex Corp.* (Biotechnology)	5,058	22,205
Carter’s, Inc.* (Apparel)	4,215	135,807
Cascade Corp. (Machinery—Diversified)	1,405	48,978
Casey’s General Stores, Inc. (Retail)	8,992	347,361
CDI Corp. (Commercial Services)	2,248	39,183
Cedar Shopping Centers, Inc. (REIT)	9,554	76,050
Centene Corp.* (Healthcare—Services)	8,711	199,482
Central Garden & Pet Co.—Class A* (Household Products/Wares)	11,521	119,012
Central Vermont Public Service Corp. (Electric)	1,967	42,900
Century Aluminum Co.* (Mining)	10,116	136,364
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,496	99,811
CH Energy Group, Inc. (Electric)	2,810	116,390
Checkpoint Systems, Inc.* (Electronics)	7,025	158,695
Chemed Corp. (Commercial Services)	1,405	77,289

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Christopher & Banks Corp. (Retail)	6,463	$63,273
Ciber, Inc.* (Computers)	12,364	49,085
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,686	58,100
City Holding Co. (Banks)	1,686	59,077
CKE Restaurants, Inc. (Retail)	9,835	121,364
Clarcor, Inc. (Miscellaneous Manufacturing)	4,777	180,666
Clearwater Paper Corp.* (Forest Products & Paper)	1,967	125,259
Cognex Corp. (Machinery—Diversified)	3,091	64,633
Cohu, Inc. (Semiconductors)	4,215	68,072
Colonial Properties Trust (REIT)	11,802	186,118
Columbia Banking System, Inc. (Banks)	6,463	145,288
Comfort Systems USA, Inc. (Building Materials)	6,744	94,956
Community Bank System, Inc. (Banks)	5,901	145,578
Comtech Telecommunications Corp.* (Telecommunications)	5,058	158,012
CONMED Corp.* (Healthcare—Products)	5,058	112,490
Consolidated Graphics, Inc.* (Commercial Services)	843	35,330
Cross Country Healthcare, Inc.* (Commercial Services)	5,339	53,497
CryoLife, Inc.* (Biotechnology)	2,810	17,169
CTS Corp. (Electronics)	5,901	61,961
Cubic Corp. (Electronics)	1,124	41,936
Curtiss-Wright Corp. (Aerospace/Defense)	4,215	150,349
Daktronics, Inc. (Electronics)	2,248	18,838
Delphi Financial Group, Inc.—Class A (Insurance)	3,934	108,185
Deltic Timber Corp. (Forest Products & Paper)	1,124	59,145
Diamond Foods, Inc. (Food)	1,967	84,011
Digi International, Inc.* (Software)	4,215	45,143
Dime Community Bancshares, Inc. (Savings & Loans)	2,810	35,828
DineEquity, Inc.* (Retail)	843	34,673
Drew Industries, Inc.* (Building Materials)	3,372	86,492
DSP Group, Inc.* (Semiconductors)	2,248	18,366
Dycom Industries, Inc.* (Engineering & Construction)	7,025	74,606
E.W. Scripps Co.* (Media)	5,058	55,335
Eagle Materials, Inc.—Class A (Building Materials)	4,496	143,288
East West Bancorp, Inc. (Banks)	16,579	324,783
EastGroup Properties, Inc. (REIT)	1,967	80,411
El Paso Electric Co.* (Electric)	3,934	83,597
Electro Scientific Industries, Inc.* (Electronics)	4,777	65,779
EMCOR Group, Inc.* (Engineering & Construction)	11,802	337,065
Emergent Biosolutions, Inc.* (Biotechnology)	1,405	22,873
Employers Holdings, Inc. (Insurance)	7,868	129,665
EMS Technologies, Inc.* (Telecommunications)	2,529	40,186
Encore Wire Corp. (Electrical Components & Equipment)	3,372	74,892
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,653	115,362
Entertainment Properties Trust (REIT)	3,653	159,709
EPIQ Systems, Inc.* (Software)	1,686	20,316
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,967	60,682
Esterline Technologies Corp.* (Aerospace/Defense)	5,339	297,809
Ethan Allen Interiors, Inc. (Home Furnishings)	4,496	90,819
Exar Corp.* (Semiconductors)	3,934	29,072
Extra Space Storage, Inc. (REIT)	9,554	143,501
EZCORP, Inc.—Class A* (Retail)	3,653	75,654
FEI Co.* (Electronics)	2,248	50,580
First BanCorp (Banks)	13,488	28,595
First Commonwealth Financial Corp. (Banks)	13,769	90,187
First Financial Bancorp (Banks)	4,777	91,288
First Financial Bankshares, Inc. (Banks)	1,686	90,167
First Midwest Bancorp, Inc. (Banks)	13,207	200,746
Franklin Street Properties Corp. (REIT)	12,083	178,103
Fred’s, Inc. (Retail)	7,025	97,577
Fuller (H.B.) Co. (Chemicals)	5,620	131,789
G & K Services, Inc. (Textiles)	3,091	84,972
General Communication, Inc.—Class A* (Telecommunications)	7,868	48,388
Genesco, Inc.* (Retail)	1,967	65,481
Gentiva Health Services, Inc.* (Healthcare—Services)	5,058	145,063
Gerber Scientific, Inc.* (Machinery—Diversified)	4,496	32,371
Gibraltar Industries, Inc.* (Iron/Steel)	5,339	80,192
Glacier Bancorp, Inc. (Banks)	12,645	233,806
Greatbatch, Inc.* (Electrical Components & Equipment)	1,405	31,388
Griffon Corp.* (Miscellaneous Manufacturing)	7,868	110,939
Group 1 Automotive, Inc.* (Retail)	4,215	130,876
Haemonetics Corp.* (Healthcare—Products)	1,686	97,552
Hancock Holding Co. (Banks)	2,248	91,898
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	5,620	104,757
Hanmi Financial Corp.* (Banks)	8,992	26,796
Harmonic, Inc.* (Telecommunications)	17,422	119,166
Haverty Furniture Cos., Inc. (Retail)	3,372	54,964
Headwaters, Inc.* (Energy—Alternate Sources)	10,678	64,068
Healthcare Realty Trust, Inc. (REIT)	6,463	156,017
Healthcare Services Group, Inc. (Commercial Services)	3,091	66,426
HealthSpring, Inc.* (Healthcare—Services)	8,711	153,314
Heartland Express, Inc. (Transportation)	4,496	74,364
Heartland Payment Systems, Inc. (Commercial Services)	6,744	123,955

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Products/Wares)	5,339	$144,206
Hillenbrand, Inc. (Commercial Services)	6,182	151,954
Holly Corp. (Oil & Gas)	3,653	98,631
Home Bancshares, Inc. (Banks)	1,967	55,312
Home Properties, Inc. (REIT)	2,810	139,629
Hot Topic, Inc. (Retail)	7,868	60,112
Hub Group, Inc.—Class A* (Transportation)	3,653	116,933
Hutchinson Technology, Inc.* (Computers)	4,215	25,669
ICU Medical, Inc.* (Healthcare—Products)	843	30,019
Independent Bank Corp./MA (Banks)	3,653	94,759
Infinity Property & Casualty Corp. (Insurance)	2,248	103,700
InfoSpace, Inc.* (Internet)	6,182	64,726
Inland Real Estate Corp. (REIT)	12,926	121,763
Insight Enterprises, Inc.* (Retail)	8,149	122,479
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	7,025	168,389
Integral Systems, Inc.* (Computers)	1,405	12,252
Interface, Inc.—Class A (Office Furnishings)	10,116	132,317
Intermec, Inc.* (Machinery—Diversified)	8,711	99,915
Invacare Corp. (Healthcare—Products)	5,620	148,537
inVentiv Health, Inc.* (Advertising)	3,091	71,186
Investment Technology Group, Inc.* (Diversified Financial Services)	2,810	48,810
ION Geophysical Corp.* (Oil & Gas Services)	8,149	48,975
Iowa Telecommunications Services, Inc. (Telecommunications)	3,091	52,052
J & J Snack Foods Corp. (Food)	1,124	52,367
Jack in the Box, Inc.* (Retail)	9,835	231,319
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	4,777	73,040
Jo-Ann Stores, Inc.* (Retail)	1,405	61,989
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,686	30,972
K-Swiss, Inc.—Class A* (Apparel)	4,777	59,426
Kaman Corp. (Aerospace/Defense)	4,496	123,235
Kaydon Corp. (Metal Fabricate/Hardware)	2,248	93,584
Keithley Instruments, Inc. (Electronics)	1,124	9,565
Kelly Services, Inc.—Class A* (Commercial Services)	4,777	76,814
Kendle International, Inc.* (Commercial Services)	2,529	41,855
Kid Brands, Inc.* (Household Products/Wares)	1,686	16,809
Kilroy Realty Corp. (REIT)	4,777	167,482
Kite Realty Group Trust (REIT)	11,240	60,921
Knight Transportation, Inc. (Transportation)	4,215	89,737
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,463	52,997
La-Z-Boy, Inc.* (Home Furnishings)	4,777	62,292
LaBranche & Co., Inc.* (Diversified Financial Services)	7,587	37,480
Laclede Group, Inc. (Gas)	3,934	134,071
Lance, Inc. (Food)	2,529	58,622
Landauer, Inc. (Commercial Services)	562	38,300
Landry’s Restaurants, Inc.* (Retail)	1,405	32,441
LaSalle Hotel Properties (REIT)	4,496	118,470
Lawson Products, Inc. (Metal Fabricate/Hardware)	562	9,133
LCA-Vision, Inc.* (Healthcare—Products)	3,091	26,057
Lexington Realty Trust (REIT)	19,389	137,274
Lindsay Manufacturing Co. (Machinery—Diversified)	843	32,059
Lithia Motors, Inc.—Class A* (Retail)	3,653	29,151
Littelfuse, Inc.* (Electrical Components & Equipment)	1,124	47,467
Live Nation, Inc.* (Commercial Services)	25,571	401,209
Liz Claiborne, Inc.* (Apparel)	16,860	147,356
LoJack Corp.* (Electronics)	3,091	12,920
LTC Properties, Inc. (REIT)	1,967	54,879
Lydall, Inc.* (Miscellaneous Manufacturing)	2,810	22,649
M/I Schottenstein Homes, Inc.* (Home Builders)	3,091	48,220
Magellan Health Services, Inc.* (Healthcare—Services)	6,182	260,942
MagneTek, Inc.* (Electrical Components & Equipment)	5,339	10,518
Maidenform Brands, Inc.* (Apparel)	1,124	25,650
Mannatech, Inc. (Pharmaceuticals)	2,810	10,847
Marcus Corp. (Lodging)	3,653	46,941
MarineMax, Inc.* (Retail)	3,934	43,864
Martek Biosciences Corp.* (Biotechnology)	5,901	129,999
Matrix Service Co.* (Oil & Gas Services)	4,496	47,792
MedCath Corp.* (Healthcare—Services)	3,091	30,725
Meridian Bioscience, Inc. (Healthcare—Products)	3,091	61,789
Merit Medical Systems, Inc.* (Healthcare—Products)	1,967	31,806
Meritage Homes Corp.* (Home Builders)	5,620	133,644
Methode Electronics, Inc. (Electronics)	4,215	46,787
Micrel, Inc. (Semiconductors)	3,653	42,631
Microsemi Corp.* (Semiconductors)	8,711	144,254
Mid-America Apartment Communities, Inc. (REIT)	2,248	124,247
Midas, Inc.* (Commercial Services)	1,405	16,172
MKS Instruments, Inc.* (Semiconductors)	8,711	197,565
Mobile Mini, Inc.* (Storage/Warehousing)	1,967	32,692
Molina Healthcare, Inc.* (Healthcare—Services)	2,248	65,574
Monarch Casino & Resort, Inc.* (Lodging)	1,967	22,857
Moog, Inc.—Class A* (Aerospace/Defense)	8,149	302,898
Movado Group, Inc.* (Retail)	3,091	38,359
MTS Systems Corp. (Computers)	1,686	50,361

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,744	$199,960
Multimedia Games, Inc.* (Leisure Time)	1,967	8,989
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	843	35,364
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,058	54,930
Nara Bancorp, Inc.* (Banks)	5,620	50,580
Nash Finch Co. (Food)	2,248	78,725
National Financial Partners* (Diversified Financial Services)	7,306	112,439
National Penn Bancshares, Inc. (Banks)	22,480	164,554
National Retail Properties, Inc. (REIT)	7,025	165,298
NBT Bancorp, Inc. (Banks)	3,653	89,389
NCI Building Systems, Inc.* (Building Materials)	3,091	42,594
NCI, Inc.—Class A* (Computers)	562	15,966
Neenah Paper, Inc. (Forest Products & Paper)	2,529	44,258
Network Equipment Technologies, Inc.* (Telecommunications)	2,810	14,415
New Jersey Resources Corp. (Gas)	7,306	275,655
Newport Corp.* (Electronics)	3,934	46,539
Northwest Natural Gas Co. (Gas)	2,810	133,166
NorthWestern Corp. (Electric)	4,496	135,869
O’Charley’s, Inc.* (Retail)	3,372	32,203
OfficeMax, Inc.* (Retail)	9,835	186,865
Old Dominion Freight Line, Inc.* (Transportation)	2,248	80,658
Old National Bancorp (Banks)	15,736	211,020
Olympic Steel, Inc. (Iron/Steel)	1,405	44,651
OM Group, Inc.* (Chemicals)	5,339	201,547
Omnicell, Inc.* (Software)	1,967	26,259
On Assignment, Inc.* (Commercial Services)	3,091	21,730
Orbital Sciences Corp.* (Aerospace/Defense)	5,901	108,460
Osteotech, Inc.* (Healthcare—Products)	3,091	13,137
Oxford Industries, Inc. (Apparel)	1,124	24,267
Palomar Medical Technologies, Inc.* (Healthcare—Products)	3,091	38,823
Papa John’s International, Inc.* (Retail)	1,405	38,497
PAREXEL International Corp.* (Commercial Services)	3,653	86,138
Park Electrochemical Corp. (Electronics)	1,967	59,423
Parkway Properties, Inc. (REIT)	3,653	71,964
PC-Tel, Inc.* (Internet)	3,372	21,952
Penford Corp.* (Chemicals)	1,967	18,195
Penn Virginia Corp. (Oil & Gas)	8,149	207,881
Pennsylvania REIT (REIT)	7,025	110,925
Perry Ellis International, Inc.* (Apparel)	1,686	40,683
Petroleum Development* (Oil & Gas)	3,372	78,939
PetroQuest Energy, Inc.* (Oil & Gas)	4,496	26,571
PharMerica Corp.* (Pharmaceuticals)	5,339	103,043
Phoenix Technologies, Ltd.* (Software)	2,810	8,402
Piedmont Natural Gas Co., Inc. (Gas)	13,207	363,192
Pinnacle Entertainment, Inc.* (Entertainment)	6,463	87,444
Pinnacle Financial Partners, Inc.* (Banks)	5,901	90,167
Pioneer Drilling Co.* (Oil & Gas)	9,554	70,126
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,967	77,421
Plexus Corp.* (Electronics)	2,529	93,699
PolyOne Corp.* (Chemicals)	8,430	95,343
Pool Corp. (Distribution/Wholesale)	8,711	213,681
Post Properties, Inc. (REIT)	8,711	224,395
Powell Industries, Inc.* (Electrical Components & Equipment)	281	9,436
Pre-Paid Legal Services, Inc. (Commercial Services)	281	12,496
Presidential Life Corp. (Insurance)	3,653	43,032
PrivateBancorp, Inc. (Banks)	10,397	148,885
ProAssurance Corp.* (Insurance)	5,620	342,539
Progress Software Corp.* (Software)	3,653	117,809
PS Business Parks, Inc. (REIT)	1,124	67,440
PSS World Medical, Inc.* (Healthcare—Products)	5,058	118,509
Quaker Chemical Corp. (Chemicals)	1,967	61,901
Quanex Building Products Corp. (Building Materials)	3,934	74,746
Quiksilver, Inc.* (Apparel)	23,042	122,814
RadiSys Corp.* (Computers)	2,248	22,008
RC2 Corp.* (Toys/Games/Hobbies)	1,967	36,134
Red Robin Gourmet Burgers, Inc.* (Retail)	2,810	68,592
Res-Care, Inc.* (Healthcare—Services)	4,496	52,333
Rewards Network, Inc. (Commercial Services)	1,405	18,293
RLI Corp. (Insurance)	1,686	97,788
Robbins & Myers, Inc. (Machinery—Diversified)	5,901	152,895
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,810	144,996
Rogers Corp.* (Electronics)	2,810	94,051
RTI International Metals, Inc.* (Mining)	2,248	60,808
Ruby Tuesday, Inc.* (Retail)	11,521	128,920
Rudolph Technologies, Inc.* (Semiconductors)	2,810	26,779
Ruth’s Hospitality Group, Inc.* (Retail)	5,058	27,465
S&T Bancorp, Inc. (Banks)	4,215	101,371
Safety Insurance Group, Inc. (Insurance)	2,529	94,306
ScanSource, Inc.* (Distribution/Wholesale)	4,777	133,087
School Specialty, Inc.* (Retail)	2,810	65,923
Schulman (A.), Inc. (Chemicals)	5,339	138,867
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,405	118,259
Seahawk Drilling, Inc.* (Oil & Gas)	1,967	32,770
Selective Insurance Group, Inc. (Insurance)	9,554	159,647
SFN Group, Inc.* (Commercial Services)	9,273	79,284
Simmons First National Corp.—Class A (Banks)	2,529	71,014

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Simpson Manufacturing Co., Inc. (Building Materials)	6,744	$229,229
Skechers U.S.A., Inc.—Class A* (Apparel)	1,967	75,434
Skyline Corp. (Home Builders)	1,124	26,200
SkyWest, Inc. (Airlines)	10,116	151,538
Smith Corp. (Miscellaneous Manufacturing)	1,686	87,048
Sonic Automotive, Inc.* (Retail)	4,496	48,017
Sonic Solutions* (Electronics)	2,248	28,212
South Financial Group, Inc. (Banks)	38,778	29,859
South Jersey Industries, Inc. (Gas)	5,339	240,842
Southwest Gas Corp. (Gas)	8,149	253,434
Sovran Self Storage, Inc. (REIT)	2,529	93,295
Spartan Motors, Inc. (Auto Parts & Equipment)	2,810	17,338
Spartan Stores, Inc. (Food)	3,934	59,364
Stage Stores, Inc. (Retail)	6,744	102,846
Standard Microsystems Corp.* (Semiconductors)	2,248	57,729
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,091	32,950
Standard Pacific Corp.* (Home Builders)	17,703	113,476
Standex International Corp. (Miscellaneous Manufacturing)	2,248	53,660
StarTek, Inc.* (Commercial Services)	843	5,716
Stein Mart, Inc.* (Retail)	2,248	21,311
Stepan Co. (Chemicals)	562	42,572
Sterling Bancorp (Banks)	4,777	51,162
Sterling Bancshares, Inc. (Banks)	17,703	104,094
Stewart Information Services Corp. (Insurance)	3,091	35,176
Stone Energy Corp.* (Oil & Gas)	4,215	68,705
Superior Industries International, Inc. (Auto Parts & Equipment)	3,934	66,327
Supertex, Inc.* (Semiconductors)	1,124	30,359
Susquehanna Bancshares, Inc. (Banks)	21,637	235,843
Swift Energy Co.* (Oil & Gas)	3,653	132,166
SWS Group, Inc. (Diversified Financial Services)	5,058	55,992
Symmetricom, Inc.* (Telecommunications)	4,777	31,672
Symmetry Medical, Inc.* (Healthcare—Products)	6,463	74,712
SYNNEX Corp.* (Software)	3,653	100,165
Take-Two Interactive Software, Inc.* (Software)	14,893	161,887
Tanger Factory Outlet Centers, Inc. (REIT)	3,091	128,586
Technitrol, Inc. (Electronics)	7,306	39,452
Tekelec* (Telecommunications)	6,744	122,269
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,372	147,019
Texas Industries, Inc. (Building Materials)	4,777	180,762
The Cato Corp.—Class A (Retail)	3,091	73,411
The Children’s Place Retail Stores, Inc.* (Retail)	4,777	218,882
The Finish Line, Inc.—Class A (Retail)	10,116	162,969
The Geo Group, Inc.* (Commercial Services)	9,273	196,402
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	4,777	38,455
The Hain Celestial Group, Inc.* (Food)	7,306	144,513
The Men’s Wearhouse, Inc. (Retail)	4,215	99,600
The Nautilus Group, Inc.* (Leisure Time)	3,653	12,493
The Navigators Group, Inc.* (Insurance)	1,405	56,383
The Pep Boys—Manny, Moe & Jack (Retail)	8,149	102,107
The Standard Register Co. (Household Products/Wares)	2,248	11,577
Theragenics Corp.* (Pharmaceuticals)	3,934	6,058
THQ, Inc.* (Software)	8,149	61,932
Tollgrade Communications, Inc.* (Telecommunications)	2,248	14,297
Tompkins Financial Corp. (Banks)	562	22,828
Toro Co. (Housewares)	3,091	176,002
Tractor Supply Co. (Retail)	1,967	132,123
Tredegar Corp. (Miscellaneous Manufacturing)	3,653	62,320
Triumph Group, Inc. (Aerospace/Defense)	1,124	87,177
TrueBlue, Inc.* (Commercial Services)	7,868	124,236
TrustCo Bank Corp. NY (Banks)	8,711	57,928
Tuesday Morning Corp.* (Retail)	5,620	31,753
UIL Holdings Corp. (Electric)	5,339	154,991
Ultratech Stepper, Inc.* (Semiconductors)	2,248	33,023
UMB Financial Corp. (Banks)	2,529	106,521
Umpqua Holdings Corp. (Banks)	20,513	306,464
UniFirst Corp. (Textiles)	843	41,197
Unisource Energy Corp. (Electric)	6,463	215,347
United Bankshares, Inc. (Banks)	6,744	195,846
United Community Banks, Inc.* (Banks)	14,893	86,975
United Fire & Casualty Co. (Insurance)	3,934	89,971
United Natural Foods, Inc.* (Food)	7,587	232,845
United Online, Inc. (Internet)	9,835	78,385
United Stationers, Inc.* (Distribution/Wholesale)	4,215	258,042
Universal Forest Products, Inc. (Building Materials)	3,372	141,793
Universal Technical Institute, Inc.* (Commercial Services)	1,686	40,397
Urstadt Biddle Properties—Class A (REIT)	2,248	37,901
USA Mobility, Inc. (Telecommunications)	2,529	35,254
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,463	212,891
Viad Corp. (Commercial Services)	3,653	85,480
Vicor Corp.* (Electrical Components & Equipment)	1,405	21,244
ViroPharma, Inc.* (Pharmaceuticals)	13,769	175,142
Volt Information Sciences, Inc.* (Commercial Services)	1,967	24,666
Watsco, Inc. (Distribution/Wholesale)	3,372	199,690
Watts Water Technologies, Inc.—Class A (Electronics)	2,248	79,759

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	8,711	$77,092
WD-40 Co. (Household Products/Wares)	1,405	49,498
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,967	82,319
Whitney Holding Corp. (Banks)	17,422	238,681
Wilshire Bancorp, Inc. (Banks)	3,372	36,620
Winnebago Industries, Inc.* (Home Builders)	2,529	42,057
Wintrust Financial Corp. (Banks)	5,339	199,145
Wolverine World Wide, Inc. (Apparel)	3,091	94,616
World Fuel Services Corp. (Retail)	10,678	303,576
Zale Corp.* (Retail)	4,215	13,741
Zenith National Insurance Corp. (Insurance)	6,744	255,058
Zep, Inc. (Chemicals)	2,248	41,453

TOTAL COMMON STOCKS (Cost $33,916,412)		41,037,403

TOTAL INVESTMENT SECURITIES (Cost $33,916,412)—99.9%		41,037,403
Net other assets (liabilities) — 0.1%		61,495

NET ASSETS — 100.0%		$41,098,898

*	Non-income producing security Small-Cap Value ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$71,186	0.2%
Aerospace/Defense	1,388,216	3.4%
Agriculture	81,527	0.2%
Airlines	151,538	0.4%
Apparel	726,053	1.8%
Auto Parts & Equipment	151,077	0.4%
Banks	4,459,039	10.8%
Biotechnology	208,356	0.5%
Building Materials	1,059,496	2.6%
Chemicals	1,000,398	2.4%
Commercial Services	2,236,619	5.4%
Computers	465,156	1.1%
Distribution/Wholesale	942,162	2.3%
Diversified Financial Services	332,142	0.8%
Electric	1,156,538	2.8%
Electrical Components & Equipment	364,461	0.9%
Electronics	1,494,453	3.6%
Energy—Alternate Sources	64,068	0.2%
Engineering & Construction	580,060	1.4%
Entertainment	87,444	0.2%
Environmental Control	65,333	0.2%
Food	748,902	1.8%
Forest Products & Paper	498,363	1.2%
Gas	1,400,360	3.4%
Healthcare—Products	940,507	2.3%
Healthcare—Services	1,285,704	3.1%
Home Builders	363,597	0.9%
Home Furnishings	153,111	0.4%
Household Products/Wares	389,693	0.9%
Housewares	176,002	0.4%
Insurance	1,620,094	3.9%
Internet	165,063	0.4%
Iron/Steel	124,843	0.3%
Leisure Time	487,559	1.2%
Lodging	69,798	0.2%
Machinery—Construction & Mining	111,681	0.3%
Machinery—Diversified	964,922	2.3%
Media	55,335	0.1%
Metal Fabricate/Hardware	399,330	1.0%
Mining	247,297	0.6%
Miscellaneous Manufacturing	1,656,920	4.0%
Office Furnishings	132,317	0.3%
Oil & Gas	715,789	1.7%
Oil & Gas Services	255,192	0.6%
Pharmaceuticals	295,090	0.7%
REIT	2,996,826	7.3%
Retail	3,739,948	9.1%
Savings & Loans	103,768	0.3%
Semiconductors	1,053,833	2.6%
Software	615,760	1.5%
Storage/Warehousing	32,692	0.1%
Telecommunications	1,104,697	2.7%
Textiles	126,169	0.3%
Toys/Games/Hobbies	109,174	0.3%
Transportation	748,823	1.8%
Water	62,922	0.2%
Other* *	61,495	0.2%

Total	$41,098,898	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$41,037,403	$—	$—	$41,037,403

Total Investment Securities	$41,037,403	$—	$—	$41,037,403

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (100.1%)
AAON, Inc. (Building Materials)	1,236	$29,837
Abaxis, Inc.* (Healthcare—Products)	2,472	64,050
Acadia Realty Trust (REIT)	4,635	88,436
Actel Corp.* (Semiconductors)	1,236	19,183
Administaff, Inc. (Commercial Services)	1,236	27,365
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,236	18,194
Aerovironment, Inc.* (Aerospace/Defense)	1,545	40,448
Air Methods Corp.* (Healthcare—Services)	1,236	40,887
Align Technology, Inc.* (Healthcare—Products)	7,725	131,170
Allegiant Travel Co.* (Airlines)	1,545	79,459
Almost Family, Inc.* (Healthcare—Services)	927	39,268
AMCOL International Corp. (Mining)	2,781	79,926
Amedisys, Inc.* (Healthcare—Services)	3,090	177,922
American Medical Systems Holdings, Inc.* (Healthcare—Products)	8,652	155,044
American Public Education, Inc.* (Commercial Services)	927	39,258
American Science & Engineering, Inc. (Electronics)	309	23,221
American States Water Co. (Water)	927	34,596
AmSurg Corp.* (Healthcare—Services)	1,545	32,012
Analogic Corp. (Electronics)	309	14,776
Anixter International, Inc.* (Telecommunications)	1,545	80,958
Applied Signal Technology, Inc. (Telecommunications)	618	11,550
Arbitron, Inc. (Commercial Services)	3,090	95,203
ArQule, Inc.* (Biotechnology)	1,236	7,873
Arris Group, Inc.* (Telecommunications)	7,107	87,345
ATC Technology Corp.* (Auto Parts & Equipment)	927	18,948
ATMI, Inc.* (Semiconductors)	1,854	33,613
AZZ, Inc. (Miscellaneous Manufacturing)	1,236	50,206
Badger Meter, Inc. (Electronics)	927	38,341
Balchem Corp. (Chemicals)	3,090	80,155
Baldor Electric Co. (Hand/Machine Tools)	4,635	178,030
Bank of the Ozarks, Inc. (Banks)	618	23,774
Belden, Inc. (Electrical Components & Equipment)	2,472	67,881
Big 5 Sporting Goods Corp. (Retail)	2,472	41,900
Bio-Reference Laboratories, Inc.* (Healthcare—Services)	2,472	57,845
BioMed Realty Trust, Inc. (REIT)	5,253	97,233
BJ’s Restaurants, Inc.* (Retail)	2,163	52,193
Blackbaud, Inc. (Software)	4,944	113,959
Blue Coat Systems, Inc.* (Internet)	4,635	150,777
Blue Nile, Inc.* (Internet)	1,545	83,415
Boston Beer Co., Inc.—Class A* (Beverages)	927	52,848
Brady Corp.—Class A (Electronics)	2,781	95,555
Brookline Bancorp, Inc. (Savings & Loans)	2,781	30,563
Brooks Automation, Inc.* (Semiconductors)	3,399	33,038
Brush Engineered Materials, Inc.* (Mining)	927	27,560
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,163	30,542
Buffalo Wild Wings, Inc.* (Retail)	1,854	76,644
Cabot Microelectronics Corp.* (Chemicals)	927	35,560
Cal-Maine Foods, Inc. (Food)	1,236	41,258
Calavo Growers, Inc. (Food)	1,236	21,432
Calgon Carbon Corp.* (Environmental Control)	3,708	57,474
California Pizza Kitchen, Inc.* (Retail)	2,781	57,011
Cantel Medical Corp. (Healthcare—Products)	1,236	24,671
Capella Education Co.* (Commercial Services)	1,545	140,008
CARBO Ceramics, Inc. (Oil & Gas Services)	2,163	158,440
Carter’s, Inc.* (Apparel)	3,708	119,472
Cash America International, Inc. (Retail)	3,399	125,967
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	4,326	183,033
Cbeyond, Inc.* (Telecommunications)	3,090	47,524
CEC Entertainment, Inc.* (Retail)	2,472	96,532
Chemed Corp. (Commercial Services)	1,545	84,990
CIRCOR International, Inc. (Metal Fabricate/Hardware)	618	21,296
City Holding Co. (Banks)	618	21,655
Clarcor, Inc. (Miscellaneous Manufacturing)	2,472	93,491
Cognex Corp. (Machinery—Diversified)	2,472	51,690
Coinstar, Inc.* (Commercial Services)	3,399	150,780
Commvault Systems, Inc.* (Software)	4,944	103,577
Compellent Technologies, Inc.* (Computers)	2,472	31,073
Computer Programs & Systems, Inc. (Software)	927	41,771
comScore, Inc.* (Internet)	2,781	50,475
Concur Technologies, Inc.* (Software)	4,944	207,203
Consolidated Graphics, Inc.* (Commercial Services)	618	25,900
Cooper Cos., Inc. (Healthcare—Products)	5,253	204,289
CorVel Corp.* (Commercial Services)	618	20,579
Cracker Barrel Old Country Store, Inc. (Retail)	2,472	122,043
Crocs, Inc.* (Apparel)	9,888	95,518
CryoLife, Inc.* (Biotechnology)	1,236	7,552
CSG Systems International, Inc.* (Software)	4,017	91,266
Cubic Corp. (Electronics)	618	23,058
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,489	145,483
Curtiss-Wright Corp. (Aerospace/Defense)	2,163	77,154

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Cyberonics, Inc.* (Healthcare—Products)	2,781	$54,313
CyberSource Corp.* (Internet)	8,034	206,313
Cymer, Inc.* (Electronics)	3,399	116,076
Cypress Semiconductor Corp.* (Semiconductors)	18,849	242,964
Daktronics, Inc. (Electronics)	2,163	18,126
Darling International, Inc.* (Environmental Control)	9,270	87,972
DealerTrack Holdings, Inc.* (Internet)	4,635	70,684
Deckers Outdoor Corp.* (Apparel)	1,236	173,757
Delphi Financial Group, Inc.—Class A (Insurance)	2,781	76,477
Deltic Timber Corp. (Forest Products & Paper)	309	16,260
Diamond Foods, Inc. (Food)	927	39,592
DiamondRock Hospitality Co. (REIT)	14,214	156,212
Dime Community Bancshares, Inc. (Savings & Loans)	927	11,819
DineEquity, Inc.* (Retail)	927	38,128
Diodes, Inc.* (Semiconductors)	4,017	86,245
Dionex Corp.* (Electronics)	1,854	151,231
Dolan Media* (Media)	3,090	36,740
Drill-Quip, Inc.* (Oil & Gas Services)	3,399	196,904
DSP Group, Inc.* (Semiconductors)	927	7,574
DTS, Inc.* (Home Furnishings)	1,854	61,627
Eagle Materials, Inc.—Class A (Building Materials)	2,163	68,935
EastGroup Properties, Inc. (REIT)	1,545	63,160
Ebix, Inc.* (Software)	3,399	55,302
Eclipsys Corp.* (Software)	6,489	134,193
eHealth, Inc.* (Insurance)	2,472	33,891
El Paso Electric Co.* (Electric)	2,163	45,964
Emergent Biosolutions, Inc.* (Biotechnology)	618	10,061
Entertainment Properties Trust (REIT)	2,472	108,076
Enzo Biochem, Inc.* (Biotechnology)	3,708	22,137
Epicor Software Corp.* (Software)	5,253	48,223
EPIQ Systems, Inc.* (Software)	2,472	29,788
eResearchTechnology, Inc.* (Internet)	4,635	34,160
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,545	47,663
Exar Corp.* (Semiconductors)	2,472	18,268
Exponent, Inc.* (Commercial Services)	1,545	46,056
Extra Space Storage, Inc. (REIT)	3,708	55,694
EZCORP, Inc.—Class A* (Retail)	3,090	63,994
FARO Technologies, Inc.* (Electronics)	1,854	46,739
FEI Co.* (Electronics)	2,781	62,573
First Cash Financial Services, Inc.* (Retail)	3,090	68,165
First Financial Bancorp (Banks)	2,472	47,240
First Financial Bankshares, Inc. (Banks)	1,236	66,101
Forestar Group, Inc.* (Real Estate)	4,017	90,543
Forrester Research, Inc.* (Commercial Services)	1,545	49,610
Forward Air Corp. (Transportation)	3,090	86,582
Fuller (H.B.) Co. (Chemicals)	1,854	43,476
Gardner Denver, Inc. (Machinery—Diversified)	5,871	295,253
GenCorp, Inc.* (Aerospace/Defense)	5,871	36,518
Genesco, Inc.* (Retail)	1,236	41,146
Genoptix, Inc.* (Healthcare—Services)	1,854	71,731
Greatbatch, Inc.* (Electrical Components & Equipment)	1,545	34,515
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,545	37,034
Haemonetics Corp.* (Healthcare—Products)	1,545	89,394
Hancock Holding Co. (Banks)	1,545	63,160
Healthcare Realty Trust, Inc. (REIT)	2,781	67,133
Healthcare Services Group, Inc. (Commercial Services)	2,781	59,764
Healthways, Inc.* (Healthcare—Services)	3,708	60,403
Heartland Express, Inc. (Transportation)	3,090	51,109
Heidrick & Struggles International, Inc. (Commercial Services)	1,854	48,964
Hibbett Sports, Inc.* (Retail)	3,090	84,975
Hillenbrand, Inc. (Commercial Services)	3,090	75,952
Hittite Microwave Corp.* (Semiconductors)	2,472	126,764
HMS Holdings Corp.* (Commercial Services)	2,781	148,783
Holly Corp. (Oil & Gas)	2,472	66,744
Home Bancshares, Inc. (Banks)	618	17,378
Home Properties, Inc. (REIT)	1,854	92,125
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,472	60,490
HSN, Inc.* (Retail)	4,635	139,653
Hub Group, Inc.—Class A* (Transportation)	1,854	59,347
Iconix Brand Group, Inc.* (Apparel)	8,034	138,667
ICU Medical, Inc.* (Healthcare—Products)	618	22,007
II-VI, Inc.* (Electronics)	2,781	99,727
Integra LifeSciences Holdings* (Biotechnology)	2,163	98,265
Integral Systems, Inc.* (Computers)	927	8,083
Interactive Intelligence, Inc.* (Software)	1,236	24,436
Interval Leisure Group, Inc.* (Leisure Time)	4,326	63,982
Intevac, Inc.* (Machinery—Diversified)	2,472	34,410
inVentiv Health, Inc.* (Advertising)	1,545	35,581
Investment Technology Group, Inc.* (Diversified Financial Services)	3,090	53,673
ION Geophysical Corp.* (Oil & Gas Services)	7,725	46,427
Iowa Telecommunications Services, Inc. (Telecommunications)	1,545	26,018
IPC The Hospitalist Co.* (Healthcare—Services)	1,545	47,957
J & J Snack Foods Corp. (Food)	618	28,793
j2 Global Communications, Inc.* (Internet)	5,253	126,492
JDA Software Group, Inc.* (Software)	4,017	116,091
Jo-Ann Stores, Inc.* (Retail)	1,854	81,798

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,854	$34,058
Jos. A. Bank Clothiers, Inc.* (Retail)	1,854	112,834
Kaydon Corp. (Metal Fabricate/Hardware)	2,163	90,046
Keithley Instruments, Inc. (Electronics)	618	5,259
Kensey Nash Corp.* (Healthcare—Products)	1,236	27,995
Kid Brands, Inc.* (Household Products/Wares)	618	6,161
Kilroy Realty Corp. (REIT)	2,163	75,835
Knight Transportation, Inc. (Transportation)	3,708	78,943
Kopin Corp.* (Semiconductors)	7,416	31,221
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,708	30,406
La-Z-Boy, Inc.* (Home Furnishings)	2,781	36,264
Lance, Inc. (Food)	1,854	42,976
Landauer, Inc. (Commercial Services)	309	21,058
LaSalle Hotel Properties (REIT)	4,944	130,274
LHC Group, Inc.* (Healthcare—Services)	1,545	52,685
Lindsay Manufacturing Co. (Machinery—Diversified)	618	23,503
Littelfuse, Inc.* (Electrical Components & Equipment)	1,545	65,245
LTC Properties, Inc. (REIT)	1,236	34,484
Lufkin Industries, Inc. (Oil & Gas Services)	1,545	131,526
Lumber Liquidators Holdings, Inc.* (Retail)	1,545	47,061
Maidenform Brands, Inc.* (Apparel)	1,236	28,206
Manhattan Associates, Inc.* (Computers)	2,472	70,848
MAXIMUS, Inc. (Commercial Services)	1,854	114,781
Medical Properties Trust, Inc. (REIT)	11,433	114,902
Mercury Computer Systems, Inc.* (Computers)	2,472	31,790
Meridian Bioscience, Inc. (Healthcare—Products)	2,472	49,415
Merit Medical Systems, Inc.* (Healthcare—Products)	1,854	29,979
Methode Electronics, Inc. (Electronics)	1,236	13,720
Micrel, Inc. (Semiconductors)	2,472	28,848
Microsemi Corp.* (Semiconductors)	3,708	61,404
MicroStrategy, Inc.—Class A* (Software)	927	71,008
Mid-America Apartment Communities, Inc. (REIT)	1,545	85,392
Midas, Inc.* (Commercial Services)	618	7,113
Mobile Mini, Inc.* (Storage/Warehousing)	2,781	46,220
Monro Muffler Brake, Inc. (Commercial Services)	2,163	77,565
MTS Systems Corp. (Computers)	618	18,460
Multimedia Games, Inc.* (Leisure Time)	1,545	7,061
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	618	25,925
National Presto Industries, Inc. (Housewares)	309	34,599
National Retail Properties, Inc. (REIT)	4,944	116,332
Natus Medical, Inc.* (Healthcare—Products)	3,090	52,654
NBT Bancorp, Inc. (Banks)	1,545	37,806
NCI, Inc.—Class A* (Computers)	309	8,779
Neogen Corp.* (Pharmaceuticals)	2,472	64,989
NETGEAR, Inc.* (Telecommunications)	4,017	108,700
NetScout Systems, Inc.* (Computers)	4,017	58,327
Network Equipment Technologies, Inc.* (Telecommunications)	1,545	7,926
Neutral Tandem, Inc.* (Telecommunications)	3,708	62,851
Newport Corp.* (Electronics)	1,545	18,277
Northwest Natural Gas Co. (Gas)	927	43,931
NorthWestern Corp. (Electric)	927	28,014
Novatel Wireless, Inc.* (Telecommunications)	3,399	23,283
NTELOS Holdings Corp. (Telecommunications)	3,399	66,722
Nutri/System, Inc. (Commercial Services)	3,399	65,703
Odyssey Healthcare, Inc.* (Healthcare—Services)	3,708	77,238
OfficeMax, Inc.* (Retail)	3,399	64,581
Oil States International, Inc.* (Oil & Gas Services)	5,562	268,700
Old Dominion Freight Line, Inc.* (Transportation)	1,545	55,435
Omnicell, Inc.* (Software)	2,472	33,001
On Assignment, Inc.* (Commercial Services)	2,163	15,206
optionsXpress Holdings, Inc.* (Diversified Financial Services)	4,944	87,756
Orbital Sciences Corp.* (Aerospace/Defense)	2,472	45,435
Oxford Industries, Inc. (Apparel)	618	13,343
P.F. Chang’s China Bistro, Inc.* (Retail)	2,472	107,878
Papa John’s International, Inc.* (Retail)	1,236	33,866
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,017	109,021
PAREXEL International Corp.* (Commercial Services)	4,326	102,007
Park Electrochemical Corp. (Electronics)	927	28,005
Peet’s Coffee & Tea, Inc.* (Beverages)	1,236	48,970
Perficient, Inc.* (Internet)	3,399	42,386
Pericom Semiconductor Corp.* (Semiconductors)	2,781	32,482
PetMed Express, Inc. (Pharmaceuticals)	2,472	54,730
PetroQuest Energy, Inc.* (Oil & Gas)	3,090	18,262
Phase Forward, Inc.* (Software)	4,944	83,109
Phoenix Technologies, Ltd.* (Software)	1,854	5,543
Pinnacle Entertainment, Inc.* (Entertainment)	2,472	33,446
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	309	12,162
Plexus Corp.* (Electronics)	2,781	103,036

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Polaris Industries, Inc. (Leisure Time)	3,708	$219,402
PolyOne Corp.* (Chemicals)	4,944	55,917
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,854	123,235
Powell Industries, Inc.* (Electrical Components & Equipment)	618	20,752
Pre-Paid Legal Services, Inc. (Commercial Services)	309	13,741
Progress Software Corp.* (Software)	2,163	69,757
PS Business Parks, Inc. (REIT)	927	55,620
PSS World Medical, Inc.* (Healthcare—Products)	3,399	79,639
Quality Systems, Inc. (Software)	2,163	138,454
Quanex Building Products Corp. (Building Materials)	1,545	29,355
Radiant Systems, Inc.* (Computers)	3,090	43,476
RadiSys Corp.* (Computers)	927	9,075
RC2 Corp.* (Toys/Games/Hobbies)	927	17,029
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,416	189,330
RehabCare Group, Inc.* (Healthcare—Services)	2,781	79,314
RLI Corp. (Insurance)	618	35,844
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,472	127,555
RTI International Metals, Inc.* (Mining)	1,854	50,151
Rudolph Technologies, Inc.* (Semiconductors)	1,545	14,724
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,180	248,436
Sanderson Farms, Inc. (Food)	1,854	105,066
Savient Pharmaceuticals, Inc.* (Biotechnology)	7,725	112,012
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,854	105,530
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,545	130,043
Shuffle Master, Inc.* (Entertainment)	6,180	59,328
Sigma Designs, Inc.* (Semiconductors)	3,090	36,647
Signature Bank* (Banks)	4,635	187,161
Skechers U.S.A., Inc.—Class A* (Apparel)	2,472	94,801
Skyworks Solutions, Inc.* (Semiconductors)	20,394	343,435
Smith Corp. (Miscellaneous Manufacturing)	1,236	63,815
Smith Micro Software, Inc.* (Software)	3,399	32,257
Sonic Automotive, Inc.* (Retail)	1,545	16,501
Sonic Corp.* (Retail)	7,107	83,223
Sonic Solutions* (Electronics)	1,854	23,268
Sovran Self Storage, Inc. (REIT)	1,236	45,596
Spartan Motors, Inc. (Auto Parts & Equipment)	1,854	11,439
St. Mary Land & Exploration Co. (Oil & Gas)	7,107	285,986
Stamps.com, Inc.* (Internet)	1,236	13,102
Standard Microsystems Corp.* (Semiconductors)	927	23,805
Stanley, Inc.* (Engineering & Construction)	1,854	58,642
StarTek, Inc.* (Commercial Services)	618	4,190
Stein Mart, Inc.* (Retail)	1,545	14,647
Stepan Co. (Chemicals)	309	23,407
Stifel Financial Corp.* (Diversified Financial Services)	3,399	194,865
Stone Energy Corp.* (Oil & Gas)	1,854	30,220
Stratasys, Inc.* (Computers)	2,163	51,566
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,163	36,100
Superior Well Services, Inc.* (Oil & Gas Services)	1,854	26,883
Supertex, Inc.* (Semiconductors)	618	16,692
SurModics, Inc.* (Healthcare—Products)	1,854	34,484
Swift Energy Co.* (Oil & Gas)	1,854	67,078
Sykes Enterprises, Inc.* (Computers)	4,635	105,354
Symmetricom, Inc.* (Telecommunications)	1,854	12,292
Synaptics, Inc.* (Computers)	3,708	113,539
Taleo Corp.—Class A* (Software)	4,326	112,389
Tanger Factory Outlet Centers, Inc. (REIT)	2,472	102,835
Tekelec* (Telecommunications)	3,090	56,022
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,854	80,834
TeleTech Holdings, Inc.* (Commercial Services)	3,708	61,367
Tessera Technologies, Inc.* (Semiconductors)	5,562	112,797
Tetra Tech, Inc.* (Environmental Control)	7,107	173,055
TETRA Technologies, Inc.* (Oil & Gas Services)	8,652	106,333
Texas Roadhouse, Inc.—Class A* (Retail)	5,871	86,773
The Andersons, Inc. (Agriculture)	1,854	67,004
The Buckle, Inc. (Retail)	2,781	100,617
The Cato Corp.—Class A (Retail)	1,236	29,355
The Gymboree Corp.* (Apparel)	3,399	166,993
The Knot, Inc.* (Internet)	3,399	27,566
The Men’s Wearhouse, Inc. (Retail)	3,090	73,017
The Navigators Group, Inc.* (Insurance)	618	24,800
Theragenics Corp.* (Pharmaceuticals)	1,236	1,903
THQ, Inc.* (Software)	2,472	18,787
Tompkins Financial Corp. (Banks)	309	12,552
Toro Co. (Housewares)	1,854	105,567
Tower Group, Inc. (Insurance)	4,944	114,009
Tractor Supply Co. (Retail)	2,472	166,044
TradeStation Group, Inc.* (Diversified Financial Services)	3,708	30,999
TreeHouse Foods, Inc.* (Food)	3,708	156,811
TriQuint Semiconductor, Inc.* (Semiconductors)	17,613	132,802
Triumph Group, Inc. (Aerospace/Defense)	927	71,898
True Religion Apparel, Inc.* (Apparel)	2,781	86,906
TrustCo Bank Corp. NY (Banks)	3,090	20,549
TTM Technologies, Inc.* (Electronics)	4,944	53,692
Tyler Technologies, Inc.* (Computers)	3,090	52,654
Ultratech Stepper, Inc.* (Semiconductors)	1,236	18,157

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
UMB Financial Corp. (Banks)	1,545	$65,075
UniFirst Corp. (Textiles)	927	45,302
United Online, Inc. (Internet)	3,399	27,090
Universal Electronics, Inc.* (Home Furnishings)	1,545	32,785
Universal Technical Institute, Inc.* (Commercial Services)	927	22,211
Urstadt Biddle Properties—Class A (REIT)	927	15,629
USA Mobility, Inc. (Telecommunications)	927	12,922
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,326	142,498
Veeco Instruments, Inc.* (Semiconductors)	4,635	203,894
ViaSat, Inc.* (Telecommunications)	4,017	142,403
Vicor Corp.* (Electrical Components & Equipment)	1,236	18,688
Volcom, Inc.* (Apparel)	1,854	44,199
Watsco, Inc. (Distribution/Wholesale)	1,236	73,196
Watts Water Technologies, Inc.—Class A (Electronics)	1,854	65,780
WD-40 Co. (Household Products/Wares)	618	21,772
Websense, Inc.* (Internet)	4,944	112,575
West Pharmaceutical Services, Inc. (Healthcare—Products)	2,163	90,522
Winnebago Industries, Inc.* (Home Builders)	1,545	25,693
Wolverine World Wide, Inc. (Apparel)	3,708	113,502
World Acceptance Corp.* (Diversified Financial Services)	1,854	65,409
Wright Express Corp.* (Commercial Services)	4,326	146,954
Zep, Inc. (Chemicals)	927	17,094
Zoll Medical Corp.* (Healthcare—Products)	2,472	75,520
Zumiez, Inc.* (Retail)	2,163	40,145

TOTAL COMMON STOCKS (Cost $20,622,284)		24,273,263

	Principal Amount
Repurchase Agreements (NM)
HSBC, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $3,000 (Collateralized by $2,200 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $3,106)	$3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $20,625,284)—100.1%		24,276,263
Net other assets (liabilities) — (0.1)%		(28,125)

NET ASSETS — 100.0%		$24,248,138

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$35,581	0.2%
Aerospace/Defense	352,287	1.5%
Agriculture	67,004	0.3%
Airlines	79,459	0.3%
Apparel	1,075,364	4.4%
Auto Parts & Equipment	30,387	0.1%
Banks	562,451	2.3%
Beverages	101,818	0.4%
Biotechnology	447,230	1.8%
Building Materials	128,127	0.5%
Chemicals	255,609	1.1%
Commercial Services	1,665,108	6.9%
Computers	603,024	2.5%
Distribution/Wholesale	99,121	0.4%
Diversified Financial Services	568,099	2.3%
Electric	73,978	0.3%
Electrical Components & Equipment	225,275	0.9%
Electronics	1,000,460	4.1%
Engineering & Construction	58,642	0.2%
Entertainment	92,774	0.4%
Environmental Control	318,501	1.3%
Food	435,928	1.8%
Forest Products & Paper	279,887	1.2%
Gas	43,931	0.2%
Hand/Machine Tools	178,030	0.7%
Healthcare—Products	1,185,146	4.9%
Healthcare—Services	737,262	3.0%
Home Builders	25,693	0.1%
Home Furnishings	130,676	0.5%
Household Products/Wares	27,933	0.1%
Housewares	140,166	0.6%
Insurance	285,021	1.2%
Internet	945,035	3.9%
Leisure Time	290,445	1.2%
Machinery—Diversified	404,856	1.7%
Media	36,740	0.2%
Metal Fabricate/Hardware	111,342	0.5%
Mining	157,637	0.7%
Miscellaneous Manufacturing	325,333	1.3%
Oil & Gas	468,290	1.9%
Oil & Gas Services	1,162,780	4.8%
Pharmaceuticals	807,595	3.3%
REIT	1,504,968	6.2%
Real Estate	90,543	0.4%
Retail	2,066,691	8.5%
Savings & Loans	42,382	0.2%
Semiconductors	1,797,461	7.4%
Software	1,530,114	6.3%
Storage/Warehousing	46,220	0.2%
Telecommunications	746,516	3.1%
Textiles	45,302	0.2%
Toys/Games/Hobbies	17,029	0.1%
Transportation	331,416	1.4%
Water	34,596	0.1%
Other* *	(25,125)	(0.1)%

Total	$24,248,138	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$24,273,263	$—	$—	$24,273,263
Repurchase Agreements	—	3,000	—	3,000

Total Investment Securities	$24,273,263	$3,000	$—	$24,276,263

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks † (99.0%)
ABB, Ltd. (Engineering & Construction)	15,029	$287,956
ACE, Ltd. (Insurance)	4,256	226,377
Alcon, Inc. (Healthcare—Products)	2,128	331,670
ArcelorMittal (Iron/Steel)	8,645	335,685
AstraZeneca PLC (Pharmaceuticals)	7,315	323,542
Barclays PLC (Banks)	14,497	296,029
BHP Billiton PLC (Mining)	10,507	640,927
BP PLC (Oil & Gas)	10,640	554,876
Covidien PLC (Healthcare—Products)	5,586	268,072
Credit Suisse Group* (Diversified Financial Services)	6,517	297,827
Deutsche Bank AG (Banks)	3,990	274,033
Diageo PLC (Beverages)	4,389	299,066
DryShips, Inc.* (Transportation)	21,945	127,281
GlaxoSmithKline PLC (Pharmaceuticals)	11,039	411,644
HSBC Holdings PLC (Banks)	11,970	609,153
Nokia, Corp. (Telecommunications)	19,418	236,123
Novartis AG (Pharmaceuticals)	10,374	527,518
Rio Tinto PLC (Mining)	6,916	351,748
Royal Dutch Shell PLC—Class A (Oil & Gas)	10,507	659,314
Sanofi-Aventis (Pharmaceuticals)	11,571	394,687
SAP AG (Software)	6,517	309,232
Siemens AG (Miscellaneous Manufacturing)	4,256	415,556
Telefonaktiebolaget LM Ericsson (Telecommunications)	25,137	289,075
Tenaris S.A. (Iron/Steel)	6,650	270,056
Total Fina S.A. (Oil & Gas)	8,512	462,883
Transocean, Ltd.* (Oil & Gas)	2,793	202,353
Tyco International, Ltd. (Miscellaneous Manufacturing)	6,916	268,272
UBS AG* (Diversified Financial Services)	18,088	278,917
Unilever N.V. (Food)	13,699	414,532
Vodafone Group PLC (Telecommunications)	21,147	469,463

TOTAL COMMON STOCKS (Cost $9,336,215)		10,833,867

	Principal Amount
Repurchase Agreements (1.3%)
Bank of America, 0.11%, 5/3/10, dated 4/30/10, with a repurchase price of $15,000 (Collateralized by $16,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $15,363)	$15,000	15,000
Deutsche Bank, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $44,000 (Collateralized by $41,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $45,216)	44,000	44,000
HSBC, 0.12%, 5/3/10, dated 4/30/10, with a repurchase price of $75,001 (Collateralized by $54,200 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $76,522)	75,000	75,000
UBS, 0.13%, 5/3/10, dated 4/30/10, with a repurchase price of $9,000 (Collateralized by $9,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $9,799)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS (Cost $143,000)		143,000

TOTAL INVESTMENT SECURITIES (Cost $9,479,215)—100.3%		10,976,867
Net other assets (liabilities) — (0.3)%		(29,712)

NET ASSETS — 100.0%		$10,947,155

†	As of April 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $118,350)	2	$3,781

Europe 30 ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Banks	$1,179,215	10.8%
Beverages	299,066	2.7%
Diversified Financial Services	576,744	5.3%
Engineering & Construction	287,956	2.6%
Food	414,532	3.8%
Healthcare—Products	599,742	5.5%
Insurance	226,377	2.1%
Iron/Steel	605,741	5.5%
Mining	992,675	9.1%
Miscellaneous Manufacturing	683,828	6.2%
Oil & Gas	1,879,426	17.2%
Pharmaceuticals	1,657,391	15.1%
Software	309,232	2.8%
Telecommunications	994,661	9.1%
Transportation	127,281	1.2%
Other* *	113,288	1.0%

Total	$10,947,155	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2010:

	Value	% of Net Assets
Finland	$236,123	2.2%
France	857,570	7.8%
Germany	998,821	9.1%
Greece	127,281	1.2%
Ireland	268,072	2.4%
Luxembourg	605,741	5.6%
Netherlands	414,532	3.8%
Sweden	289,075	2.6%
Switzerland	2,420,890	22.0%
United Kingdom	4,615,762	42.3%
Other* *	113,288	1.0%

Total	$10,947,155	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2010
(unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$10,833,867	$—	$—	$10,833,867
Repurchase Agreements	—	143,000	—	143,000

Total Investment Securities	10,833,867	143,000	—	10,976,867

Other Financial Instruments^	3,781	—	—	3,781

Total Investments	$10,837,648	$143,000	$—	$10,980,648

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (63.7%)
3M Co. (Miscellaneous Manufacturing)	4,816	$427,035
Abbott Laboratories (Pharmaceuticals)	10,406	532,371
Abercrombie & Fitch Co.—Class A (Retail)	602	26,325
Adobe Systems, Inc.* (Software)	3,526	118,438
Advanced Micro Devices, Inc.* (Semiconductors)	3,784	34,283
Aetna, Inc. (Healthcare—Services)	2,924	86,404
AFLAC, Inc. (Insurance)	3,182	162,155
Agilent Technologies, Inc.* (Electronics)	2,322	84,196
Air Products & Chemicals, Inc. (Chemicals)	1,462	112,252
Airgas, Inc. (Chemicals)	516	32,740
AK Steel Holding Corp. (Iron/Steel)	774	12,965
Akamai Technologies, Inc.* (Internet)	1,118	43,412
Alcoa, Inc. (Mining)	6,880	92,467
Allegheny Energy, Inc. (Electric)	1,118	24,350
Allegheny Technologies, Inc. (Iron/Steel)	688	36,787
Allergan, Inc. (Pharmaceuticals)	2,064	131,456
Allstate Corp. (Insurance)	3,612	118,004
Altera Corp. (Semiconductors)	1,978	50,162
Altria Group, Inc. (Agriculture)	13,932	295,219
Amazon.com, Inc.* (Internet)	2,322	318,253
Ameren Corp. (Electric)	1,548	40,186
American Electric Power, Inc. (Electric)	3,182	109,143
American Express Co. (Diversified Financial Services)	7,998	368,868
American International Group, Inc.* (Insurance)	946	36,799
American Tower Corp.* (Telecommunications)	2,666	108,799
Ameriprise Financial, Inc. (Diversified Financial Services)	1,720	79,739
AmerisourceBergen Corp. (Pharmaceuticals)	1,892	58,368
Amgen, Inc.* (Biotechnology)	6,536	374,905
Amphenol Corp.—Class A (Electronics)	1,204	55,637
Anadarko Petroleum Corp. (Oil & Gas)	3,268	203,139
Analog Devices, Inc. (Semiconductors)	1,978	59,202
AON Corp. (Insurance)	1,806	76,683
Apache Corp. (Oil & Gas)	2,236	227,535
Apartment Investment and Management Co.—Class A (REIT)	774	17,345
Apollo Group, Inc.—Class A* (Commercial Services)	860	49,373
Apple Computer, Inc.* (Computers)	6,106	1,594,399
Applied Materials, Inc. (Semiconductors)	9,030	124,433
Archer-Daniels-Midland Co. (Agriculture)	4,300	120,142
Assurant, Inc. (Insurance)	774	28,197
AT&T, Inc. (Telecommunications)	39,646	1,033,175
Autodesk, Inc.* (Software)	1,548	52,647
Automatic Data Processing, Inc. (Software)	3,354	145,429
AutoNation, Inc.* (Retail)	602	12,160
AutoZone, Inc.* (Retail)	172	31,822
Avalonbay Communities, Inc. (REIT)	516	53,685
Avery Dennison Corp. (Household Products/Wares)	774	30,209
Avon Products, Inc. (Cosmetics/Personal Care)	2,838	91,753
Baker Hughes, Inc. (Oil & Gas Services)	2,838	141,219
Ball Corp. (Packaging & Containers)	602	32,032
Bank of America Corp. (Banks)	67,338	1,200,637
Bank of New York Mellon Corp. (Banks)	8,084	251,655
Bard (C.R.), Inc. (Healthcare—Products)	602	52,091
Baxter International, Inc. (Healthcare—Products)	4,042	190,863
BB&T Corp. (Banks)	4,644	154,367
Becton, Dickinson & Co. (Healthcare—Products)	1,548	118,221
Bed Bath & Beyond, Inc.* (Retail)	1,720	79,051
Bemis Co., Inc. (Packaging & Containers)	774	23,537
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,094	854,238
Best Buy Co., Inc. (Retail)	2,322	105,883
Big Lots, Inc.* (Retail)	516	19,711
Biogen Idec, Inc.* (Biotechnology)	1,806	96,170
BMC Software, Inc.* (Software)	1,204	47,389
Boeing Co. (Aerospace/Defense)	5,074	367,510
Boston Properties, Inc. (REIT)	946	74,602
Boston Scientific Corp.* (Healthcare—Products)	10,148	69,818
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,524	291,442
Broadcom Corp.—Class A (Semiconductors)	2,924	100,849
Brown-Forman Corp. (Beverages)	688	40,028
C.H. Robinson Worldwide, Inc. (Transportation)	1,118	67,415
CA, Inc. (Software)	2,666	60,811
Cabot Oil & Gas Corp. (Oil & Gas)	688	24,857
Cameron International Corp.* (Oil & Gas Services)	1,634	64,478
Campbell Soup Co. (Food)	1,290	46,259
Capital One Financial Corp. (Diversified Financial Services)	3,096	134,397
Cardinal Health, Inc. (Pharmaceuticals)	2,408	83,534
CareFusion Corp.* (Healthcare—Products)	1,204	33,206
Carnival Corp.—Class A (Leisure Time)	2,924	121,931
Caterpillar, Inc. (Machinery—Construction & Mining)	4,214	286,931
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,806	31,280
CBS Corp.—Class B (Media)	4,558	73,885
Celgene Corp.* (Biotechnology)	3,096	191,797
CenterPoint Energy, Inc. (Electric)	2,666	38,284
CenturyTel, Inc. (Telecommunications)	1,978	67,470
Cephalon, Inc.* (Pharmaceuticals)	516	33,127
Cerner Corp.* (Software)	430	36,511

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	344	$28,782
Chesapeake Energy Corp. (Oil & Gas)	4,386	104,387
Chevron Corp. (Oil & Gas)	13,502	1,099,603
Chubb Corp. (Insurance)	2,236	118,217
CIGNA Corp. (Insurance)	1,806	57,900
Cincinnati Financial Corp. (Insurance)	1,118	31,751
Cintas Corp. (Textiles)	860	23,435
Cisco Systems, Inc.* (Telecommunications)	38,442	1,034,859
Citigroup, Inc.* (Diversified Financial Services)	131,924	576,508
Citrix Systems, Inc.* (Software)	1,204	56,588
Cliffs Natural Resources, Inc. (Iron/Steel)	946	59,153
Clorox Co. (Household Products/Wares)	946	61,206
CME Group, Inc. (Diversified Financial Services)	430	141,216
CMS Energy Corp. (Electric)	1,548	25,170
Coach, Inc. (Apparel)	2,150	89,763
Coca-Cola Co. (Beverages)	15,480	827,406
Coca-Cola Enterprises, Inc. (Beverages)	2,150	59,620
Cognizant Technology Solutions Corp.* (Computers)	1,978	101,234
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,354	282,071
Comcast Corp.—Class A (Media)	19,006	375,178
Comerica, Inc. (Banks)	1,204	50,568
Computer Sciences Corp.* (Computers)	1,032	54,066
Compuware Corp.* (Software)	1,548	13,313
ConAgra Foods, Inc. (Food)	3,010	73,655
ConocoPhillips (Oil & Gas)	9,976	590,479
CONSOL Energy, Inc. (Coal)	1,462	65,322
Consolidated Edison, Inc. (Electric)	1,892	85,518
Constellation Brands, Inc.* (Beverages)	1,376	25,140
Constellation Energy Group, Inc. (Electric)	1,376	48,642
Corning, Inc. (Telecommunications)	10,492	201,971
Costco Wholesale Corp. (Retail)	2,924	172,750
Coventry Health Care, Inc.* (Healthcare—Services)	1,032	24,500
CSX Corp. (Transportation)	2,580	144,609
Cummins, Inc. (Machinery—Diversified)	1,376	99,388
CVS Corp. (Retail)	9,374	346,182
D.R. Horton, Inc. (Home Builders)	1,892	27,793
Danaher Corp. (Miscellaneous Manufacturing)	1,720	144,962
Darden Restaurants, Inc. (Retail)	946	42,334
DaVita, Inc.* (Healthcare—Services)	688	42,952
Dean Foods Co.* (Food)	1,204	18,903
Deere & Co. (Machinery—Diversified)	2,838	169,769
Dell, Inc.* (Computers)	11,524	186,458
Denbury Resources, Inc.* (Oil & Gas)	2,666	51,054
DENTSPLY International, Inc. (Healthcare—Products)	946	34,661
Devon Energy Corp. (Oil & Gas)	3,010	202,663
DeVry, Inc. (Commercial Services)	430	26,828
Diamond Offshore Drilling, Inc. (Oil & Gas)	430	34,013
DIRECTV—Class A* (Media)	6,278	227,452
Discover Financial Services (Diversified Financial Services)	3,612	55,842
Discovery Communications, Inc.—Class A* (Media)	1,892	73,220
Dominion Resources, Inc. (Electric)	4,042	168,956
Dover Corp. (Miscellaneous Manufacturing)	1,290	67,364
Dr. Pepper Snapple Group, Inc. (Beverages)	1,720	56,296
DTE Energy Co. (Electric)	1,118	53,854
Duke Energy Corp. (Electric)	8,772	147,194
Dun & Bradstreet Corp. (Software)	344	26,478
E* TRADE Financial Corp.* (Diversified Financial Services)	11,524	19,360
E.I. du Pont de Nemours & Co. (Chemicals)	6,106	243,263
Eastman Chemical Co. (Chemicals)	516	34,531
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,806	11,053
Eaton Corp. (Miscellaneous Manufacturing)	1,118	86,265
eBay, Inc.* (Internet)	7,568	180,194
Ecolab, Inc. (Chemicals)	1,548	75,604
Edison International (Electric)	2,150	73,896
El Paso Corp. (Pipelines)	4,730	57,233
Electronic Arts, Inc.* (Software)	2,150	41,646
Eli Lilly & Co. (Pharmaceuticals)	6,794	237,586
EMC Corp.* (Computers)	13,760	261,578
Emerson Electric Co. (Electrical Components & Equipment)	5,074	265,015
Entergy Corp. (Electric)	1,290	104,864
EOG Resources, Inc. (Oil & Gas)	1,720	192,846
EQT Corp. (Oil & Gas)	860	37,401
Equifax, Inc. (Commercial Services)	860	28,896
Equity Residential Properties Trust (REIT)	1,892	85,651
Exelon Corp. (Electric)	4,472	194,935
Expedia, Inc. (Internet)	1,462	34,518
Expeditors International of Washington, Inc. (Transportation)	1,462	59,562
Express Scripts, Inc.* (Pharmaceuticals)	1,806	180,835
Exxon Mobil Corp. (Oil & Gas)	31,648	2,147,317
Family Dollar Stores, Inc. (Retail)	946	37,424
Fastenal Co. (Distribution/Wholesale)	860	47,033
Federated Investors, Inc.—Class B (Diversified Financial Services)	602	14,520
FedEx Corp. (Transportation)	2,064	185,781
Fidelity National Information Services, Inc. (Software)	2,236	58,784
Fifth Third Bancorp (Banks)	5,332	79,500
First Horizon National Corp.* (Banks)	1,548	21,904
First Solar, Inc.* (Energy—Alternate Sources)	344	49,381
FirstEnergy Corp. (Electric)	2,064	78,164
Fiserv, Inc.* (Software)	1,032	52,725
FLIR Systems, Inc.* (Electronics)	1,032	31,569
Flowserve Corp. (Machinery—Diversified)	344	39,416

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Fluor Corp. (Engineering & Construction)	1,204	$63,619
FMC Corp. (Chemicals)	516	32,838
FMC Technologies, Inc.* (Oil & Gas Services)	860	58,213
Ford Motor Co.* (Auto Manufacturers)	22,618	294,486
Forest Laboratories, Inc.* (Pharmaceuticals)	2,064	56,265
Fortune Brands, Inc. (Household Products/Wares)	1,032	54,097
FPL Group, Inc. (Electric)	2,752	143,242
Franklin Resources, Inc. (Diversified Financial Services)	1,032	119,340
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,924	220,850
Frontier Communications Corp. (Telecommunications)	2,064	16,429
GameStop Corp.—Class A* (Retail)	1,118	27,179
Gannett Co., Inc. (Media)	1,634	27,811
General Dynamics Corp. (Aerospace/Defense)	2,580	197,009
General Electric Co. (Miscellaneous Manufacturing)	71,638	1,351,093
General Mills, Inc. (Food)	2,236	159,159
Genuine Parts Co. (Distribution/Wholesale)	1,032	44,170
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,268	53,987
Genzyme Corp.* (Biotechnology)	1,806	96,151
Gilead Sciences, Inc.* (Pharmaceuticals)	6,106	242,225
Goodrich Corp. (Aerospace/Defense)	860	63,795
Google, Inc.—Class A* (Internet)	1,634	858,569
H & R Block, Inc. (Commercial Services)	2,236	40,941
Halliburton Co. (Oil & Gas Services)	6,106	187,149
Harley-Davidson, Inc. (Leisure Time)	1,548	52,369
Harman International Industries, Inc.* (Home Furnishings)	430	16,976
Harris Corp. (Telecommunications)	860	44,273
Hartford Financial Services Group, Inc. (Insurance)	3,010	85,996
Hasbro, Inc. (Toys/Games/Hobbies)	860	32,990
HCP, Inc. (REIT)	1,978	63,533
Health Care REIT, Inc. (REIT)	860	38,640
Heinz (H.J.) Co. (Food)	2,150	100,771
Helmerich & Payne, Inc. (Oil & Gas)	688	27,947
Hess Corp. (Oil & Gas)	1,978	125,702
Hewlett-Packard Co. (Computers)	15,824	822,373
Home Depot, Inc. (Retail)	11,438	403,190
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,160	244,945
Hormel Foods Corp. (Food)	430	17,527
Hospira, Inc.* (Pharmaceuticals)	1,118	60,137
Host Marriott Corp. (REIT)	4,386	71,316
Hudson City Bancorp, Inc. (Savings & Loans)	3,182	42,321
Humana, Inc.* (Healthcare—Services)	1,118	51,115
Huntington Bancshares, Inc. (Banks)	4,816	32,604
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,580	131,838
Integrys Energy Group, Inc. (Electric)	516	25,599
Intel Corp. (Semiconductors)	37,066	846,217
IntercontinentalExchange, Inc.* (Diversified Financial Services)	516	60,181
International Business Machines Corp. (Computers)	8,686	1,120,494
International Flavors & Fragrances, Inc. (Chemicals)	516	25,846
International Game Technology (Entertainment)	1,978	41,696
International Paper Co. (Forest Products & Paper)	2,924	78,188
Interpublic Group of Cos., Inc.* (Advertising)	3,268	29,118
Intuit, Inc.* (Software)	2,064	74,634
Intuitive Surgical, Inc.* (Healthcare—Products)	258	93,024
Invesco, Ltd. (Diversified Financial Services)	2,838	65,246
Iron Mountain, Inc. (Commercial Services)	1,204	30,281
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,204	66,906
J.C. Penney Co., Inc. (Retail)	1,548	45,155
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,660	1,135,183
Jabil Circuit, Inc. (Electronics)	1,290	19,763
Jacobs Engineering Group, Inc.* (Engineering & Construction)	860	41,469
Janus Capital Group, Inc. (Diversified Financial Services)	1,204	16,952
JDS Uniphase Corp.* (Telecommunications)	1,462	18,991
JM Smucker Co. (Food)	774	47,268
Johnson & Johnson (Healthcare—Products)	18,490	1,188,907
Johnson Controls, Inc. (Auto Parts & Equipment)	4,472	150,214
Juniper Networks, Inc.* (Telecommunications)	3,526	100,174
Kellogg Co. (Food)	1,720	94,497
KeyCorp (Banks)	5,934	53,525
Kimberly-Clark Corp. (Household Products/Wares)	2,752	168,588
Kimco Realty Corp. (REIT)	2,752	42,904
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,634	16,013
KLA -Tencor Corp. (Semiconductors)	1,118	38,079
Kohls Corp.* (Retail)	2,064	113,499
Kraft Foods, Inc. (Food)	11,696	346,202
Kroger Co. (Food)	4,386	97,501
L-3 Communications Holdings, Inc. (Aerospace/Defense)	774	72,423
Laboratory Corp. of America Holdings* (Healthcare—Services)	688	54,056
Legg Mason, Inc. (Diversified Financial Services)	1,118	35,429
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,032	25,315
Lennar Corp.—Class A (Home Builders)	1,118	22,248
Leucadia National Corp.* (Holding Companies—Diversified)	1,290	32,650
Lexmark International, Inc.—Class A* (Computers)	516	19,118

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	1,204	$65,871
Limited, Inc. (Retail)	1,806	48,401
Lincoln National Corp. (Insurance)	2,064	63,138
Linear Technology Corp. (Semiconductors)	1,462	43,948
Lockheed Martin Corp. (Aerospace/Defense)	2,150	182,514
Loews Corp. (Insurance)	2,408	89,674
Lorillard, Inc. (Agriculture)	1,032	80,878
Lowe’s Cos., Inc. (Retail)	9,890	268,217
LSI Logic Corp.* (Semiconductors)	4,386	26,404
M&T Bank Corp. (Banks)	516	45,073
Macy’s, Inc. (Retail)	2,838	65,842
Marathon Oil Corp. (Oil & Gas)	4,730	152,070
Marriott International, Inc.—Class A (Lodging)	1,720	63,227
Marsh & McLennan Cos., Inc. (Insurance)	3,612	87,483
Marshall & Ilsley Corp. (Banks)	3,526	32,087
Masco Corp. (Building Materials)	2,408	39,082
Massey Energy Co. (Coal)	602	22,051
MasterCard, Inc.—Class A (Software)	688	170,652
Mattel, Inc. (Toys/Games/Hobbies)	2,408	55,504
McAfee, Inc.* (Internet)	1,032	35,862
McCormick & Co., Inc. (Food)	860	34,030
McDonald’s Corp. (Retail)	7,224	509,942
McGraw-Hill Cos., Inc. (Media)	2,150	72,498
McKesson Corp. (Commercial Services)	1,806	117,047
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,376	71,015
MeadWestvaco Corp. (Forest Products & Paper)	1,118	30,376
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,096	182,416
Medtronic, Inc. (Healthcare—Products)	7,396	323,131
MEMC Electronic Materials, Inc.* (Semiconductors)	1,548	20,078
Merck & Co., Inc. (Pharmaceuticals)	20,898	732,266
Meredith Corp. (Media)	258	9,270
MetLife, Inc. (Insurance)	5,504	250,872
MetroPCS Communications, Inc.* (Telecommunications)	1,720	13,124
Microchip Technology, Inc. (Semiconductors)	1,204	35,169
Micron Technology, Inc.* (Semiconductors)	5,676	53,071
Microsoft Corp. (Software)	51,256	1,565,358
Millipore Corp.* (Biotechnology)	344	36,516
Molex, Inc. (Electrical Components & Equipment)	946	21,200
Molson Coors Brewing Co.—Class B (Beverages)	1,032	45,780
Monsanto Co. (Agriculture)	3,698	233,196
Monster Worldwide, Inc.* (Internet)	860	14,990
Moody’s Corp. (Commercial Services)	1,290	31,889
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,374	283,282
Motorola, Inc.* (Telecommunications)	15,566	110,052
Murphy Oil Corp. (Oil & Gas)	1,290	77,594
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,064	45,470
Nabors Industries, Ltd.* (Oil & Gas)	1,892	40,810
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,032	21,672
National Semiconductor Corp. (Semiconductors)	1,634	24,151
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,838	124,957
NetApp, Inc.* (Computers)	2,322	80,504
Newell Rubbermaid, Inc. (Housewares)	1,892	32,296
Newmont Mining Corp. (Mining)	3,268	183,269
News Corp.—Class A (Media)	15,136	233,397
Nicor, Inc. (Gas)	344	14,967
NIKE, Inc.—Class B (Apparel)	2,580	195,848
NiSource, Inc. (Electric)	1,892	30,840
Noble Energy, Inc. (Oil & Gas)	1,204	91,986
Nordstrom, Inc. (Retail)	1,118	46,207
Norfolk Southern Corp. (Transportation)	2,494	147,969
Northeast Utilities System (Electric)	1,204	33,459
Northern Trust Corp. (Banks)	1,634	89,837
Northrop Grumman Corp. (Aerospace/Defense)	2,064	140,001
Novell, Inc.* (Software)	2,322	13,026
Novellus Systems, Inc.* (Semiconductors)	602	15,772
NRG Energy, Inc.* (Electric)	1,720	41,572
Nucor Corp. (Iron/Steel)	2,150	97,438
NVIDIA Corp.* (Semiconductors)	3,698	58,133
NYSE Euronext (Diversified Financial Services)	1,720	56,124
O’Reilly Automotive, Inc.* (Retail)	946	46,250
Occidental Petroleum Corp. (Oil & Gas)	5,418	480,360
Office Depot, Inc.* (Retail)	1,806	12,389
Omnicom Group, Inc. (Advertising)	2,064	88,050
ONEOK, Inc. (Gas)	688	33,808
Oracle Corp. (Software)	26,230	677,783
Owens-Illinois, Inc.* (Packaging & Containers)	1,118	39,622
PACCAR, Inc. (Auto Manufacturers)	2,408	112,020
Pactiv Corp.* (Packaging & Containers)	860	21,853
Pall Corp. (Miscellaneous Manufacturing)	774	30,178
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,118	77,343
Patterson Cos., Inc. (Healthcare—Products)	602	19,258
Paychex, Inc. (Commercial Services)	2,150	65,790
Peabody Energy Corp. (Coal)	1,806	84,376
People’s United Financial, Inc. (Banks)	2,494	38,732
Pepco Holdings, Inc. (Electric)	1,462	24,474
PepsiCo, Inc. (Beverages)	11,007	717,877
PerkinElmer, Inc. (Electronics)	774	19,389
Pfizer, Inc. (Pharmaceuticals)	54,180	905,890
PG&E Corp. (Electric)	2,494	109,237
Philip Morris International, Inc. (Commercial Services)	12,642	620,469
Pinnacle West Capital Corp. (Electric)	688	25,690

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Pioneer Natural Resources Co. (Oil & Gas)	774	$49,637
Pitney Bowes, Inc. (Office/Business Equipment)	1,376	34,950
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,118	44,496
PNC Financial Services Group (Banks)	3,440	231,202
Polo Ralph Lauren Corp. (Apparel)	344	30,926
PPG Industries, Inc. (Chemicals)	1,118	78,674
PPL Corp. (Electric)	2,494	61,751
Praxair, Inc. (Chemicals)	2,064	172,901
Precision Castparts Corp. (Metal Fabricate/Hardware)	946	121,410
Priceline.com, Inc.* (Internet)	344	90,145
Principal Financial Group, Inc. (Insurance)	2,150	62,823
Procter & Gamble Co. (Cosmetics/Personal Care)	19,522	1,213,488
Progress Energy, Inc. (Electric)	1,892	75,529
Progressive Corp. (Insurance)	4,472	89,842
ProLogis (REIT)	3,182	41,907
Prudential Financial, Inc. (Insurance)	3,096	196,782
Public Service Enterprise Group, Inc. (Electric)	3,354	107,764
Public Storage, Inc. (REIT)	946	91,677
Pulte Group, Inc.* (Home Builders)	2,150	28,144
QLogic Corp.* (Semiconductors)	774	14,992
Qualcomm, Inc. (Telecommunications)	11,266	436,445
Quanta Services, Inc.* (Commercial Services)	1,376	27,699
Quest Diagnostics, Inc. (Healthcare—Services)	1,032	58,989
Questar Corp. (Pipelines)	1,204	57,732
Qwest Communications International, Inc. (Telecommunications)	9,976	52,174
R.R. Donnelley & Sons Co. (Commercial Services)	1,376	29,570
RadioShack Corp. (Retail)	860	18,533
Range Resources Corp. (Oil & Gas)	1,032	49,288
Raytheon Co. (Aerospace/Defense)	2,580	150,414
Red Hat, Inc.* (Software)	1,290	38,532
Regions Financial Corp. (Banks)	7,998	70,702
Republic Services, Inc. (Environmental Control)	2,150	66,715
Reynolds American, Inc. (Agriculture)	1,118	59,724
Robert Half International, Inc. (Commercial Services)	1,032	28,256
Rockwell Automation, Inc. (Machinery—Diversified)	946	57,441
Rockwell Collins, Inc. (Aerospace/Defense)	1,032	67,080
Roper Industries, Inc. (Miscellaneous Manufacturing)	602	36,734
Ross Stores, Inc. (Retail)	860	48,160
Rowan Cos., Inc.* (Oil & Gas)	774	23,065
Ryder System, Inc. (Transportation)	344	16,003
Safeway, Inc. (Food)	2,580	60,888
SAIC, Inc.* (Commercial Services)	2,064	35,934
Salesforce.com, Inc.* (Software)	774	66,254
SanDisk Corp.* (Computers)	1,548	61,750
Sara Lee Corp. (Food)	4,644	66,038
SCANA Corp. (Electric)	774	30,550
Schlumberger, Ltd. (Oil & Gas Services)	7,998	571,217
Scripps Networks Interactive—Class A (Entertainment)	602	27,295
Sealed Air Corp. (Packaging & Containers)	1,032	22,188
Sears Holdings Corp.* (Retail)	344	41,607
Sempra Energy (Gas)	1,634	80,360
Sherwin-Williams Co. (Chemicals)	602	46,998
Sigma-Aldrich Corp. (Chemicals)	860	50,998
Simon Property Group, Inc. (REIT)	1,978	176,082
SLM Corp.* (Diversified Financial Services)	3,268	40,000
Smith International, Inc. (Oil & Gas Services)	1,634	78,040
Snap-on, Inc. (Hand/Machine Tools)	430	20,717
Southern Co. (Electric)	5,504	190,218
Southwest Airlines Co. (Airlines)	4,988	65,742
Southwestern Energy Co.* (Oil & Gas)	2,322	92,137
Spectra Energy Corp. (Pipelines)	4,386	102,369
Sprint Nextel Corp.* (Telecommunications)	19,952	84,796
St. Jude Medical, Inc.* (Healthcare—Products)	2,150	87,763
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,032	64,139
Staples, Inc. (Retail)	4,902	115,344
Starbucks Corp. (Retail)	4,988	129,588
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,290	70,318
State Street Corp. (Banks)	3,354	145,899
Stericycle, Inc.* (Environmental Control)	602	35,458
Stryker Corp. (Healthcare—Products)	1,892	108,676
Sunoco, Inc. (Oil & Gas)	774	25,372
SunTrust Banks, Inc. (Banks)	3,354	99,278
SuperValu, Inc. (Food)	1,462	21,784
Symantec Corp.* (Internet)	5,418	90,860
Sysco Corp. (Food)	3,956	124,772
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,720	98,917
Target Corp. (Retail)	5,074	288,558
TECO Energy, Inc. (Electric)	1,462	24,752
Tellabs, Inc. (Telecommunications)	2,580	23,426
Tenet Healthcare Corp.* (Healthcare—Services)	2,924	18,275
Teradata Corp.* (Computers)	1,118	32,500
Teradyne, Inc.* (Semiconductors)	1,204	14,725
Tesoro Petroleum Corp. (Oil & Gas)	946	12,440
Texas Instruments, Inc. (Semiconductors)	8,342	216,975
Textron, Inc. (Miscellaneous Manufacturing)	1,806	41,249
The AES Corp.* (Electric)	4,472	51,607
The Charles Schwab Corp. (Diversified Financial Services)	6,536	126,079
The Dow Chemical Co. (Chemicals)	7,740	238,624
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	774	51,022
The Gap, Inc. (Retail)	3,182	78,691
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,526	511,975

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,634	$21,945
The Hershey Co. (Food)	1,118	52,557
The New York Times Co.—Class A* (Media)	774	7,678
The Travelers Cos., Inc. (Insurance)	3,440	174,546
The Williams Cos., Inc. (Pipelines)	3,956	93,401
Thermo Fisher Scientific, Inc.* (Electronics)	2,752	152,131
Tiffany & Co. (Retail)	860	41,693
Time Warner Cable, Inc. (Media)	2,408	135,450
Time Warner, Inc. (Media)	7,740	256,039
Titanium Metals Corp.* (Mining)	602	9,283
TJX Cos., Inc. (Retail)	2,838	131,513
Torchmark Corp. (Insurance)	516	27,627
Total System Services, Inc. (Software)	1,290	20,653
Tyson Foods, Inc.—Class A (Food)	2,064	40,434
U.S. Bancorp (Banks)	12,814	343,031
Union Pacific Corp. (Transportation)	3,354	253,764
United Parcel Service, Inc.—Class B (Transportation)	6,622	457,845
United States Steel Corp. (Iron/Steel)	946	51,708
United Technologies Corp. (Aerospace/Defense)	6,278	470,536
UnitedHealth Group, Inc. (Healthcare—Services)	7,740	234,599
UnumProvident Corp. (Insurance)	2,236	54,715
Urban Outfitters, Inc.* (Retail)	860	32,259
V.F. Corp. (Apparel)	602	52,025
Valero Energy Corp. (Oil & Gas)	3,784	78,669
Varian Medical Systems, Inc.* (Healthcare—Products)	860	48,487
Ventas, Inc. (REIT)	1,032	48,741
VeriSign, Inc.* (Internet)	1,204	32,833
Verizon Communications, Inc. (Telecommunications)	19,006	549,083
Viacom, Inc.—Class B* (Media)	4,042	142,804
Visa, Inc.—Class A (Commercial Services)	3,010	271,592
Vornado Realty Trust (REIT)	1,032	86,038
Vulcan Materials Co. (Building Materials)	860	49,261
W.W. Grainger, Inc. (Distribution/Wholesale)	430	47,532
Wal-Mart Stores, Inc. (Retail)	14,362	770,521
Walgreen Co. (Retail)	6,622	232,763
Walt Disney Co. (Media)	12,986	478,404
Washington Post Co.—Class B (Media)	86	43,616
Waste Management, Inc. (Environmental Control)	3,268	113,334
Waters Corp.* (Electronics)	602	43,338
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	688	29,460
WellPoint, Inc.* (Healthcare—Services)	3,010	161,938
Wells Fargo & Co. (Banks)	34,744	1,150,374
Western Digital Corp.* (Computers)	1,548	63,607
Western Union Co. (Commercial Services)	4,558	83,184
Weyerhaeuser Co. (Forest Products & Paper)	1,376	68,140
Whirlpool Corp. (Home Furnishings)	516	56,177
Whole Foods Market, Inc.* (Food)	1,118	43,624
Windstream Corp. (Telecommunications)	3,096	34,211
Wisconsin Energy Corp. (Electric)	774	40,643
Wyndham Worldwide Corp. (Lodging)	1,204	32,279
Wynn Resorts, Ltd. (Lodging)	430	37,943
Xcel Energy, Inc. (Electric)	3,096	67,338
Xerox Corp. (Office/Business Equipment)	9,116	99,364
Xilinx, Inc. (Semiconductors)	1,892	48,776
XL Capital, Ltd.—Class A (Insurance)	2,322	41,332
XTO Energy, Inc. (Oil & Gas)	3,956	187,989
Yahoo!, Inc.* (Internet)	7,998	132,207
YUM! Brands, Inc. (Retail)	3,182	134,980
Zimmer Holdings, Inc.* (Healthcare—Products)	1,462	89,050
Zions Bancorp (Banks)	1,032	29,649

TOTAL COMMON STOCKS (Cost $61,557,116)		72,019,647

	Principal Amount
Repurchase Agreements (27.9%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,498,032 (Collateralized by $3,785,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $3,568,116)	$3,498,000	3,498,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $9,800,098 (Collateralized by $9,830,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $9,996,728)	9,800,000	9,800,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $16,163,162 (Collateralized by $11,630,000 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $16,486,544)	16,163,000	16,163,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,099,023 (Collateralized by $1,968,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,142,660)	2,099,000	2,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,560,000)		31,560,000

TOTAL INVESTMENT SECURITIES (Cost $93,117,116)—91.6%		103,579,647
Net other assets (liabilities) — 8.4%		9,457,971

NET ASSETS — 100.0%		$113,037,618

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $18,830,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $31,185,225)	527	$409,155

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$6,313,491	$(106,949)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$113,475,316	$(1,800,819)
		$(1,907,768)

UltraBull ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$117,168	0.1%
Aerospace/Defense	1,711,282	1.5%
Agriculture	789,159	0.7%
Airlines	65,742	0.1%
Apparel	368,562	0.3%
Auto Manufacturers	406,506	0.4%
Auto Parts & Equipment	172,159	0.2%
Banks	4,120,624	3.6%
Beverages	1,772,147	1.6%
Biotechnology	861,410	0.8%
Building Materials	88,343	0.1%
Chemicals	1,174,051	1.0%
Coal	171,749	0.1%
Commercial Services	1,487,749	1.3%
Computers	4,398,081	3.9%
Cosmetics/Personal Care	1,638,334	1.4%
Distribution/Wholesale	138,735	0.1%
Diversified Financial Services	4,014,817	3.5%
Electric	2,277,421	2.0%
Electrical Components & Equipment	286,215	0.3%
Electronics	406,023	0.4%
Energy—Alternate Sources	49,381	NM
Engineering & Construction	105,088	0.1%
Entertainment	68,991	0.1%
Environmental Control	215,507	0.2%
Food	1,445,869	1.3%
Forest Products & Paper	221,200	0.2%
Gas	129,135	0.1%
Hand/Machine Tools	84,856	0.1%
Healthcare—Products	2,457,156	2.2%
Healthcare—Services	732,828	0.6%
Holding Companies—Diversified	32,650	NM
Home Builders	78,185	0.1%
Home Furnishings	73,153	0.1%
Household Products/Wares	314,100	0.3%
Housewares	32,296	NM
Insurance	2,708,774	2.4%
Internet	1,831,843	1.6%
Iron/Steel	258,051	0.2%
Leisure Time	174,300	0.2%
Lodging	203,767	0.2%
Machinery—Construction & Mining	286,931	0.3%
Machinery—Diversified	366,014	0.3%
Media	2,156,702	1.9%
Metal Fabricate/Hardware	121,410	0.1%
Mining	505,869	0.4%
Miscellaneous Manufacturing	2,742,280	2.4%
Office/Business Equipment	134,314	0.1%
Oil & Gas	6,430,360	5.7%
Oil & Gas Services	1,225,273	1.1%
Packaging & Containers	139,232	0.1%
Pharmaceuticals	3,889,876	3.4%
Pipelines	310,735	0.3%
REIT	892,121	0.8%
Real Estate	31,280	NM
Retail	4,524,123	4.0%
Savings & Loans	42,321	NM
Semiconductors	1,825,419	1.6%
Software	3,337,651	3.0%
Telecommunications	3,929,452	3.5%
Textiles	23,435	NM
Toys/Games/Hobbies	88,494	0.1%
Transportation	1,332,948	1.2%
Other* *	41,017,971	36.3%

Total	$113,037,618	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$72,019,647	$—	$—	$72,019,647
Repurchase Agreements	—	31,560,000	—	31,560,000

Total Investment Securities	72,019,647	31,560,000	—	103,579,647

Other Financial Instruments^	409,155	(1,907,768)	—	(1,498,613)

Total Investments	$72,428,802	$29,652,232	$—	$102,081,034

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (65.9%)
99 Cents Only Stores* (Retail)	1,565	$24,289
Aaron’s, Inc. (Commercial Services)	2,817	63,580
ACI Worldwide, Inc.* (Software)	1,252	23,525
Acxiom Corp.* (Software)	3,130	59,720
ADC Telecommunications, Inc.* (Telecommunications)	3,756	30,086
ADTRAN, Inc. (Telecommunications)	2,191	58,653
Advance Auto Parts, Inc. (Retail)	3,443	155,279
Advent Software, Inc.* (Software)	626	28,283
Aecom Technology Corp.* (Engineering & Construction)	4,382	131,767
Aeropostale, Inc.* (Retail)	3,756	109,074
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,565	131,742
Affymetrix, Inc.* (Biotechnology)	2,817	19,550
AGCO Corp.* (Machinery—Diversified)	3,443	120,574
AGL Resources, Inc. (Gas)	2,817	111,300
AirTran Holdings, Inc.* (Airlines)	5,321	28,095
Alaska Air Group, Inc.* (Airlines)	1,252	51,845
Albemarle Corp. (Chemicals)	3,443	157,207
Alberto-Culver Co. (Cosmetics/Personal Care)	3,443	99,158
Alexander & Baldwin, Inc. (Transportation)	1,565	55,683
Alexandria Real Estate Equities, Inc. (REIT)	1,565	110,818
Alliance Data Systems Corp.* (Commercial Services)	1,878	140,963
Alliant Energy Corp. (Electric)	4,382	149,864
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,252	101,299
AMB Property Corp. (REIT)	5,947	165,683
American Eagle Outfitters, Inc. (Retail)	8,138	136,800
American Financial Group, Inc. (Insurance)	2,817	82,904
American Greetings Corp.—Class A (Household Products/Wares)	1,565	38,436
AmeriCredit Corp.* (Diversified Financial Services)	3,756	89,919
Ametek, Inc. (Electrical Components & Equipment)	4,069	175,984
AnnTaylor Stores Corp.* (Retail)	2,191	47,545
ANSYS, Inc.* (Software)	3,443	154,935
AOL, Inc.* (Internet)	4,069	95,052
Apollo Investment Corp. (Investment Companies)	6,886	83,734
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,504	107,772
Aqua America, Inc. (Water)	5,321	97,534
Arch Coal, Inc. (Coal)	6,260	169,020
Arrow Electronics, Inc.* (Electronics)	4,695	143,197
Arthur J. Gallagher & Co. (Insurance)	4,069	106,893
Ashland, Inc. (Chemicals)	3,130	186,423
Associated Banc-Corp (Banks)	6,886	100,054
Astoria Financial Corp. (Savings & Loans)	3,130	50,518
Atmel Corp.* (Semiconductors)	18,154	98,758
Atmos Energy Corp. (Gas)	3,443	101,844
Atwood Oceanics, Inc.* (Oil & Gas)	2,191	79,774
Avnet, Inc.* (Electronics)	5,947	190,126
Bally Technologies, Inc.* (Entertainment)	2,191	101,049
BancorpSouth, Inc. (Banks)	2,817	62,368
Bank of Hawaii Corp. (Banks)	1,878	99,309
Barnes & Noble, Inc. (Retail)	1,565	34,493
BE Aerospace, Inc.* (Aerospace/Defense)	4,069	120,890
Beckman Coulter, Inc. (Healthcare—Products)	2,817	175,781
Bill Barrett Corp.* (Oil & Gas)	1,252	42,668
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	626	69,918
BJ’s Wholesale Club, Inc.* (Retail)	2,191	83,871
Black Hills Corp. (Electric)	1,565	51,473
Bob Evans Farms, Inc. (Retail)	939	29,043
BorgWarner, Inc.* (Auto Parts & Equipment)	4,695	203,481
Boyd Gaming Corp.* (Lodging)	2,191	27,826
BRE Properties, Inc.—Class A (REIT)	2,191	91,496
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,565	65,636
Brinker International, Inc. (Retail)	4,069	75,358
Broadridge Financial Solutions, Inc. (Software)	5,321	126,693
Brown & Brown, Inc. (Insurance)	4,695	94,557
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	3,130	197,221
Burger King Holdings, Inc. (Retail)	3,443	72,647
Cabot Corp. (Chemicals)	2,504	81,480
Cadence Design Systems, Inc.* (Computers)	10,642	79,389
Camden Property Trust (REIT)	2,504	121,269
Career Education Corp.* (Commercial Services)	2,504	73,292
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,191	82,666
Carmax, Inc.* (Retail)	8,764	215,331
Carpenter Technology Corp. (Iron/Steel)	1,565	61,458
Cathay Bancorp, Inc. (Banks)	3,130	38,718
Charles River Laboratories International, Inc.* (Biotechnology)	2,504	83,834
Cheesecake Factory, Inc.* (Retail)	2,191	59,529
Chico’s FAS, Inc. (Retail)	6,886	102,533
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,252	168,907
Church & Dwight, Inc. (Household Products/Wares)	2,817	195,077
Ciena Corp.* (Telecommunications)	3,443	63,661
Cimarex Energy Co. (Oil & Gas)	3,130	213,090
Cincinnati Bell, Inc.* (Telecommunications)	7,825	26,370
City National Corp. (Banks)	1,565	97,468
Clean Harbors, Inc.* (Environmental Control)	626	39,707
Cleco Corp. (Electric)	2,191	60,033
Coldwater Creek, Inc.* (Retail)	2,191	15,512
Collective Brands, Inc.* (Retail)	2,504	58,719
Commerce Bancshares, Inc. (Banks)	2,817	116,680
Commercial Metals Co. (Metal Fabricate/Hardware)	4,382	65,204

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	3,756	$122,370
Community Health Systems, Inc.* (Healthcare—Services)	3,443	140,681
Comstock Resources, Inc.* (Oil & Gas)	1,878	60,209
Con-way, Inc. (Transportation)	1,878	72,942
Convergys Corp.* (Commercial Services)	4,695	59,345
Copart, Inc.* (Retail)	2,504	89,368
Corinthian Colleges, Inc.* (Commercial Services)	3,443	53,780
Corn Products International, Inc. (Food)	2,817	101,412
Corporate Office Properties Trust (REIT)	2,191	88,626
Corrections Corp. of America* (Commercial Services)	4,382	90,795
Cousins Properties, Inc. (REIT)	3,756	30,273
Covance, Inc.* (Healthcare—Services)	2,504	143,079
Crane Co. (Miscellaneous Manufacturing)	1,878	67,495
Cree Research, Inc.* (Semiconductors)	4,069	297,891
Cullen/Frost Bankers, Inc. (Banks)	2,191	130,058
Cytec Industries, Inc. (Chemicals)	1,878	90,257
Deluxe Corp. (Commercial Services)	1,878	39,382
Dick’s Sporting Goods, Inc.* (Retail)	3,443	100,226
Diebold, Inc. (Computers)	2,504	78,500
Digital River, Inc.* (Internet)	1,252	34,981
Dollar Tree, Inc.* (Retail)	3,443	209,059
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,817	130,427
DPL, Inc. (Electric)	4,695	132,305
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,817	111,807
Dress Barn, Inc.* (Retail)	3,130	86,638
DST Systems, Inc. (Computers)	1,252	53,147
Duke-Weeks Realty Corp. (REIT)	8,764	118,577
Dynegy, Inc.—Class A* (Electric)	20,032	26,643
Eaton Vance Corp. (Diversified Financial Services)	4,695	165,452
Edwards Lifesciences Corp.* (Healthcare—Products)	2,191	225,848
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,695	102,821
Energen Corp. (Gas)	2,817	137,667
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,504	152,994
Equinix, Inc.* (Internet)	1,565	157,517
Equity One, Inc. (REIT)	1,252	24,301
Essex Property Trust, Inc. (REIT)	939	99,365
Everest Re Group, Ltd. (Insurance)	2,191	167,940
Exterran Holdings, Inc.* (Oil & Gas Services)	2,504	72,992
F5 Networks, Inc.* (Internet)	3,130	214,186
FactSet Research Systems, Inc. (Computers)	1,565	117,719
Fair Isaac Corp. (Software)	1,565	32,959
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,008	56,190
Federal Realty Investment Trust (REIT)	2,191	169,561
Federal Signal Corp. (Miscellaneous Manufacturing)	1,878	15,137
Fidelity National Title Group, Inc.—Class A (Insurance)	9,077	137,789
First American Financial Corp. (Insurance)	4,069	140,665
First Niagara Financial Group, Inc. (Savings & Loans)	7,512	104,417
FirstMerit Corp. (Banks)	3,443	80,911
Flowers Foods, Inc. (Food)	2,817	74,256
Foot Locker, Inc. (Retail)	6,260	96,091
Forest Oil Corp.* (Oil & Gas)	4,382	128,393
Fossil, Inc.* (Household Products/Wares)	1,878	73,054
Frontier Oil Corp. (Oil & Gas)	4,069	61,849
FTI Consulting, Inc.* (Commercial Services)	1,565	64,368
Fulton Financial Corp. (Banks)	7,512	78,876
Gartner Group, Inc.* (Commercial Services)	2,191	52,759
GATX Corp. (Trucking & Leasing)	1,565	51,082
Gen-Probe, Inc.* (Healthcare—Products)	1,878	88,998
Gentex Corp. (Electronics)	5,321	114,348
Global Payments, Inc. (Software)	3,130	133,995
Graco, Inc. (Machinery—Diversified)	2,191	75,984
Granite Construction, Inc. (Engineering & Construction)	1,252	42,080
Great Plains Energy, Inc. (Electric)	5,321	102,855
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,252	90,970
Greenhill & Co., Inc. (Diversified Financial Services)	626	55,019
Greif, Inc.—Class A (Packaging & Containers)	1,252	74,093
GUESS?, Inc. (Apparel)	2,191	100,501
Hanesbrands, Inc.* (Apparel)	3,756	106,933
Hanover Insurance Group, Inc. (Insurance)	1,878	84,604
Hansen Natural Corp.* (Beverages)	2,817	124,173
Harsco Corp. (Miscellaneous Manufacturing)	3,130	96,905
Harte-Hanks, Inc. (Advertising)	1,252	18,029
Hawaiian Electric Industries, Inc. (Electric)	3,443	80,394
HCC Insurance Holdings, Inc. (Insurance)	4,382	119,147
Health Management Associates, Inc.—Class A* (Healthcare—Services)	10,016	93,349
Health Net, Inc.* (Healthcare—Services)	3,756	82,707
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,443	50,199
Henry Schein, Inc.* (Healthcare—Products)	3,443	208,198
Herman Miller, Inc. (Office Furnishings)	2,191	46,493
Hewitt Associates, Inc.* (Commercial Services)	3,130	128,299
Highwoods Properties, Inc. (REIT)	2,817	90,059
Hill-Rom Holdings, Inc. (Healthcare—Products)	2,504	79,402

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
HNI Corp. (Office Furnishings)	1,565	$48,578
Hologic, Inc.* (Healthcare—Products)	10,329	184,579
Horace Mann Educators Corp. (Insurance)	1,565	26,934
Hospitality Properties Trust (REIT)	4,695	124,371
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,191	101,816
IDACORP, Inc. (Electric)	1,878	67,758
IDEX Corp. (Machinery—Diversified)	3,130	105,168
IDEXX Laboratories, Inc.* (Healthcare—Products)	2,191	144,913
Immucor, Inc.* (Healthcare—Products)	2,817	60,312
Informatica Corp.* (Software)	3,443	86,109
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	6,573	119,366
Integrated Device Technology, Inc.* (Semiconductors)	6,573	43,448
International Bancshares Corp. (Banks)	1,878	45,391
International Rectifier Corp.* (Semiconductors)	2,817	64,847
International Speedway Corp. (Entertainment)	939	28,696
Intersil Corp.—Class A (Semiconductors)	4,695	69,862
Intrepid Potash, Inc.* (Chemicals)	1,565	41,097
Itron, Inc.* (Electronics)	1,565	124,590
ITT Educational Services, Inc.* (Commercial Services)	939	94,961
J. Crew Group, Inc.* (Retail)	2,191	101,816
J.B. Hunt Transport Services, Inc. (Transportation)	3,443	126,909
Jack Henry & Associates, Inc. (Computers)	3,130	79,878
Jefferies Group, Inc. (Diversified Financial Services)	4,695	127,798
JetBlue Airways Corp.* (Airlines)	8,138	45,491
John Wiley & Sons, Inc. (Media)	1,565	66,153
Jones Lang LaSalle, Inc. (Real Estate)	1,565	123,447
Joy Global, Inc. (Machinery—Construction & Mining)	4,069	231,160
Kansas City Southern Industries, Inc.* (Transportation)	3,756	152,306
KB Home (Home Builders)	2,817	52,199
KBR, Inc. (Engineering & Construction)	6,260	138,221
Kennametal, Inc. (Hand/Machine Tools)	3,130	102,852
Kindred Healthcare, Inc.* (Healthcare—Services)	1,565	27,920
Kinetic Concepts, Inc.* (Healthcare—Products)	2,191	94,870
Kirby Corp.* (Transportation)	1,878	79,026
Korn/Ferry International* (Commercial Services)	1,565	25,369
Lam Research Corp.* (Semiconductors)	5,008	203,074
Lamar Advertising Co.* (Advertising)	1,878	69,899
Lancaster Colony Corp. (Miscellaneous Manufacturing)	626	34,411
Landstar System, Inc. (Transportation)	1,878	83,045
Lender Processing Services, Inc. (Diversified Financial Services)	3,756	141,789
Lennox International, Inc. (Building Materials)	1,878	84,998
Liberty Property Trust (REIT)	4,382	148,155
Life Time Fitness, Inc.* (Leisure Time)	1,565	57,529
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,191	83,652
Lincare Holdings, Inc.* (Healthcare—Services)	2,504	116,912
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,565	93,806
LKQ Corp.* (Distribution/Wholesale)	5,634	118,652
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,008	58,894
Lubrizol Corp. (Chemicals)	2,504	226,211
M.D.C. Holdings, Inc. (Home Builders)	1,252	47,952
Mack-Cali Realty Corp. (REIT)	3,130	107,547
Manpower, Inc. (Commercial Services)	3,130	175,593
ManTech International Corp.—Class A* (Software)	626	28,189
Mariner Energy, Inc.* (Oil & Gas)	4,069	97,168
Martin Marietta Materials (Building Materials)	1,565	150,052
Masimo Corp. (Healthcare—Products)	1,878	43,964
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	939	32,865
MDU Resources Group, Inc. (Electric)	7,512	159,254
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,191	55,608
Mednax, Inc.* (Healthcare—Services)	1,878	103,177
Mentor Graphics Corp.* (Computers)	3,756	33,766
Mercury General Corp. (Insurance)	1,252	56,327
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,252	157,101
Micros Systems, Inc.* (Computers)	3,130	116,311
Mine Safety Appliances Co. (Environmental Control)	939	27,597
Minerals Technologies, Inc. (Chemicals)	626	36,120
Mohawk Industries, Inc.* (Textiles)	2,191	139,654
MSC Industrial Direct Co.—Class A (Retail)	1,565	85,277
MSCI, Inc.—Class A* (Software)	4,069	140,991
National Fuel Gas Co. (Pipelines)	3,130	162,823
National Instruments Corp. (Computers)	2,191	75,765
Nationwide Health Properties, Inc. (REIT)	4,695	164,419
Navigant Consulting Co.* (Commercial Services)	1,878	24,189
NBTY, Inc.* (Pharmaceuticals)	2,504	101,863
NCR Corp.* (Computers)	6,260	82,382
Netflix, Inc.* (Internet)	1,565	154,575
NeuStar, Inc.* (Telecommunications)	2,817	68,932
New York Community Bancorp (Savings & Loans)	17,215	283,531

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
NewAlliance Bancshares, Inc. (Savings & Loans)	4,069	$53,019
Newfield Exploration Co.* (Oil & Gas)	5,321	309,629
NewMarket Corp. (Chemicals)	313	34,430
Nordson Corp. (Machinery—Diversified)	1,252	89,919
NSTAR (Electric)	4,069	148,925
NV Energy, Inc. (Electric)	9,390	117,281
NVR, Inc.* (Home Builders)	313	224,750
Oceaneering International, Inc.* (Oil & Gas Services)	2,191	143,510
OGE Energy Corp. (Electric)	3,756	155,423
Old Republic International Corp. (Insurance)	9,703	145,642
Olin Corp. (Chemicals)	3,130	65,730
OMEGA Healthcare Investors, Inc. (REIT)	3,443	68,929
Omnicare, Inc. (Pharmaceuticals)	4,695	130,474
Oshkosh Truck Corp.* (Auto Manufacturers)	3,443	132,969
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,191	128,546
Overseas Shipholding Group, Inc. (Transportation)	939	47,006
Owens & Minor, Inc. (Distribution/Wholesale)	2,522	79,317
Packaging Corp. of America (Packaging & Containers)	4,069	100,626
PacWest Bancorp (Banks)	939	22,545
Palm, Inc.* (Computers)	6,573	38,123
Panera Bread Co.—Class A* (Retail)	1,252	97,581
Parametric Technology Corp.* (Software)	4,695	87,280
Patriot Coal Corp.* (Coal)	2,817	55,467
Patterson-UTI Energy, Inc. (Oil & Gas)	5,947	90,930
Pentair, Inc. (Miscellaneous Manufacturing)	3,756	135,817
Perrigo Co. (Pharmaceuticals)	3,130	191,024
PetSmart, Inc. (Retail)	4,695	155,264
Pharmaceutical Product Development, Inc. (Commercial Services)	4,695	129,112
Phillips-Van Heusen Corp. (Apparel)	1,878	118,333
Plains Exploration & Production Co.* (Oil & Gas)	5,321	155,959
Plantronics, Inc. (Telecommunications)	1,878	62,350
PNM Resources, Inc. (Electric)	3,443	46,790
Polycom, Inc.* (Telecommunications)	3,130	101,882
Potlatch Corp. (Forest Products & Paper)	1,565	58,625
Pride International, Inc.* (Oil & Gas)	6,886	208,852
Prosperity Bancshares, Inc. (Banks)	1,565	61,379
Protective Life Corp. (Insurance)	3,443	82,873
Psychiatric Solutions, Inc.* (Healthcare—Services)	2,191	70,484
Quest Software, Inc.* (Software)	2,504	43,895
Quicksilver Resources, Inc.* (Oil & Gas)	4,695	65,120
Ralcorp Holdings, Inc.* (Food)	2,191	145,811
Raymond James Financial Corp. (Diversified Financial Services)	3,756	115,084
Rayonier, Inc. (Forest Products & Paper)	3,130	153,307
Realty Income Corp. (REIT)	4,069	133,423
Regal-Beloit Corp. (Hand/Machine Tools)	1,252	79,214
Regency Centers Corp. (REIT)	3,130	128,487
Regis Corp. (Retail)	2,191	41,892
Reinsurance Group of America, Inc. (Insurance)	2,817	145,442
Reliance Steel & Aluminum Co. (Iron/Steel)	2,504	122,220
Rent-A-Center, Inc.* (Commercial Services)	2,504	64,653
ResMed, Inc.* (Healthcare—Products)	2,817	192,767
RF Micro Devices, Inc.* (Telecommunications)	10,642	59,808
Rollins, Inc. (Commercial Services)	1,565	34,039
Rovi Corp.* (Semiconductors)	4,069	158,610
RPM, Inc. (Chemicals)	5,008	110,577
Ruddick Corp. (Food)	1,565	55,307
Saks, Inc.* (Retail)	6,260	61,035
Scholastic Corp. (Media)	939	25,362
Scientific Games Corp.—Class A* (Entertainment)	2,504	36,834
SEI Investments Co. (Software)	5,008	112,480
Semtech Corp.* (Semiconductors)	2,191	39,767
Senior Housing Properties Trust (REIT)	5,008	112,580
Sensient Technologies Corp. (Chemicals)	1,878	59,213
Service Corp. International (Commercial Services)	10,016	89,944
Shaw Group, Inc.* (Engineering & Construction)	3,130	119,816
Silgan Holdings, Inc. (Packaging & Containers)	939	56,650
Silicon Laboratories, Inc.* (Semiconductors)	1,565	75,668
SL Green Realty Corp. (REIT)	3,130	194,592
Smithfield Foods, Inc.* (Food)	5,634	105,581
Solera Holdings, Inc. (Software)	2,817	109,497
Sonoco Products Co. (Packaging & Containers)	3,756	124,436
Sotheby’s (Commercial Services)	2,504	83,634
Southern Union Co. (Gas)	5,008	130,859
SPX Corp. (Miscellaneous Manufacturing)	1,878	131,235
SRA International, Inc.—Class A* (Computers)	1,565	36,120
StanCorp Financial Group, Inc. (Insurance)	1,878	84,435
Steel Dynamics, Inc. (Iron/Steel)	8,451	132,765
STERIS Corp. (Healthcare—Products)	2,191	72,916
Strayer Education, Inc. (Commercial Services)	313	76,097
Superior Energy Services, Inc.* (Oil & Gas Services)	3,130	84,698
SVB Financial Group* (Banks)	1,565	77,045
Sybase, Inc.* (Software)	3,130	135,779
Syniverse Holdings, Inc.* (Telecommunications)	2,504	50,280
Synopsys, Inc.* (Computers)	5,634	127,948
Synovus Financial Corp. (Banks)	28,170	84,792

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
TCF Financial Corp. (Banks)	4,695	$87,468
Tech Data Corp.* (Distribution/Wholesale)	1,878	80,566
Techne Corp. (Healthcare—Products)	1,252	82,945
Teleflex, Inc. (Miscellaneous Manufacturing)	1,565	95,966
Telephone & Data Systems, Inc. (Telecommunications)	3,443	119,334
Temple-Inland, Inc. (Forest Products & Paper)	4,069	94,889
Terex Corp.* (Machinery—Construction & Mining)	4,069	107,910
The Brink’s Co. (Miscellaneous Manufacturing)	1,878	50,011
The Corporate Executive Board Co. (Commercial Services)	1,252	34,380
The Macerich Co. (REIT)	3,778	168,914
The Ryland Group, Inc. (Home Builders)	1,565	35,651
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,565	75,824
The Timberland Co.—Class A* (Apparel)	1,565	33,648
The Warnaco Group, Inc.* (Apparel)	1,565	74,870
Thomas & Betts Corp.* (Electronics)	1,878	78,763
Thor Industries, Inc. (Home Builders)	1,252	44,709
Thoratec Corp.* (Healthcare—Products)	2,191	97,697
Tidewater, Inc. (Oil & Gas Services)	1,878	100,680
Timken Co. (Metal Fabricate/Hardware)	3,130	110,113
Toll Brothers, Inc.* (Home Builders)	5,634	127,159
Tootsie Roll Industries, Inc. (Food)	939	24,977
Towers Watson & Co.—Class A (Commercial Services)	1,565	75,120
Transatlantic Holdings, Inc. (Insurance)	2,504	124,524
Trimble Navigation, Ltd.* (Electronics)	4,695	153,573
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,130	77,906
Trustmark Corp. (Banks)	2,191	53,636
Tupperware Corp. (Household Products/Wares)	2,504	127,879
tw telecom, Inc.* (Telecommunications)	5,947	105,857
UDR, Inc. (REIT)	6,260	127,141
UGI Corp. (Gas)	4,382	120,461
Under Armour, Inc.—Class A* (Retail)	1,252	42,255
Unit Corp.* (Oil & Gas)	1,565	74,760
United Rentals, Inc.* (Commercial Services)	2,191	31,463
United Therapeutics Corp.* (Pharmaceuticals)	1,878	106,839
Unitrin, Inc. (Insurance)	1,878	54,932
Universal Corp. (Agriculture)	939	48,621
Universal Health Services, Inc.—Class B (Healthcare—Services)	3,756	139,423
URS Corp.* (Engineering & Construction)	3,130	160,725
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,504	112,680
Valley National Bancorp (Banks)	5,947	96,579
Valmont Industries, Inc. (Metal Fabricate/Hardware)	626	52,140
Valspar Corp. (Chemicals)	3,756	117,638
ValueClick, Inc.* (Internet)	3,130	32,176
Varian, Inc.* (Electronics)	939	48,631
VCA Antech, Inc.* (Pharmaceuticals)	3,443	97,988
Vectren Corp. (Gas)	3,130	78,281
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,825	303,375
Vishay Intertechnology, Inc.* (Electronics)	7,512	78,200
W.R. Berkley Corp. (Insurance)	5,008	135,216
Wabtec Corp. (Machinery—Diversified)	1,878	89,355
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,130	116,186
Washington Federal, Inc. (Savings & Loans)	4,382	90,138
Waste Connections, Inc.* (Environmental Control)	3,130	112,023
Webster Financial Corp. (Banks)	2,504	51,883
Weingarten Realty Investors (REIT)	4,069	94,075
WellCare Health Plans, Inc.* (Healthcare—Services)	1,565	44,806
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	13,772	73,129
Werner Enterprises, Inc. (Transportation)	1,565	35,087
Westamerica Bancorp (Banks)	939	55,185
Westar Energy, Inc. (Electric)	4,382	103,810
WGL Holdings, Inc. (Gas)	1,878	67,120
Williams Sonoma, Inc. (Retail)	4,069	117,187
Wilmington Trust Corp. (Banks)	3,443	59,667
WMS Industries, Inc.* (Leisure Time)	1,878	93,938
Woodward Governor Co. (Electronics)	2,191	70,222
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,191	34,990
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	2,191	63,649

TOTAL COMMON STOCKS (Cost $29,117,070)		38,613,812

	Principal Amount
Repurchase Agreements (39.6%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,573,024 (Collateralized by $2,784,700 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,624,580)	$2,573,000	2,573,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,211,072 (Collateralized by $7,162,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $7,356,940)	7,211,000	7,211,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $11,897,119 (Collateralized by $11,530,700 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $12,140,334)	$11,897,000	$11,897,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,544,017 (Collateralized by $1,447,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,575,421)	1,544,000	1,544,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,225,000)		23,225,000

TOTAL INVESTMENT SECURITIES (Cost $52,342,070)—105.5%		61,838,812
Net other assets (liabilities) — (5.5)%		(3,212,547)

NET ASSETS — 100.0%		$58,626,265

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $12,507,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/21/10 (Underlying notional amount at value $4,598,160)	56	$(96,689)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$5,209,414	$(104,424)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$68,765,968	$(1,419,539)
		$(1,523,963)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$87,928	0.1%
Aerospace/Defense	222,189	0.4%
Agriculture	48,621	0.1%
Airlines	125,431	0.2%
Apparel	434,285	0.7%
Auto Manufacturers	132,969	0.2%
Auto Parts & Equipment	203,481	0.3%
Banks	1,500,012	2.6%
Beverages	215,143	0.4%
Biotechnology	476,677	0.8%
Building Materials	235,050	0.4%
Chemicals	1,206,383	2.1%
Coal	224,487	0.4%
Commercial Services	1,770,753	3.0%
Computers	919,048	1.6%
Cosmetics/Personal Care	99,158	0.2%
Distribution/Wholesale	397,901	0.7%
Diversified Financial Services	942,989	1.6%
Electric	1,402,808	2.4%
Electrical Components & Equipment	587,895	1.0%
Electronics	1,001,650	1.7%
Engineering & Construction	592,609	1.0%
Entertainment	278,386	0.5%
Environmental Control	179,327	0.3%
Food	507,344	0.9%
Forest Products & Paper	365,715	0.6%
Gas	747,532	1.3%
Hand/Machine Tools	275,872	0.5%
Healthcare—Products	1,753,190	3.0%
Healthcare—Services	1,046,190	1.8%
Home Builders	532,420	0.9%
Household Products/Wares	510,270	0.9%
Insurance	1,790,824	3.0%
Internet	688,487	1.2%
Investment Companies	83,734	0.1%
Iron/Steel	316,443	0.5%
Leisure Time	151,467	0.3%
Lodging	27,826	NM
Machinery—Construction & Mining	536,291	0.9%
Machinery—Diversified	544,649	0.9%
Media	91,515	0.2%
Metal Fabricate/Hardware	262,447	0.4%
Miscellaneous Manufacturing	1,058,613	1.8%
Office Furnishings	95,071	0.2%
Oil & Gas	1,588,401	2.7%
Oil & Gas Services	452,079	0.8%
Packaging & Containers	355,805	0.6%
Pharmaceuticals	1,027,843	1.7%
Pipelines	162,823	0.3%
REIT	2,682,661	4.6%
Real Estate	123,447	0.2%
Retail	2,672,619	4.6%
Retail—Restaurants	73,129	0.1%
Savings & Loans	581,623	1.0%
Semiconductors	1,108,115	1.9%
Software	1,304,330	2.2%
Telecommunications	869,583	1.5%
Textiles	139,654	0.2%
Transportation	652,004	1.1%
Trucking & Leasing	51,082	0.1%
Water	97,534	0.2%
Other* *	20,012,453	34.1%

Total	$58,626,265	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$38,613,812	$—	$—	$38,613,812
Repurchase Agreements	—	23,225,000	—	23,225,000

Total Investment Securities	38,613,812	23,225,000	—	61,838,812

Other Financial Instruments^	(96,689)	(1,523,963)	—	(1,620,652)

Total Investments	$38,517,123	$21,701,037	$—	$60,218,160

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (22.6%)
3D Systems Corp.* (Computers)	760	$11,826
3PAR, Inc.* (Computers)	475	4,432
AAR Corp.* (Aerospace/Defense)	570	13,897
Abaxis, Inc.* (Healthcare—Products)	475	12,307
ABIOMED, Inc.* (Healthcare—Products)	1,045	10,074
ABM Industries, Inc. (Commercial Services)	665	14,291
Acacia Research Corp.* (Media)	760	11,309
Acco Brands Corp.* (Household Products/Wares)	1,425	13,010
Acorda Therapeutics, Inc.* (Biotechnology)	570	22,087
ActivIdentity Corp.* (Internet)	3,515	10,299
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,045	23,962
Actuate Corp.* (Software)	1,900	10,754
Acuity Brands, Inc. (Miscellaneous Manufacturing)	665	30,065
Acxiom Corp.* (Software)	760	14,501
Adaptec, Inc.* (Telecommunications)	3,705	11,448
ADC Telecommunications, Inc.* (Telecommunications)	1,710	13,697
Administaff, Inc. (Commercial Services)	570	12,620
ADTRAN, Inc. (Telecommunications)	855	22,888
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,615	9,238
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	855	12,586
Advent Software, Inc.* (Software)	475	21,460
Advisory Board Co.* (Commercial Services)	475	15,642
AEP Industries, Inc.* (Packaging & Containers)	285	7,875
Aerovironment, Inc.* (Aerospace/Defense)	190	4,974
Affymax, Inc.* (Biotechnology)	570	13,589
Affymetrix, Inc.* (Biotechnology)	1,425	9,890
Aircastle, Ltd. (Trucking & Leasing)	950	11,410
AirTran Holdings, Inc.* (Airlines)	2,660	14,045
Alaska Air Group, Inc.* (Airlines)	570	23,604
Alaska Communications Systems Group, Inc. (Telecommunications)	1,235	10,572
Albany International Corp.—Class A (Machinery—Diversified)	475	12,098
Alexander’s, Inc.* (REIT)	95	30,193
Alico, Inc. (Agriculture)	285	7,604
Align Technology, Inc.* (Healthcare—Products)	855	14,518
Alkermes, Inc.* (Pharmaceuticals)	1,425	18,667
Alliance One International, Inc.* (Agriculture)	1,710	8,704
Allied Nevada Gold Corp.* (Mining)	950	17,366
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,900	7,657
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,330	10,507
Almost Family, Inc.* (Healthcare—Services)	380	16,097
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	570	9,667
AMAG Pharmaceuticals, Inc.* (Biotechnology)	285	9,733
America’s Car-Mart, Inc.* (Retail)	285	7,219
American Apparel, Inc.* (Apparel)	1,615	4,958
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	855	9,200
American Campus Communities, Inc. (REIT)	665	18,733
American Capital, Ltd. (Investment Companies)	4,275	26,248
American Equity Investment Life Holding Co. (Insurance)	1,330	13,992
American Greetings Corp.—Class A (Household Products/Wares)	665	16,332
American Italian Pasta Co.—Class A* (Food)	475	18,634
American Medical Systems Holdings, Inc.* (Healthcare—Products)	1,235	22,131
American Public Education, Inc.* (Commercial Services)	285	12,070
American Reprographics Co.* (Software)	760	7,592
American Science & Engineering, Inc. (Electronics)	190	14,278
American States Water Co. (Water)	475	17,727
American Superconductor Corp.* (Electrical Components & Equipment)	380	11,088
American Woodmark Corp. (Home Furnishings)	570	13,173
Amerigon, Inc.* (Auto Parts & Equipment)	665	6,524
AMERIGROUP Corp.* (Healthcare—Services)	760	27,542
Amerisafe, Inc.* (Insurance)	570	9,747
Ameron International Corp. (Miscellaneous Manufacturing)	190	13,184
Amkor Technology, Inc.* (Semiconductors)	1,615	12,177
AmSurg Corp.* (Healthcare—Services)	1,805	37,400
ANADIGICS, Inc.* (Semiconductors)	1,520	7,646
Analogic Corp. (Electronics)	190	9,086
Anixter International, Inc.* (Telecommunications)	380	19,912
AnnTaylor Stores Corp.* (Retail)	950	20,615
Anworth Mortgage Asset Corp. (REIT)	1,900	12,749
Apollo Investment Corp. (Investment Companies)	2,470	30,035
Applied Industrial Technologies, Inc. (Machinery—Diversified)	760	23,393
Applied Micro Circuits Corp.* (Semiconductors)	1,140	12,859
Arbitron, Inc. (Commercial Services)	475	14,635
Arch Chemicals, Inc. (Chemicals)	475	16,155
ArcSight, Inc.* (Telecommunications)	285	6,478
Arena Resources, Inc.* (Oil & Gas)	665	24,558
Ares Capital Corp. (Investment Companies)	1,615	25,614

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Argo Group International Holdings, Ltd. (Insurance)	760	$25,072
Argon ST, Inc.* (Aerospace/Defense)	285	7,410
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,375	8,360
Ariba, Inc.* (Internet)	1,425	20,335
Arkansas Best Corp. (Transportation)	475	14,468
ArQule, Inc.* (Biotechnology)	3,040	19,365
Array BioPharma, Inc.* (Pharmaceuticals)	1,520	5,624
Arris Group, Inc.* (Telecommunications)	1,900	23,351
Arrow Financial Corp. (Banks)	475	13,205
Art Technology Group, Inc.* (Internet)	2,375	10,165
Artio Global Investors, Inc. (Diversified Financial Services)	380	8,694
Aruba Networks, Inc.* (Telecommunications)	950	11,932
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,330	20,376
Asbury Automotive Group, Inc.* (Retail)	855	13,295
Ascent Media Corp.—Class A* (Entertainment)	380	11,218
Ashford Hospitality Trust* (REIT)	950	8,835
AsiaInfo Holdings, Inc.* (Internet)	475	13,495
Asset Acceptance Capital Corp.* (Commercial Services)	855	6,293
Assisted Living Concepts, Inc.—Class A* (Healthcare—Services)	475	16,672
Associated Estates Realty Corp. (REIT)	665	9,330
Assured Guaranty, Ltd. (Insurance)	1,805	38,898
Astec Industries, Inc.* (Machinery—Construction & Mining)	475	15,732
Astoria Financial Corp. (Savings & Loans)	1,235	19,933
athenahealth, Inc.* (Software)	475	13,784
Atheros Communications* (Telecommunications)	855	33,208
Atlas Air Worldwide Holdings, Inc.* (Transportation)	285	15,752
Atlas Energy, Inc.* (Oil & Gas)	1,045	37,704
ATMI, Inc.* (Semiconductors)	1,235	22,391
ATP Oil & Gas Corp.* (Oil & Gas)	285	5,204
ATS Medical, Inc.* (Healthcare—Products)	2,280	9,097
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	760	27,056
Avatar Holdings, Inc.* (Real Estate)	475	11,324
Aviat Networks, Inc.* (Telecommunications)	1,520	9,880
Avid Technology, Inc.* (Software)	950	13,870
Avis Budget Group, Inc.* (Commercial Services)	1,520	22,982
AZZ, Inc. (Miscellaneous Manufacturing)	285	11,577
Badger Meter, Inc. (Electronics)	475	19,646
Baldor Electric Co. (Hand/Machine Tools)	760	29,192
Bally Technologies, Inc.* (Entertainment)	760	35,051
Bank Mutual Corp. (Banks)	2,280	16,234
BankFinancial Corp. (Savings & Loans)	1,710	16,519
Barnes Group, Inc. (Miscellaneous Manufacturing)	760	15,808
Basic Energy Services, Inc.* (Oil & Gas Services)	570	5,820
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	760	16,872
Belden, Inc. (Electrical Components & Equipment)	760	20,870
Belo Corp.—Class A (Media)	1,330	11,531
Benchmark Electronics, Inc.* (Electronics)	950	20,558
Berry Petroleum Co.—Class A (Oil & Gas)	760	24,601
Bill Barrett Corp.* (Oil & Gas)	855	29,138
BioMed Realty Trust, Inc. (REIT)	1,615	29,894
BioMimetic Therapeutics, Inc.* (Healthcare—Products)	475	6,332
Blackbaud, Inc. (Software)	475	10,949
Blackboard, Inc.* (Software)	475	20,211
Blount International, Inc.* (Machinery—Diversified)	1,425	15,988
Blue Coat Systems, Inc.* (Internet)	570	18,542
Blue Nile, Inc.* (Internet)	190	10,258
Bob Evans Farms, Inc. (Retail)	760	23,507
Boston Private Financial Holdings, Inc. (Banks)	1,235	9,794
BPZ Resources, Inc.* (Oil & Gas)	1,615	10,691
Brady Corp.—Class A (Electronics)	760	26,114
Briggs & Stratton Corp. (Machinery—Diversified)	760	18,042
Brigham Exploration Co.* (Oil & Gas)	1,520	29,655
Brightpoint, Inc.* (Distribution/Wholesale)	1,140	9,223
Bristow Group, Inc.* (Transportation)	475	18,387
Broadpoint Gleacher Securities, Inc.* (Diversified Financial Services)	1,615	6,912
Bronco Drilling Co., Inc.* (Oil & Gas)	855	4,087
Brookline Bancorp, Inc. (Savings & Loans)	1,045	11,485
Brooks Automation, Inc.* (Semiconductors)	855	8,311
Brown Shoe Co., Inc. (Retail)	855	16,074
Bruker Corp.* (Healthcare—Products)	950	14,525
Brunswick Corp. (Leisure Time)	1,330	27,797
Brush Engineered Materials, Inc.* (Mining)	380	11,297
Buckeye Technologies, Inc.* (Forest Products & Paper)	475	6,707
Buffalo Wild Wings, Inc.* (Retail)	285	11,782
CACI International, Inc.—Class A* (Computers)	570	27,035
Cadiz, Inc.* (Agriculture)	570	7,108
Calamos Asset Management, Inc. (Diversified Financial Services)	475	5,914
Calgon Carbon Corp.* (Environmental Control)	855	13,252
California Pizza Kitchen, Inc.* (Retail)	475	9,738
Callaway Golf Co. (Leisure Time)	1,235	11,597

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Capella Education Co.* (Commercial Services)	190	$17,218
Capital Lease Funding, Inc. (REIT)	1,425	8,308
CARBO Ceramics, Inc. (Oil & Gas Services)	285	20,876
Care Investment Trust, Inc. (REIT)	950	8,493
Carmike Cinemas, Inc.* (Entertainment)	570	9,565
Carrizo Oil & Gas, Inc.* (Oil & Gas)	475	10,422
Carter’s, Inc.* (Apparel)	665	21,426
Casey’s General Stores, Inc. (Retail)	665	25,689
Cash America International, Inc. (Retail)	475	17,603
Cass Information Systems, Inc. (Banks)	380	12,084
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	760	32,156
Cathay Bancorp, Inc. (Banks)	1,045	12,927
Cavco Industries, Inc.* (Home Builders)	190	7,442
Cavium Networks, Inc.* (Semiconductors)	570	15,738
CBL & Associates Properties, Inc. (REIT)	2,185	31,901
CEC Entertainment, Inc.* (Retail)	285	11,129
Celera Corp.* (Biotechnology)	2,090	15,612
Centene Corp.* (Healthcare—Services)	570	13,053
Century Aluminum Co.* (Mining)	1,045	14,087
Cenveo, Inc.* (Commercial Services)	1,045	8,956
Cepheid, Inc.* (Healthcare—Products)	950	18,990
Charming Shoppes, Inc.* (Retail)	1,995	11,272
Chart Industries, Inc.* (Machinery—Diversified)	760	17,472
Checkpoint Systems, Inc.* (Electronics)	1,425	32,191
Cheesecake Factory, Inc.* (Retail)	855	23,230
Chemical Financial Corp. (Banks)	570	13,509
Cheniere Energy, Inc.* (Oil & Gas)	1,710	7,097
China Information Security Technology, Inc.* (Software)	1,140	6,886
China-Biotics, Inc.* (Pharmaceuticals)	380	6,772
ChinaCast Education Corp.* (Commercial Services)	950	6,394
Chindex International, Inc.* (Distribution/Wholesale)	380	4,803
Chiquita Brands International, Inc.* (Food)	760	11,430
Christopher & Banks Corp. (Retail)	950	9,301
Cincinnati Bell, Inc.* (Telecommunications)	3,800	12,806
CIRCOR International, Inc. (Metal Fabricate/Hardware)	380	13,095
Cirrus Logic, Inc.* (Semiconductors)	950	12,074
Citi Trends, Inc.* (Retail)	285	9,559
Citizens Republic Bancorp, Inc.* (Banks)	6,555	8,194
City Holding Co. (Banks)	665	23,302
CKE Restaurants, Inc. (Retail)	2,185	26,963
CKX, Inc.* (Media)	1,520	8,938
Clarcor, Inc. (Miscellaneous Manufacturing)	665	25,150
Clayton Williams Energy, Inc.* (Oil & Gas)	285	13,241
Clean Harbors, Inc.* (Environmental Control)	285	18,078
Clearwater Paper Corp.* (Forest Products & Paper)	190	12,099
Cleco Corp. (Electric)	1,235	33,839
CoBiz Financial, Inc. (Banks)	1,045	7,461
Coeur d’Alene Mines Corp.* (Mining)	1,235	22,131
Cogent Communications Group, Inc.* (Internet)	665	6,790
Cogent, Inc.* (Electronics)	1,140	11,799
Cognex Corp. (Machinery—Diversified)	950	19,864
Coherent, Inc.* (Electronics)	380	14,277
Coldwater Creek, Inc.* (Retail)	1,615	11,434
Collective Brands, Inc.* (Retail)	1,045	24,505
Colonial Properties Trust (REIT)	1,045	16,480
Columbia Banking System, Inc. (Banks)	475	10,678
Columbia Sportswear Co. (Apparel)	380	21,105
Columbus McKinnon Corp. NY* (Machinery—Diversified)	760	13,703
Community Bank System, Inc. (Banks)	665	16,406
Community Trust Bancorp, Inc. (Banks)	570	17,111
Commvault Systems, Inc.* (Software)	760	15,922
Complete Production Services, Inc.* (Oil & Gas Services)	760	11,468
Computer Programs & Systems, Inc. (Software)	380	17,123
comScore, Inc.* (Internet)	665	12,070
Comtech Telecommunications Corp.* (Telecommunications)	475	14,839
Comverge, Inc.* (Energy—Alternate Sources)	665	7,541
Concur Technologies, Inc.* (Software)	570	23,889
Conseco, Inc.* (Insurance)	3,800	22,420
Consolidated Communications Holdings, Inc. (Telecommunications)	950	17,622
Consolidated Graphics, Inc.* (Commercial Services)	190	7,963
Consolidated-Tomoka Land Co. (Real Estate)	285	9,741
Constant Contact, Inc.* (Internet)	570	14,563
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,045	22,175
Corinthian Colleges, Inc.* (Commercial Services)	1,330	20,775
CoStar Group, Inc.* (Commercial Services)	380	16,701
Cousins Properties, Inc. (REIT)	1,045	8,423
Cracker Barrel Old Country Store, Inc. (Retail)	380	18,761
Credit Acceptance Corp.* (Diversified Financial Services)	95	4,285
Crocs, Inc.* (Apparel)	1,330	12,848
Crosstex Energy, Inc.* (Oil & Gas)	855	7,721
CSG Systems International, Inc.* (Software)	570	12,950
Cubic Corp. (Electronics)	285	10,633

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	$23,429
Curis, Inc.* (Biotechnology)	1,710	5,643
Curtiss-Wright Corp. (Aerospace/Defense)	570	20,332
Cyberonics, Inc.* (Healthcare—Products)	475	9,277
CyberSource Corp.* (Internet)	1,045	26,836
Cymer, Inc.* (Electronics)	760	25,954
Cytokinetics, Inc.* (Biotechnology)	1,520	4,894
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	27,922
Darling International, Inc.* (Environmental Control)	1,520	14,425
DCT Industrial Trust, Inc. (REIT)	2,945	15,491
DealerTrack Holdings, Inc.* (Internet)	665	10,141
Deckers Outdoor Corp.* (Apparel)	285	40,065
Delphi Financial Group, Inc.—Class A (Insurance)	760	20,900
Deltic Timber Corp. (Forest Products & Paper)	190	9,998
Deluxe Corp. (Commercial Services)	760	15,937
DemandTec, Inc.* (Software)	1,235	8,349
DepoMed, Inc.* (Pharmaceuticals)	1,615	6,508
Developers Diversified Realty Corp. (REIT)	2,565	31,524
Dexcom, Inc.* (Healthcare—Products)	855	9,362
DG Fastchannel, Inc.* (Media)	380	13,368
DHT Maritime, Inc. (Transportation)	1,805	8,520
Diamond Foods, Inc. (Food)	380	16,230
DiamondRock Hospitality Co. (REIT)	2,286	25,123
Digi International, Inc.* (Software)	760	8,140
Digital River, Inc.* (Internet)	570	15,926
Dillards, Inc.—Class A (Retail)	950	26,676
DineEquity, Inc.* (Retail)	285	11,722
Diodes, Inc.* (Semiconductors)	760	16,317
Dionex Corp.* (Electronics)	380	30,997
Dolan Media* (Media)	665	7,907
Dollar Financial Corp.* (Commercial Services)	285	6,672
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	475	20,895
Domino’s Pizza, Inc.* (Retail)	665	10,248
Domtar Corp.* (Forest Products & Paper)	570	40,379
Dress Barn, Inc.* (Retail)	475	13,148
Drew Industries, Inc.* (Building Materials)	475	12,184
Drill-Quip, Inc.* (Oil & Gas Services)	380	22,013
drugstore.com, Inc.* (Internet)	1,900	6,954
DTS, Inc.* (Home Furnishings)	380	12,631
Durect Corp.* (Pharmaceuticals)	3,895	11,101
Dyax Corp.* (Pharmaceuticals)	1,235	4,323
Dycom Industries, Inc.* (Engineering & Construction)	760	8,071
E* TRADE Financial Corp.* (Diversified Financial Services)	23,370	39,262
East West Bancorp, Inc. (Banks)	1,425	27,916
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,990	24,419
Echelon Corp.* (Computers)	570	5,387
Eclipsys Corp.* (Software)	1,045	21,611
Education Realty Trust, Inc. (REIT)	1,520	10,746
eHealth, Inc.* (Insurance)	760	10,420
Einstein Noah Restaurant Group, Inc.* (Retail)	475	6,166
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	760	13,840
EMCOR Group, Inc.* (Engineering & Construction)	1,140	32,558
Emergency Medical Services Corp.—Class A* (Commercial Services)	570	30,142
Emergent Biosolutions, Inc.* (Biotechnology)	380	6,186
Emeritus Corp.* (Healthcare—Services)	285	6,384
Employers Holdings, Inc. (Insurance)	855	14,090
Emulex Corp.* (Semiconductors)	1,330	15,627
EnerNOC, Inc.* (Electric)	285	8,288
EnerSys* (Electrical Components & Equipment)	760	19,669
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	380	12,000
Enstar Group, Ltd.* (Insurance)	190	12,563
Entegris, Inc.* (Semiconductors)	2,185	13,525
Entertainment Properties Trust (REIT)	760	33,227
Entropic Communications, Inc.* (Semiconductors)	1,045	5,518
Enzo Biochem, Inc.* (Biotechnology)	1,330	7,940
Epicor Software Corp.* (Software)	1,425	13,081
Epoch Holding Corp. (Diversified Financial Services)	855	11,047
Equity Lifestyle Properties, Inc. (REIT)	285	15,820
Equity One, Inc. (REIT)	1,235	23,971
eResearchTechnology, Inc.* (Internet)	1,520	11,202
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	380	11,723
Esterline Technologies Corp.* (Aerospace/Defense)	475	26,495
Euronet Worldwide, Inc.* (Commercial Services)	950	15,133
ev3, Inc.* (Healthcare—Products)	1,045	19,991
Evercore Partners, Inc.—Class A (Diversified Financial Services)	285	10,214
Exelixis, Inc.* (Biotechnology)	1,710	9,884
Exide Technologies* (Electrical Components & Equipment)	1,045	6,207
Exlservice Holdings, Inc.* (Commercial Services)	570	9,074
Exponent, Inc.* (Commercial Services)	380	11,328
Extra Space Storage, Inc. (REIT)	1,045	15,696
EZCORP, Inc.—Class A* (Retail)	570	11,805
F.N.B. Corp. (Banks)	2,090	19,479
Fair Isaac Corp. (Software)	760	16,006
FalconStor Software, Inc.* (Software)	1,805	5,397
Farmer Brothers Co. (Beverages)	950	17,774
FARO Technologies, Inc.* (Electronics)	475	11,975
FEI Co.* (Electronics)	950	21,375
FelCor Lodging Trust, Inc.* (REIT)	1,235	10,016
Ferro Corp.* (Chemicals)	1,520	16,598
First Cash Financial Services, Inc.* (Retail)	665	14,670

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
First Commonwealth Financial Corp. (Banks)	1,710	$11,201
First Community Bancshares, Inc. (Banks)	855	14,236
First Financial Bancorp (Banks)	760	14,524
First Financial Bankshares, Inc. (Banks)	380	20,322
First Financial Corp. (Banks)	475	13,846
First Financial Northwest, Inc. (Savings & Loans)	1,805	11,642
First Merchants Corp. (Banks)	855	7,473
First Midwest Bancorp, Inc. (Banks)	1,235	18,772
First Potomac Realty Trust (REIT)	855	13,868
FirstMerit Corp. (Banks)	1,425	33,487
Fisher Communications, Inc.* (Media)	380	5,715
Flow International Corp.* (Machinery—Diversified)	1,330	4,203
Flushing Financial Corp. (Savings & Loans)	760	10,344
Force Protection, Inc.* (Auto Manufacturers)	1,330	7,116
Forestar Group, Inc.* (Real Estate)	665	14,989
FormFactor, Inc.* (Semiconductors)	760	11,408
Forward Air Corp. (Transportation)	570	15,971
Fossil, Inc.* (Household Products/Wares)	665	25,868
FPIC Insurance Group, Inc.* (Insurance)	285	7,758
Franklin Covey Co.* (Commercial Services)	1,805	14,223
Franklin Electric Co., Inc. (Hand/Machine Tools)	570	19,944
Franklin Street Properties Corp. (REIT)	1,330	19,604
Fred’s, Inc. (Retail)	1,045	14,515
Fresh Del Monte Produce, Inc.* (Food)	1,425	29,740
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	190	5,979
FuelCell Energy, Inc.* (Energy—Alternate Sources)	2,280	6,270
Fuller (H.B.) Co. (Chemicals)	950	22,277
Furniture Brands International, Inc.* (Home Furnishings)	855	7,079
Fushi Copperweld, Inc.* (Electrical Components & Equipment)	665	7,355
FX Energy, Inc.* (Oil & Gas)	2,850	12,283
G & K Services, Inc. (Textiles)	380	10,446
Gartner Group, Inc.* (Commercial Services)	1,140	27,451
Gaylord Entertainment Co.* (Lodging)	570	19,237
GenCorp, Inc.* (Aerospace/Defense)	855	5,318
General Communication, Inc.—Class A* (Telecommunications)	1,710	10,517
General Maritime Corp. (Oil & Gas Services)	1,235	10,016
General Moly, Inc.* (Mining)	2,280	8,527
Genesco, Inc.* (Retail)	570	18,975
Genesee & Wyoming, Inc.—Class A* (Transportation)	855	33,430
Genoptix, Inc.* (Healthcare—Services)	475	18,378
Gentiva Health Services, Inc.* (Healthcare—Services)	475	13,623
GeoEye, Inc.* (Telecommunications)	380	10,830
Geokinetics, Inc.* (Oil & Gas Services)	475	4,152
GFI Group, Inc. (Diversified Financial Services)	1,140	7,866
Gibraltar Industries, Inc.* (Iron/Steel)	285	4,281
Glacier Bancorp, Inc. (Banks)	1,235	22,835
Glatfelter (Forest Products & Paper)	760	11,164
Glimcher Realty Trust (REIT)	2,090	14,233
Global Crossing, Ltd.* (Telecommunications)	950	14,107
Global Industries, Ltd.* (Oil & Gas Services)	1,615	10,821
Golar LNG, Ltd. (Transportation)	665	8,638
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,090	35,237
Gran Tierra Energy, Inc.* (Oil & Gas)	3,515	21,301
Grand Canyon Education, Inc.* (Commercial Services)	380	9,188
Granite Construction, Inc. (Engineering & Construction)	475	15,965
Graphic Packaging Holding Co.* (Packaging & Containers)	1,995	7,362
Greatbatch, Inc.* (Electrical Components & Equipment)	855	19,101
Greenlight Capital Re, Ltd.—Class A* (Insurance)	570	14,603
Group 1 Automotive, Inc.* (Retail)	475	14,749
GSE Systems, Inc.* (Software)	1,140	6,384
GSI Commerce, Inc.* (Internet)	665	18,121
GulfMark Offshore, Inc.—Class A* (Transportation)	475	16,373
Gulfport Energy Corp.* (Oil & Gas)	1,140	14,250
Haemonetics Corp.* (Healthcare—Products)	380	21,987
Halozyme Therapeutics, Inc.* (Biotechnology)	1,520	12,950
Hancock Holding Co. (Banks)	475	19,418
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	1,330	24,791
Harmonic, Inc.* (Telecommunications)	1,805	12,346
Hawaiian Holdings, Inc.* (Airlines)	1,425	10,118
Haynes International, Inc. (Metal Fabricate/Hardware)	285	10,234
Headwaters, Inc.* (Energy—Alternate Sources)	1,045	6,270
Healthcare Services Group, Inc. (Commercial Services)	1,045	22,457
HEALTHSOUTH Corp.* (Healthcare—Services)	1,235	25,268
HealthSpring, Inc.* (Healthcare—Services)	760	13,376
Healthways, Inc.* (Healthcare—Services)	760	12,380
Heartland Payment Systems, Inc. (Commercial Services)	475	8,731
Hecla Mining Co.* (Mining)	3,040	18,149
HEICO Corp. (Aerospace/Defense)	475	20,458
Heidrick & Struggles International, Inc. (Commercial Services)	380	10,036

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Products/Wares)	570	$15,396
Hercules Offshore, Inc.* (Oil & Gas Services)	2,090	8,276
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,045	11,328
Herman Miller, Inc. (Office Furnishings)	1,330	28,223
Hersha Hospitality Trust (REIT)	2,280	13,156
Hexcel Corp.* (Aerospace/Defense Equipment)	1,425	23,085
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	190	4,623
Hibbett Sports, Inc.* (Retail)	475	13,062
Highwoods Properties, Inc. (REIT)	855	27,334
Hittite Microwave Corp.* (Semiconductors)	570	29,230
HMS Holdings Corp.* (Commercial Services)	475	25,412
HNI Corp. (Office Furnishings)	665	20,642
Home Properties, Inc. (REIT)	475	23,603
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	570	13,948
Hot Topic, Inc. (Retail)	1,045	7,984
HSN, Inc.* (Retail)	475	14,312
Hub Group, Inc.—Class A* (Transportation)	950	30,409
Human Genome Sciences, Inc.* (Biotechnology)	2,660	73,655
Huron Consulting Group, Inc.* (Commercial Services)	285	6,675
IBERIABANK Corp. (Banks)	285	17,567
Iconix Brand Group, Inc.* (Apparel)	1,140	19,676
ICU Medical, Inc.* (Healthcare—Products)	570	20,298
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,330	6,145
iGATE Corp. (Computers)	665	8,233
II-VI, Inc.* (Electronics)	475	17,033
Imation Corp.* (Computers)	1,615	17,507
Immucor, Inc.* (Healthcare—Products)	855	18,306
ImmunoGen, Inc.* (Biotechnology)	1,330	13,180
Immunomedics, Inc.* (Biotechnology)	1,425	4,988
Impax Laboratories, Inc.* (Pharmaceuticals)	1,045	18,914
Imperial Sugar Co. (Food)	285	4,569
Incyte, Corp.* (Biotechnology)	1,330	17,849
Independent Bank Corp./MA (Banks)	665	17,250
Infinera Corp.* (Telecommunications)	1,425	13,039
Infinity Property & Casualty Corp. (Insurance)	380	17,529
Informatica Corp.* (Software)	1,140	28,511
InfoSpace, Inc.* (Internet)	475	4,973
Ingles Markets, Inc.—Class A (Food)	665	10,660
Inland Real Estate Corp. (REIT)	2,565	24,162
Innophos Holdings, Inc. (Chemicals)	380	10,826
Innospec, Inc.* (Chemicals)	570	7,587
Insight Enterprises, Inc.* (Retail)	760	11,423
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	665	15,940
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	8,460
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,045	12,812
Insulet Corp.* (Healthcare—Products)	570	7,866
Integra LifeSciences Holdings* (Biotechnology)	665	30,211
Inter Parfums, Inc. (Cosmetics/Personal Care)	665	11,491
Interactive Intelligence, Inc.* (Software)	380	7,513
InterDigital, Inc.* (Telecommunications)	665	18,401
Interface, Inc.—Class A (Office Furnishings)	1,235	16,154
Intermec, Inc.* (Machinery—Diversified)	1,140	13,076
InterMune, Inc.* (Biotechnology)	855	36,389
Internap Network Services Corp.* (Internet)	1,140	6,589
International Bancshares Corp. (Banks)	950	22,961
International Coal Group, Inc.* (Coal)	1,900	10,013
Internet Brands, Inc.—Class A* (Internet)	1,045	10,816
Internet Capital Group, Inc.* (Internet)	1,045	10,335
Interval Leisure Group, Inc.* (Leisure Time)	665	9,835
Intevac, Inc.* (Machinery—Diversified)	380	5,290
Invacare Corp. (Healthcare—Products)	570	15,065
Invesco Mortgage Capital, Inc. (REIT)	380	7,847
Investors Real Estate Trust (REIT)	1,425	12,440
ION Geophysical Corp.* (Oil & Gas Services)	1,615	9,706
Iowa Telecommunications Services, Inc. (Telecommunications)	665	11,199
IPC The Hospitalist Co.* (Healthcare—Services)	285	8,846
IPG Photonics Corp.* (Telecommunications)	665	11,644
iRobot Corp.* (Machinery—Diversified)	475	9,586
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	16,340
Isle of Capri Casinos, Inc.* (Entertainment)	760	8,276
Ixia* (Telecommunications)	1,520	15,580
J. Crew Group, Inc.* (Retail)	760	35,317
j2 Global Communications, Inc.* (Internet)	760	18,301
Jack Henry & Associates, Inc. (Computers)	855	21,820
Jack in the Box, Inc.* (Retail)	855	20,110
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	665	10,168
James River Coal Co.* (Coal)	570	10,727
JDA Software Group, Inc.* (Software)	475	13,727
JetBlue Airways Corp.* (Airlines)	3,990	22,304
Jo-Ann Stores, Inc.* (Retail)	475	20,957
John Bean Technologies Corp. (Miscellaneous Manufacturing)	570	10,471

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Jones Apparel Group, Inc. (Apparel)	1,615	$35,142
Jos. A. Bank Clothiers, Inc.* (Retail)	285	17,345
K-V Pharmaceutical Co.* (Pharmaceuticals)	855	1,325
Kaiser Aluminum Corp. (Mining)	285	11,454
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	570	7,353
Kaydon Corp. (Metal Fabricate/Hardware)	475	19,774
KBW, Inc.* (Diversified Financial Services)	1,140	34,143
Kelly Services, Inc.—Class A* (Commercial Services)	665	10,693
Kendle International, Inc.* (Commercial Services)	285	4,717
Kenexa Corp.* (Commercial Services)	570	8,556
Key Energy Services, Inc.* (Oil & Gas Services)	1,900	20,634
Kforce, Inc.* (Commercial Services)	570	7,917
Kilroy Realty Corp. (REIT)	760	26,646
Kindred Healthcare, Inc.* (Healthcare—Services)	855	15,253
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,425	22,159
Knight Transportation, Inc. (Transportation)	950	20,225
Knoll, Inc. (Office Furnishings)	1,140	15,937
Knology, Inc.* (Telecommunications)	1,045	13,721
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	665	18,733
Korn/Ferry International* (Commercial Services)	760	12,320
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,425	11,685
KVH Industries, Inc.* (Telecommunications)	475	7,158
L-1 Identity Solutions, Inc.* (Electronics)	1,235	10,707
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	475	14,060
La-Z-Boy, Inc.* (Home Furnishings)	855	11,149
LaBarge, Inc.* (Electronics)	950	11,742
LaBranche & Co., Inc.* (Diversified Financial Services)	1,330	6,570
Lance, Inc. (Food)	855	19,819
Landauer, Inc. (Commercial Services)	285	19,423
Landec Corp.* (Chemicals)	1,330	8,153
LaSalle Hotel Properties (REIT)	855	22,529
Lattice Semiconductor Corp.* (Semiconductors)	2,565	13,518
Lawson Software, Inc.* (Software)	1,900	14,744
Layne Christensen Co.* (Engineering & Construction)	380	10,404
Learning Tree International, Inc.* (Commercial Services)	950	15,019
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,565	4,130
Lexington Realty Trust (REIT)	1,710	12,107
LHC Group, Inc.* (Healthcare—Services)	285	9,719
Life Time Fitness, Inc.* (Leisure Time)	475	17,461
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	4,940	9,090
Liquidity Services, Inc.* (Internet)	855	9,721
Lithia Motors, Inc.—Class A* (Retail)	570	4,549
Littelfuse, Inc.* (Electrical Components & Equipment)	380	16,047
Live Nation, Inc.* (Commercial Services)	2,090	32,792
LivePerson, Inc.* (Computers)	1,045	8,632
Liz Claiborne, Inc.* (Apparel)	1,425	12,454
Loral Space & Communications, Inc.* (Telecommunications)	190	8,181
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,805	21,227
LSB Industries, Inc.* (Miscellaneous Manufacturing)	475	8,436
LTC Properties, Inc. (REIT)	475	13,252
Lufkin Industries, Inc. (Oil & Gas Services)	190	16,175
Lululemon Athletica, Inc.* (Retail)	475	17,869
Lumber Liquidators Holdings, Inc.* (Retail)	285	8,681
Luminex Corp.* (Healthcare—Products)	760	12,358
M&F Worldwide Corp.* (Food)	190	5,825
Magellan Health Services, Inc.* (Healthcare—Services)	380	16,040
ManTech International Corp.—Class A* (Software)	285	12,834
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	380	6,825
Martek Biosciences Corp.* (Biotechnology)	570	12,557
Masimo Corp. (Healthcare—Products)	855	20,016
MasTec, Inc.* (Telecommunications)	855	10,696
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	570	19,950
Max Capital Group, Ltd. (Insurance)	665	14,829
Maxwell Technologies, Inc.* (Computers)	475	6,854
Maxygen, Inc.* (Biotechnology)	1,235	7,916
MB Financial, Inc. (Banks)	760	18,620
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	760	7,532
McGrath Rentcorp (Commercial Services)	950	24,690
Measurement Specialties, Inc.* (Electronics)	475	7,823
Medallion Financial Corp. (Investment Companies)	2,185	17,480
MedAssets, Inc.* (Software)	665	15,182
Mediacom Communications Corp.—Class A* (Media)	2,185	14,465
Medical Properties Trust, Inc. (REIT)	1,425	14,321
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	855	21,700
Mentor Graphics Corp.* (Computers)	1,805	16,227
MercadoLibre, Inc.* (Commercial Services)	380	19,160
Mercury Computer Systems, Inc.* (Computers)	570	7,330
Meridian Bioscience, Inc. (Healthcare—Products)	1,045	20,890

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Meritage Homes Corp.* (Home Builders)	760	$18,073
Metabolix, Inc.* (Miscellaneous Manufacturing)	475	5,923
Methode Electronics, Inc. (Electronics)	475	5,273
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,710	15,766
MFA Financial, Inc. (REIT)	3,705	26,343
MGE Energy, Inc. (Electric)	1,805	66,352
MGIC Investment Corp.* (Insurance)	1,615	16,844
Micromet, Inc.* (Biotechnology)	950	7,239
Microsemi Corp.* (Semiconductors)	1,235	20,452
MicroStrategy, Inc.—Class A* (Software)	190	14,554
Minerals Technologies, Inc. (Chemicals)	475	27,407
MKS Instruments, Inc.* (Semiconductors)	1,140	25,855
ModusLink Global Solutions, Inc.* (Internet)	665	5,938
Momenta Pharmaceuticals, Inc.* (Biotechnology)	665	9,230
Monolithic Power Systems, Inc.* (Semiconductors)	570	14,050
Monro Muffler Brake, Inc. (Commercial Services)	475	17,033
Montpelier Re Holdings, Ltd. (Insurance)	1,045	17,347
Moog, Inc.—Class A* (Aerospace/Defense)	665	24,718
Movado Group, Inc.* (Retail)	570	7,074
Move, Inc.* (Internet)	4,085	8,987
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,995	11,172
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	285	11,956
Nash Finch Co. (Food)	285	9,981
National CineMedia, Inc. (Entertainment)	760	14,470
National Financial Partners* (Diversified Financial Services)	760	11,696
National Penn Bancshares, Inc. (Banks)	2,185	15,994
National Retail Properties, Inc. (REIT)	1,330	31,295
Natural Gas Services Group, Inc.* (Oil & Gas Services)	475	8,517
Natus Medical, Inc.* (Healthcare—Products)	1,140	19,426
Navigant Consulting Co.* (Commercial Services)	1,330	17,130
NBT Bancorp, Inc. (Banks)	1,330	32,545
Nektar Therapeutics* (Biotechnology)	1,330	18,567
Neogen Corp.* (Pharmaceuticals)	665	17,483
Ness Technologies, Inc.* (Commercial Services)	950	6,147
Netezza Corp.* (Computers)	1,140	15,607
NETGEAR, Inc.* (Telecommunications)	570	15,424
Netlogic Microsystems, Inc.* (Semiconductors)	760	23,689
NetScout Systems, Inc.* (Computers)	1,140	16,553
NeurogesX, Inc.* (Pharmaceuticals)	1,140	11,400
Neutral Tandem, Inc.* (Telecommunications)	475	8,051
New Jersey Resources Corp. (Gas)	855	32,259
NewAlliance Bancshares, Inc. (Savings & Loans)	1,710	22,281
NewMarket Corp. (Chemicals)	95	10,450
Newpark Resources, Inc.* (Oil & Gas Services)	1,425	9,519
Newport Corp.* (Electronics)	855	10,115
Nicor, Inc. (Gas)	570	24,801
NL Industries, Inc. (Miscellaneous Manufacturing)	1,425	12,098
Nordson Corp. (Machinery—Diversified)	475	34,114
Northern Oil & Gas, Inc.* (Oil & Gas)	1,140	18,536
NorthStar Realty Finance Corp. (REIT)	1,140	5,381
Northwest Natural Gas Co. (Gas)	475	22,510
Northwest Pipe Co.* (Metal Fabricate/Hardware)	285	6,874
Novatel Wireless, Inc.* (Telecommunications)	570	3,905
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,280	15,892
Nu Skin Enterprises, Inc. (Retail)	855	25,701
Nutri/System, Inc. (Commercial Services)	380	7,345
NuVasive, Inc.* (Healthcare—Products)	380	15,808
NxStage Medical, Inc.* (Healthcare—Products)	855	10,876
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,235	16,648
Ocwen Financial Corp.* (Diversified Financial Services)	1,140	13,167
Odyssey Healthcare, Inc.* (Healthcare—Services)	570	11,873
OfficeMax, Inc.* (Retail)	1,235	23,465
Oilsands Quest, Inc.* (Oil & Gas)	5,700	5,041
Old Dominion Freight Line, Inc.* (Transportation)	475	17,043
Old National Bancorp (Banks)	1,520	20,383
Olin Corp. (Chemicals)	1,235	25,935
Olympic Steel, Inc. (Iron/Steel)	475	15,095
OM Group, Inc.* (Chemicals)	475	17,931
OMEGA Healthcare Investors, Inc. (REIT)	1,710	34,234
Omnicell, Inc.* (Software)	855	11,414
OmniVision Technologies, Inc.* (Semiconductors)	950	16,682
Omnova Solutions, Inc.* (Chemicals)	760	5,814
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	950	27,426
Oplink Communications, Inc.* (Telecommunications)	855	12,919
optionsXpress Holdings, Inc.* (Diversified Financial Services)	1,045	18,549
Orbital Sciences Corp.* (Aerospace/Defense)	1,045	19,207
Orbitz Worldwide, Inc.* (Internet)	570	3,756
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	760	5,153

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,140	$15,561
Orion Marine Group, Inc.* (Engineering & Construction)	570	10,807
Orthovita, Inc.* (Healthcare—Products)	1,995	7,980
OSI Systems, Inc.* (Electronics)	285	7,421
Otter Tail Corp. (Electric)	855	18,998
Owens & Minor, Inc. (Distribution/Wholesale)	855	26,890
P.F. Chang’s China Bistro, Inc.* (Retail)	285	12,437
Pacific Sunwear of California, Inc.* (Retail)	1,520	7,691
PacWest Bancorp (Banks)	665	15,967
PAETEC Holding Corp.* (Telecommunications)	2,660	13,247
Pain Therapeutics, Inc.* (Pharmaceuticals)	2,090	12,540
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	570	15,470
Parametric Technology Corp.* (Software)	1,710	31,789
PAREXEL International Corp.* (Commercial Services)	950	22,401
Park Electrochemical Corp. (Electronics)	570	17,220
Parker Drilling Co.* (Oil & Gas)	2,090	11,558
Parkway Properties, Inc. (REIT)	475	9,358
Patriot Coal Corp.* (Coal)	855	16,835
Patriot Transportation Holding, Inc.* (Transportation)	95	7,974
PDL BioPharma, Inc. (Biotechnology)	1,805	10,505
Peet’s Coffee & Tea, Inc.* (Beverages)	285	11,292
Pegasystems, Inc. (Software)	285	9,026
Penn Virginia Corp. (Oil & Gas)	760	19,388
Penns Woods Bancorp, Inc. (Banks)	285	9,134
Petroleum Development* (Oil & Gas)	380	8,896
PetroQuest Energy, Inc.* (Oil & Gas)	1,330	7,860
Pharmasset, Inc.* (Pharmaceuticals)	380	12,312
PharMerica Corp.* (Pharmaceuticals)	855	16,501
Phase Forward, Inc.* (Software)	1,045	17,566
PHH Corp.* (Commercial Services)	855	19,400
PHI, Inc.* (Transportation)	285	5,925
Photronics, Inc.* (Semiconductors)	1,330	7,249
PICO Holdings, Inc.* (Water)	380	13,509
Piedmont Natural Gas Co., Inc. (Gas)	760	20,900
Pier 1 Imports, Inc.* (Retail)	1,805	14,945
Pinnacle Entertainment, Inc.* (Entertainment)	1,140	15,424
Pinnacle Financial Partners, Inc.* (Banks)	570	8,710
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	285	11,218
Plantronics, Inc. (Telecommunications)	760	25,232
Platinum Underwriters Holdings, Ltd. (Insurance)	665	24,745
Plexus Corp.* (Electronics)	665	24,638
PMFG, Inc.* (Miscellaneous Manufacturing)	285	4,098
PMI Group, Inc.* (Insurance)	1,425	7,424
Polaris Industries, Inc. (Leisure Time)	380	22,485
Polycom, Inc.* (Telecommunications)	1,425	46,384
PolyOne Corp.* (Chemicals)	1,330	15,042
Pool Corp. (Distribution/Wholesale)	1,045	25,634
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	18,944
Portland General Electric Co. (Electric)	3,230	64,212
Post Properties, Inc. (REIT)	1,045	26,919
Potlatch Corp. (Forest Products & Paper)	1,140	42,704
Powell Industries, Inc.* (Electrical Components & Equipment)	380	12,760
Power Integrations, Inc. (Semiconductors)	380	14,622
PowerSecure International, Inc.* (Electrical Components & Equipment)	760	8,558
POZEN, Inc.* (Pharmaceuticals)	1,520	16,462
Premiere Global Services, Inc.* (Telecommunications)	950	8,902
Prestige Brands Holdings, Inc.* (Healthcare—Products)	1,615	15,730
PrivateBancorp, Inc. (Banks)	760	10,883
ProAssurance Corp.* (Insurance)	380	23,161
Progress Software Corp.* (Software)	1,045	33,701
Prosperity Bancshares, Inc. (Banks)	855	33,533
Provident Financial Services, Inc. (Savings & Loans)	1,235	16,277
Provident New York Bancorp (Savings & Loans)	1,425	14,635
PS Business Parks, Inc. (REIT)	190	11,400
PSS World Medical, Inc.* (Healthcare—Products)	855	20,033
Psychiatric Solutions, Inc.* (Healthcare—Services)	950	30,561
Quanex Building Products Corp. (Building Materials)	760	14,440
Quest Software, Inc.* (Software)	760	13,323
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,425	13,879
Quidel Corp.* (Healthcare—Products)	570	8,402
Quiksilver, Inc.* (Apparel)	1,710	9,114
Rackspace Hosting, Inc.* (Internet)	950	17,052
Radian Group, Inc. (Insurance)	1,330	18,873
Radiant Systems, Inc.* (Computers)	1,045	14,703
Ramco-Gershenson Properties Trust (REIT)	950	11,837
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	8,653
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	570	17,989
RCN Corp.* (Telecommunications)	1,520	22,314
RealNetworks, Inc.* (Internet)	1,425	5,914
Red Robin Gourmet Burgers, Inc.* (Retail)	570	13,914
Redwood Trust, Inc. (REIT)	1,235	20,600
Regal-Beloit Corp. (Hand/Machine Tools)	570	36,064
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	950	24,253
Regis Corp. (Retail)	855	16,348
RehabCare Group, Inc.* (Healthcare—Services)	475	13,547

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Rent-A-Center, Inc.* (Commercial Services)	855	$22,076
Republic Airways Holdings, Inc.* (Airlines)	855	5,352
Resources Connection, Inc.* (Commercial Services)	570	9,998
Revlon, Inc.—Class A* (Cosmetics/Personal Care)	285	4,993
Rex Energy Corp.* (Oil & Gas)	570	7,581
REX Stores Corp.* (Energy—Alternate Sources)	380	6,521
RF Micro Devices, Inc.* (Telecommunications)	3,990	22,424
Rigel Pharmaceuticals, Inc.* (Healthcare—Products)	1,045	8,120
RightNow Technologies, Inc.* (Software)	475	7,790
Riverbed Technology, Inc.* (Computers)	855	26,496
RLI Corp. (Insurance)	475	27,550
Rochester Medical Corp.* (Healthcare—Products)	760	9,112
Rock-Tenn Co.—Class A (Forest Products & Paper)	570	29,412
Rockwood Holdings, Inc.* (Chemicals)	665	19,910
Rofin-Sinar Technologies, Inc.* (Electronics)	475	12,616
Rogers Corp.* (Electronics)	380	12,719
Rollins, Inc. (Commercial Services)	950	20,662
Rosetta Resources, Inc.* (Oil & Gas)	855	21,289
RPC, Inc. (Oil & Gas Services)	570	7,781
RSC Holdings, Inc.* (Commercial Services)	950	8,712
RTI International Metals, Inc.* (Mining)	475	12,849
Ruby Tuesday, Inc.* (Retail)	1,615	18,072
Ruddick Corp. (Food)	855	30,216
Rue21, Inc.* (Retail)	190	6,004
S.Y. Bancorp, Inc. (Banks)	665	15,787
Safeguard Scientifics, Inc.* (Internet)	665	9,150
Saia, Inc.* (Transportation)	760	12,593
Saks, Inc.* (Retail)	1,805	17,599
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	950	38,190
Sally Beauty Holdings, Inc.* (Retail)	1,330	12,701
Sanderson Farms, Inc. (Food)	475	26,918
Sandy Spring Bancorp, Inc. (Banks)	475	8,289
Sangamo BioSciences, Inc.* (Biotechnology)	1,140	7,022
Sapient Corp. (Internet)	1,615	16,521
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,140	16,530
SAVVIS, Inc.* (Telecommunications)	665	11,704
ScanSource, Inc.* (Distribution/Wholesale)	665	18,527
SCBT Financial Corp. (Banks)	475	18,900
Schiff Nutrition International, Inc. (Pharmaceuticals)	570	4,041
School Specialty, Inc.* (Retail)	475	11,144
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	16,222
Seabright Insurance Holdings (Insurance)	855	9,302
SeaChange International, Inc.* (Software)	950	7,914
Seattle Genetics, Inc.* (Biotechnology)	1,615	20,349
Selective Insurance Group, Inc. (Insurance)	1,235	20,637
Semtech Corp.* (Semiconductors)	855	15,518
Sensient Technologies Corp. (Chemicals)	665	20,967
Shenandoah Telecommunications Co. (Telecommunications)	665	11,810
ShoreTel, Inc.* (Telecommunications)	950	6,223
Shuffle Master, Inc.* (Entertainment)	1,425	13,680
Shutterfly, Inc.* (Internet)	570	13,412
Signature Bank* (Banks)	950	38,361
Silgan Holdings, Inc. (Packaging & Containers)	570	34,388
Silicon Graphics International Corp.* (Computers)	665	6,577
Simmons First National Corp.—Class A (Banks)	665	18,673
Simpson Manufacturing Co., Inc. (Building Materials)	570	19,374
Sinclair Broadcast Group, Inc.—Class A* (Media)	855	5,891
Sirona Dental Systems, Inc.* (Healthcare—Products)	380	15,842
SJW Corp. (Water)	665	18,274
Skechers U.S.A., Inc.—Class A* (Apparel)	475	18,216
Skilled Healthcare Group, Inc.—Class A* (Healthcare—Services)	1,235	8,262
Skyline Corp. (Home Builders)	285	6,643
SkyWest, Inc. (Airlines)	570	8,539
Skyworks Solutions, Inc.* (Semiconductors)	2,280	38,395
Smart Balance, Inc.* (Food)	1,710	11,372
Smart Modular Technologies (WWH), Inc.* (Computers)	665	4,668
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,045	4,650
Smith Corp. (Miscellaneous Manufacturing)	475	24,524
Smith Micro Software, Inc.* (Software)	665	6,311
Solera Holdings, Inc. (Software)	1,045	40,619
Solutia, Inc.* (Chemicals)	1,805	31,768
Sonic Corp.* (Retail)	1,330	15,574
Sonus Networks, Inc.* (Telecommunications)	3,230	8,366
Sotheby’s (Commercial Services)	950	31,730
Sourcefire, Inc.* (Internet)	380	8,501
Southwest Gas Corp. (Gas)	2,185	67,953
Sovran Self Storage, Inc. (REIT)	570	21,027
Spartan Stores, Inc. (Food)	570	8,601
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	6,373
SRA International, Inc.—Class A* (Computers)	1,425	32,889
Stage Stores, Inc. (Retail)	950	14,487
Standard Microsystems Corp.* (Semiconductors)	380	9,758

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Standard Motor Products, Inc. (Auto Parts & Equipment)	570	$6,076
Standard Pacific Corp.* (Home Builders)	2,565	16,442
Starwood Property Trust, Inc. (REIT)	665	12,602
Steelcase, Inc.—Class A (Office Furnishings)	1,520	12,479
STERIS Corp. (Healthcare—Products)	950	31,616
Sterling Bancorp (Banks)	1,995	21,366
Sterling Bancshares, Inc. (Banks)	1,710	10,055
Steven Madden, Ltd.* (Apparel)	475	27,531
Stewart Enterprises, Inc.—Class A (Commercial Services)	2,090	14,170
Stewart Information Services Corp. (Insurance)	475	5,406
Stifel Financial Corp.* (Diversified Financial Services)	380	21,785
Stillwater Mining Co.* (Mining)	855	14,449
Stone Energy Corp.* (Oil & Gas)	665	10,840
Stratasys, Inc.* (Computers)	380	9,059
Strategic Hotels & Resorts, Inc.* (REIT)	1,330	8,539
SuccessFactors, Inc.* (Commercial Services)	760	15,907
Suffolk Bancorp (Banks)	475	14,749
Sun Communities, Inc. (REIT)	760	21,979
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	570	15,966
Sunstone Hotel Investors, Inc.* (REIT)	1,996	25,409
SuperGen, Inc.* (Biotechnology)	1,710	5,045
Superior Well Services, Inc.* (Oil & Gas Services)	285	4,133
Supertex, Inc.* (Semiconductors)	285	7,698
Susquehanna Bancshares, Inc. (Banks)	1,520	16,568
SVB Financial Group* (Banks)	760	37,415
Swift Energy Co.* (Oil & Gas)	760	27,497
Sykes Enterprises, Inc.* (Computers)	380	8,637
Symmetry Medical, Inc.* (Healthcare—Products)	665	7,687
Symyx Technologies, Inc.* (Chemicals)	1,045	5,695
Synchronoss Technologies, Inc.* (Software)	380	7,763
Syniverse Holdings, Inc.* (Telecommunications)	1,045	20,984
SYNNEX Corp.* (Software)	380	10,420
Syntroleum Corp.* (Energy—Alternate Sources)	3,135	7,085
T-3 Energy Services, Inc.* (Oil & Gas Services)	285	8,479
TAL International Group, Inc. (Trucking & Leasing)	855	22,221
Taleo Corp.—Class A* (Software)	570	14,809
Tanger Factory Outlet Centers, Inc. (REIT)	855	35,568
Taser International, Inc.* (Electronics)	1,235	5,842
Team, Inc.* (Commercial Services)	380	6,612
Technitrol, Inc. (Electronics)	950	5,130
Tecumseh Products Co.—Class A* (Machinery—Diversified)	570	7,285
Tekelec* (Telecommunications)	1,140	20,668
TeleCommunication Systems, Inc.—Class A* (Internet)	760	5,252
Teledyne Technologies, Inc.* (Aerospace/Defense)	665	28,994
TeleTech Holdings, Inc.* (Commercial Services)	570	9,434
Tempur-Pedic International, Inc.* (Home Furnishings)	1,045	35,216
Tennant Co. (Machinery—Diversified)	285	9,830
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,045	26,930
Terremark Worldwide, Inc.* (Internet)	1,520	10,898
Tessera Technologies, Inc.* (Semiconductors)	665	13,486
Tetra Tech, Inc.* (Environmental Control)	950	23,132
TETRA Technologies, Inc.* (Oil & Gas Services)	1,235	15,178
Texas Capital Bancshares, Inc.* (Banks)	570	11,343
Texas Roadhouse, Inc.—Class A* (Retail)	855	12,637
Textainer Group Holdings, Ltd. (Trucking & Leasing)	665	15,268
The Andersons, Inc. (Agriculture)	285	10,300
The Cato Corp.—Class A (Retail)	475	11,281
The Children’s Place Retail Stores, Inc.* (Retail)	380	17,412
The Corporate Executive Board Co. (Commercial Services)	475	13,043
The Female Health Co. (Healthcare—Products)	855	5,463
The Finish Line, Inc.—Class A (Retail)	571	9,199
The Geo Group, Inc.* (Commercial Services)	855	18,109
The Gorman-Rupp Co. (Machinery—Diversified)	665	18,547
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	570	4,589
The Greenbrier Cos., Inc.* (Trucking & Leasing)	855	13,919
The Gymboree Corp.* (Apparel)	475	23,337
The Hain Celestial Group, Inc.* (Food)	760	15,033
The Knot, Inc.* (Internet)	950	7,705
The Medicines Co.* (Pharmaceuticals)	1,140	8,368
The Men’s Wearhouse, Inc. (Retail)	950	22,448
The Middleby Corp.* (Machinery—Diversified)	190	11,613
The Navigators Group, Inc.* (Insurance)	285	11,437
The Pantry, Inc.* (Retail)	570	9,017
The Phoenix Cos., Inc.* (Insurance)	1,995	6,444
The Ryland Group, Inc. (Home Builders)	760	17,313
The Timberland Co.—Class A* (Apparel)	855	18,382
The Ultimate Software Group, Inc.* (Software)	380	12,711

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Warnaco Group, Inc.* (Apparel)	950	$45,448
The Wet Seal, Inc.—Class A* (Retail)	1,995	9,436
Theravance, Inc.* (Pharmaceuticals)	855	14,338
Thomas Weisel Partners Group, Inc.* (Diversified Financial Services)	950	7,458
Thoratec Corp.* (Healthcare—Products)	855	38,124
THQ, Inc.* (Software)	1,425	10,830
Tibco Software, Inc.* (Internet)	1,140	12,996
Tier Technologies, Inc.—Class B* (Computers)	1,520	12,722
TiVo, Inc.* (Home Furnishings)	1,805	31,624
TNS, Inc.* (Commercial Services)	475	12,326
TomoTherapy, Inc.* (Healthcare—Products)	1,140	4,435
Tower Group, Inc. (Insurance)	950	21,907
Towers Watson & Co.—Class A (Commercial Services)	570	27,360
Tractor Supply Co. (Retail)	570	38,287
TradeStation Group, Inc.* (Diversified Financial Services)	2,660	22,238
TreeHouse Foods, Inc.* (Food)	475	20,088
TriQuint Semiconductor, Inc.* (Semiconductors)	2,280	17,191
Triumph Group, Inc. (Aerospace/Defense)	380	29,473
True Religion Apparel, Inc.* (Apparel)	475	14,844
TrueBlue, Inc.* (Commercial Services)	570	9,000
TrustCo Bank Corp. NY (Banks)	1,995	13,267
Trustmark Corp. (Banks)	950	23,256
TTM Technologies, Inc.* (Electronics)	855	9,285
Tupperware Corp. (Household Products/Wares)	855	43,665
Tutor Perini Corp.* (Engineering & Construction)	855	20,751
Tyler Technologies, Inc.* (Computers)	855	14,569
U-Store-It Trust (REIT)	1,425	12,283
UAL Corp.* (Airlines)	2,470	53,303
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	475	10,982
Ultralife Corp.* (Electrical Components & Equipment)	950	3,981
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,900	11,628
UMB Financial Corp. (Banks)	665	28,010
Umpqua Holdings Corp. (Banks)	1,615	24,128
Unifi, Inc.* (Apparel)	1,805	6,913
Unisys Corp.* (Computers)	570	15,971
United America Indemnity, Ltd.—Class A* (Insurance)	950	9,025
United Community Banks, Inc.* (Banks)	1,330	7,767
United Fire & Casualty Co. (Insurance)	570	13,036
United Natural Foods, Inc.* (Food)	760	23,324
United Online, Inc. (Internet)	1,615	12,872
United Rentals, Inc.* (Commercial Services)	1,045	15,006
United Stationers, Inc.* (Distribution/Wholesale)	285	17,448
Unitil Corp. (Electric)	1,520	33,562
Universal Corp. (Agriculture)	380	19,676
Universal Electronics, Inc.* (Home Furnishings)	285	6,048
Universal Forest Products, Inc. (Building Materials)	475	19,974
Universal Technical Institute, Inc.* (Commercial Services)	475	11,381
Urstadt Biddle Properties—Class A (REIT)	1,045	17,619
US Airways Group, Inc.* (Airlines)	2,660	18,806
US Ecology, Inc. (Environmental Control)	1,045	16,302
US Gold Corp.* (Mining)	2,755	9,395
USEC, Inc.* (Mining)	2,755	16,530
VAALCO Energy, Inc. (Oil & Gas)	2,090	11,725
Vail Resorts, Inc.* (Entertainment)	475	21,679
Valassis Communications, Inc.* (Commercial Services)	665	21,739
ValueClick, Inc.* (Internet)	1,520	15,626
Vantage Drilling Co.* (Oil & Gas)	2,945	5,301
VASCO Data Security International, Inc.* (Internet)	1,045	6,772
Veeco Instruments, Inc.* (Semiconductors)	570	25,074
VeriFone Holdings, Inc.* (Software)	1,045	19,886
Viad Corp. (Commercial Services)	760	17,784
ViaSat, Inc.* (Telecommunications)	760	26,942
ViewPoint Financial Group (Savings & Loans)	665	11,325
ViroPharma, Inc.* (Pharmaceuticals)	1,330	16,918
Vitacost.com, Inc.* (Internet)	570	4,965
Vital Images, Inc.* (Software)	570	8,995
Vocus, Inc.* (Internet)	855	14,578
Volcano Corp.* (Healthcare—Products)	1,045	25,101
Volterra Semiconductor Corp.* (Semiconductors)	475	11,381
W&T Offshore, Inc. (Oil & Gas)	855	8,097
W.R. Grace & Co.* (Chemicals)	1,045	30,190
Warren Resources, Inc.* (Oil & Gas)	2,090	7,482
Washington REIT (REIT)	1,425	44,816
Watsco, Inc. (Distribution/Wholesale)	570	33,755
Watts Water Technologies, Inc.—Class A (Electronics)	475	16,853
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	855	7,567
Websense, Inc.* (Internet)	855	19,468
Webster Financial Corp. (Banks)	1,045	21,652
WellCare Health Plans, Inc.* (Healthcare—Services)	760	21,759
Werner Enterprises, Inc. (Transportation)	665	14,909
WesBanco, Inc. (Banks)	570	10,990
West Pharmaceutical Services, Inc. (Healthcare—Products)	570	23,854
Westamerica Bancorp (Banks)	380	22,333
Western Alliance Bancorp* (Banks)	855	7,439
WGL Holdings, Inc. (Gas)	950	33,953
Willbros Group, Inc.* (Oil & Gas Services)	665	8,346
Wilshire Bancorp, Inc. (Banks)	665	7,222
Winn-Dixie Stores, Inc.* (Food)	855	10,782

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Winnebago Industries, Inc.* (Home Builders)	475	$7,899
Winthrop Realty Trust (REIT)	570	7,695
Wintrust Financial Corp. (Banks)	380	14,174
Wolverine World Wide, Inc. (Apparel)	950	29,079
Woodward Governor Co. (Electronics)	1,045	33,492
World Fuel Services Corp. (Retail)	950	27,008
Worthington Industries, Inc. (Metal Fabricate/Hardware)	950	15,171
Wright Express Corp.* (Commercial Services)	570	19,363
Wright Medical Group, Inc.* (Healthcare—Products)	760	14,273
XenoPort, Inc.* (Pharmaceuticals)	475	4,940
Zenith National Insurance Corp. (Insurance)	665	25,150
Zep, Inc. (Chemicals)	380	7,007
Zhongpin, Inc.* (Food)	760	9,637
Zoll Medical Corp.* (Healthcare—Products)	570	17,413
Zoran Corp.* (Semiconductors)	1,140	11,092
Zumiez, Inc.* (Retail)	475	8,816
Zymogenetics, Inc.* (Pharmaceuticals)	1,520	9,029

TOTAL COMMON STOCKS (Cost $10,874,585)		15,608,689

	Principal Amount
Repurchase Agreements (81.5%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $6,227,057 (Collateralized by $6,739,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $6,351,790)	$6,227,000	6,227,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $17,439,174 (Collateralized by $17,518,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-3/13/14, market value $17,789,599)	17,439,000	17,439,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $28,761,288 (Collateralized by $24,065,500 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $29,339,489)	28,761,000	28,761,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,735,040 (Collateralized by $3,501,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,811,714)	3,735,000	3,735,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,162,000)		56,162,000

TOTAL INVESTMENT SECURITIES (Cost $67,036,585)—104.1%		71,770,689
Net other assets (liabilities) — (4.1)%		(2,829,637)

NET ASSETS — 100.0%		$68,941,052

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $17,934,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/21/10 (Underlying notional amount at value $12,435,780)	174	$545,661

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$42,490,433	$(1,370,769)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$67,133,804	$(1,979,382)
		$(3,350,151)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Aerospace/Defense	$201,276	0.3%
Aerospace/Defense Equipment	23,085	NM
Agriculture	53,392	0.1%
Airlines	156,071	0.2%
Apparel	360,538	0.5%
Auto Manufacturers	7,116	NM
Auto Parts & Equipment	125,182	0.2%
Banks	999,705	1.5%
Beverages	29,066	NM
Biotechnology	481,640	0.7%
Building Materials	65,972	0.1%
Chemicals	299,712	0.4%
Coal	37,575	0.1%
Commercial Services	968,287	1.4%
Computers	313,734	0.5%
Cosmetics/Personal Care	30,324	NM
Distribution/Wholesale	165,108	0.2%
Diversified Financial Services	297,887	0.4%
Electric	225,251	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

Electrical Components & Equipment	173,459	0.3%
Electronics	456,792	0.7%
Energy—Alternate Sources	33,687	0.1%
Engineering & Construction	114,496	0.2%
Entertainment	129,363	0.2%
Environmental Control	85,189	0.1%
Food	287,448	0.4%
Forest Products & Paper	204,832	0.3%
Gas	202,376	0.3%
Hand/Machine Tools	85,200	0.1%
Healthcare—Products	634,532	0.9%
Healthcare—Services	336,033	0.5%
Home Builders	73,812	0.1%
Home Furnishings	116,920	0.2%
Household Products/Wares	114,271	0.2%
Insurance	481,109	0.7%
Internet	466,795	0.7%
Investment Companies	110,705	0.2%
Iron/Steel	19,376	NM
Leisure Time	89,175	0.1%
Lodging	34,798	0.1%
Machinery—Construction & Mining	15,732	NM
Machinery—Diversified	234,104	0.3%
Media	79,124	0.1%
Metal Fabricate/Hardware	124,335	0.2%
Mining	156,234	0.2%
Miscellaneous Manufacturing	298,236	0.4%
Office Furnishings	93,435	0.1%
Oil & Gas	423,044	0.6%
Oil & Gas Services	223,515	0.3%
Packaging & Containers	49,625	0.1%
Pharmaceuticals	489,647	0.7%
REIT	994,959	1.4%
Real Estate	36,054	0.1%
Retail	1,007,170	1.5%
Savings & Loans	134,441	0.2%
Semiconductors	480,216	0.7%
Software	640,791	0.9%
Telecommunications	651,551	0.9%
Textiles	10,446	NM
Toys/Games/Hobbies	10,168	NM
Transportation	252,245	0.4%
Trucking & Leasing	62,818	0.1%
Water	49,510	0.1%
Other* *	53,332,363	77.4%

Total	$68,941,052	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$15,608,689	$—	$—	$15,608,689
Repurchase Agreements	—	56,162,000	—	56,162,000

Total Investment Securities	15,608,689	56,162,000	—	71,770,689

Other Financial Instruments^	545,661	(3,350,151)	—	(2,804,490)

Total Investments	$16,154,350	$52,811,849	$—	$68,966,199

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (33.2%)
3M Co. (Miscellaneous Manufacturing)	5,896	$522,798
Alcoa, Inc. (Mining)	5,896	79,242
American Express Co. (Diversified Financial Services)	5,896	271,923
AT&T, Inc. (Telecommunications)	5,896	153,650
Bank of America Corp. (Banks)	5,896	105,126
Boeing Co. (Aerospace/Defense)	5,896	427,047
Caterpillar, Inc. (Machinery—Construction & Mining)	5,896	401,459
Chevron Corp. (Oil & Gas)	5,896	480,170
Cisco Systems, Inc.* (Telecommunications)	5,896	158,720
Coca-Cola Co. (Beverages)	5,896	315,141
E.I. du Pont de Nemours & Co. (Chemicals)	5,896	234,897
Exxon Mobil Corp. (Oil & Gas)	5,896	400,044
General Electric Co. (Miscellaneous Manufacturing)	5,896	111,198
Hewlett-Packard Co. (Computers)	5,896	306,415
Home Depot, Inc. (Retail)	5,896	207,834
Intel Corp. (Semiconductors)	5,896	134,606
International Business Machines Corp. (Computers)	5,896	760,584
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,896	251,052
Johnson & Johnson (Healthcare—Products)	5,896	379,113
Kraft Foods, Inc. (Food)	5,896	174,522
McDonald’s Corp. (Retail)	5,896	416,199
Merck & Co., Inc. (Pharmaceuticals)	5,896	206,596
Microsoft Corp. (Software)	5,896	180,064
Pfizer, Inc. (Pharmaceuticals)	5,896	98,581
Procter & Gamble Co. (Cosmetics/Personal Care)	5,896	366,495
The Travelers Cos., Inc. (Insurance)	5,896	299,163
United Technologies Corp. (Aerospace/Defense)	5,896	441,905
Verizon Communications, Inc. (Telecommunications)	5,896	170,335
Wal-Mart Stores, Inc. (Retail)	5,896	316,320
Walt Disney Co. (Media)	5,896	217,209
TOTAL COMMON STOCKS (Cost $5,156,220)		8,588,408

	Principal Amount
Repurchase Agreements (34.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $984,009 (Collateralized by $1,065,100 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,003,857)	$984,000	984,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,758,028 (Collateralized by $2,747,000 Federal National Mortgage Association, 2.75%, 3/3/14, market value $2,814,816)	2,758,000	2,758,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,553,046 (Collateralized by $3,839,600 of various U.S. Treasury Securities, 5.13%–8.00%, 11/17/17-11/15/21, market value $4,644,209)	4,553,000	4,553,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $590,006 (Collateralized by $555,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $604,256)	590,000	590,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,885,000)		8,885,000

TOTAL INVESTMENT SECURITIES (Cost $14,041,220)—67.6%		17,473,408
Net other assets (liabilities) — 32.4%		8,372,431

NET ASSETS — 100.0%		$25,845,839

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,200,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 6/21/10 (Underlying notional amount at value $4,658,000)	85	$42,214

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$29,918,772	$(200,510)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$8,303,917	$(128,808)
		$(329,318)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2010
(unaudited)

UltraDow 30 ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Aerospace/Defense	$868,952	3.4%
Banks	105,126	0.4%
Beverages	315,141	1.2%
Chemicals	234,897	0.9%
Computers	1,066,999	4.1%
Cosmetics/Personal Care	366,495	1.4%
Diversified Financial Services	522,975	2.0%
Food	174,522	0.7%
Healthcare—Products	379,113	1.5%
Insurance	299,163	1.2%
Machinery—Construction & Mining	401,459	1.6%
Media	217,209	0.8%
Mining	79,242	0.3%
Miscellaneous Manufacturing	633,996	2.4%
Oil & Gas	880,214	3.4%
Pharmaceuticals	305,177	1.2%
Retail	940,353	3.6%
Semiconductors	134,606	0.5%
Software	180,064	0.7%
Telecommunications	482,705	1.9%
Other**	17,257,431	66.8%

Total	$25,845,839	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$8,588,408	$—	$—	$8,588,408
Repurchase Agreements	—	8,885,000	—	8,885,000

Total Investment Securities	8,588,408	8,885,000	—	17,473,408

Other Financial Instruments^	42,214	(329,318)	—	(287,104)

Total Investments	$8,630,622	$8,555,682	$—	$17,186,304

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (63.5%)
Activision Blizzard, Inc. (Software)	58,447	$647,593
Adobe Systems, Inc.* (Software)	26,586	893,024
Altera Corp. (Semiconductors)	21,522	545,798
Amazon.com, Inc.* (Internet)	15,192	2,082,215
Amgen, Inc.* (Biotechnology)	24,265	1,391,840
Apollo Group, Inc.—Class A* (Commercial Services)	8,018	460,313
Apple Computer, Inc.* (Computers)	65,199	17,024,763
Applied Materials, Inc. (Semiconductors)	35,870	494,289
Autodesk, Inc.* (Software)	12,449	423,390
Automatic Data Processing, Inc. (Software)	18,357	795,960
Baidu, Inc.ADR * (Internet)	1,477	1,018,096
Bed Bath & Beyond, Inc.* (Retail)	18,146	833,990
Biogen Idec, Inc.* (Biotechnology)	15,192	808,974
BMC Software, Inc.* (Software)	10,972	431,858
Broadcom Corp.—Class A (Semiconductors)	20,678	713,184
C.H. Robinson Worldwide, Inc. (Transportation)	8,440	508,932
CA, Inc. (Software)	25,742	587,175
Celgene Corp.* (Biotechnology)	23,421	1,450,931
Cephalon, Inc.* (Pharmaceuticals)	3,798	243,832
Cerner Corp.* (Software)	4,220	358,320
Check Point Software Technologies, Ltd.* (Internet)	10,550	375,791
Cintas Corp. (Textiles)	9,495	258,739
Cisco Systems, Inc.* (Telecommunications)	105,500	2,840,060
Citrix Systems, Inc.* (Software)	11,183	525,601
Cognizant Technology Solutions Corp.* (Computers)	14,981	766,728
Comcast Corp.—Class A (Media)	74,483	1,470,294
Costco Wholesale Corp. (Retail)	12,027	710,555
Dell, Inc.* (Computers)	37,136	600,860
DENTSPLY International, Inc. (Healthcare—Products)	7,385	270,586
DIRECTV—Class A* (Media)	34,393	1,246,058
DISH Network Corp.—Class A (Media)	11,183	247,703
eBay, Inc.* (Internet)	50,007	1,190,667
Electronic Arts, Inc.* (Software)	17,091	331,053
Expedia, Inc. (Internet)	14,770	348,720
Expeditors International of Washington, Inc. (Transportation)	10,761	438,403
Express Scripts, Inc.* (Pharmaceuticals)	12,660	1,267,646
Fastenal Co. (Distribution/Wholesale)	7,174	392,346
First Solar, Inc.* (Energy—Alternate Sources)	3,798	545,203
Fiserv, Inc.* (Software)	9,917	506,660
Flextronics International, Ltd.* (Electronics)	45,576	353,214
FLIR Systems, Inc.* (Electronics)	8,229	251,725
Foster Wheeler AG* (Engineering & Construction)	6,963	208,751
Garmin, Ltd. (Electronics)	9,495	354,923
Genzyme Corp.* (Biotechnology)	17,091	909,925
Gilead Sciences, Inc.* (Pharmaceuticals)	45,787	1,816,370
Google, Inc.—Class A* (Internet)	7,596	3,991,242
Henry Schein, Inc.* (Healthcare—Products)	4,642	280,702
Hologic, Inc.* (Healthcare—Products)	13,926	248,858
Illumina, Inc.* (Biotechnology)	6,119	256,203
Infosys Technologies, Ltd.ADR (Software)	5,697	341,136
Intel Corp. (Semiconductors)	99,803	2,278,502
Intuit, Inc.* (Software)	20,678	747,716
Intuitive Surgical, Inc.* (Healthcare—Products)	2,110	760,782
J.B. Hunt Transport Services, Inc. (Transportation)	6,541	241,101
Joy Global, Inc. (Machinery—Construction & Mining)	5,275	299,673
KLA -Tencor Corp. (Semiconductors)	10,761	366,520
Lam Research Corp.* (Semiconductors)	6,752	273,794
Liberty Media Holding Corp.—Interactive Series A* (Internet)	28,274	434,571
Life Technologies Corp.* (Biotechnology)	9,495	519,471
Linear Technology Corp. (Semiconductors)	15,403	463,014
Logitech International S.A.GRS* (Computers)	8,862	145,160
Marvell Technology Group, Ltd.* (Semiconductors)	30,806	636,144
Mattel, Inc. (Toys/Games/Hobbies)	21,522	496,082
Maxim Integrated Products, Inc. (Semiconductors)	15,403	299,126
Microchip Technology, Inc. (Semiconductors)	7,807	228,042
Microsoft Corp. (Software)	155,718	4,755,628
Millicom International Cellular S.A. (Telecommunications)	5,486	484,304
Mylan Laboratories, Inc.* (Pharmaceuticals)	16,036	353,273
NetApp, Inc.* (Computers)	18,357	636,437
News Corp.—Class A (Media)	73,428	1,132,260
NII Holdings, Inc.—Class B* (Telecommunications)	8,440	358,025
NVIDIA Corp.* (Semiconductors)	28,063	441,150
O’Reilly Automotive, Inc.* (Retail)	7,174	350,737
Oracle Corp. (Software)	107,821	2,786,095
PACCAR, Inc. (Auto Manufacturers)	21,100	981,572
Patterson Cos., Inc. (Healthcare—Products)	6,119	195,747
Paychex, Inc. (Commercial Services)	17,724	542,354
Priceline.com, Inc.* (Internet)	2,532	663,511
QIAGEN N.V.* (Biotechnology)	12,027	274,817
Qualcomm, Inc. (Telecommunications)	104,656	4,054,373
Research In Motion, Ltd.* (Computers)	28,696	2,042,868
Ross Stores, Inc. (Retail)	6,541	366,296
Rovi Corp.* (Semiconductors)	609	23,739
SanDisk Corp.* (Computers)	12,027	479,757
Seagate Technology* (Computers)	25,742	472,881
Sears Holdings Corp.* (Retail)	6,119	740,093
Sigma-Aldrich Corp. (Chemicals)	6,119	362,857
Staples, Inc. (Retail)	25,109	590,815
Starbucks Corp. (Retail)	53,383	1,386,890
Stericycle, Inc.* (Environmental Control)	4,642	273,414
Symantec Corp.* (Internet)	43,466	728,925

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	37,980	$2,230,565
Urban Outfitters, Inc.* (Retail)	8,651	324,499
VeriSign, Inc.* (Internet)	8,862	241,667
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,761	417,204
Virgin Media, Inc. (Telecommunications)	17,302	304,342
Vodafone Group PLCADR (Telecommunications)	33,549	744,788
Warner Chilcott PLC—Class A* (Pharmaceuticals)	12,871	365,022
Wynn Resorts, Ltd. (Lodging)	6,963	614,415
Xilinx, Inc. (Semiconductors)	18,990	489,562
Yahoo!, Inc.* (Internet)	34,815	575,492

TOTAL COMMON STOCKS (Cost $44,975,921)		95,037,271

	Principal Amount
Repurchase Agreements (36.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $6,034,055 (Collateralized by $6,530,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $6,154,808)	$6,034,000	6,034,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $16,897,169 (Collateralized by $17,045,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-11/19/12, market value $17,237,261)	16,897,000	16,897,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $27,866,279 (Collateralized by $20,787,100 of various U.S. Treasury Obligations, 7.50%–8.00%, 11/15/16-11/15/21, market value $28,423,658)	27,866,000	27,866,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,620,039 (Collateralized by $3,394,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,695,218)	3,620,000	3,620,000

TOTAL REPURCHASE AGREEMENTS (Cost $54,417,000)		54,417,000

TOTAL INVESTMENT SECURITIES (Cost $99,392,921)—99.9%		149,454,271
Net other assets (liabilities) — 0.1%		223,781

NET ASSETS — 100.0%		$149,678,052

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $31,831,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $1,920,240)	48	$60,161

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$110,089,468	$(2,281,910)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$91,957,451	$(1,944,184)
		$(4,226,094)

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Auto Manufacturers	$981,572	0.7%
Biotechnology	6,029,365	4.0%
Chemicals	362,857	0.2%
Commercial Services	1,002,667	0.7%
Computers	22,169,454	14.8%
Distribution/Wholesale	392,346	0.3%
Electronics	959,862	0.6%
Energy—Alternate Sources	545,203	0.4%
Engineering & Construction	208,751	0.1%
Environmental Control	273,414	0.2%
Healthcare—Products	1,756,675	1.2%
Internet	11,650,897	7.8%
Lodging	614,415	0.4%
Machinery—Construction & Mining	299,673	0.2%
Media	4,096,315	2.7%
Pharmaceuticals	6,276,708	4.2%
Retail	5,303,875	3.5%
Semiconductors	7,252,864	4.8%
Software	14,131,209	9.4%
Telecommunications	8,785,892	5.9%
Textiles	258,739	0.2%
Toys/Games/Hobbies	496,082	0.3%
Transportation	1,188,436	0.8%
Other* *	54,640,781	36.6%

Total	$149,678,052	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$95,037,271	$—	$—	$95,037,271
Repurchase Agreements	—	54,417,000	—	54,417,000

Total Investment Securities	95,037,271	54,417,000	—	149,454,271

Other Financial Instruments^	60,161	(4,226,094)	—	(4,165,933)

Total Investments	$95,097,432	$50,190,906	$—	$145,288,338

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (105.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,645,015 (Collateralized by $1,780,400 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,678,027)	$1,645,000	$1,645,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,608,046 (Collateralized by $4,588,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $4,701,265)	4,608,000	4,608,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,605,076 (Collateralized by $6,918,800 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $7,757,645)	7,605,000	7,605,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $986,011 (Collateralized by $925,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,007,094)	986,000	986,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,844,000)		14,844,000

TOTAL INVESTMENT SECURITIES (Cost $14,844,000)—105.4%		14,844,000
Net other assets (liabilities) — (5.4)%		(764,436)

NET ASSETS — 100.0%		$14,079,564

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,950,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 6/21/10 (Underlying notional amount at value $4,115,880)	54	$(79,029)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$9,419,407	$(167,712)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$14,620,621	$(210,535)
		$(378,247)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$14,844,000	$—	$14,844,000

Total Investment Securities	—	14,844,000	—	14,844,000

Other Financial Instruments^	(79,029)	(378,247)	—	(457,276)

Total Investments	$(79,029)	$14,465,753	$—	$14,386,724

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks † (69.0%)
America Movil S.A.B. de C.V. (Telecommunications)	55,055	$2,834,231
AngloGold Ashanti, Ltd. (Mining)	26,455	1,107,406
AU Optronics Corp. (Electronics)	58,630	679,522
Baidu, Inc.* (Internet)	715	492,850
Banco Bradesco S.A. (Banks)	125,125	2,329,828
Banco Santander Brasil S.A. (Banks)	41,470	482,296
BRF-Brazil Foods S.A. (Food)	48,620	649,077
Cemex S.A.B. de C.V.* (Building Materials)	69,355	823,937
China Life Insurance Co., Ltd. (Insurance)	34,320	2,319,689
China Mobile, Ltd. (Telecommunications)	61,490	3,006,861
China Petroleum and Chemical Corp. (Oil & Gas)	12,155	975,560
China Telecom Corp., Ltd. (Telecommunications)	10,010	459,459
China Unicom, Ltd. (Telecommunications)	93,665	1,164,256
Chunghwa Telecom Co., Ltd. (Telecommunications)	35,035	683,883
CNOOC, Ltd. (Oil & Gas)	11,440	2,012,525
Companhia de Bebidas das Americas (AmBev) (Beverages)	11,440	1,118,832
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	28,314	457,271
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	60,060	1,120,119
Companhia Vale Do Rio Doce (Mining)	96,525	2,956,561
Compania de Minas Buenaventura S.A. (Mining)	11,440	376,262
Ecopetrol S.A. (Oil & Gas)	15,015	427,627
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	7,865	365,329
Enersis S.A. (Electric)	19,305	383,976
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	15,730	744,501
Gafisa S.A. (Home Builders)	11,440	158,101
Gerdau S.A. (Iron/Steel)	48,620	797,368
Gold Fields, Ltd. (Mining)	48,620	653,453
Grupo Televisa S.A. (Media)	36,465	757,743
HDFC Bank, Ltd. (Banks)	7,865	1,172,829
ICICI Bank, Ltd. (Banks)	30,745	1,307,277
Infosys Technologies, Ltd. (Software)	42,185	2,526,038
Itau Unibanco Holding S.A. (Banks)	151,580	3,286,254
KB Financial Group, Inc. (Banks)	28,600	1,395,680
Korea Electric Power Corp.* (Electric)	36,465	548,434
LG. Philips LCD Co., Ltd. (Electronics)	32,890	693,979
Mobile TeleSystems (Telecommunications)	13,585	750,571
PetroChina Co., Ltd. (Oil & Gas)	15,730	1,810,995
Petroleo Brasileiro S.A. (Oil & Gas)	82,940	3,519,144
POSCO (Iron/Steel)	19,305	2,165,249
PT Telekomunikasi Indonesia (Telecommunications)	17,875	620,620
Sasol, Ltd. (Oil & Gas Services)	32,175	1,307,914
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	16,445	1,400,127
SK Telecom Co., Ltd. (Telecommunications)	23,595	436,743
Sterlite Industries (India), Ltd. (Mining)	27,170	492,864
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	327,470	3,467,907
United Microelectronics Corp.* (Semiconductors)	193,050	683,397
Vimpel-Communications (Telecommunications)	22,165	331,367
Wipro, Ltd. (Computers)	20,020	449,649

TOTAL COMMON STOCKS (Cost $51,457,079)		58,705,561

Preferred Stocks † (9.9%)
Petroleo Brasileiro S.A. (Oil & Gas)	114,400	4,340,336
Vale S.A. (Mining)	150,150	4,040,537

TOTAL PREFERRED STOCKS (Cost $7,596,705)		8,380,873

	Principal Amount
Repurchase Agreements (23.6%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,226,020 (Collateralized by $2,409,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,270,765)	$2,226,000	2,226,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $6,237,062 (Collateralized by $6,209,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $6,362,282)	6,237,000	6,237,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $10,293,103 (Collateralized by $9,785,000 of various U.S. Government Agency Obligations, 3.75%–6.63%, 11/15/10-11/17/17, market value $10,502,693)	10,293,000	10,293,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,335,014 (Collateralized by $1,253,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,364,204)	1,335,000	1,335,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,091,000)		20,091,000

TOTAL INVESTMENT SECURITIES (Cost $79,144,784)—102.5%		87,177,434
Net other assets (liabilities) — (2.5)%		(2,139,715)

NET ASSETS — 100.0%		$85,037,719

†	As of April 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $16,540,000.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2010
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$45,352,603	$(400,412)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$58,186,806	$(475,246)
		$(875,658)

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Banks	$9,974,164	11.7%
Beverages	1,863,333	2.2%
Building Materials	823,937	1.0%
Computers	449,649	0.5%
Diversified Financial Services	1,400,127	1.6%
Electric	1,755,010	2.1%
Electronics	1,373,501	1.6%
Food	649,077	0.8%
Home Builders	158,101	0.2%
Insurance	2,319,689	2.7%
Internet	492,850	0.6%
Iron/Steel	4,082,736	4.8%
Media	757,743	0.9%
Mining	9,627,083	11.3%
Oil & Gas	13,086,187	15.4%
Oil & Gas Services	1,307,914	1.5%
Semiconductors	4,151,304	4.9%
Software	2,526,038	3.0%
Telecommunications	10,287,991	12.1%
Other* *	17,951,285	21.1%

Total	$85,037,719	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2010:

	Value	% of Net Assets
Brazil	$25,255,724	29.7%
Chile	749,305	0.9%
China	6,058,553	7.1%
Colombia	427,627	0.5%
Hong Kong	6,183,642	7.3%
India	5,948,657	7.0%
Indonesia	620,620	0.7%
Mexico	5,160,412	6.1%
Peru	376,262	0.4%
Russia	1,081,938	1.3%
South Africa	3,068,773	3.6%
South Korea	6,640,212	7.8%
Taiwan	5,514,709	6.5%
Other* *	17,951,285	21.1%

Total	$85,037,719	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$58,705,561	$—	$—	$58,705,561
Preferred Stocks	8,380,873	—	—	8,380,873
Repurchase Agreements	—	20,091,000	—	20,091,000

Total Investment Securities	67,086,434	20,091,000	—	87,177,434

Other Financial Instruments^	—	(875,658)	—	(875,658)

Total Investments	$67,086,434	$19,215,342	$—	$86,301,776

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks † (60.9%)
America Movil S.A.B. de C.V. (Telecommunications)	27,679	$1,424,915
Banco Bradesco S.A. (Banks)	100,764	1,876,226
Banco Santander Brasil S.A. (Banks)	126,577	1,472,090
Banco Santander Chile S.A. (Banks)	9,330	614,754
Bancolombia S.A. (Banks)	16,483	770,415
BRF-Brazil Foods S.A. (Food)	154,256	2,059,318
Cemex S.A.B. de C.V.* (Building Materials)	61,889	735,241
Centrais Eletricas Brasileiras S.A. (Electric)	45,095	644,408
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	15,861	1,086,637
Companhia de Bebidas das Americas (AmBev) (Beverages)	20,526	2,007,443
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	62,946	1,016,578
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	123,778	2,308,460
Companhia Vale Do Rio Doce (Mining)	139,639	4,277,143
Compania de Minas Buenaventura S.A. (Mining)	29,856	981,964
Ecopetrol S.A. (Oil & Gas)	36,387	1,036,302
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	19,593	471,799
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	18,660	866,757
Enersis S.A. (Electric)	44,162	878,382
Fibria Celulose S.A.* (Forest Products & Paper)	35,454	703,762
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	31,100	1,471,963
Gafisa S.A. (Home Builders)	32,966	455,590
Gerdau S.A. (Iron/Steel)	97,032	1,591,325
Grupo Televisa S.A. (Media)	64,066	1,331,291
Itau Unibanco Holding S.A. (Banks)	174,471	3,782,531
Net Servicos de Comunicacao S.A.* (Media)	46,339	544,483
Petroleo Brasileiro S.A. (Oil & Gas)	90,812	3,853,153
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	17,105	615,780
Tele Norte Leste Participacoes S.A. (Telecommunications)	45,406	674,733
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	34,521	529,897
Telmex Internacional S.A.B. de C.V. (Telecommunications)	45,717	873,195
Ultrapar Participacoes S.A. (Gas)	17,416	820,816
Vivo Participacoes S.A. (Telecommunications)	39,808	1,053,718

TOTAL COMMON STOCKS (Cost $30,840,520)		42,831,069

Preferred Stocks † (15.8%)
Centrais Eletricas Brasileiras S.A.—Class B (Electric)	30,478	536,108
Petroleo Brasileiro S.A. (Oil & Gas)	125,333	4,755,134
Vale S.A. (Mining)	216,145	5,816,462

TOTAL PREFERRED STOCKS (Cost $7,442,813)		11,107,704

	Principal Amount
Repurchase Agreements (23.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,817,017 (Collateralized by $1,966,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,853,520)	$1,817,000	1,817,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,090,051 (Collateralized by $5,068,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $5,193,114)	5,090,000	5,090,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $8,399,084 (Collateralized by $8,035,000 of various U.S. Government Agency Obligations, 3.75%–6.63%, 11/15/10-11/17/17, market value $8,571,972)	8,399,000	8,399,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,090,012 (Collateralized by $1,022,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,112,703)	1,090,000	1,090,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,396,000)		16,396,000

TOTAL INVESTMENT SECURITIES (Cost $54,679,333)—100.0%		70,334,773
Net other assets (liabilities) — NM		(4,232)

NET ASSETS — 100.0%		$70,330,541

†	As of April 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $13,520,000.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$32,037,097	$(181,941)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2010
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	$55,219,071	$(313,824)
		$(495,765)

UltraLatin America ProFund invested in the following industries as of April 30, 2010:
	Value	% of Net Assets
Aerospace/Defense	$471,799	0.7%
Banks	8,516,016	12.1%
Beverages	3,479,406	4.9%
Building Materials	735,241	1.0%
Chemicals	615,780	0.9%
Electric	3,942,233	5.6%
Food	3,145,955	4.5%
Forest Products & Paper	703,762	1.0%
Gas	820,816	1.2%
Home Builders	455,590	0.6%
Iron/Steel	3,899,785	5.5%
Media	1,875,774	2.7%
Mining	11,075,569	15.8%
Oil & Gas	9,644,589	13.7%
Telecommunications	4,556,458	6.5%
Other* *	16,391,768	23.3%

Total	$70,330,541	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2010:
	Value	% of Net Assets
Brazil	$41,807,917	59.6%
Chile	2,975,673	4.2%
Colombia	1,806,717	2.6%
Mexico	6,366,502	8.9%
Peru	981,964	1.4%
Other* *	16,391,768	23.3%

Total	$70,330,541	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$42,831,069	$—	$—	$42,831,069
Preferred Stocks	11,107,704	—	—	11,107,704
Repurchase Agreements	—	16,396,000	—	16,396,000

Total Investment Securities	53,938,773	16,396,000	—	70,334,773

Other Financial Instruments^	—	(495,765)	—	(495,765)

Total Investments	$53,938,773	$15,900,235	$—	$69,839,008

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks † (79.0%)
Aluminum Corp. of China, Ltd.* (Mining)	20,002	$485,249
Baidu, Inc.* (Internet)	1,314	905,740
Changyou.com, Ltd.* (Software)	3,504	114,931
China Digital TV Holding Co., Ltd.* (Electronics)	16,498	110,702
China Eastern Airlines Corp., Ltd.* (Airlines)	4,672	258,735
China Life Insurance Co., Ltd. (Insurance)	23,068	1,559,166
China Medical Technologies, Inc. (Healthcare—Products)	8,906	123,615
China Mobile, Ltd. (Telecommunications)	37,668	1,841,965
China Petroleum and Chemical Corp. (Oil & Gas)	12,410	996,027
China Southern Airlines Co., Ltd.* (Airlines)	9,052	230,102
China Telecom Corp., Ltd. (Telecommunications)	14,600	670,140
China Unicom, Ltd. (Telecommunications)	88,184	1,096,127
CNinsure, Inc. (Insurance)	5,548	153,902
CNOOC, Ltd. (Oil & Gas)	8,322	1,464,006
Ctrip.com International, Ltd.* (Internet)	15,476	565,184
Duoyuan Global Water, Inc.* (Water)	3,942	105,173
E-House China Holdings, Ltd. (Real Estate)	11,826	198,795
Focus Media Holding, Ltd.* (Advertising)	16,644	279,286
Giant Interactive Group, Inc. (Internet)	26,864	203,092
Guangshen Railway Co., Ltd. (Transportation)	8,322	161,280
Home Inns & Hotels Management, Inc.* (Lodging)	5,986	208,612
Huaneng Power International, Inc. (Electric)	13,724	315,652
Hutchison Telecommunications International, Ltd. (Telecommunications)	32,850	136,327
JA Solar Holdings Co., Ltd.* (Energy—Alternate Sources)	35,770	218,555
LDK Solar Co., Ltd.* (Energy—Alternate Sources)	19,272	149,936
Longtop Financial Technologies, Ltd.* (Software)	7,446	256,217
Melco Crown Entertainment, Ltd.* (Lodging)	37,668	179,300
Mindray Medical International, Ltd. (Healthcare—Products)	11,242	429,444
Netease.com, Inc.* (Internet)	10,658	371,644
New Oriental Education & Technology Group, Inc.* (Commercial Services)	4,672	437,159
Perfect World Co., Ltd.* (Internet)	6,716	224,785
PetroChina Co., Ltd. (Oil & Gas)	11,680	1,344,718
Renesola, Ltd.* (Semiconductors)	21,900	171,039
Semiconductor Manufacturing International Corp.* (Semiconductors)	62,050	330,106
Shanda Games, Ltd.* (Software)	23,798	166,586
Shanda Interactive Entertainment, Ltd.* (Internet)	7,154	324,362
Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)	5,548	211,656
Suntech Power Holdings Co., Ltd.* (Energy—Alternate Sources)	22,338	303,797
Trina Solar, Ltd.* (Energy—Alternate Sources)	12,264	317,270
VanceInfo Technologies, Inc.* (Computers)	6,716	160,177
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	14,600	280,320
Yanzhou Coal Mining Co., Ltd. (Coal)	24,236	674,973
Yingli Green Energy Holding Co., Ltd.* (Energy—Alternate Sources)	20,294	256,313

TOTAL COMMON STOCKS (Cost $13,729,646)		18,992,165

	Principal Amount
Repurchase Agreements (26.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $698,006 (Collateralized by $755,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $712,153)	$698,000	698,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,959,020 (Collateralized by $1,952,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $2,000,189)	1,959,000	1,959,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,237,032 (Collateralized by $2,727,100 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $3,302,172)	3,237,000	3,237,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $418,005 (Collateralized by $393,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $427,879)	418,000	418,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,312,000)		6,312,000

TOTAL INVESTMENT SECURITIES (Cost $20,041,646)—105.2%		25,304,165
Net other assets (liabilities) — (5.2)%		(1,249,698)

NET ASSETS — 100.0%		$24,054,467

†	As of April 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $4,470,000.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2010
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$18,744,511	$(127,618)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	$10,618,543	$(64,264)
		$(191,882)

UltraChina ProFund invested in the following industries as of April 30, 2010:
	Value	% of Net Assets
Advertising	$279,286	1.2%
Airlines	488,837	2.0%
Biotechnology	280,320	1.2%
Chemicals	211,656	0.9%
Coal	674,973	2.8%
Commercial Services	437,159	1.8%
Computers	160,177	0.7%
Electric	315,652	1.3%
Electronics	110,702	0.5%
Energy—Alternate Sources	1,245,871	5.2%
Healthcare—Products	553,059	2.3%
Insurance	1,713,068	7.1%
Internet	2,594,807	10.8%
Lodging	387,912	1.6%
Mining	485,249	2.0%
Oil & Gas	3,804,751	15.8%
Real Estate	198,795	0.8%
Semiconductors	501,145	2.1%
Software	537,734	2.2%
Telecommunications	3,744,559	15.6%
Transportation	161,280	0.7%
Water	105,173	0.4%
Other* *	5,062,302	21.0%

Total	$24,054,467	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2010:
	Value	% of Net Assets
China	$13,725,167	57.0%
Hong Kong	4,402,098	18.4%
Switzerland	693,861	2.9%
United Kingdom	171,039	0.7%
Other* *	5,062,302	21.0%

Total	$24,054,467	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$18,992,165	$—	$—	$18,992,165
Repurchase Agreements	—	6,312,000	—	6,312,000

Total Investment Securities	18,992,165	6,312,000	—	25,304,165

Other Financial Instruments^	—	(191,882)	—	(191,882)

Total Investments	$18,992,165	$6,120,118	$—	$25,112,283

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (83.6%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,709,025 (Collateralized by $2,931,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,763,316)	$2,709,000	$2,709,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,586,076 (Collateralized by $7,643,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-11/19/12, market value $7,738,321)	7,586,000	7,586,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $12,509,125 (Collateralized by $9,786,200 of various U.S. Treasury Obligations, 7.50%–8.00%, 11/15/16-11/15/21, market value $12,759,292)	12,509,000	12,509,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,625,018 (Collateralized by $1,524,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,659,255)	1,625,000	1,625,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,429,000)		24,429,000

TOTAL INVESTMENT SECURITIES (Cost $24,429,000)—83.6%		24,429,000
Net other assets (liabilities) — 16.4%		4,783,610

NET ASSETS — 100.0%		$29,212,610

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $400,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/11/10 (Underlying notional amount at value $55,685,300)	1,012	$1,734,447

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,679,813	$29,150

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$24,429,000	$—	$24,429,000

Total Investment Securities	—	24,429,000	—	24,429,000

Other Financial Instruments^	1,734,447	29,150	—	1,763,597

Total Investments	$1,734,447	$24,458,150	$—	$26,192,597

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.6%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,005,065 (Collateralized by $7,581,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $7,145,281)	$7,005,000	$7,005,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $19,618,196 (Collateralized by $19,743,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $20,012,116)	19,618,000	19,618,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $32,349,323 (Collateralized by $26,599,800 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/26, market value $32,998,988)	32,349,000	32,349,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,203,046 (Collateralized by $3,939,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $4,288,586)	4,203,000	4,203,000

TOTAL REPURCHASE AGREEMENTS (Cost $63,175,000)		63,175,000

TOTAL INVESTMENT SECURITIES (Cost $63,175,000)—98.6%		63,175,000
Net other assets (liabilities) — 1.4%		914,574

NET ASSETS — 100.0%		$64,089,574

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $11,930,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $10,059,750)	170	$103,059

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(5,507,689)	$(15,223)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(48,736,534)	$(142,296)
		$(157,519)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$63,175,000	$—	$63,175,000

Total Investment Securities	—	63,175,000	—	63,175,000

Other Financial Instruments^	103,059	(157,519)	—	(54,460)

Total Investments	$103,059	$63,017,481	$—	$63,120,540

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (28.7%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $428,004 (Collateralized by $463,400 U.S. Treasury Notes, 2.75%, 2/15/19, market value $436,755)	$428,000	$428,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,200,012 (Collateralized by $1,186,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,225,907)	1,200,000	1,200,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,989,020 (Collateralized by $1,849,300 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $2,029,418)	1,989,000	1,989,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $256,003 (Collateralized by $241,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $262,389)	256,000	256,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,873,000)		3,873,000

TOTAL INVESTMENT SECURITIES (Cost $3,873,000)—28.7%		3,873,000
Net other assets (liabilities) — 71.3%		9,609,424

NET ASSETS — 100.0%		$13,482,424

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $476,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/21/10 (Underlying notional amount at value $142,940)	2	$(6,967)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(10,825,095)	$3,600
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$(2,784,794)	$(61,628)
		$(58,028)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$3,873,000	$—	$3,873,000

Total Investment Securities	—	3,873,000	—	3,873,000

Other Financial Instruments^	(6,967)	(58,028)	—	(64,995)

Total Investments	$(6,967)	$3,814,972	$—	$3,808,005

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (84.5%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,506,014 (Collateralized by $1,630,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,536,275)	$1,506,000	$1,506,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,218,042 (Collateralized by $4,185,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $4,304,023)	4,218,000	4,218,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $6,960,070 (Collateralized by $6,545,600 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $7,103,575)	6,960,000	6,960,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $903,010 (Collateralized by $848,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $923,260)	903,000	903,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,587,000)		13,587,000

TOTAL INVESTMENT SECURITIES (Cost $13,587,000)—84.5%		13,587,000
Net other assets (liabilities) — 15.5%		2,489,955

NET ASSETS — 100.0%		$16,076,955

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,010,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,680,460)	92	$(10,554)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(6,375,019)	$2,661
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(5,996,601)	$16,354
		$19,015

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$13,587,000	$—	$13,587,000

Total Investment Securities	—	13,587,000	—	13,587,000

Other Financial Instruments^	(10,554)	19,015	—	8,461

Total Investments	$(10,554)	$13,606,015	$—	$13,595,461

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (108.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,761,053 (Collateralized by $6,234,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $5,876,393)	$5,761,000	$5,761,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $16,131,161 (Collateralized by $16,255,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $16,455,465)	16,131,000	16,131,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $26,601,266 (Collateralized by $20,660,800 of various U.S. Treasury Securities, 5.13%–8.00%, 11/15/16-11/15/21, market value $27,134,177)	26,601,000	26,601,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,456,037 (Collateralized by $3,239,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,526,461)	3,456,000	3,456,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,949,000)		51,949,000

TOTAL INVESTMENT SECURITIES (Cost $51,949,000)—108.4%		51,949,000
Net other assets (liabilities) — (8.4)%		(4,030,018)

NET ASSETS — 100.0%		$47,918,982

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $19,850,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $9,645,525)	163	$100,196

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(28,082,060)	$(77,617)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(58,593,497)	$(241,588)
		$(319,205)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$51,949,000	$—	$51,949,000

Total Investment Securities	—	51,949,000	—	51,949,000

Other Financial Instruments^	100,196	(319,205)	—	(219,009)

Total Investments	$100,196	$51,629,795	$—	$51,729,991

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (79.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $394,004 (Collateralized by $426,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $402,071)	$394,000	$394,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,106,011 (Collateralized by $1,101,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,129,743)	1,106,000	1,106,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,832,018 (Collateralized by $1,517,100 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $1,868,921)	1,832,000	1,832,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $236,003 (Collateralized by $222,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $241,703)	236,000	236,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,568,000)		3,568,000

TOTAL INVESTMENT SECURITIES (Cost $3,568,000)—79.4%		3,568,000
Net other assets (liabilities) — 20.6%		924,743

NET ASSETS — 100.0%		$4,492,743

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $1,080,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 6/21/10 (Underlying notional amount at value $2,052,750)	25	$12,519

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(367,114)	$1,051
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$(6,700,351)	$(16,663)
		$(15,612)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$3,568,000	$—	$3,568,000

Total Investment Securities	—	3,568,000	—	3,568,000

Other Financial Instruments^	12,519	(15,612)	—	(3,093)

Total Investments	$12,519	$3,552,388	$—	$3,564,907

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (110.9%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,507,023 (Collateralized by $2,713,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,557,285)	$2,507,000	$2,507,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,023,070 (Collateralized by $6,993,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $7,165,872)	7,023,000	7,023,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $11,585,116 (Collateralized by $8,935,200 of various U.S. Treasury Securities, 5.13%–8.00%, 11/17/17-11/15/21, market value $11,817,487)	11,585,000	11,585,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,503,016 (Collateralized by $1,409,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,534,049)	1,503,000	1,503,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,618,000)		22,618,000

TOTAL INVESTMENT SECURITIES (Cost $22,618,000)—110.9%		22,618,000
Net other assets (liabilities) — (10.9)%		(2,231,646)

NET ASSETS — 100.0%		$20,386,354

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $8,082,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/21/10 (Underlying notional amount at value $5,717,600)	80	$(326,580)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(9,473,307)	$70,640
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$(25,773,745)	$159,929
		$230,569

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$22,618,000	$—	$22,618,000

Total Investment Securities	—	22,618,000	—	22,618,000

Other Financial Instruments^	(326,580)	230,569	—	(96,011)

Total Investments	$(326,580)	$22,848,569	$—	$22,521,989

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (182.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,275,012 (Collateralized by $1,380,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,300,650)	$1,275,000	$1,275,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,574,036 (Collateralized by $3,559,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $3,646,862)	3,574,000	3,574,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,897,059 (Collateralized by $5,031,600 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $6,015,700)	5,897,000	5,897,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $765,008 (Collateralized by $718,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $781,723)	765,000	765,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,511,000)		11,511,000

TOTAL INVESTMENT SECURITIES (Cost $11,511,000)—182.2%		11,511,000
Net other assets (liabilities) — (82.2)%		(5,194,321)

NET ASSETS — 100.0%		$6,316,679

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,630,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,178,400)	58	$5,506

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(960,854)	$(67,329)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$(8,485,643)	$(15,820)
		$(83,149)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$11,511,000	$—	$11,511,000

Total Investment Securities	—	11,511,000	—	11,511,000

Other Financial Instruments^	5,506	(83,149)	—	(77,643)

Total Investments	$5,506	$11,427,851	$—	$11,433,357

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.1%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,076,047 (Collateralized by $5,493,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $5,177,906)	$5,076,000	$5,076,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $14,218,142 (Collateralized by $14,280,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-3/13/14, market value $14,505,754)	14,218,000	14,218,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $23,453,235 (Collateralized by $19,247,800 of various U.S. Treasury Securities, 5.13%–8.00%, 11/15/16-11/15/21, market value $23,922,960)	23,453,000	23,453,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,044,033 (Collateralized by $2,854,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $3,107,293)	3,044,000	3,044,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,791,000)		45,791,000

TOTAL INVESTMENT SECURITIES (Cost $45,791,000)—98.1%		45,791,000
Net other assets (liabilities) — 1.9%		863,201

NET ASSETS — 100.0%		$46,654,201

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $13,936,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $21,002,625)	525	$106,678

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(41,405,942)	$214,426
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(30,922,419)	$84,330
		$298,756

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$45,791,000	$—	$45,791,000

Total Investment Securities	—	45,791,000	—	45,791,000

Other Financial Instruments^	106,678	298,756	—	405,434

Total Investments	$106,678	$46,089,756	$—	$46,196,434

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,641,015 (Collateralized by $1,776,100 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,673,974)	$1,641,000	$1,641,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,597,046 (Collateralized by $4,577,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $4,689,993)	4,597,000	4,597,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,585,076 (Collateralized by $7,160,000 of various U.S. Treasury Securities, 3.75%–8.00%, 11/15/10-11/15/21, market value $7,737,299)	7,585,000	7,585,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $984,011 (Collateralized by $923,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,004,916)	984,000	984,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,807,000)		14,807,000

TOTAL INVESTMENT SECURITIES (Cost $14,807,000)—92.0%		14,807,000
Net other assets (liabilities) — 8.0%		1,293,439

NET ASSETS — 100.0%		$16,100,439

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $5,230,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,887,220)	51	$74,345

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(12,670,397)	$(18,039)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(15,484,315)	$(18,116)
		$(36,155)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$14,807,000	$—	$14,807,000

Total Investment Securities	—	14,807,000	—	14,807,000

Other Financial Instruments^	74,345	(36,155)	—	38,190

Total Investments	$74,345	$14,770,845	$—	$14,845,190

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,646,015 (Collateralized by $1,781,500 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,679,064)	$1,646,000	$1,646,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,610,046 (Collateralized by $4,586,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $4,703,748)	4,610,000	4,610,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,608,076 (Collateralized by $7,206,500 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $7,764,140)	7,608,000	7,608,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $987,011 (Collateralized by $927,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,009,271)	987,000	987,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,851,000)		14,851,000

TOTAL INVESTMENT SECURITIES (Cost $14,851,000)—94.0%		14,851,000
Net other assets (liabilities) — 6.0%		945,249

NET ASSETS — 100.0%		$15,796,249

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $6,360,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(3,906,566)	$(24,458)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(27,403,224)	$(401,426)
		$(425,884)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$14,851,000	$—	$14,851,000

Total Investment Securities	—	14,851,000	—	14,851,000

Other Financial Instruments^	—	(425,884)	—	(425,884)

Total Investments	$—	$14,425,116	$—	$14,425,116

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (77.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $456,004 (Collateralized by $493,500 U.S. Treasury Notes, 2.75%, 2/15/19, market value $465,124)	$456,000	$456,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,277,013 (Collateralized by $1,272,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $1,303,402)	1,277,000	1,277,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,111,021 (Collateralized by $1,888,500 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $2,153,361)	2,111,000	2,111,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $273,003 (Collateralized by $257,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $279,809)	273,000	273,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,117,000)		4,117,000

TOTAL INVESTMENT SECURITIES (Cost $4,117,000)—77.3%		4,117,000
Net other assets (liabilities) — 22.7%		1,209,235

NET ASSETS — 100.0%		$5,326,235

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $1,120,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(9,196,555)	$(162,261)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	$(1,394,755)	$(46,152)
		$(208,413)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$4,117,000	$—	$4,117,000

Total Investment Securities	—	4,117,000	—	4,117,000

Other Financial Instruments^	—	(208,413)	—	(208,413)

Total Investments	$—	$3,908,587	$—	$3,908,587

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (90.8%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $739,007 (Collateralized by $799,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $753,906)	$739,000	$739,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,073,021 (Collateralized by $2,046,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $2,116,750)	2,073,000	2,073,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,424,034 (Collateralized by $3,019,800 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $3,493,258)	3,424,000	3,424,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $442,005 (Collateralized by $416,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $452,920)	442,000	442,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,678,000)		6,678,000

TOTAL INVESTMENT SECURITIES (Cost $6,678,000)—90.8%		6,678,000
Net other assets (liabilities) — 9.2%		672,611

NET ASSETS — 100.0%		$7,350,611

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,176,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(7,093,286)	$(79,269)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	$(7,434,333)	$(80,088)
		$(159,357)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$6,678,000	$—	$6,678,000

Total Investment Securities	—	6,678,000	—	6,678,000

Other Financial Instruments^	—	(159,357)	—	(159,357)

Total Investments	$—	$6,518,643	$—	$6,518,643

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (106.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $808,007 (Collateralized by $874,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $824,310)	$808,000	$808,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,263,023 (Collateralized by $2,249,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $2,309,054)	2,263,000	2,263,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,735,037 (Collateralized by $3,385,500 of various U.S. Treasury Securities, 5.13%–8.00%, 11/17/17-11/15/21, market value $3,810,803)	3,735,000	3,735,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $484,005 (Collateralized by $455,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $495,381)	484,000	484,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,290,000)		7,290,000

	Contracts
Options Purchased (NM)
Nikkei 225 Future Option exercise @ 15,500, expiring 5/21/10	300	2,250

TOTAL OPTIONS PURCHASED (Cost $4,950)		2,250

TOTAL INVESTMENT SECURITIES (Cost $7,294,950)—106.3%		7,292,250
Net other assets (liabilities) — (6.3)%		(430,812)

NET ASSETS — 100.0%		$6,861,438

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $200,000.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 6/11/10 (Underlying notional amount at value $12,765,800)	232	$345,818

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(930,431)	$(10,159)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$7,290,000	$—	$7,290,000
Options Purchased	—	2,250	—	2,250

Total Investment Securities	—	7,292,250	—	7,292,250

Other Financial Instruments^	345,818	(10,159)	—	335,659

Total Investments	$345,818	$7,282,091	$—	$7,627,909

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (74.2%)
Associated Banc-Corp (Banks)	3,654	$53,093
Astoria Financial Corp. (Savings & Loans)	1,827	29,488
BancorpSouth, Inc. (Banks)	1,827	40,450
Bank of America Corp. (Banks)	218,718	3,899,742
Bank of Hawaii Corp. (Banks)	1,044	55,207
BB&T Corp. (Banks)	14,877	494,511
BOK Financial Corp. (Banks)	522	28,412
CapitalSource, Inc. (Diversified Financial Services)	5,742	34,280
Capitol Federal Financial (Savings & Loans)	522	19,674
Cathay Bancorp, Inc. (Banks)	1,566	19,371
Citigroup, Inc.* (Diversified Financial Services)	453,357	1,981,170
City National Corp. (Banks)	1,044	65,020
Comerica, Inc. (Banks)	3,915	164,430
Commerce Bancshares, Inc. (Banks)	1,566	64,864
Cullen/Frost Bankers, Inc. (Banks)	1,305	77,465
East West Bancorp, Inc. (Banks)	2,349	46,017
F.N.B. Corp. (Banks)	2,610	24,325
Fifth Third Bancorp (Banks)	17,487	260,731
First Financial Bankshares, Inc. (Banks)	522	27,917
First Horizon National Corp.* (Banks)	4,959	70,170
First Midwest Bancorp, Inc. (Banks)	1,566	23,803
First Niagara Financial Group, Inc. (Savings & Loans)	4,698	65,302
FirstMerit Corp. (Banks)	1,827	42,935
Fulton Financial Corp. (Banks)	3,915	41,108
Glacier Bancorp, Inc. (Banks)	1,305	24,129
Hancock Holding Co. (Banks)	783	32,009
Hudson City Bancorp, Inc. (Savings & Loans)	10,701	142,323
Huntington Bancshares, Inc. (Banks)	15,660	106,018
IBERIABANK Corp. (Banks)	522	32,176
International Bancshares Corp. (Banks)	1,305	31,542
J.P. Morgan Chase & Co. (Diversified Financial Services)	87,435	3,722,982
KeyCorp (Banks)	19,314	174,212
M&T Bank Corp. (Banks)	1,566	136,790
Marshall & Ilsley Corp. (Banks)	11,484	104,504
MB Financial, Inc. (Banks)	1,044	25,578
National Penn Bancshares, Inc. (Banks)	2,871	21,016
New York Community Bancorp (Savings & Loans)	9,396	154,752
NewAlliance Bancshares, Inc. (Savings & Loans)	2,088	27,207
Northern Trust Corp. (Banks)	5,220	286,996
Old National Bancorp (Banks)	1,827	24,500
PacWest Bancorp (Banks)	783	18,800
Park National Corp. (Banks)	261	17,879
People’s United Financial, Inc. (Banks)	8,352	129,707
PNC Financial Services Group (Banks)	11,484	771,840
Popular, Inc.* (Banks)	14,094	55,530
PrivateBancorp, Inc. (Banks)	1,566	22,425
Prosperity Bancshares, Inc. (Banks)	1,044	40,946
Provident Financial Services, Inc. (Savings & Loans)	1,305	17,200
Regions Financial Corp. (Banks)	26,100	230,724
Sterling Bancshares, Inc. (Banks)	2,349	13,812
SunTrust Banks, Inc. (Banks)	10,962	324,475
Susquehanna Bancshares, Inc. (Banks)	2,610	28,449
SVB Financial Group* (Banks)	783	38,547
Synovus Financial Corp. (Banks)	9,396	28,282
TCF Financial Corp. (Banks)	2,871	53,487
TFS Financial Corp. (Savings & Loans)	2,088	29,524
TrustCo Bank Corp. NY (Banks)	1,566	10,414
Trustmark Corp. (Banks)	1,305	31,946
U.S. Bancorp (Banks)	42,021	1,124,902
UMB Financial Corp. (Banks)	783	32,980
Umpqua Holdings Corp. (Banks)	2,610	38,993
United Bankshares, Inc. (Banks)	1,044	30,318
Valley National Bancorp (Banks)	3,393	55,102
Washington Federal, Inc. (Savings & Loans)	2,349	48,319
Webster Financial Corp. (Banks)	1,566	32,448
Wells Fargo & Co. (Banks)	107,793	3,569,026
Westamerica Bancorp (Banks)	522	30,678
Whitney Holding Corp. (Banks)	2,088	28,606
Wilmington Trust Corp. (Banks)	1,827	31,662
Wintrust Financial Corp. (Banks)	783	29,206
Zions Bancorp (Banks)	3,132	89,982

TOTAL COMMON STOCKS (Cost $15,000,112)		19,682,428

	Principal Amount
Repurchase Agreements (26.8%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $787,007 (Collateralized by $851,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $802,821)	$787,000	787,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,207,022 (Collateralized by $2,198,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $2,252,262)	2,207,000	2,207,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,648,036 (Collateralized by $2,999,400 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $3,721,093)	3,648,000	3,648,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $472,005 (Collateralized by $443,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $482,316)	$472,000	$472,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,114,000)		7,114,000

TOTAL INVESTMENT SECURITIES (Cost $22,114,112)—101.0%		26,796,428
Net other assets (liabilities) — (1.0)%		(273,321)

NET ASSETS — 100.0%		$26,523,107

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $4,700,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$10,205,710	$(488,935)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	$9,863,336	$(402,086)
		$(891,021)

Banks UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Banks	$13,410,207	50.6%
Diversified Financial Services	5,738,432	21.6%
Savings & Loans	533,789	2.0%
Other* *	6,840,679	25.8%

Total	$26,523,107	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$19,682,428	$—	$—	$19,682,428
Repurchase Agreements	—	7,114,000	—	7,114,000

Total Investment Securities	19,682,428	7,114,000	—	26,796,428

Other Financial Instruments^	—	(891,021)	—	(891,021)

Total Investments	$19,682,428	$6,222,979	$—	$25,905,407

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (73.3%)
Air Products & Chemicals, Inc. (Chemicals)	13,532	$1,038,987
Airgas, Inc. (Chemicals)	4,776	303,037
AK Steel Holding Corp. (Iron/Steel)	7,562	126,663
Albemarle Corp. (Chemicals)	6,368	290,763
Alcoa, Inc. (Mining)	70,247	944,120
Allegheny Technologies, Inc. (Iron/Steel)	6,368	340,497
Alpha Natural Resources, Inc.* (Coal)	8,159	384,126
Arch Coal, Inc. (Coal)	11,144	300,888
Ashland, Inc. (Chemicals)	4,975	296,311
Avery Dennison Corp. (Household Products/Wares)	7,761	302,912
Cabot Corp. (Chemicals)	3,383	110,083
Calgon Carbon Corp.* (Environmental Control)	3,781	58,605
Carpenter Technology Corp. (Iron/Steel)	2,985	117,221
Celanese Corp.—Series A (Chemicals)	9,950	318,300
CF Industries Holdings, Inc. (Chemicals)	4,378	366,307
Cliffs Natural Resources, Inc. (Iron/Steel)	8,955	559,956
Coeur d’Alene Mines Corp.* (Mining)	5,373	96,284
Commercial Metals Co. (Metal Fabricate/Hardware)	7,761	115,484
Compass Minerals International, Inc. (Mining)	2,189	164,854
CONSOL Energy, Inc. (Coal)	14,925	666,849
Cytec Industries, Inc. (Chemicals)	3,383	162,587
Domtar Corp.* (Forest Products & Paper)	2,786	197,360
E.I. du Pont de Nemours & Co. (Chemicals)	58,307	2,322,951
Eastman Chemical Co. (Chemicals)	4,776	319,610
Ecolab, Inc. (Chemicals)	16,318	796,971
FMC Corp. (Chemicals)	4,975	316,609
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	29,651	2,239,540
Fuller (H.B.) Co. (Chemicals)	3,383	79,331
Hecla Mining Co.* (Mining)	16,318	97,418
Huntsman Corp. (Chemicals)	11,343	129,424
International Flavors & Fragrances, Inc. (Chemicals)	5,373	269,134
International Paper Co. (Forest Products & Paper)	27,263	729,013
Intrepid Potash, Inc.* (Chemicals)	2,985	78,386
Kaiser Aluminum Corp. (Mining)	995	39,989
Lubrizol Corp. (Chemicals)	4,776	431,464
Massey Energy Co. (Coal)	5,970	218,681
Minerals Technologies, Inc. (Chemicals)	1,194	68,894
NewMarket Corp. (Chemicals)	796	87,560
Newmont Mining Corp. (Mining)	32,835	1,841,387
Nucor Corp. (Iron/Steel)	19,502	883,831
Olin Corp. (Chemicals)	4,776	100,296
OM Group, Inc.* (Chemicals)	2,189	82,635
Patriot Coal Corp.* (Coal)	5,373	105,794
Peabody Energy Corp. (Coal)	18,308	855,350
PPG Industries, Inc. (Chemicals)	11,343	798,207
Praxair, Inc. (Chemicals)	21,293	1,783,715
Reliance Steel & Aluminum Co. (Iron/Steel)	4,378	213,690
Rockwood Holdings, Inc.* (Chemicals)	3,582	107,245
Royal Gold, Inc. (Mining)	3,781	193,512
RPM, Inc. (Chemicals)	8,756	193,332
RTI International Metals, Inc.* (Mining)	1,990	53,829
Schulman (A.), Inc. (Chemicals)	2,189	56,936
Sensient Technologies Corp. (Chemicals)	3,383	106,666
Sigma-Aldrich Corp. (Chemicals)	7,164	424,825
Solutia, Inc.* (Chemicals)	8,358	147,101
Southern Copper Corp. (Mining)	14,527	444,236
Steel Dynamics, Inc. (Iron/Steel)	14,726	231,345
The Dow Chemical Co. (Chemicals)	78,605	2,423,392
The Mosaic Co. (Chemicals)	10,149	519,020
Titanium Metals Corp.* (Mining)	5,970	92,057
United States Steel Corp. (Iron/Steel)	9,950	543,867
USEC, Inc.* (Mining)	7,761	46,566
W.R. Grace & Co.* (Chemicals)	4,179	120,731
Walter Energy, Inc. (Holding Companies—Diversified)	3,582	289,461
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	3,383	29,940
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,378	69,917

TOTAL COMMON STOCKS (Cost $15,716,730)		28,246,052

	Principal Amount
Repurchase Agreements (28.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,206,011 (Collateralized by $1,305,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,230,245)	$1,206,000	1,206,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,380,034 (Collateralized by $3,366,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $3,449,097)	3,380,000	3,380,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,578,056 (Collateralized by $5,350,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $5,690,453)	5,578,000	5,578,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $723,008 (Collateralized by $679,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $739,261)	$723,000	$723,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,887,000)		10,887,000

TOTAL INVESTMENT SECURITIES (Cost $26,603,730)—101.6%		39,133,052
Net other assets (liabilities) — (1.6)%		(610,776)

NET ASSETS — 100.0%		$38,522,276

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $6,520,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$15,140,882	$(503,593)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	$14,487,577	$(496,131)
		$(999,724)

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Chemicals	$14,650,810	38.0%
Coal	2,531,688	6.6%
Environmental Control	58,605	0.2%
Forest Products & Paper	956,313	2.5%
Holding Companies—Diversified	289,461	0.7%
Household Products/Wares	302,912	0.8%
Iron/Steel	3,017,070	7.8%
Metal Fabricate/Hardware	185,401	0.5%
Mining	6,253,792	16.2%
Other* *	10,276,224	26.7%

Total	$38,522,276	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$28,246,052	$—	$—	$28,246,052
Repurchase Agreements	—	10,887,000	—	10,887,000

Total Investment Securities	28,246,052	10,887,000	—	39,133,052

Other Financial Instruments^	—	(999,724)	—	(999,724)

Total Investments	$28,246,052	$9,887,276	$—	$38,133,328

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (73.5%)
Acorda Therapeutics, Inc.* (Biotechnology)	2,002	$77,578
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,576	251,131
Amgen, Inc.* (Biotechnology)	52,767	3,026,715
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,721	138,721
Biogen Idec, Inc.* (Biotechnology)	14,014	746,245
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,148	120,309
Celera Corp.* (Biotechnology)	4,147	30,978
Celgene Corp.* (Biotechnology)	24,024	1,488,287
Charles River Laboratories International, Inc.* (Biotechnology)	3,432	114,903
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,003	67,327
Dendreon Corp.* (Biotechnology)	6,864	372,166
Gen-Probe, Inc.* (Healthcare—Products)	2,574	121,982
Genzyme Corp.* (Biotechnology)	13,871	738,492
Gilead Sciences, Inc.* (Pharmaceuticals)	47,476	1,883,373
Human Genome Sciences, Inc.* (Biotechnology)	9,581	265,298
Illumina, Inc.* (Biotechnology)	6,578	275,421
Incyte, Corp.* (Biotechnology)	5,720	76,762
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,862	52,267
Life Technologies Corp.* (Biotechnology)	9,295	508,529
Myriad Genetics, Inc.* (Biotechnology)	5,005	120,170
Nektar Therapeutics* (Biotechnology)	4,862	67,874
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,289	94,953
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,003	176,186
PDL BioPharma, Inc. (Biotechnology)	6,149	35,787
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,289	83,968
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,432	49,764
Techne Corp. (Healthcare—Products)	2,002	132,633
United Therapeutics Corp.* (Pharmaceuticals)	2,431	138,300
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,010	388,088

TOTAL COMMON STOCKS (Cost $7,179,918)		11,644,207

	Principal Amount
Repurchase Agreements (26.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $460,004 (Collateralized by $498,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $469,365)	$460,000	460,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,289,013 (Collateralized by $1,268,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,317,512)	1,289,000	1,289,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,133,021 (Collateralized by $1,541,100 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $2,175,808)	2,133,000	2,133,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $275,003 (Collateralized by $259,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $281,986)	275,000	275,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,157,000)		4,157,000

TOTAL INVESTMENT SECURITIES (Cost $11,336,918)—99.7%		15,801,207
Net other assets (liabilities) — 0.3%		42,900

NET ASSETS — 100.0%		$15,844,107

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,110,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$4,859,940	$(12,503)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	$7,286,798	$(82,522)
		$(95,025)

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Biotechnology	$8,718,156	55.0%
Healthcare—Products	254,615	1.6%
Pharmaceuticals	2,671,436	16.9%
Other* *	4,199,900	26.5%

Total	$15,844,107	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$11,644,207	$—	$—	$11,644,207
Repurchase Agreements	—	4,157,000	—	4,157,000

Total Investment Securities	11,644,207	4,157,000	—	15,801,207

Other Financial Instruments^	—	(95,025)	—	(95,025)

Total Investments	$11,644,207	$4,061,975	$—	$15,706,182

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (74.5%)
Activision Blizzard, Inc. (Software)	2,850	$31,578
Alberto-Culver Co. (Cosmetics/Personal Care)	450	12,960
Altria Group, Inc. (Agriculture)	10,400	220,376
Archer-Daniels-Midland Co. (Agriculture)	2,950	82,423
Avon Products, Inc. (Cosmetics/Personal Care)	2,150	69,509
BorgWarner, Inc.* (Auto Parts & Equipment)	600	26,004
Briggs & Stratton Corp. (Machinery—Diversified)	250	5,935
Brown-Forman Corp. (Beverages)	550	31,999
Brunswick Corp. (Leisure Time)	450	9,405
Bunge, Ltd. (Agriculture)	700	37,065
Callaway Golf Co. (Leisure Time)	350	3,287
Campbell Soup Co. (Food)	1,100	39,446
Carter’s, Inc.* (Apparel)	300	9,666
Central European Distribution Corp.* (Distribution/Wholesale)	300	10,395
Chiquita Brands International, Inc.* (Food)	200	3,008
Church & Dwight, Inc. (Household Products/Wares)	350	24,237
Clorox Co. (Household Products/Wares)	700	45,290
Coach, Inc. (Apparel)	1,600	66,800
Coca-Cola Co. (Beverages)	10,750	574,587
Coca-Cola Enterprises, Inc. (Beverages)	1,600	44,368
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,500	210,250
ConAgra Foods, Inc. (Food)	2,250	55,057
Constellation Brands, Inc.* (Beverages)	1,000	18,270
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	300	6,366
Corn Products International, Inc. (Food)	350	12,600
D.R. Horton, Inc. (Home Builders)	1,400	20,566
Dana Holding Corp.* (Auto Parts & Equipment)	700	9,352
Darling International, Inc.* (Environmental Control)	400	3,796
Dean Foods Co.* (Food)	900	14,130
Deckers Outdoor Corp.* (Apparel)	50	7,029
Del Monte Foods Co. (Food)	1,000	14,940
Dr. Pepper Snapple Group, Inc. (Beverages)	1,200	39,276
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,300	7,956
Electronic Arts, Inc.* (Software)	1,650	31,960
Energizer Holdings, Inc.* (Electrical Components & Equipment)	350	21,385
Flowers Foods, Inc. (Food)	450	11,862
Ford Motor Co.* (Auto Manufacturers)	16,300	212,226
Fossil, Inc.* (Household Products/Wares)	250	9,725
Fresh Del Monte Produce, Inc.* (Food)	200	4,174
Garmin, Ltd. (Electronics)	600	22,428
General Mills, Inc. (Food)	1,550	110,329
Gentex Corp. (Electronics)	700	15,043
Genuine Parts Co. (Distribution/Wholesale)	800	34,240
Green Mountain Coffee Roasters, Inc.* (Beverages)	200	14,532
Hanesbrands, Inc.* (Apparel)	450	12,812
Hansen Natural Corp.* (Beverages)	350	15,428
Harley-Davidson, Inc. (Leisure Time)	1,150	38,904
Harman International Industries, Inc.* (Home Furnishings)	350	13,818
Hasbro, Inc. (Toys/Games/Hobbies)	650	24,934
Heinz (H.J.) Co. (Food)	1,600	74,992
Herbalife, Ltd. (Pharmaceuticals)	300	14,475
Herman Miller, Inc. (Office Furnishings)	300	6,366
HNI Corp. (Office Furnishings)	200	6,208
Hormel Foods Corp. (Food)	350	14,266
Iconix Brand Group, Inc.* (Apparel)	350	6,041
Jarden Corp. (Household Products/Wares)	450	14,454
JM Smucker Co. (Food)	600	36,642
Johnson Controls, Inc. (Auto Parts & Equipment)	3,400	114,206
Jones Apparel Group, Inc. (Apparel)	450	9,792
KB Home (Home Builders)	400	7,412
Kellogg Co. (Food)	1,200	65,928
Kimberly-Clark Corp. (Household Products/Wares)	2,100	128,646
Kraft Foods, Inc. (Food)	8,050	238,280
Lancaster Colony Corp. (Miscellaneous Manufacturing)	100	5,497
Lear Corp.* (Auto Parts & Equipment)	250	20,295
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	750	18,398
Lennar Corp.—Class A (Home Builders)	750	14,925
LKQ Corp.* (Distribution/Wholesale)	700	14,742
Lorillard, Inc. (Agriculture)	800	62,696
M.D.C. Holdings, Inc. (Home Builders)	200	7,660
Martek Biosciences Corp.* (Biotechnology)	150	3,305
Mattel, Inc. (Toys/Games/Hobbies)	1,800	41,490
McCormick & Co., Inc. (Food)	550	21,763
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,050	54,190
Mohawk Industries, Inc.* (Textiles)	300	19,122
Molson Coors Brewing Co.—Class B (Beverages)	800	35,488
Monsanto Co. (Agriculture)	2,750	173,415
NBTY, Inc.* (Pharmaceuticals)	300	12,204
Newell Rubbermaid, Inc. (Housewares)	1,400	23,898
NIKE, Inc.—Class B (Apparel)	1,400	106,274
Nu Skin Enterprises, Inc. (Retail)	250	7,515
NVR, Inc.* (Home Builders)	50	35,902
PepsiCo, Inc. (Beverages)	8,200	534,804
Philip Morris International, Inc. (Commercial Services)	9,600	471,168
Phillips-Van Heusen Corp. (Apparel)	250	15,753
Polaris Industries, Inc. (Leisure Time)	150	8,876
Pool Corp. (Distribution/Wholesale)	250	6,133
Procter & Gamble Co. (Cosmetics/Personal Care)	14,800	919,969

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Pulte Group, Inc.* (Home Builders)	1,700	$22,253
Ralcorp Holdings, Inc.* (Food)	300	19,965
Reynolds American, Inc. (Agriculture)	850	45,407
Sara Lee Corp. (Food)	3,300	46,926
Smithfield Foods, Inc.* (Food)	800	14,992
Snap-on, Inc. (Hand/Machine Tools)	300	14,454
Stanley Black & Decker, Inc. (Hand/Machine Tools)	800	49,720
Take-Two Interactive Software, Inc.* (Software)	400	4,348
Tempur-Pedic International, Inc.* (Home Furnishings)	350	11,795
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	600	39,552
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,200	16,116
The Hain Celestial Group, Inc.* (Food)	200	3,956
The Hershey Co. (Food)	800	37,608
The Ryland Group, Inc. (Home Builders)	200	4,556
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	250	12,113
The Timberland Co.—Class A* (Apparel)	200	4,300
The Warnaco Group, Inc.* (Apparel)	250	11,960
Thor Industries, Inc. (Home Builders)	200	7,142
TiVo, Inc.* (Home Furnishings)	550	9,636
Toll Brothers, Inc.* (Home Builders)	700	15,799
Tootsie Roll Industries, Inc. (Food)	100	2,660
TreeHouse Foods, Inc.* (Food)	150	6,344
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	400	12,884
Tupperware Corp. (Household Products/Wares)	300	15,321
Tyson Foods, Inc.—Class A (Food)	1,550	30,364
Under Armour, Inc.—Class A* (Retail)	200	6,750
Universal Corp. (Agriculture)	100	5,178
V.F. Corp. (Apparel)	450	38,889
WABCO Holdings, Inc.* (Auto Parts & Equipment)	300	9,957
WD-40 Co. (Household Products/Wares)	100	3,523
Whirlpool Corp. (Home Furnishings)	350	38,104
Wolverine World Wide, Inc. (Apparel)	250	7,653

TOTAL COMMON STOCKS (Cost $6,117,500)		6,305,141

	Principal Amount
Repurchase Agreements (25.1%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $234,002 (Collateralized by $253,400 U.S. Treasury Notes, 2.75%, 2/15/19, market value $238,830)	$234,000	234,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $658,007 (Collateralized by $610,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $672,729)	658,000	658,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,092,011 (Collateralized by $789,100 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $1,114,094)	1,092,000	1,092,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $140,002 (Collateralized by $132,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $143,715)	140,000	140,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,124,000)		2,124,000

TOTAL INVESTMENT SECURITIES (Cost $8,241,500)—99.6%		8,429,141
Net other assets (liabilities) — 0.4%		35,672

NET ASSETS — 100.0%		$8,464,813

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $1,300,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$3,337,276	$(59,432)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	$3,078,465	$(71,583)
		$(131,015)

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Agriculture	$626,560	7.4%
Apparel	296,969	3.5%
Auto Manufacturers	212,226	2.5%
Auto Parts & Equipment	215,180	2.5%
Beverages	1,308,752	15.5%
Biotechnology	3,305	NM
Commercial Services	471,168	5.6%
Cosmetics/Personal Care	1,252,240	14.8%
Distribution/Wholesale	65,510	0.8%
Electrical Components & Equipment	21,385	0.2%
Electronics	37,471	0.4%
Environmental Control	3,796	NM
Food	880,232	10.4%
Hand/Machine Tools	64,174	0.8%
Home Builders	136,215	1.6%
Home Furnishings	73,353	0.9%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2010
(unaudited)

Household Products/Wares	253,309	3.0%
Housewares	23,898	0.3%
Leisure Time	60,472	0.7%
Machinery—Diversified	5,935	0.1%
Miscellaneous Manufacturing	31,851	0.4%
Office Furnishings	12,574	0.1%
Pharmaceuticals	80,869	1.0%
Retail	14,265	0.2%
Software	67,886	0.8%
Textiles	19,122	0.2%
Toys/Games/Hobbies	66,424	0.8%
Other* *	2,159,672	25.5%

Total	$8,464,813	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$6,305,141	$—	$—	$6,305,141
Repurchase Agreements	—	2,124,000	—	2,124,000

Total Investment Securities	6,305,141	2,124,000	—	8,429,141

Other Financial Instruments^	—	(131,015)	—	(131,015)

Total Investments	$6,305,141	$1,992,985	$—	$8,298,126

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (73.3%)
99 Cents Only Stores* (Retail)	381	$5,913
Aaron’s, Inc. (Commercial Services)	635	14,332
Abercrombie & Fitch Co.—Class A (Retail)	762	33,322
Acxiom Corp.* (Software)	635	12,116
Advance Auto Parts, Inc. (Retail)	762	34,366
Aeropostale, Inc.* (Retail)	889	25,817
Alaska Air Group, Inc.* (Airlines)	254	10,518
Amazon.com, Inc.* (Internet)	2,921	400,352
American Eagle Outfitters, Inc. (Retail)	1,524	25,618
AmerisourceBergen Corp. (Pharmaceuticals)	2,413	74,441
AMR Corp.* (Airlines)	2,794	20,620
AnnTaylor Stores Corp.* (Retail)	508	11,024
Apollo Group, Inc.—Class A* (Commercial Services)	1,016	58,329
Arbitron, Inc. (Commercial Services)	254	7,826
AutoNation, Inc.* (Retail)	635	12,827
AutoZone, Inc.* (Retail)	254	46,993
Avis Budget Group, Inc.* (Commercial Services)	889	13,442
Bally Technologies, Inc.* (Entertainment)	508	23,429
Barnes & Noble, Inc. (Retail)	381	8,397
Bed Bath & Beyond, Inc.* (Retail)	2,286	105,065
Best Buy Co., Inc. (Retail)	2,921	133,198
Big Lots, Inc.* (Retail)	762	29,108
BJ’s Wholesale Club, Inc.* (Retail)	508	19,446
Bob Evans Farms, Inc. (Retail)	254	7,856
Boyd Gaming Corp.* (Lodging)	508	6,452
Brinker International, Inc. (Retail)	889	16,464
Burger King Holdings, Inc. (Retail)	762	16,078
Cablevision Systems Corp.—Class A (Media)	2,159	59,243
Cardinal Health, Inc. (Pharmaceuticals)	3,048	105,735
Career Education Corp.* (Commercial Services)	508	14,869
Carmax, Inc.* (Retail)	1,651	40,565
Carnival Corp.—Class A (Leisure Time)	3,556	148,285
Casey’s General Stores, Inc. (Retail)	381	14,718
CBS Corp.—Class B (Media)	4,953	80,288
CEC Entertainment, Inc.* (Retail)	254	9,919
Cheesecake Factory, Inc.* (Retail)	508	13,802
Chemed Corp. (Commercial Services)	127	6,986
Chico’s FAS, Inc. (Retail)	1,524	22,692
Chipotle Mexican Grill, Inc.—Class A* (Retail)	254	34,267
Choice Hotels International, Inc. (Lodging)	254	9,223
Collective Brands, Inc.* (Retail)	508	11,913
Comcast Corp.—Class A (Media)	17,526	345,963
Comcast Corp.—Special Class A (Media)	6,604	124,485
Continental Airlines, Inc.—Class B* (Airlines)	1,143	25,546
Copart, Inc.* (Retail)	635	22,663
Corinthian Colleges, Inc.* (Commercial Services)	762	11,902
Costco Wholesale Corp. (Retail)	3,683	217,592
Cracker Barrel Old Country Store, Inc. (Retail)	254	12,540
CTC Media, Inc. (Media)	381	6,435
CVS Corp. (Retail)	11,938	440,870
Darden Restaurants, Inc. (Retail)	1,143	51,149
Delta Air Lines, Inc.* (Airlines)	6,604	79,776
DeVry, Inc. (Commercial Services)	508	31,694
Dick’s Sporting Goods, Inc.* (Retail)	762	22,182
Dillards, Inc.—Class A (Retail)	508	14,265
DIRECTV—Class A* (Media)	7,747	280,674
Discovery Communications, Inc.—Class A* (Media)	1,143	44,234
Discovery Communications, Inc.—Class C* (Media)	1,143	38,142
DISH Network Corp.—Class A (Media)	1,778	39,383
Dolby Laboratories, Inc.—Class A* (Electronics)	508	34,910
Dollar Tree, Inc.* (Retail)	762	46,269
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	635	25,203
Dress Barn, Inc.* (Retail)	508	14,061
Dun & Bradstreet Corp. (Software)	381	29,326
eBay, Inc.* (Internet)	9,271	220,742
Expedia, Inc. (Internet)	1,778	41,979
FactSet Research Systems, Inc. (Computers)	381	28,659
Family Dollar Stores, Inc. (Retail)	1,143	45,217
Foot Locker, Inc. (Retail)	1,270	19,494
GameStop Corp.—Class A* (Retail)	1,397	33,961
Gannett Co., Inc. (Media)	2,032	34,585
Gaylord Entertainment Co.* (Lodging)	254	8,572
Genesco, Inc.* (Retail)	254	8,456
Group 1 Automotive, Inc.* (Retail)	254	7,887
GUESS?, Inc. (Apparel)	508	23,302
H & R Block, Inc. (Commercial Services)	2,921	53,483
Hertz Global Holdings, Inc.* (Commercial Services)	1,524	22,037
Hillenbrand, Inc. (Commercial Services)	508	12,487
Home Depot, Inc. (Retail)	14,478	510,349
HSN, Inc.* (Retail)	381	11,480
Hyatt Hotels Corp.—Class A* (Lodging)	381	15,686
IHS, Inc.—Class A* (Computers)	381	19,305
Interactive Data Corp. (Commercial Services)	254	8,501
International Game Technology (Entertainment)	2,540	53,543
International Speedway Corp. (Entertainment)	254	7,762
Interpublic Group of Cos., Inc.* (Advertising)	4,064	36,210
Interval Leisure Group, Inc.* (Leisure Time)	381	5,635
ITT Educational Services, Inc.* (Commercial Services)	254	25,687
J. Crew Group, Inc.* (Retail)	381	17,705
J.C. Penney Co., Inc. (Retail)	1,778	51,864
Jack in the Box, Inc.* (Retail)	508	11,948
JetBlue Airways Corp.* (Airlines)	2,032	11,359
John Wiley & Sons, Inc. (Media)	381	16,105

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Kohls Corp.* (Retail)	2,413	$132,691
Kroger Co. (Food)	5,207	115,752
Lamar Advertising Co.* (Advertising)	508	18,908
Las Vegas Sands Corp.* (Lodging)	3,683	91,559
Liberty Global, Inc.—Class A* (Media)	1,016	27,849
Liberty Global, Inc.—Series C* (Media)	1,016	27,513
Liberty Media Holding Corp.—Capital Series A* (Media)	762	33,734
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,826	74,176
Liberty Media-Starz—Series A* (Media)	381	21,104
Life Time Fitness, Inc.* (Leisure Time)	381	14,006
Limited, Inc. (Retail)	2,286	61,265
Live Nation, Inc.* (Commercial Services)	1,270	19,926
Lowe’s Cos., Inc. (Retail)	12,446	337,535
Macy’s, Inc. (Retail)	3,556	82,499
Madison Square Garden, Inc.—Class A* (Entertainment)	508	10,541
Marriott International, Inc.—Class A (Lodging)	2,667	98,039
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	254	8,890
McDonald’s Corp. (Retail)	9,144	645,475
McGraw-Hill Cos., Inc. (Media)	2,667	89,931
McKesson Corp. (Commercial Services)	2,286	148,156
Meredith Corp. (Media)	254	9,126
MGM Grand, Inc.* (Commercial Services)	2,159	34,306
Morningstar, Inc.* (Commercial Services)	127	5,970
Netflix, Inc.* (Internet)	381	37,631
News Corp.—Class A (Media)	15,367	236,959
News Corp.—Class B (Media)	3,683	65,521
Nordstrom, Inc. (Retail)	1,397	57,738
O’Reilly Automotive, Inc.* (Retail)	1,143	55,881
Office Depot, Inc.* (Retail)	2,286	15,682
OfficeMax, Inc.* (Retail)	635	12,065
Omnicare, Inc. (Pharmaceuticals)	1,016	28,235
Omnicom Group, Inc. (Advertising)	2,667	113,774
Orient-Express Hotels, Ltd.—Class A* (Lodging)	889	12,135
P.F. Chang’s China Bistro, Inc.* (Retail)	127	5,542
Panera Bread Co.—Class A* (Retail)	254	19,797
Papa John’s International, Inc.* (Retail)	127	3,480
Penn National Gaming* (Entertainment)	508	15,728
PetSmart, Inc. (Retail)	1,016	33,599
Pinnacle Entertainment, Inc.* (Entertainment)	508	6,873
Polo Ralph Lauren Corp. (Apparel)	508	45,669
Priceline.com, Inc.* (Internet)	381	99,841
RadioShack Corp. (Retail)	1,016	21,895
Regal Entertainment Group—Class A (Entertainment)	635	10,846
Regis Corp. (Retail)	508	9,713
Rent-A-Center, Inc.* (Commercial Services)	508	13,117
Rite Aid Corp.* (Retail)	5,080	7,518
Rollins, Inc. (Commercial Services)	381	8,287
Ross Stores, Inc. (Retail)	1,016	56,896
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,143	40,965
Ruddick Corp. (Food)	381	13,465
Safeway, Inc. (Food)	3,429	80,924
Saks, Inc.* (Retail)	1,143	11,144
Sally Beauty Holdings, Inc.* (Retail)	762	7,277
Scholastic Corp. (Media)	254	6,861
Scientific Games Corp.—Class A* (Entertainment)	635	9,341
Scripps Networks Interactive—Class A (Entertainment)	762	34,549
Sears Holdings Corp.* (Retail)	381	46,082
Service Corp. International (Commercial Services)	2,159	19,388
Signet Jewelers, Ltd.* (Retail)	762	24,399
SkyWest, Inc. (Airlines)	508	7,610
Sonic Corp.* (Retail)	508	5,949
Sotheby’s (Commercial Services)	635	21,209
Southwest Airlines Co. (Airlines)	6,350	83,693
Staples, Inc. (Retail)	6,096	143,439
Starbucks Corp. (Retail)	6,350	164,973
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,524	83,073
Strayer Education, Inc. (Commercial Services)	127	30,876
SuperValu, Inc. (Food)	1,778	26,492
Sysco Corp. (Food)	4,953	156,218
Target Corp. (Retail)	5,842	332,235
The Buckle, Inc. (Retail)	254	9,190
The Cato Corp.—Class A (Retail)	254	6,032
The Children’s Place Retail Stores, Inc.* (Retail)	127	5,819
The Gap, Inc. (Retail)	4,318	106,784
The Gymboree Corp.* (Apparel)	254	12,479
The Men’s Wearhouse, Inc. (Retail)	381	9,003
The New York Times Co.—Class A* (Media)	762	7,559
Tiffany & Co. (Retail)	1,016	49,256
Time Warner Cable, Inc. (Media)	3,048	171,450
Time Warner, Inc. (Media)	9,906	327,690
TJX Cos., Inc. (Retail)	3,556	164,785
Tractor Supply Co. (Retail)	254	17,061
UAL Corp.* (Airlines)	1,397	30,147
United Natural Foods, Inc.* (Food)	381	11,693
Urban Outfitters, Inc.* (Retail)	1,143	42,874
Vail Resorts, Inc.* (Entertainment)	254	11,593
ValueClick, Inc.* (Internet)	762	7,833
VCA Antech, Inc.* (Pharmaceuticals)	762	21,687
Viacom, Inc.—Class B* (Media)	4,699	166,016
Wal-Mart Stores, Inc. (Retail)	18,288	981,151
Walgreen Co. (Retail)	8,382	294,627
Walt Disney Co. (Media)	15,240	561,442
Washington Post Co.—Class B (Media)	127	64,409
WebMD Health Corp.* (Internet)	381	18,456
Weight Watchers International, Inc. (Commercial Services)	254	6,749
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	3,048	16,185

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc.* (Food)	1,143	$44,600
Williams Sonoma, Inc. (Retail)	762	21,946
WMS Industries, Inc.* (Leisure Time)	508	25,410
Wyndham Worldwide Corp. (Lodging)	1,524	40,858
Wynn Resorts, Ltd. (Lodging)	635	56,032
YUM! Brands, Inc. (Retail)	3,937	167,008

TOTAL COMMON STOCKS (Cost $12,290,514)		13,000,477

	Principal Amount
Repurchase Agreements (27.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $536,005 (Collateralized by $580,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $546,838)	$536,000	536,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,505,015 (Collateralized by $1,500,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $1,537,031)	1,505,000	1,505,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,488,025 (Collateralized by $1,797,600 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $2,537,948)	2,488,000	2,488,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $321,003 (Collateralized by $302,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $328,803)	321,000	321,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,850,000)		4,850,000

TOTAL INVESTMENT SECURITIES (Cost $17,140,514)—100.7%		17,850,477
Net other assets (liabilities) — (0.7)%		(117,185)

NET ASSETS — 100.0%		$17,733,292

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,900,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$6,832,189	$(181,482)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	$6,753,310	$(175,275)
		$(356,757)

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Advertising	$168,892	1.0%
Airlines	269,269	1.5%
Apparel	81,450	0.5%
Commercial Services	589,559	3.3%
Computers	47,964	0.3%
Electronics	34,910	0.2%
Entertainment	209,408	1.2%
Food	449,144	2.5%
Internet	901,010	5.0%
Leisure Time	234,301	1.3%
Lodging	421,629	2.4%
Media	2,886,701	16.3%
Miscellaneous Manufacturing	8,890	0.1%
Pharmaceuticals	230,098	1.3%
Retail	6,409,625	36.1%
Retail—Restaurants	16,185	0.1%
Software	41,442	0.2%
Other* *	4,732,815	26.7%

Total	$17,733,292	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$13,000,477	$—	$—	$13,000,477
Repurchase Agreements	—	4,850,000	—	4,850,000

Total Investment Securities	13,000,477	4,850,000	—	17,850,477

Other Financial Instruments^	—	(356,757)	—	(356,757)

Total Investments	$13,000,477	$4,493,243	$—	$17,493,720

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (74.1%)
ACE, Ltd. (Insurance)	2,670	$142,017
Affiliated Managers Group, Inc.* (Diversified Financial Services)	267	22,476
AFLAC, Inc. (Insurance)	3,738	190,488
Alexandria Real Estate Equities, Inc. (REIT)	267	18,906
Allied World Assurance Holdings, Ltd. (Insurance)	267	11,633
Allstate Corp. (Insurance)	4,272	139,566
AMB Property Corp. (REIT)	1,068	29,754
American Campus Communities, Inc. (REIT)	534	15,043
American Express Co. (Diversified Financial Services)	8,544	394,049
American Financial Group, Inc. (Insurance)	534	15,716
American International Group, Inc.* (Insurance)	1,068	41,545
AmeriCredit Corp.* (Diversified Financial Services)	534	12,784
Ameriprise Financial, Inc. (Diversified Financial Services)	2,136	99,025
Annaly Mortgage Management, Inc. (REIT)	4,539	76,936
AON Corp. (Insurance)	1,869	79,358
Apartment Investment and Management Co.—Class A (REIT)	1,068	23,934
Arch Capital Group, Ltd.* (Insurance)	534	40,360
Argo Group International Holdings, Ltd. (Insurance)	267	8,808
Arthur J. Gallagher & Co. (Insurance)	801	21,042
Aspen Insurance Holdings, Ltd. (Insurance)	534	14,407
Associated Banc-Corp (Banks)	1,335	19,398
Assurant, Inc. (Insurance)	1,068	38,907
Assured Guaranty, Ltd. (Insurance)	1,068	23,015
Astoria Financial Corp. (Savings & Loans)	801	12,928
Avalonbay Communities, Inc. (REIT)	534	55,557
Axis Capital Holdings, Ltd. (Insurance)	1,068	33,290
BancorpSouth, Inc. (Banks)	534	11,823
Bank of America Corp. (Banks)	80,367	1,432,944
Bank of Hawaii Corp. (Banks)	267	14,119
Bank of New York Mellon Corp. (Banks)	9,612	299,222
BB&T Corp. (Banks)	5,607	186,377
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,141	472,857
BioMed Realty Trust, Inc. (REIT)	801	14,827
BlackRock, Inc.—Class A (Diversified Financial Services)	267	49,128
BOK Financial Corp. (Banks)	267	14,533
Boston Properties, Inc. (REIT)	1,068	84,222
Brandywine Realty Trust (REIT)	1,068	13,606
BRE Properties, Inc.—Class A (REIT)	534	22,300
Brookfield Properties Corp. (Real Estate)	2,136	34,133
Brown & Brown, Inc. (Insurance)	801	16,132
Camden Property Trust (REIT)	534	25,862
Capital One Financial Corp. (Diversified Financial Services)	3,738	162,267
CapitalSource, Inc. (Diversified Financial Services)	2,136	12,752
Capitol Federal Financial (Savings & Loans)	267	10,063
Cathay Bancorp, Inc. (Banks)	534	6,606
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,136	36,996
CBL & Associates Properties, Inc. (REIT)	1,068	15,593
Chimera Investment Corp. (REIT)	5,607	22,821
Chubb Corp. (Insurance)	2,670	141,163
Cincinnati Financial Corp. (Insurance)	1,335	37,914
CIT Group, Inc.* (Banks)	1,602	65,041
Citigroup, Inc.* (Diversified Financial Services)	166,341	726,910
City National Corp. (Banks)	267	16,629
CME Group, Inc. (Diversified Financial Services)	534	175,371
Colonial Properties Trust (REIT)	534	8,421
Comerica, Inc. (Banks)	1,335	56,070
Commerce Bancshares, Inc. (Banks)	534	22,118
Corporate Office Properties Trust (REIT)	534	21,600
Cullen/Frost Bankers, Inc. (Banks)	534	31,698
DCT Industrial Trust, Inc. (REIT)	1,602	8,427
Delphi Financial Group, Inc.—Class A (Insurance)	267	7,343
Developers Diversified Realty Corp. (REIT)	1,602	19,689
DiamondRock Hospitality Co. (REIT)	1,068	11,737
Digital Realty Trust, Inc. (REIT)	534	31,346
Discover Financial Services (Diversified Financial Services)	4,272	66,045
Douglas Emmett, Inc. (REIT)	1,068	17,878
Duke-Weeks Realty Corp. (REIT)	1,869	25,288
E* TRADE Financial Corp.* (Diversified Financial Services)	14,952	25,119
East West Bancorp, Inc. (Banks)	801	15,692
EastGroup Properties, Inc. (REIT)	267	10,915
Eaton Vance Corp. (Diversified Financial Services)	1,068	37,636
Endurance Specialty Holdings, Ltd. (Insurance)	534	19,678
Entertainment Properties Trust (REIT)	267	11,673
Equifax, Inc. (Commercial Services)	1,068	35,885
Equity Lifestyle Properties, Inc. (REIT)	267	14,821
Equity Residential Properties Trust (REIT)	2,136	96,697
Erie Indemnity Co.—Class A (Insurance)	267	12,365
Essex Property Trust, Inc. (REIT)	267	28,254
Everest Re Group, Ltd. (Insurance)	534	40,931
F.N.B. Corp. (Banks)	801	7,465
Federal Realty Investment Trust (REIT)	534	41,326
Federated Investors, Inc.—Class B (Diversified Financial Services)	801	19,320
Fidelity National Title Group, Inc.—Class A (Insurance)	1,869	28,371
Fifth Third Bancorp (Banks)	6,408	95,543

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
First American Financial Corp. (Insurance)	1,068	$36,921
First Financial Bankshares, Inc. (Banks)	267	14,279
First Horizon National Corp.* (Banks)	1,869	26,446
First Midwest Bancorp, Inc. (Banks)	534	8,117
First Niagara Financial Group, Inc. (Savings & Loans)	1,869	25,979
FirstMerit Corp. (Banks)	801	18,824
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,068	16,501
Forestar Group, Inc.* (Real Estate)	267	6,018
Franklin Resources, Inc. (Diversified Financial Services)	1,335	154,379
Franklin Street Properties Corp. (REIT)	534	7,871
Fulton Financial Corp. (Banks)	1,335	14,018
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	4,005	66,163
Glacier Bancorp, Inc. (Banks)	534	9,874
GLG Partners, Inc.* (Diversified Financial Services)	1,335	4,325
Greenhill & Co., Inc. (Diversified Financial Services)	267	23,467
Hancock Holding Co. (Banks)	267	10,915
Hanover Insurance Group, Inc. (Insurance)	534	24,057
Hartford Financial Services Group, Inc. (Insurance)	3,204	91,538
Hatteras Financial Corp. (REIT)	267	7,121
HCC Insurance Holdings, Inc. (Insurance)	801	21,779
HCP, Inc. (REIT)	2,403	77,184
Health Care REIT, Inc. (REIT)	1,068	47,985
Healthcare Realty Trust, Inc. (REIT)	534	12,891
Highwoods Properties, Inc. (REIT)	534	17,072
Home Properties, Inc. (REIT)	267	13,267
Horace Mann Educators Corp. (Insurance)	267	4,595
Hospitality Properties Trust (REIT)	1,068	28,291
Host Marriott Corp. (REIT)	5,073	82,487
HRPT Properties Trust (REIT)	1,869	14,653
Hudson City Bancorp, Inc. (Savings & Loans)	4,005	53,267
Huntington Bancshares, Inc. (Banks)	5,874	39,767
IBERIABANK Corp. (Banks)	267	16,458
IntercontinentalExchange, Inc.* (Diversified Financial Services)	534	62,280
International Bancshares Corp. (Banks)	534	12,907
Invesco, Ltd. (Diversified Financial Services)	3,471	79,798
Investment Technology Group, Inc.* (Diversified Financial Services)	267	4,638
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,040	1,364,263
Janus Capital Group, Inc. (Diversified Financial Services)	1,335	18,797
Jefferies Group, Inc. (Diversified Financial Services)	801	21,803
Jones Lang LaSalle, Inc. (Real Estate)	267	21,061
KBW, Inc.* (Diversified Financial Services)	267	7,997
KeyCorp (Banks)	7,209	65,025
Kilroy Realty Corp. (REIT)	267	9,361
Kimco Realty Corp. (REIT)	3,204	49,950
LaSalle Hotel Properties (REIT)	534	14,071
Legg Mason, Inc. (Diversified Financial Services)	1,335	42,306
Lexington Realty Trust (REIT)	801	5,671
Liberty Property Trust (REIT)	801	27,082
Lincoln National Corp. (Insurance)	2,403	73,508
Loews Corp. (Insurance)	2,937	109,374
M&T Bank Corp. (Banks)	534	46,645
Mack-Cali Realty Corp. (REIT)	534	18,348
Marsh & McLennan Cos., Inc. (Insurance)	4,272	103,468
Marshall & Ilsley Corp. (Banks)	4,272	38,875
MasterCard, Inc.—Class A (Software)	801	198,680
MB Financial, Inc. (Banks)	534	13,083
MBIA, Inc.* (Insurance)	1,335	12,789
Mercury General Corp. (Insurance)	267	12,012
MetLife, Inc. (Insurance)	4,806	219,057
MF Global Holdings, Ltd.* (Diversified Financial Services)	801	7,385
MFA Financial, Inc. (REIT)	2,136	15,187
MGIC Investment Corp.* (Insurance)	1,068	11,139
Mid-America Apartment Communities, Inc. (REIT)	267	14,757
Montpelier Re Holdings, Ltd. (Insurance)	534	8,864
Moody’s Corp. (Commercial Services)	1,602	39,601
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,146	306,612
MSCI, Inc.—Class A* (Software)	801	27,755
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,335	28,035
National Penn Bancshares, Inc. (Banks)	1,068	7,818
National Retail Properties, Inc. (REIT)	534	12,565
Nationwide Health Properties, Inc. (REIT)	1,068	37,401
New York Community Bancorp (Savings & Loans)	3,471	57,167
NewAlliance Bancshares, Inc. (Savings & Loans)	801	10,437
Northern Trust Corp. (Banks)	1,869	102,758
NYSE Euronext (Diversified Financial Services)	2,136	69,698
Old National Bancorp (Banks)	801	10,741
Old Republic International Corp. (Insurance)	1,869	28,054
OMEGA Healthcare Investors, Inc. (REIT)	801	16,036
optionsXpress Holdings, Inc.* (Diversified Financial Services)	267	4,739
PacWest Bancorp (Banks)	267	6,411
PartnerRe, Ltd. (Insurance)	534	41,428
People’s United Financial, Inc. (Banks)	2,937	45,612
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	267	10,509
Platinum Underwriters Holdings, Ltd. (Insurance)	534	19,870
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,335	53,133

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	4,272	$287,121
Popular, Inc.* (Banks)	5,073	19,988
Post Properties, Inc. (REIT)	267	6,878
Potlatch Corp. (Forest Products & Paper)	267	10,002
Principal Financial Group, Inc. (Insurance)	2,403	70,216
PrivateBancorp, Inc. (Banks)	534	7,647
ProAssurance Corp.* (Insurance)	267	16,274
Progressive Corp. (Insurance)	5,073	101,917
ProLogis (REIT)	3,738	49,229
Prosperity Bancshares, Inc. (Banks)	267	10,472
Protective Life Corp. (Insurance)	801	19,280
Provident Financial Services, Inc. (Savings & Loans)	534	7,038
Prudential Financial, Inc. (Insurance)	3,738	237,587
Public Storage, Inc. (REIT)	1,068	103,500
Raymond James Financial Corp. (Diversified Financial Services)	801	24,543
Rayonier, Inc. (Forest Products & Paper)	534	26,155
Realty Income Corp. (REIT)	801	26,265
Redwood Trust, Inc. (REIT)	534	8,907
Regency Centers Corp. (REIT)	801	32,881
Regions Financial Corp. (Banks)	9,612	84,970
Reinsurance Group of America, Inc. (Insurance)	534	27,570
RenaissanceRe Holdings (Insurance)	534	29,877
RLI Corp. (Insurance)	267	15,486
SEI Investments Co. (Software)	1,335	29,984
Selective Insurance Group, Inc. (Insurance)	534	8,923
Senior Housing Properties Trust (REIT)	1,068	24,009
Simon Property Group, Inc. (REIT)	2,403	213,915
SL Green Realty Corp. (REIT)	534	33,199
SLM Corp.* (Diversified Financial Services)	3,738	45,753
St. Joe Co.* (Real Estate)	801	26,465
StanCorp Financial Group, Inc. (Insurance)	267	12,004
State Street Corp. (Banks)	4,005	174,218
Sterling Bancshares, Inc. (Banks)	801	4,710
Stifel Financial Corp.* (Diversified Financial Services)	267	15,307
Sunstone Hotel Investors, Inc.* (REIT)	801	10,197
SunTrust Banks, Inc. (Banks)	4,005	118,548
Susquehanna Bancshares, Inc. (Banks)	1,068	11,641
SVB Financial Group* (Banks)	267	13,144
Synovus Financial Corp. (Banks)	3,471	10,448
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,136	122,841
Tanger Factory Outlet Centers, Inc. (REIT)	267	11,107
Taubman Centers, Inc. (REIT)	534	23,160
TCF Financial Corp. (Banks)	1,068	19,897
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,869	37,417
TFS Financial Corp. (Savings & Loans)	801	11,326
The Charles Schwab Corp. (Diversified Financial Services)	7,743	149,362
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,471	503,989
The Macerich Co. (REIT)	1,068	47,750
The Travelers Cos., Inc. (Insurance)	4,272	216,761
Torchmark Corp. (Insurance)	801	42,886
Tower Group, Inc. (Insurance)	267	6,157
Transatlantic Holdings, Inc. (Insurance)	534	26,556
TrustCo Bank Corp. NY (Banks)	534	3,551
Trustmark Corp. (Banks)	534	13,072
U.S. Bancorp (Banks)	15,486	414,560
UDR, Inc. (REIT)	1,335	27,114
UMB Financial Corp. (Banks)	267	11,246
Umpqua Holdings Corp. (Banks)	1,068	15,956
United Bankshares, Inc. (Banks)	267	7,754
Unitrin, Inc. (Insurance)	267	7,810
UnumProvident Corp. (Insurance)	2,670	65,335
Validus Holdings, Ltd. (Insurance)	801	20,482
Valley National Bancorp (Banks)	1,335	21,680
Ventas, Inc. (REIT)	1,335	63,052
Visa, Inc.—Class A (Commercial Services)	3,738	337,280
Vornado Realty Trust (REIT)	1,335	111,299
W.R. Berkley Corp. (Insurance)	1,068	28,836
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	801	29,733
Washington Federal, Inc. (Savings & Loans)	801	16,477
Washington REIT (REIT)	534	16,794
Webster Financial Corp. (Banks)	534	11,064
Weingarten Realty Investors (REIT)	1,068	24,692
Wells Fargo & Co. (Banks)	39,516	1,308,375
Westamerica Bancorp (Banks)	267	15,692
Western Union Co. (Commercial Services)	5,607	102,328
Whitney Holding Corp. (Banks)	801	10,974
Willis Group Holdings PLC (Insurance)	1,335	45,991
Wilmington Trust Corp. (Banks)	801	13,881
Wintrust Financial Corp. (Banks)	267	9,959
XL Capital, Ltd.—Class A (Insurance)	2,670	47,526
Zenith National Insurance Corp. (Insurance)	267	10,098
Zions Bancorp (Banks)	1,068	30,684

TOTAL COMMON STOCKS (Cost $13,655,766)		17,254,346

	Principal Amount
Repurchase Agreements (24.9%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $641,006 (Collateralized by $693,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $653,906)	$641,000	641,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financial UltraSector Profund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,798,018 (Collateralized by $1,791,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $1,835,215)	$1,798,000	$1,798,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,969,030 (Collateralized by $2,448,600 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $3,029,105)	2,969,000	2,969,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $384,004 (Collateralized by $362,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $394,128)	384,000	384,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,792,000)		5,792,000

TOTAL INVESTMENT SECURITIES (Cost $19,447,766) — 99.0%		23,046,346
Net other assets (liabilities) — 1.0%		236,860

NET ASSETS — 100.0%		$23,283,206

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,930,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$10,069,174	$(352,065)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	$7,545,322	$(372,647)
		$(724,712)

Financials UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Banks	$5,455,103	23.4%
Commercial Services	515,094	2.2%
Diversified Financial Services	5,009,021	21.5%
Forest Products & Paper	89,290	0.4%
Insurance	3,452,931	14.8%
REIT	2,130,632	9.2%
Real Estate	141,174	0.6%
Savings & Loans	204,682	0.9%
Software	256,419	1.1%
Other* *	6,028,860	25.9%

Total	$23,283,206	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financial UltraSector Profund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$17,254,346	$—	$—	$17,254,346
Repurchase Agreements	—	5,792,000	—	5,792,000

Total Investment Securities	17,254,346	5,792,000	—	23,046,346

Other Financial Instruments^	—	(724,712)	—	(724,712)

Total Investments	$17,254,346	$5,067,288	$—	$22,321,634

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (71.7%)
Abbott Laboratories (Pharmaceuticals)	5,460	$279,334
Acorda Therapeutics, Inc.* (Biotechnology)	120	4,650
Aetna, Inc. (Healthcare—Services)	1,560	46,098
Alcon, Inc. (Healthcare—Products)	240	37,406
Alexion Pharmaceuticals, Inc.* (Biotechnology)	300	16,464
Alkermes, Inc.* (Pharmaceuticals)	360	4,716
Allergan, Inc. (Pharmaceuticals)	1,080	68,785
Amedisys, Inc.* (Healthcare—Services)	120	6,910
American Medical Systems Holdings, Inc.* (Healthcare—Products)	240	4,301
AMERIGROUP Corp.* (Healthcare—Services)	180	6,523
Amgen, Inc.* (Biotechnology)	3,600	206,496
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	480	9,907
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	180	6,408
Bard (C.R.), Inc. (Healthcare—Products)	360	31,151
Baxter International, Inc. (Healthcare—Products)	2,160	101,995
Beckman Coulter, Inc. (Healthcare—Products)	240	14,976
Becton, Dickinson & Co. (Healthcare—Products)	780	59,569
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	60	6,701
Biogen Idec, Inc.* (Biotechnology)	960	51,120
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	360	8,413
Boston Scientific Corp.* (Healthcare—Products)	5,340	36,739
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,000	151,740
Brookdale Senior Living, Inc.* (Healthcare—Services)	180	3,870
CareFusion Corp.* (Healthcare—Products)	660	18,203
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	120	5,077
Celera Corp.* (Biotechnology)	300	2,241
Celgene Corp.* (Biotechnology)	1,620	100,359
Centene Corp.* (Healthcare—Services)	180	4,122
Cephalon, Inc.* (Pharmaceuticals)	240	15,408
Cepheid, Inc.* (Healthcare—Products)	180	3,598
Charles River Laboratories International, Inc.* (Biotechnology)	240	8,035
CIGNA Corp. (Insurance)	960	30,778
Community Health Systems, Inc.* (Healthcare—Services)	300	12,258
Cooper Cos., Inc. (Healthcare—Products)	180	7,000
Covance, Inc.* (Healthcare—Services)	240	13,714
Coventry Health Care, Inc.* (Healthcare—Services)	540	12,820
Covidien PLC (Healthcare—Products)	1,800	86,382
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	180	4,036
DaVita, Inc.* (Healthcare—Services)	360	22,475
Dendreon Corp.* (Biotechnology)	480	26,026
DENTSPLY International, Inc. (Healthcare—Products)	540	19,786
Edwards Lifesciences Corp.* (Healthcare—Products)	180	18,554
Eli Lilly & Co. (Pharmaceuticals)	3,480	121,696
Emergency Medical Services Corp.—Class A* (Commercial Services)	120	6,346
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	360	7,884
Express Scripts, Inc.* (Pharmaceuticals)	900	90,117
Forest Laboratories, Inc.* (Pharmaceuticals)	1,080	29,441
Gen-Probe, Inc.* (Healthcare—Products)	180	8,530
Genzyme Corp.* (Biotechnology)	960	51,110
Gilead Sciences, Inc.* (Pharmaceuticals)	3,240	128,531
Haemonetics Corp.* (Healthcare—Products)	60	3,472
Health Management Associates, Inc.—Class A* (Healthcare—Services)	840	7,829
Health Net, Inc.* (Healthcare—Services)	360	7,927
HEALTHSOUTH Corp.* (Healthcare—Services)	300	6,138
Healthways, Inc.* (Healthcare—Services)	120	1,955
Henry Schein, Inc.* (Healthcare—Products)	300	18,141
Hill-Rom Holdings, Inc. (Healthcare—Products)	240	7,610
HMS Holdings Corp.* (Commercial Services)	120	6,420
Hologic, Inc.* (Healthcare—Products)	900	16,083
Hospira, Inc.* (Pharmaceuticals)	600	32,274
Human Genome Sciences, Inc.* (Biotechnology)	660	18,275
Humana, Inc.* (Healthcare—Services)	600	27,432
IDEXX Laboratories, Inc.* (Healthcare—Products)	240	15,874
Illumina, Inc.* (Biotechnology)	420	17,585
Immucor, Inc.* (Healthcare—Products)	240	5,138
Incyte, Corp.* (Biotechnology)	420	5,636
Intuitive Surgical, Inc.* (Healthcare—Products)	120	43,267
Invacare Corp. (Healthcare—Products)	120	3,172
Inverness Medical Innovations, Inc.* (Healthcare—Products)	300	11,934
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	300	3,225
Johnson & Johnson (Healthcare—Products)	9,780	628,854
Kinetic Concepts, Inc.* (Healthcare—Products)	240	10,392
King Pharmaceuticals, Inc.* (Pharmaceuticals)	840	8,232

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Healthcare—Services)	360	$28,285
Life Technologies Corp.* (Biotechnology)	660	36,109
LifePoint Hospitals, Inc.* (Healthcare—Services)	180	6,872
Lincare Holdings, Inc.* (Healthcare—Services)	240	11,206
Magellan Health Services, Inc.* (Healthcare—Services)	120	5,065
Masimo Corp. (Healthcare—Products)	180	4,214
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,680	98,986
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	240	6,091
Mednax, Inc.* (Healthcare—Services)	180	9,889
Medtronic, Inc. (Healthcare—Products)	3,900	170,391
Merck & Co., Inc. (Pharmaceuticals)	11,040	386,841
Millipore Corp.* (Biotechnology)	180	19,107
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,080	23,792
Myriad Genetics, Inc.* (Biotechnology)	360	8,644
Nektar Therapeutics* (Biotechnology)	300	4,188
NuVasive, Inc.* (Healthcare—Products)	120	4,992
Odyssey Healthcare, Inc.* (Healthcare—Services)	120	2,500
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	240	6,929
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	180	10,561
Owens & Minor, Inc. (Distribution/Wholesale)	180	5,661
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	120	3,257
PAREXEL International Corp.* (Commercial Services)	180	4,244
Patterson Cos., Inc. (Healthcare—Products)	360	11,516
PDL BioPharma, Inc. (Biotechnology)	420	2,444
Perrigo Co. (Pharmaceuticals)	300	18,309
Pfizer, Inc. (Pharmaceuticals)	28,440	475,517
Pharmaceutical Product Development, Inc. (Commercial Services)	360	9,900
PharMerica Corp.* (Pharmaceuticals)	120	2,316
PSS World Medical, Inc.* (Healthcare—Products)	180	4,217
Psychiatric Solutions, Inc.* (Healthcare—Services)	180	5,791
Quest Diagnostics, Inc. (Healthcare—Services)	540	30,866
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	240	6,127
ResMed, Inc.* (Healthcare—Products)	240	16,423
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	180	7,236
Savient Pharmaceuticals, Inc.* (Biotechnology)	240	3,480
St. Jude Medical, Inc.* (Healthcare—Products)	1,200	48,984
STERIS Corp. (Healthcare—Products)	180	5,990
Stryker Corp. (Healthcare—Products)	1,080	62,035
Techne Corp. (Healthcare—Products)	120	7,950
Teleflex, Inc. (Miscellaneous Manufacturing)	120	7,358
Tenet Healthcare Corp.* (Healthcare—Services)	1,680	10,500
Theravance, Inc.* (Pharmaceuticals)	180	3,019
Thermo Fisher Scientific, Inc.* (Electronics)	1,440	79,603
Thoratec Corp.* (Healthcare—Products)	180	8,026
United Therapeutics Corp.* (Pharmaceuticals)	180	10,240
UnitedHealth Group, Inc. (Healthcare—Services)	4,080	123,665
Universal Health Services, Inc.—Class B (Healthcare—Services)	300	11,136
Valeant Pharmaceuticals International* (Pharmaceuticals)	240	10,800
Varian Medical Systems, Inc.* (Healthcare—Products)	420	23,680
Varian, Inc.* (Electronics)	120	6,215
Vertex Pharmaceuticals, Inc.* (Biotechnology)	660	25,588
Warner Chilcott PLC—Class A* (Pharmaceuticals)	360	10,210
Waters Corp.* (Electronics)	360	25,916
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	360	15,415
WellCare Health Plans, Inc.* (Healthcare—Services)	120	3,436
WellPoint, Inc.* (Healthcare—Services)	1,620	87,156
West Pharmaceutical Services, Inc. (Healthcare—Products)	120	5,022
Zimmer Holdings, Inc.* (Healthcare—Products)	780	47,510

TOTAL COMMON STOCKS (Cost $3,903,893)		5,017,084

	Principal Amount
Repurchase Agreements (21.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $161,001 (Collateralized by $174,400 U.S. Treasury Notes, 2.75%, 2/15/19, market value $164,372)	$161,000	161,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $455,005 (Collateralized by $423,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $466,499)	455,000	455,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $757,008 (Collateralized by $547,100 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $772,425)	$757,000	$757,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $95,001 (Collateralized by $90,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $97,988)	95,000	95,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,468,000)		1,468,000
TOTAL INVESTMENT SECURITIES (Cost $5,371,893)—92.7%		6,485,084
Net other assets (liabilities) — 7.3%		511,976
NET ASSETS —100.0%		$6,997,060

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $930,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$3,260,220	$(83,319)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	$2,215,144	$(26,930)
		$(110,249)

Health Care UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Biotechnology	$620,385	8.9%
Commercial Services	26,910	0.4%
Distribution/Wholesale	5,661	0.1%
Electronics	111,734	1.6%
Healthcare—Products	1,639,485	23.4%
Healthcare—Services	516,438	7.4%
Insurance	30,778	0.4%
Miscellaneous Manufacturing	7,358	0.1%
Pharmaceuticals	2,058,335	29.4%
Other* *	1,979,976	28.3%

Total	$6,997,060	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$5,017,084	$—	$—	$5,017,084
Repurchase Agreements	—	1,468,000	—	1,468,000

Total Investment Securities	5,017,084	1,468,000	—	6,485,084

Other Financial Instruments^	—	(110,249)	—	(110,249)

Total Investments	$5,017,084	$1,357,751	$—	$6,374,835

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (71.8%)
3M Co. (Miscellaneous Manufacturing)	5,868	$520,316
AAR Corp.* (Aerospace/Defense)	326	7,948
ABM Industries, Inc. (Commercial Services)	326	7,006
Accenture PLC—Class A (Computers)	5,705	248,966
Actuant Corp.—Class A (Miscellaneous Manufacturing)	652	14,950
Acuity Brands, Inc. (Miscellaneous Manufacturing)	326	14,738
Aecom Technology Corp.* (Engineering & Construction)	978	29,408
AGCO Corp.* (Machinery—Diversified)	815	28,541
Agilent Technologies, Inc.* (Electronics)	3,097	112,297
Alexander & Baldwin, Inc. (Transportation)	326	11,599
Alliance Data Systems Corp.* (Commercial Services)	489	36,704
Alliant Techsystems, Inc.* (Aerospace/Defense)	326	26,377
American Superconductor Corp.* (Electrical Components & Equipment)	326	9,513
Ametek, Inc. (Electrical Components & Equipment)	978	42,299
Amphenol Corp.—Class A (Electronics)	1,630	75,322
Anixter International, Inc.* (Telecommunications)	326	17,082
AptarGroup, Inc. (Miscellaneous Manufacturing)	489	21,047
Arkansas Best Corp. (Transportation)	163	4,965
Arrow Electronics, Inc.* (Electronics)	1,141	34,801
Astec Industries, Inc.* (Machinery—Construction & Mining)	163	5,399
Automatic Data Processing, Inc. (Software)	4,564	197,895
Avnet, Inc.* (Electronics)	1,304	41,689
AVX Corp. (Electronics)	489	7,555
Baldor Electric Co. (Hand/Machine Tools)	326	12,522
Ball Corp. (Packaging & Containers)	815	43,366
BE Aerospace, Inc.* (Aerospace/Defense)	815	24,214
Belden, Inc. (Electrical Components & Equipment)	489	13,428
Bemis Co., Inc. (Packaging & Containers)	978	29,741
Benchmark Electronics, Inc.* (Electronics)	652	14,109
Black Box Corp. (Telecommunications)	163	5,084
Boeing Co. (Aerospace/Defense)	6,194	448,631
Brady Corp.—Class A (Electronics)	489	16,802
Brink’s Home Security Holdings, Inc.* (Commercial Services)	489	20,509
Broadridge Financial Solutions, Inc. (Software)	1,141	27,167
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	652	41,083
C.H. Robinson Worldwide, Inc. (Transportation)	1,467	88,460
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	489	18,450
Caterpillar, Inc. (Machinery—Construction & Mining)	5,705	388,453
Ceradyne, Inc.* (Miscellaneous Manufacturing)	163	3,619
Checkpoint Systems, Inc.* (Electronics)	326	7,364
Cintas Corp. (Textiles)	1,141	31,092
Clarcor, Inc. (Miscellaneous Manufacturing)	489	18,494
Clean Harbors, Inc.* (Environmental Control)	163	10,339
Cognex Corp. (Machinery—Diversified)	326	6,817
Commscope, Inc.* (Telecommunications)	815	26,553
Con-way, Inc. (Transportation)	489	18,993
Convergys Corp.* (Commercial Services)	978	12,362
Cooper Industries PLC (Miscellaneous Manufacturing)	1,467	72,030
Corrections Corp. of America* (Commercial Services)	978	20,264
Crane Co. (Miscellaneous Manufacturing)	489	17,575
Crown Holdings, Inc.* (Packaging & Containers)	1,467	38,142
CSX Corp. (Transportation)	3,586	200,995
Cummins, Inc. (Machinery—Diversified)	1,630	117,735
Curtiss-Wright Corp. (Aerospace/Defense)	489	17,443
CyberSource Corp.* (Internet)	652	16,743
Danaher Corp. (Miscellaneous Manufacturing)	2,282	192,327
Deere & Co. (Machinery—Diversified)	3,749	224,265
Deluxe Corp. (Commercial Services)	489	10,254
Dionex Corp.* (Electronics)	163	13,296
Donaldson Co., Inc. (Miscellaneous Manufacturing)	652	30,188
Dover Corp. (Miscellaneous Manufacturing)	1,630	85,119
Eagle Materials, Inc.—Class A (Building Materials)	326	10,390
Eaton Corp. (Miscellaneous Manufacturing)	1,467	113,194
EMCOR Group, Inc.* (Engineering & Construction)	652	18,621
Emerson Electric Co. (Electrical Components & Equipment)	6,846	357,567
EnerSys* (Electrical Components & Equipment)	326	8,437
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	163	5,029
Esterline Technologies Corp.* (Aerospace/Defense)	326	18,184
Euronet Worldwide, Inc.* (Commercial Services)	489	7,790
Expeditors International of Washington, Inc. (Transportation)	1,956	79,687

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Fastenal Co. (Distribution/Wholesale)	1,304	$71,316
FedEx Corp. (Transportation)	2,608	234,746
Fidelity National Information Services, Inc. (Software)	2,934	77,135
Fiserv, Inc.* (Software)	1,467	74,949
Flextronics International, Ltd.* (Electronics)	7,335	56,846
FLIR Systems, Inc.* (Electronics)	1,304	39,889
Flowserve Corp. (Machinery—Diversified)	489	56,030
Fluor Corp. (Engineering & Construction)	1,630	86,129
Fortune Brands, Inc. (Household Products/Wares)	1,304	68,356
Forward Air Corp. (Transportation)	326	9,135
Foster Wheeler AG* (Engineering & Construction)	1,141	34,207
FTI Consulting, Inc.* (Commercial Services)	489	20,113
G & K Services, Inc. (Textiles)	163	4,481
Gardner Denver, Inc. (Machinery—Diversified)	489	24,592
GATX Corp. (Trucking & Leasing)	326	10,641
Genco Shipping & Trading, Ltd.* (Transportation)	326	7,550
General Cable Corp.* (Electrical Components & Equipment)	489	13,971
General Dynamics Corp. (Aerospace/Defense)	2,934	224,040
General Electric Co. (Miscellaneous Manufacturing)	96,659	1,822,989
Genesee & Wyoming, Inc.—Class A* (Transportation)	326	12,747
Global Payments, Inc. (Software)	815	34,890
Goodrich Corp. (Aerospace/Defense)	1,141	84,639
Graco, Inc. (Machinery—Diversified)	489	16,959
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,141	19,237
Granite Construction, Inc. (Engineering & Construction)	326	10,957
Greif, Inc.—Class A (Packaging & Containers)	163	9,646
Harsco Corp. (Miscellaneous Manufacturing)	652	20,186
Heartland Express, Inc. (Transportation)	489	8,088
Hewitt Associates, Inc.* (Commercial Services)	815	33,407
Hexcel Corp.* (Aerospace/Defense Equipment)	815	13,203
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,357	301,767
Hub Group, Inc.—Class A* (Transportation)	326	10,435
Hubbell, Inc.—Class B (Electrical Components & Equipment)	489	22,724
IDEX Corp. (Machinery—Diversified)	652	21,907
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,912	199,903
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,934	108,499
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	326	7,814
Iron Mountain, Inc. (Commercial Services)	1,630	40,995
Itron, Inc.* (Electronics)	326	25,953
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,630	90,579
J.B. Hunt Transport Services, Inc. (Transportation)	815	30,041
Jabil Circuit, Inc. (Electronics)	1,793	27,469
Jack Henry & Associates, Inc. (Computers)	815	20,799
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,141	55,019
Joy Global, Inc. (Machinery—Construction & Mining)	978	55,560
Kaman Corp. (Aerospace/Defense)	163	4,468
Kansas City Southern Industries, Inc.* (Transportation)	815	33,048
Kaydon Corp. (Metal Fabricate/Hardware)	326	13,571
KBR, Inc. (Engineering & Construction)	1,467	32,391
Kennametal, Inc. (Hand/Machine Tools)	652	21,425
Kirby Corp.* (Transportation)	489	20,577
Knight Transportation, Inc. (Transportation)	489	10,411
L-3 Communications Holdings, Inc. (Aerospace/Defense)	978	91,511
Landstar System, Inc. (Transportation)	489	21,624
Lender Processing Services, Inc. (Diversified Financial Services)	815	30,766
Lennox International, Inc. (Building Materials)	489	22,132
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	326	19,540
Littelfuse, Inc.* (Electrical Components & Equipment)	163	6,884
Lockheed Martin Corp. (Aerospace/Defense)	2,771	235,230
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,141	13,418
Manitowoc Co. (Machinery—Diversified)	1,141	15,985
Manpower, Inc. (Commercial Services)	652	36,577
ManTech International Corp.—Class A* (Software)	163	7,340
Martin Marietta Materials (Building Materials)	326	31,257
Masco Corp. (Building Materials)	3,260	52,910
McDermott International, Inc.* (Engineering & Construction)	2,119	58,082
MDU Resources Group, Inc. (Electric)	1,630	34,556
MeadWestvaco Corp. (Forest Products & Paper)	1,304	35,430
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	326	40,906
Mine Safety Appliances Co. (Environmental Control)	326	9,581

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Molex, Inc. (Electrical Components & Equipment)	652	$14,611
Molex, Inc.—Class A (Electrical Components & Equipment)	652	12,388
Monster Worldwide, Inc.* (Internet)	1,141	19,888
Moog, Inc.—Class A* (Aerospace/Defense)	326	12,117
MSC Industrial Direct Co.—Class A (Retail)	326	17,764
Mueller Industries, Inc. (Metal Fabricate/Hardware)	326	9,666
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,467	8,215
Nalco Holding Co. (Environmental Control)	1,304	32,248
National Instruments Corp. (Computers)	489	16,910
Navigant Consulting Co.* (Commercial Services)	489	6,298
Navistar International Corp.* (Auto Manufacturers)	489	23,638
NeuStar, Inc.* (Telecommunications)	652	15,954
Nordson Corp. (Machinery—Diversified)	326	23,413
Norfolk Southern Corp. (Transportation)	3,260	193,416
Northrop Grumman Corp. (Aerospace/Defense)	2,608	176,901
Old Dominion Freight Line, Inc.* (Transportation)	326	11,697
Orbital Sciences Corp.* (Aerospace/Defense)	489	8,988
Oshkosh Truck Corp.* (Auto Manufacturers)	815	31,475
Overseas Shipholding Group, Inc. (Transportation)	163	8,160
Owens Corning, Inc.* (Building Materials)	978	34,015
Owens-Illinois, Inc.* (Packaging & Containers)	1,467	51,991
PACCAR, Inc. (Auto Manufacturers)	3,097	144,072
Packaging Corp. of America (Packaging & Containers)	978	24,186
Pactiv Corp.* (Packaging & Containers)	1,141	28,993
Pall Corp. (Miscellaneous Manufacturing)	978	38,132
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,467	101,487
Paychex, Inc. (Commercial Services)	2,934	89,780
Pentair, Inc. (Miscellaneous Manufacturing)	815	29,470
PerkinElmer, Inc. (Electronics)	978	24,499
PHH Corp.* (Commercial Services)	489	11,095
Plexus Corp.* (Electronics)	326	12,078
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,304	167,355
Quanex Building Products Corp. (Building Materials)	326	6,194
Quanta Services, Inc.* (Commercial Services)	1,956	39,374
R.R. Donnelley & Sons Co. (Commercial Services)	1,793	38,532
Raytheon Co. (Aerospace/Defense)	3,423	199,561
Regal-Beloit Corp. (Hand/Machine Tools)	326	20,626
Republic Services, Inc. (Environmental Control)	2,771	85,984
Resources Connection, Inc.* (Commercial Services)	489	8,577
Robert Half International, Inc. (Commercial Services)	1,304	35,704
Rock-Tenn Co.—Class A (Forest Products & Paper)	326	16,822
Rockwell Automation, Inc. (Machinery—Diversified)	1,304	79,179
Rockwell Collins, Inc. (Aerospace/Defense)	1,467	95,355
Roper Industries, Inc. (Miscellaneous Manufacturing)	815	49,731
Ryder System, Inc. (Transportation)	489	22,748
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	163	8,802
Sealed Air Corp. (Packaging & Containers)	1,467	31,541
Shaw Group, Inc.* (Engineering & Construction)	815	31,198
Sherwin-Williams Co. (Chemicals)	815	63,627
Silgan Holdings, Inc. (Packaging & Containers)	163	9,834
Simpson Manufacturing Co., Inc. (Building Materials)	326	11,081
Smith Corp. (Miscellaneous Manufacturing)	163	8,416
Sonoco Products Co. (Packaging & Containers)	978	32,401
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	978	21,692
SPX Corp. (Miscellaneous Manufacturing)	489	34,171
Stericycle, Inc.* (Environmental Control)	815	48,004
Teekay Shipping Corp. (Transportation)	326	8,166
Teledyne Technologies, Inc.* (Aerospace/Defense)	326	14,214
TeleTech Holdings, Inc.* (Commercial Services)	326	5,395
Temple-Inland, Inc. (Forest Products & Paper)	978	22,807
Terex Corp.* (Machinery—Construction & Mining)	978	25,937
Tetra Tech, Inc.* (Environmental Control)	489	11,907
Texas Industries, Inc. (Building Materials)	163	6,168
Textron, Inc. (Miscellaneous Manufacturing)	2,445	55,844
The Brink’s Co. (Miscellaneous Manufacturing)	489	13,022
The Corporate Executive Board Co. (Commercial Services)	326	8,952
Thomas & Betts Corp.* (Electronics)	489	20,509
Timken Co. (Metal Fabricate/Hardware)	652	22,937
Toro Co. (Housewares)	326	18,562
Total System Services, Inc. (Software)	1,793	28,706

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Towers Watson & Co.—Class A (Commercial Services)	326	$15,648
TransDigm Group, Inc. (Aerospace/Defense Equipment)	326	18,018
Trimble Navigation, Ltd.* (Electronics)	1,141	37,322
Trinity Industries, Inc. (Miscellaneous Manufacturing)	652	16,228
TrueBlue, Inc.* (Commercial Services)	326	5,148
Tyco Electronics, Ltd. (Electronics)	4,075	130,889
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,238	164,392
Union Pacific Corp. (Transportation)	4,564	345,312
United Parcel Service, Inc.—Class B (Transportation)	6,520	450,793
United Rentals, Inc.* (Commercial Services)	489	7,022
United Stationers, Inc.* (Distribution/Wholesale)	163	9,979
United Technologies Corp. (Aerospace/Defense)	7,824	586,409
URS Corp.* (Engineering & Construction)	815	41,850
USG Corp.* (Building Materials)	652	15,387
UTI Worldwide, Inc. (Transportation)	978	15,501
Valmont Industries, Inc. (Metal Fabricate/Hardware)	163	13,576
Valspar Corp. (Chemicals)	815	25,526
Veeco Instruments, Inc.* (Semiconductors)	326	14,341
Verisk Analytics, Inc.—Class A* (Commercial Services)	815	22,836
Vishay Intertechnology, Inc.* (Electronics)	1,630	16,968
VistaPrint N.V.* (Commercial Services)	326	16,815
Vulcan Materials Co. (Building Materials)	978	56,020
W.W. Grainger, Inc. (Distribution/Wholesale)	489	54,054
Wabtec Corp. (Machinery—Diversified)	489	23,267
Waste Connections, Inc.* (Environmental Control)	652	23,335
Waste Management, Inc. (Environmental Control)	4,075	141,321
Watsco, Inc. (Distribution/Wholesale)	326	19,306
Werner Enterprises, Inc. (Transportation)	489	10,963
WESCO International, Inc.* (Distribution/Wholesale)	326	13,242
Weyerhaeuser Co. (Forest Products & Paper)	1,956	96,861
Woodward Governor Co. (Electronics)	489	15,672
World Fuel Services Corp. (Retail)	489	13,902
Wright Express Corp.* (Commercial Services)	326	11,074
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	489	14,205

TOTAL COMMON STOCKS (Cost $13,497,803)		14,765,864

	Principal Amount
Repurchase Agreements (26.1%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $594,005 (Collateralized by $643,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $606,027)	$594,000	594,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,665,017 (Collateralized by $1,659,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $1,699,956)	1,665,000	1,665,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,752,028 (Collateralized by $1,988,400 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $2,807,330)	2,752,000	2,752,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $356,004 (Collateralized by $335,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $364,731)	356,000	356,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,367,000)		5,367,000

TOTAL INVESTMENT SECURITIES (Cost $18,864,803)—97.9%		20,132,864
Net other assets (liabilities) — 2.1%		424,236

NET ASSETS — 100.0%		$20,557,100

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,330,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$8,250,848	$(156,113)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	$7,841,162	$(169,248)
		$(325,361)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

Industrials UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Aerospace/Defense	$2,297,922	11.2%
Aerospace/Defense Equipment	31,221	0.1%
Auto Manufacturers	199,185	1.0%
Building Materials	245,554	1.2%
Chemicals	89,153	0.4%
Commercial Services	568,231	2.8%
Computers	286,675	1.4%
Distribution/Wholesale	167,897	0.8%
Diversified Financial Services	30,766	0.1%
Electric	34,556	0.2%
Electrical Components & Equipment	561,965	2.7%
Electronics	731,329	3.5%
Engineering & Construction	405,676	2.0%
Environmental Control	362,719	1.8%
Forest Products & Paper	185,338	0.9%
Hand/Machine Tools	74,113	0.4%
Household Products/Wares	68,356	0.3%
Housewares	18,562	0.1%
Internet	36,631	0.2%
Iron/Steel	8,802	NM
Machinery—Construction & Mining	516,432	2.5%
Machinery—Diversified	652,895	3.2%
Metal Fabricate/Hardware	235,320	1.1%
Miscellaneous Manufacturing	4,181,892	20.3%
Packaging & Containers	299,841	1.5%
Retail	31,666	0.1%
Semiconductors	14,341	0.1%
Software	448,082	2.2%
Telecommunications	64,673	0.3%
Textiles	35,573	0.2%
Transportation	1,869,857	9.1%
Trucking & Leasing	10,641	0.1%
Other* *	5,791,236	28.2%

Total	$20,557,100	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$14,765,864	$—	$—	$14,765,864
Repurchase Agreements	—	5,367,000	—	5,367,000

Total Investment Securities	14,765,864	5,367,000	—	20,132,864

Other Financial Instruments^	—	(325,361)	—	(325,361)

Total Investments	$14,765,864	$5,041,639	$—	$19,807,503

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (71.6%)
Akamai Technologies, Inc.* (Internet)	22,724	$882,373
Allscripts Healthcare Solutions, Inc.* (Software)	19,513	393,577
Amazon.com, Inc.* (Internet)	12,350	1,692,691
Ariba, Inc.* (Internet)	28,899	412,389
Art Technology Group, Inc.* (Internet)	70,148	300,233
Blue Nile, Inc.* (Internet)	5,928	320,053
Check Point Software Technologies, Ltd.* (Internet)	21,242	756,640
Concur Technologies, Inc.* (Software)	10,621	445,126
Constant Contact, Inc.* (Internet)	13,585	347,097
CyberSource Corp.* (Internet)	21,489	551,838
DealerTrack Holdings, Inc.* (Internet)	17,043	259,906
Digital River, Inc.* (Internet)	12,844	358,861
E* TRADE Financial Corp.* (Diversified Financial Services)	342,589	575,549
EarthLink, Inc. (Internet)	40,014	360,926
eBay, Inc.* (Internet)	53,599	1,276,192
Expedia, Inc. (Internet)	29,887	705,632
Google, Inc.—Class A* (Internet)	3,952	2,076,539
IAC/InterActiveCorp* (Internet)	21,242	476,246
Internap Network Services Corp.* (Internet)	36,309	209,866
j2 Global Communications, Inc.* (Internet)	15,561	374,709
Juniper Networks, Inc.* (Telecommunications)	36,062	1,024,521
Monster Worldwide, Inc.* (Internet)	30,134	525,236
Netflix, Inc.* (Internet)	8,398	829,470
NETGEAR, Inc.* (Telecommunications)	12,844	347,559
Priceline.com, Inc.* (Internet)	3,952	1,035,622
Quest Software, Inc.* (Software)	20,995	368,042
RealNetworks, Inc.* (Internet)	49,647	206,035
Salesforce.com, Inc.* (Software)	11,115	951,444
Sapient Corp. (Internet)	36,062	368,914
SONICWALL, Inc.* (Internet)	29,640	300,253
Sonus Networks, Inc.* (Telecommunications)	109,668	284,040
TD Ameritrade Holding Corp.* (Diversified Financial Services)	34,827	697,237
Tibco Software, Inc.* (Internet)	42,978	489,949
United Online, Inc. (Internet)	40,014	318,912
ValueClick, Inc.* (Internet)	33,592	345,326
VeriSign, Inc.* (Internet)	26,429	720,719
Vocus, Inc.* (Internet)	13,338	227,413
WebMD Health Corp.* (Internet)	10,868	526,446
Websense, Inc.* (Internet)	14,820	337,451
Yahoo!, Inc.* (Internet)	74,594	1,233,039

TOTAL COMMON STOCKS (Cost $17,753,080)		23,914,071

	Principal Amount
Repurchase Agreements (27.5%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,016,009 (Collateralized by $1,099,700 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,036,467)	$1,016,000	1,016,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,846,028 (Collateralized by $2,835,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $2,904,988)	2,846,000	2,846,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,699,047 (Collateralized by $4,270,100 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $4,794,673)	4,699,000	4,699,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $608,007 (Collateralized by $571,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $621,676)	608,000	608,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,169,000)		9,169,000

TOTAL INVESTMENT SECURITIES (Cost $26,922,080)—99.1%		33,083,071
Net other assets (liabilities) — 0.9%		308,513

NET ASSETS — 100.0%		$33,391,584

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $5,760,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$14,081,569	$(457,276)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	$12,137,954	$(394,282)
		$(851,558)

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector Profund	April 30, 2010
(unaudited)

Internet UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Diversified Financial Services	$1,272,786	3.8%
Internet	18,826,976	56.3%
Software	2,158,189	6.5%
Telecommunications	1,656,120	5.0%
Other* *	9,477,513	28.4%

Total	$33,391,584	100.0%

* * Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$23,914,071	$—	$—	$23,914,071
Repurchase Agreements	—	9,169,000	—	9,169,000

Total Investment Securities	23,914,071	9,169,000	—	33,083,071

Other Financial Instruments^	—	(851,558)	—	(851,558)

Total Investments	$23,914,071	$8,317,442	$—	$32,231,513

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (61.2%)
Leap Wireless International, Inc.* (Telecommunications)	8,797	$161,161
MetroPCS Communications, Inc.* (Telecommunications)	28,989	221,186
NII Holdings, Inc.—Class B* (Telecommunications)	24,076	1,021,304
Sprint Nextel Corp.* (Telecommunications)	261,116	1,109,743
Telephone & Data Systems, Inc. (Telecommunications)	5,983	207,371
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	6,482	196,275
US Cellular Corp.* (Telecommunications)	2,315	97,415

TOTAL COMMON STOCKS (Cost $2,156,651)		3,014,455

	Principal Amount
Repurchase Agreements (22.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $120,001 (Collateralized by $130,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $122,525)	$120,000	120,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $337,003 (Collateralized by $313,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $345,187)	337,000	337,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $558,006 (Collateralized by $403,200 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $569,259)	558,000	558,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $72,001 (Collateralized by $68,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $74,035)	72,000	72,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,087,000)		1,087,000

TOTAL INVESTMENT SECURITIES (Cost $3,243,651)—83.2%		4,101,455
Net other assets (liabilities)—16.8%		826,199

NET ASSETS—100.0%		$4,927,654

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $500,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$2,523,599	$(7,033)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,851,471	$(4,694)
		$(11,727)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Telecommunications	$3,014,455	61.2%
Other* *	1,913,199	38.8%

Total	$4,927,654	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$3,014,455	$—	$—	$3,014,455
Repurchase Agreements	—	1,087,000	—	1,087,000

Total Investment Securities	3,014,455	1,087,000	—	4,101,455

Other Financial Instruments^	—	(11,727)	—	(11,727)

Total Investments	$3,014,455	$1,075,273	$—	$4,089,728

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (76.3%)
Anadarko Petroleum Corp. (Oil & Gas)	16,500	$1,025,640
Apache Corp. (Oil & Gas)	11,250	1,144,800
Arena Resources, Inc.* (Oil & Gas)	1,250	46,163
Atlas Energy, Inc.* (Oil & Gas)	2,750	99,220
Atwood Oceanics, Inc.* (Oil & Gas)	2,000	72,820
Baker Hughes, Inc. (Oil & Gas Services)	14,500	721,520
Berry Petroleum Co.—Class A (Oil & Gas)	1,500	48,555
Bill Barrett Corp.* (Oil & Gas)	1,250	42,600
Brigham Exploration Co.* (Oil & Gas)	3,750	73,163
Bristow Group, Inc.* (Transportation)	1,250	48,388
Cabot Oil & Gas Corp. (Oil & Gas)	3,500	126,455
Cameron International Corp.* (Oil & Gas Services)	8,250	325,545
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,000	21,940
Chart Industries, Inc.* (Machinery—Diversified)	1,000	22,990
Chesapeake Energy Corp. (Oil & Gas)	21,750	517,650
Chevron Corp. (Oil & Gas)	67,750	5,517,560
Cimarex Energy Co. (Oil & Gas)	2,750	187,220
CNX Gas Corp.* (Oil & Gas)	1,000	38,270
Complete Production Services, Inc.* (Oil & Gas Services)	2,000	30,180
Comstock Resources, Inc.* (Oil & Gas)	1,500	48,090
Concho Resources, Inc.* (Oil & Gas)	2,500	142,050
ConocoPhillips (Oil & Gas)	44,000	2,604,360
Continental Resources, Inc.* (Oil & Gas)	1,000	49,160
Core Laboratories N.V. (Oil & Gas Services)	750	112,418
Denbury Resources, Inc.* (Oil & Gas)	13,000	248,950
Devon Energy Corp. (Oil & Gas)	14,250	959,452
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,250	177,975
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,750	97,020
Drill-Quip, Inc.* (Oil & Gas Services)	1,000	57,930
El Paso Corp. (Pipelines)	23,750	287,375
Energen Corp. (Gas)	2,500	122,175
EOG Resources, Inc. (Oil & Gas)	8,500	953,020
EXCO Resources, Inc. (Oil & Gas)	5,750	106,663
Exterran Holdings, Inc.* (Oil & Gas Services)	2,000	58,300
Exxon Mobil Corp. (Oil & Gas)	160,250	10,872,962
First Solar, Inc.* (Energy—Alternate Sources)	1,500	215,325
FMC Technologies, Inc.* (Oil & Gas Services)	4,000	270,760
Forest Oil Corp.* (Oil & Gas)	3,500	102,550
Frontier Oil Corp. (Oil & Gas)	3,500	53,200
Global Industries, Ltd.* (Oil & Gas Services)	3,500	23,450
Goodrich Petroleum Corp.* (Oil & Gas)	1,000	16,930
Halliburton Co. (Oil & Gas Services)	30,250	927,162
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,250	47,385
Helmerich & Payne, Inc. (Oil & Gas)	3,250	132,015
Hercules Offshore, Inc.* (Oil & Gas Services)	3,750	14,850
Hess Corp. (Oil & Gas)	10,000	635,500
Holly Corp. (Oil & Gas)	1,500	40,500
Key Energy Services, Inc.* (Oil & Gas Services)	4,250	46,155
Marathon Oil Corp. (Oil & Gas)	24,000	771,600
Mariner Energy, Inc.* (Oil & Gas)	3,500	83,580
Murphy Oil Corp. (Oil & Gas)	6,500	390,975
Nabors Industries, Ltd.* (Oil & Gas)	9,500	204,915
National-Oilwell Varco, Inc. (Oil & Gas Services)	14,000	616,420
Newfield Exploration Co.* (Oil & Gas)	4,500	261,855
Noble Corp. (Oil & Gas)	8,750	345,537
Noble Energy, Inc. (Oil & Gas)	5,750	439,300
Occidental Petroleum Corp. (Oil & Gas)	27,250	2,415,985
Oceaneering International, Inc.* (Oil & Gas Services)	1,750	114,625
OGE Energy Corp. (Electric)	3,250	134,485
Oil States International, Inc.* (Oil & Gas Services)	1,750	84,543
Parker Drilling Co.* (Oil & Gas)	4,000	22,120
Patterson-UTI Energy, Inc. (Oil & Gas)	5,250	80,273
Penn Virginia Corp. (Oil & Gas)	1,500	38,265
Petrohawk Energy Corp.* (Oil & Gas)	10,250	221,297
Pioneer Natural Resources Co. (Oil & Gas)	4,000	256,520
Plains Exploration & Production Co.* (Oil & Gas)	4,750	139,222
Pride International, Inc.* (Oil & Gas)	5,250	159,232
Quicksilver Resources, Inc.* (Oil & Gas)	4,000	55,480
Range Resources Corp. (Oil & Gas)	5,250	250,740
Rowan Cos., Inc.* (Oil & Gas)	3,500	104,300
SandRidge Energy, Inc.* (Oil & Gas)	6,000	45,060
Schlumberger, Ltd. (Oil & Gas Services)	40,250	2,874,655
SEACOR SMIT, Inc.* (Oil & Gas Services)	750	63,128
Smith International, Inc. (Oil & Gas Services)	8,250	394,020
Southern Union Co. (Gas)	3,500	91,455
Southwestern Energy Co.* (Oil & Gas)	11,500	456,320
St. Mary Land & Exploration Co. (Oil & Gas)	2,000	80,480
Sunoco, Inc. (Oil & Gas)	4,000	131,120
SunPower Corp.—Class A* (Energy—Alternate Sources)	1,750	28,963
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,500	22,560
Superior Energy Services, Inc.* (Oil & Gas Services)	2,500	67,650
Swift Energy Co.* (Oil & Gas)	1,250	45,225
Tesoro Petroleum Corp. (Oil & Gas)	4,750	62,463
TETRA Technologies, Inc.* (Oil & Gas Services)	2,500	30,725
The Williams Cos., Inc. (Pipelines)	19,500	460,395
Tidewater, Inc. (Oil & Gas Services)	1,750	93,818
Transocean, Ltd.* (Oil & Gas)	10,750	778,837
Ultra Petroleum Corp.* (Oil & Gas)	5,250	250,792

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Unit Corp.* (Oil & Gas)	1,500	$71,655
Valero Energy Corp. (Oil & Gas)	19,000	395,010
Weatherford International, Ltd.* (Oil & Gas Services)	23,500	425,585
Whiting Petroleum Corp.* (Oil & Gas)	1,750	158,077
XTO Energy, Inc. (Oil & Gas)	19,500	926,640

TOTAL COMMON STOCKS (Cost $27,023,952)		44,680,263

	Principal Amount
Repurchase Agreements (25.3%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,642,015 (Collateralized by $1,777,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,675,105)	$1,642,000	1,642,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,602,046 (Collateralized by $4,574,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $4,695,906)	4,602,000	4,602,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,595,076 (Collateralized by $7,102,900 of various U.S. Treasury Securities, 5.13%–8.00%, 11/15/10-11/15/21, market value $7,749,343)	7,595,000	7,595,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $984,011 (Collateralized by $924,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,006,005)	984,000	984,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,823,000)		14,823,000

TOTAL INVESTMENT SECURITIES (Cost $41,846,952)—101.6%		59,503,263
Net other assets (liabilities) — (1.6)%		(954,245)

NET ASSETS — 100.0%		$58,549,018

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $10,360,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$19,676,039	$(656,908)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	$23,556,375	$(804,123)
		$(1,461,031)

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Electric	$134,485	0.2%
Electrical Components & Equipment	22,560	NM
Energy—Alternate Sources	244,288	0.4%
Gas	213,630	0.4%
Machinery—Diversified	22,990	NM
Oil & Gas	35,748,308	61.1%
Oil & Gas Services	7,497,844	12.8%
Pipelines	747,770	1.3%
Transportation	48,388	0.1%
Other* *	13,868,755	23.7%

Total	$58,549,018	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector Profund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$44,680,263	$—	$—	$44,680,263
Repurchase Agreements	—	14,823,000	—	14,823,000

Total Investment Securities	44,680,263	14,823,000	—	59,503,263

Other Financial Instruments^	—	(1,461,031)	—	(1,461,031)

Total Investments	$44,680,263	$13,361,969	$—	$58,042,232

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector Profund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (70.3%)
Atwood Oceanics, Inc.* (Oil & Gas)	2,142	$77,990
Baker Hughes, Inc. (Oil & Gas Services)	16,830	837,461
Bristow Group, Inc.* (Transportation)	1,377	53,304
Cameron International Corp.* (Oil & Gas Services)	9,639	380,355
Chart Industries, Inc.* (Machinery—Diversified)	1,071	24,622
Complete Production Services, Inc.* (Oil & Gas Services)	2,448	36,940
Core Laboratories N.V. (Oil & Gas Services)	918	137,599
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,601	205,739
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,213	113,355
Drill-Quip, Inc.* (Oil & Gas Services)	1,224	70,906
El Paso Corp. (Pipelines)	27,846	336,937
Exterran Holdings, Inc.* (Oil & Gas Services)	2,448	71,359
FMC Technologies, Inc.* (Oil & Gas Services)	4,896	331,410
Global Industries, Ltd.* (Oil & Gas Services)	4,131	27,678
Halliburton Co. (Oil & Gas Services)	35,343	1,083,263
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,672	53,538
Helmerich & Payne, Inc. (Oil & Gas)	3,825	155,371
Hercules Offshore, Inc.* (Oil & Gas Services)	4,590	18,176
Key Energy Services, Inc.* (Oil & Gas Services)	4,896	53,171
Nabors Industries, Ltd.* (Oil & Gas)	11,322	244,215
National-Oilwell Varco, Inc. (Oil & Gas Services)	16,524	727,552
Noble Corp. (Oil & Gas)	10,404	410,854
Oceaneering International, Inc.* (Oil & Gas Services)	1,989	130,279
OGE Energy Corp. (Electric)	3,825	158,278
Oil States International, Inc.* (Oil & Gas Services)	1,989	96,089
Parker Drilling Co.* (Oil & Gas)	4,590	25,383
Patterson-UTI Energy, Inc. (Oil & Gas)	6,120	93,575
Pride International, Inc.* (Oil & Gas)	6,120	185,620
Rowan Cos., Inc.* (Oil & Gas)	4,131	123,104
Schlumberger, Ltd. (Oil & Gas Services)	47,124	3,365,596
SEACOR SMIT, Inc.* (Oil & Gas Services)	765	64,390
Smith International, Inc. (Oil & Gas Services)	9,792	467,666
Superior Energy Services, Inc.* (Oil & Gas Services)	3,060	82,804
TETRA Technologies, Inc.* (Oil & Gas Services)	2,907	35,727
The Williams Cos., Inc. (Pipelines)	22,797	538,237
Tidewater, Inc. (Oil & Gas Services)	1,989	106,630
Transocean, Ltd.* (Oil & Gas)	12,699	920,043
Unit Corp.* (Oil & Gas)	1,836	87,706
Weatherford International, Ltd.* (Oil & Gas Services)	27,540	498,749

TOTAL COMMON STOCKS (Cost $8,270,777)		12,431,671

	Principal Amount
Repurchase Agreements (31.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $613,006 (Collateralized by $663,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $625,443)	$613,000	613,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,719,017 (Collateralized by $1,713,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $1,755,289)	1,719,000	1,719,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,842,028 (Collateralized by $2,053,300 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $2,898,959)	2,842,000	2,842,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $367,004 (Collateralized by $346,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $376,708)	367,000	367,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,541,000)		5,541,000

TOTAL INVESTMENT SECURITIES (Cost $13,811,777)—101.7%		17,972,671
Net other assets (liabilities) — (1.7)%		(297,362)

NET ASSETS — 100.0%		$17,675,309

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $3,661,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$6,669,869	$(439,148)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector Profund	April 30, 2010
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$7,383,174	$(480,645)
		$(919,793)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Electric	$158,278	0.9%
Machinery—Diversified	24,622	0.1%
Oil & Gas	2,529,600	14.3%
Oil & Gas Services	8,790,693	49.7%
Pipelines	875,174	5.0%
Transportation	53,304	0.3%
Other* *	5,243,638	29.7%

Total	$17,675,309	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$12,431,671	$—	$—	$12,431,671
Repurchase Agreements	—	5,541,000	—	5,541,000

Total Investment Securities	12,431,671	5,541,000	—	17,972,671

Other Financial Instruments^	—	(919,793)	—	(919,793)

Total Investments	$12,431,671	$4,621,207	$—	$17,052,878

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (67.2%)
Abbott Laboratories (Pharmaceuticals)	2,343	$119,868
Alkermes, Inc.* (Pharmaceuticals)	297	3,891
Allergan, Inc. (Pharmaceuticals)	924	58,849
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	132	4,699
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,148	130,193
Cephalon, Inc.* (Pharmaceuticals)	231	14,830
Eli Lilly & Co. (Pharmaceuticals)	2,970	103,861
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	330	7,227
Forest Laboratories, Inc.* (Pharmaceuticals)	924	25,188
Hospira, Inc.* (Pharmaceuticals)	495	26,626
Johnson & Johnson (Healthcare—Products)	8,382	538,963
King Pharmaceuticals, Inc.* (Pharmaceuticals)	759	7,438
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	165	4,188
Merck & Co., Inc. (Pharmaceuticals)	9,438	330,707
Mylan Laboratories, Inc.* (Pharmaceuticals)	924	20,356
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	99	2,687
Perrigo Co. (Pharmaceuticals)	264	16,112
Pfizer, Inc. (Pharmaceuticals)	24,420	408,302
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	165	6,633
Theravance, Inc.* (Pharmaceuticals)	165	2,767
Valeant Pharmaceuticals International* (Pharmaceuticals)	198	8,910
Warner Chilcott PLC—Class A* (Pharmaceuticals)	297	8,423
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	330	14,131

TOTAL COMMON STOCKS (Cost $1,581,193)		1,864,849

	Principal Amount
Repurchase Agreements (26.7%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $81,001 (Collateralized by $87,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $82,752)	$81,000	81,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $229,002 (Collateralized by $213,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $234,904)	229,000	229,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $384,004 (Collateralized by $277,500 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $391,789)	384,000	384,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $48,001 (Collateralized by $46,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $50,083)	$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS (Cost $742,000)		742,000

TOTAL INVESTMENT SECURITIES (Cost $2,323,193)—93.9%		2,606,849
Net other assets (liabilities) — 6.1%		169,729

NET ASSETS — 100.0%		$2,776,578

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $540,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$2,176,127	$(20,636)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	$10,885	$(81)
		$(20,717)

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Healthcare—Products	$543,662	19.6%
Pharmaceuticals	1,321,187	47.6%
Other* *	911,729	32.8%

Total	$2,776,578	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$1,864,849	$—	$—	$1,864,849
Repurchase Agreements	—	742,000	—	742,000

Total Investment Securities	1,864,849	742,000	—	2,606,849

Other Financial Instruments^	—	(20,717)	—	(20,717)

Total Investments	$1,864,849	$721,283	$—	$2,586,132

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.5%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,746,071 (Collateralized by $8,383,100 U.S. Treasury Notes, 2.75%, 2/15/19, market value $7,901,072)	$7,746,000	$7,746,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $21,692,217 (Collateralized by $21,797,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $22,127,659)	21,692,000	21,692,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $35,768,358 (Collateralized by $28,586,600 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/26, market value $36,488,014)	35,768,000	35,768,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,646,050 (Collateralized by $4,354,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $4,740,418)	4,646,000	4,646,000

TOTAL REPURCHASE AGREEMENTS (Cost $69,852,000)		69,852,000

TOTAL INVESTMENT SECURITIES (Cost $69,852,000)—98.5%		69,852,000
Net other assets (liabilities) — 1.5%		1,075,629

NET ASSETS — 100.0%		$70,927,629

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $21,150,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$53,357,080	$49,512
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$53,061,971	$51,119
		$100,631

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$69,852,000	$—	$69,852,000

Total Investment Securities	—	69,852,000	—	69,852,000

Other Financial Instruments^	—	100,631	—	100,631

Total Investments	$—	$69,952,631	$—	$69,952,631

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (75.8%)
Alexandria Real Estate Equities, Inc. (REIT)	4,640	$328,558
AMB Property Corp. (REIT)	17,400	484,764
American Campus Communities, Inc. (REIT)	5,568	156,851
Annaly Mortgage Management, Inc. (REIT)	59,392	1,006,694
Apartment Investment and Management Co.—Class A (REIT)	12,528	280,753
Avalonbay Communities, Inc. (REIT)	8,816	917,217
BioMed Realty Trust, Inc. (REIT)	11,832	219,010
Boston Properties, Inc. (REIT)	14,848	1,170,913
Brandywine Realty Trust (REIT)	13,920	177,341
BRE Properties, Inc.—Class A (REIT)	6,728	280,961
Brookfield Properties Corp. (Real Estate)	27,840	444,883
Camden Property Trust (REIT)	6,960	337,073
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	26,912	466,116
CBL & Associates Properties, Inc. (REIT)	14,848	216,781
Chimera Investment Corp. (REIT)	76,096	309,711
Colonial Properties Trust (REIT)	7,192	113,418
Corporate Office Properties Trust (REIT)	6,264	253,379
DCT Industrial Trust, Inc. (REIT)	22,272	117,151
Developers Diversified Realty Corp. (REIT)	20,416	250,913
DiamondRock Hospitality Co. (REIT)	12,992	142,782
Digital Realty Trust, Inc. (REIT)	8,352	490,262
Douglas Emmett, Inc. (REIT)	12,992	217,486
Duke-Weeks Realty Corp. (REIT)	24,128	326,452
EastGroup Properties, Inc. (REIT)	2,784	113,810
Entertainment Properties Trust (REIT)	4,408	192,718
Equity Lifestyle Properties, Inc. (REIT)	3,248	180,297
Equity Residential Properties Trust (REIT)	29,464	1,333,835
Essex Property Trust, Inc. (REIT)	3,016	319,153
Federal Realty Investment Trust (REIT)	6,496	502,725
Forest City Enterprises, Inc.—Class A* (Real Estate)	12,760	197,142
Forestar Group, Inc.* (Real Estate)	3,944	88,898
Franklin Street Properties Corp. (REIT)	7,656	112,849
Hatteras Financial Corp. (REIT)	3,944	105,187
HCP, Inc. (REIT)	31,552	1,013,450
Health Care REIT, Inc. (REIT)	13,224	594,154
Healthcare Realty Trust, Inc. (REIT)	6,264	151,213
Highwoods Properties, Inc. (REIT)	7,656	244,762
Home Properties, Inc. (REIT)	3,712	184,449
Hospitality Properties Trust (REIT)	13,224	350,304
Host Marriott Corp. (REIT)	67,744	1,101,517
HRPT Properties Trust (REIT)	27,376	214,628
Jones Lang LaSalle, Inc. (Real Estate)	4,408	347,703
Kilroy Realty Corp. (REIT)	5,568	195,214
Kimco Realty Corp. (REIT)	43,152	672,740
LaSalle Hotel Properties (REIT)	7,424	195,622
Lexington Realty Trust (REIT)	10,904	77,200
Liberty Property Trust (REIT)	12,064	407,884
Mack-Cali Realty Corp. (REIT)	8,584	294,946
MFA Financial, Inc. (REIT)	30,160	214,438
Mid-America Apartment Communities, Inc. (REIT)	3,016	166,694
National Retail Properties, Inc. (REIT)	8,816	207,441
Nationwide Health Properties, Inc. (REIT)	12,528	438,731
OMEGA Healthcare Investors, Inc. (REIT)	9,048	181,141
Plum Creek Timber Co., Inc. (Forest Products & Paper)	17,400	692,520
Post Properties, Inc. (REIT)	5,104	131,479
Potlatch Corp. (Forest Products & Paper)	4,176	156,433
ProLogis (REIT)	50,808	669,141
Public Storage, Inc. (REIT)	13,920	1,348,987
Rayonier, Inc. (Forest Products & Paper)	8,584	420,444
Realty Income Corp. (REIT)	11,136	365,149
Redwood Trust, Inc. (REIT)	7,424	123,832
Regency Centers Corp. (REIT)	9,512	390,468
Senior Housing Properties Trust (REIT)	13,688	307,706
Simon Property Group, Inc. (REIT)	30,624	2,726,149
SL Green Realty Corp. (REIT)	8,352	519,244
St. Joe Co.* (Real Estate)	9,744	321,942
Sunstone Hotel Investors, Inc.* (REIT)	10,672	135,855
Tanger Factory Outlet Centers, Inc. (REIT)	4,408	183,373
Taubman Centers, Inc. (REIT)	5,568	241,484
The Macerich Co. (REIT)	13,456	601,618
UDR, Inc. (REIT)	16,472	334,546
Ventas, Inc. (REIT)	16,936	799,887
Vornado Realty Trust (REIT)	19,256	1,605,373
Washington REIT (REIT)	6,496	204,299
Weingarten Realty Investors (REIT)	12,760	295,011

TOTAL COMMON STOCKS (Cost $26,072,173)		31,685,254

	Principal Amount
Repurchase Agreements (25.7%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,188,011 (Collateralized by $1,285,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,211,867)	$1,188,000	1,188,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,327,033 (Collateralized by $3,313,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $3,394,788)	3,327,000	3,327,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $5,490,055 (Collateralized by $5,042,200 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $5,601,316)	5,490,000	5,490,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $713,008 (Collateralized by $670,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $729,463)	$713,000	$713,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,718,000)		10,718,000

TOTAL INVESTMENT SECURITIES (Cost $36,790,173)—101.5%		42,403,254
Net other assets (liabilities) — (1.5)%		(606,936)

NET ASSETS — 100.0%		$41,796,318

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $6,449,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$17,660,136	$(609,014)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	$13,590,537	$(466,092)
		$(1,075,106)

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Forest Products & Paper	$1,269,397	3.0%
REIT	28,549,173	68.3%
Real Estate	1,866,684	4.5%
Other* *	10,111,064	24.2%

Total	$41,796,318	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$31,685,254	$—	$—	$31,685,254
Repurchase Agreements	—	10,718,000	—	10,718,000

Total Investment Securities	31,685,254	10,718,000	—	42,403,254

Other Financial Instruments^	—	(1,075,106)	—	(1,075,106)

Total Investments	$31,685,254	$9,642,894	$—	$41,328,148

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (64.5%)
Advanced Micro Devices, Inc.* (Semiconductors)	14,798	$134,070
Altera Corp. (Semiconductors)	7,550	191,468
Amkor Technology, Inc.* (Semiconductors)	3,020	22,771
Analog Devices, Inc. (Semiconductors)	7,852	235,010
Applied Materials, Inc. (Semiconductors)	35,032	482,741
Applied Micro Circuits Corp.* (Semiconductors)	1,812	20,439
Atheros Communications* (Telecommunications)	1,812	70,378
Atmel Corp.* (Semiconductors)	10,570	57,501
ATMI, Inc.* (Semiconductors)	906	16,426
Broadcom Corp.—Class A (Semiconductors)	11,476	395,807
Cabot Microelectronics Corp.* (Chemicals)	604	23,170
Cree Research, Inc.* (Semiconductors)	2,416	176,875
Cymer, Inc.* (Electronics)	906	30,940
Cypress Semiconductor Corp.* (Semiconductors)	3,926	50,606
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,322	37,273
FormFactor, Inc.* (Semiconductors)	1,208	18,132
Integrated Device Technology, Inc.* (Semiconductors)	4,228	27,947
Intel Corp. (Semiconductors)	145,564	3,323,226
InterDigital, Inc.* (Telecommunications)	1,208	33,425
International Rectifier Corp.* (Semiconductors)	1,812	41,712
Intersil Corp.—Class A (Semiconductors)	3,322	49,431
KLA -Tencor Corp. (Semiconductors)	4,530	154,292
Lam Research Corp.* (Semiconductors)	3,322	134,707
Linear Technology Corp. (Semiconductors)	5,436	163,406
LSI Logic Corp.* (Semiconductors)	16,912	101,810
Marvell Technology Group, Ltd.* (Semiconductors)	12,684	261,925
Maxim Integrated Products, Inc. (Semiconductors)	7,852	152,486
MEMC Electronic Materials, Inc.* (Semiconductors)	5,738	74,422
Microchip Technology, Inc. (Semiconductors)	4,832	141,143
Micron Technology, Inc.* (Semiconductors)	22,046	206,130
Microsemi Corp.* (Semiconductors)	2,114	35,008
National Semiconductor Corp. (Semiconductors)	6,040	89,271
Netlogic Microsystems, Inc.* (Semiconductors)	1,208	37,653
Novellus Systems, Inc.* (Semiconductors)	2,416	63,299
NVIDIA Corp.* (Semiconductors)	14,496	227,877
OmniVision Technologies, Inc.* (Semiconductors)	1,208	21,213
ON Semiconductor Corp.* (Semiconductors)	11,174	88,722
PMC-Sierra, Inc.* (Semiconductors)	6,040	53,454
Rambus, Inc.* (Semiconductors)	2,718	65,585
RF Micro Devices, Inc.* (Telecommunications)	6,342	35,642
SanDisk Corp.* (Computers)	6,040	240,936
Semtech Corp.* (Semiconductors)	1,510	27,407
Silicon Laboratories, Inc.* (Semiconductors)	1,208	58,407
Skyworks Solutions, Inc.* (Semiconductors)	4,530	76,285
Teradyne, Inc.* (Semiconductors)	4,530	55,402
Tessera Technologies, Inc.* (Semiconductors)	1,208	24,498
Texas Instruments, Inc. (Semiconductors)	32,918	856,197
TriQuint Semiconductor, Inc.* (Semiconductors)	3,926	29,602
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,812	59,687
Xilinx, Inc. (Semiconductors)	7,248	186,854
Zoran Corp.* (Semiconductors)	1,208	11,754

TOTAL COMMON STOCKS (Cost $6,485,929)		9,174,422

	Principal Amount
Repurchase Agreements (30.9%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $487,004 (Collateralized by $527,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $496,886)	$487,000	487,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,367,014 (Collateralized by $1,342,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,396,699)	1,367,000	1,367,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,259,023 (Collateralized by $1,632,200 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $2,304,428)	2,259,000	2,259,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $292,003 (Collateralized by $276,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $300,495)	$292,000	$292,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,405,000)		4,405,000

TOTAL INVESTMENT SECURITIES (Cost $10,890,929)—95.4%		13,579,422
Net other assets (liabilities) — 4.6%		650,794

NET ASSETS — 100.0%		$14,230,216

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,360,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$4,568,510	$(301,775)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	$7,528,370	$(416,038)
		$(717,813)

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Chemicals	$23,170	0.2%
Computers	240,936	1.7%
Electronics	30,940	0.2%
Semiconductors	8,739,931	61.4%
Telecommunications	139,445	1.0%
Other* *	5,055,794	35.5%

Total	$14,230,216	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$9,174,422	$—	$—	$9,174,422
Repurchase Agreements	—	4,405,000	—	4,405,000

Total Investment Securities	9,174,422	4,405,000	—	13,579,422

Other Financial Instruments^	—	(717,813)	—	(717,813)

Total Investments	$9,174,422	$3,687,187	$—	$12,861,609

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (75.7%)
ACI Worldwide, Inc.* (Software)	242	$4,547
ADC Telecommunications, Inc.* (Telecommunications)	484	3,877
Adobe Systems, Inc.* (Software)	2,662	89,417
ADTRAN, Inc. (Telecommunications)	242	6,478
Advanced Micro Devices, Inc.* (Semiconductors)	2,904	26,310
Advent Software, Inc.* (Software)	242	10,934
Akamai Technologies, Inc.* (Internet)	968	37,587
Allscripts Healthcare Solutions, Inc.* (Software)	242	4,881
Altera Corp. (Semiconductors)	1,452	36,823
Amdocs, Ltd.* (Telecommunications)	968	30,918
American Tower Corp.* (Telecommunications)	2,178	88,884
Amkor Technology, Inc.* (Semiconductors)	484	3,649
Analog Devices, Inc. (Semiconductors)	1,452	43,458
ANSYS, Inc.* (Software)	484	21,780
AOL, Inc.* (Internet)	484	11,306
Apple Computer, Inc.* (Computers)	4,598	1,200,630
Applied Materials, Inc. (Semiconductors)	7,018	96,708
Applied Micro Circuits Corp.* (Semiconductors)	242	2,730
Ariba, Inc.* (Internet)	484	6,907
Arris Group, Inc.* (Telecommunications)	726	8,923
athenahealth, Inc.* (Software)	242	7,023
Atheros Communications* (Telecommunications)	242	9,399
Atmel Corp.* (Semiconductors)	2,178	11,848
ATMI, Inc.* (Semiconductors)	242	4,387
Autodesk, Inc.* (Software)	1,210	41,152
Blackboard, Inc.* (Software)	242	10,297
BMC Software, Inc.* (Software)	968	38,101
Brightpoint, Inc.* (Distribution/Wholesale)	242	1,958
Broadcom Corp.—Class A (Semiconductors)	2,178	75,119
Brocade Communications Systems, Inc.* (Computers)	2,178	14,135
CA, Inc. (Software)	2,178	49,680
Cabot Microelectronics Corp.* (Chemicals)	242	9,283
CACI International, Inc.—Class A* (Computers)	242	11,478
Cadence Design Systems, Inc.* (Computers)	1,452	10,832
Cerner Corp.* (Software)	242	20,548
Check Point Software Technologies, Ltd.* (Internet)	968	34,480
Ciena Corp.* (Telecommunications)	484	8,949
Cisco Systems, Inc.* (Telecommunications)	29,766	801,301
Citrix Systems, Inc.* (Software)	968	45,496
Cognizant Technology Solutions Corp.* (Computers)	1,452	74,313
Computer Sciences Corp.* (Computers)	726	38,035
Compuware Corp.* (Software)	1,210	10,406
Comtech Telecommunications Corp.* (Telecommunications)	242	7,560
Concur Technologies, Inc.* (Software)	242	10,142
Corning, Inc. (Telecommunications)	7,986	153,731
Cree Research, Inc.* (Semiconductors)	484	35,434
Crown Castle International Corp.* (Telecommunications)	1,210	45,799
CSG Systems International, Inc.* (Software)	242	5,498
Cymer, Inc.* (Electronics)	242	8,264
Cypress Semiconductor Corp.* (Semiconductors)	726	9,358
Dell, Inc.* (Computers)	8,954	144,876
Diebold, Inc. (Computers)	242	7,587
Digital River, Inc.* (Internet)	242	6,762
DST Systems, Inc. (Computers)	242	10,273
EarthLink, Inc. (Internet)	484	4,366
Echostar Holding Corp.* (Telecommunications)	242	4,649
Electronics for Imaging, Inc.* (Computers)	242	3,110
EMC Corp.* (Computers)	10,406	197,818
Emulex Corp.* (Semiconductors)	484	5,687
Equinix, Inc.* (Internet)	242	24,357
F5 Networks, Inc.* (Internet)	484	33,120
Fair Isaac Corp. (Software)	242	5,097
Fairchild Semiconductor International, Inc.* (Semiconductors)	726	8,146
FormFactor, Inc.* (Semiconductors)	242	3,632
Gartner Group, Inc.* (Commercial Services)	242	5,827
Google, Inc.—Class A* (Internet)	1,210	635,782
Harmonic, Inc.* (Telecommunications)	484	3,311
Harris Corp. (Telecommunications)	726	37,375
Hewlett-Packard Co. (Computers)	12,342	641,414
IAC/InterActiveCorp* (Internet)	484	10,851
Informatica Corp.* (Software)	484	12,105
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	726	13,184
Insight Enterprises, Inc.* (Retail)	242	3,637
Integrated Device Technology, Inc.* (Semiconductors)	968	6,399
Intel Corp. (Semiconductors)	28,798	657,458
InterDigital, Inc.* (Telecommunications)	242	6,696
Intermec, Inc.* (Machinery—Diversified)	242	2,776
International Business Machines Corp. (Computers)	6,776	874,104
International Rectifier Corp.* (Semiconductors)	484	11,142
Intersil Corp.—Class A (Semiconductors)	726	10,803
Intuit, Inc.* (Software)	1,452	52,504
j2 Global Communications, Inc.* (Internet)	242	5,827
JDA Software Group, Inc.* (Software)	242	6,994
JDS Uniphase Corp.* (Telecommunications)	1,210	15,718

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc.* (Telecommunications)	2,662	$75,627
KLA -Tencor Corp. (Semiconductors)	968	32,970
Lam Research Corp.* (Semiconductors)	726	29,439
Lexmark International, Inc.—Class A* (Computers)	484	17,932
Linear Technology Corp. (Semiconductors)	968	29,098
LSI Logic Corp.* (Semiconductors)	3,388	20,396
Marvell Technology Group, Ltd.* (Semiconductors)	2,420	49,973
Maxim Integrated Products, Inc. (Semiconductors)	1,452	28,198
McAfee, Inc.* (Internet)	726	25,229
MEMC Electronic Materials, Inc.* (Semiconductors)	1,210	15,694
Mentor Graphics Corp.* (Computers)	484	4,351
Microchip Technology, Inc. (Semiconductors)	968	28,275
Micron Technology, Inc.* (Semiconductors)	4,356	40,729
Micros Systems, Inc.* (Computers)	484	17,985
Microsemi Corp.* (Semiconductors)	484	8,015
Microsoft Corp. (Software)	40,172	1,226,853
Motorola, Inc.* (Telecommunications)	11,132	78,703
National Semiconductor Corp. (Semiconductors)	1,210	17,884
NCR Corp.* (Computers)	726	9,554
NetApp, Inc.* (Computers)	1,694	58,731
Netlogic Microsystems, Inc.* (Semiconductors)	484	15,086
Novell, Inc.* (Software)	1,694	9,503
Novellus Systems, Inc.* (Semiconductors)	484	12,681
Nuance Communications, Inc.* (Software)	1,210	22,107
NVIDIA Corp.* (Semiconductors)	2,904	45,651
OmniVision Technologies, Inc.* (Semiconductors)	242	4,250
ON Semiconductor Corp.* (Semiconductors)	2,178	17,293
Oracle Corp. (Software)	19,844	512,769
Palm, Inc.* (Computers)	968	5,614
Parametric Technology Corp.* (Software)	484	8,998
Pitney Bowes, Inc. (Office/Business Equipment)	968	24,587
Plantronics, Inc. (Telecommunications)	242	8,034
PMC-Sierra, Inc.* (Semiconductors)	1,210	10,709
Polycom, Inc.* (Telecommunications)	484	15,754
Progress Software Corp.* (Software)	242	7,805
QLogic Corp.* (Semiconductors)	484	9,375
Qualcomm, Inc. (Telecommunications)	8,712	337,503
Quality Systems, Inc. (Software)	242	15,490
Quest Software, Inc.* (Software)	242	4,242
Rackspace Hosting, Inc.* (Internet)	484	8,688
Rambus, Inc.* (Semiconductors)	484	11,679
Red Hat, Inc.* (Software)	968	28,914
RF Micro Devices, Inc.* (Telecommunications)	1,210	6,800
Riverbed Technology, Inc.* (Computers)	242	7,500
Rovi Corp.* (Semiconductors)	484	18,866
SAIC, Inc.* (Commercial Services)	1,936	33,706
Salesforce.com, Inc.* (Software)	484	41,430
SanDisk Corp.* (Computers)	1,210	48,267
SAVVIS, Inc.* (Telecommunications)	242	4,259
SBA Communications Corp.—Class A* (Telecommunications)	484	17,119
Seagate Technology* (Computers)	2,662	48,901
Semtech Corp.* (Semiconductors)	242	4,392
Silicon Laboratories, Inc.* (Semiconductors)	242	11,701
Skyworks Solutions, Inc.* (Semiconductors)	968	16,301
Solera Holdings, Inc. (Software)	242	9,407
Sonus Networks, Inc.* (Telecommunications)	968	2,507
SRA International, Inc.—Class A* (Computers)	242	5,585
Sybase, Inc.* (Software)	484	20,996
Symantec Corp.* (Internet)	4,114	68,992
Synaptics, Inc.* (Computers)	242	7,410
Syniverse Holdings, Inc.* (Telecommunications)	242	4,859
Synopsys, Inc.* (Computers)	726	16,487
Tech Data Corp.* (Distribution/Wholesale)	242	10,382
Tekelec* (Telecommunications)	242	4,387
Tellabs, Inc. (Telecommunications)	1,936	17,579
Teradata Corp.* (Computers)	968	28,140
Teradyne, Inc.* (Semiconductors)	968	11,839
Tessera Technologies, Inc.* (Semiconductors)	242	4,908
Texas Instruments, Inc. (Semiconductors)	6,534	169,949
Tibco Software, Inc.* (Internet)	968	11,035
TriQuint Semiconductor, Inc.* (Semiconductors)	726	5,474
Unisys Corp.* (Computers)	242	6,781
United Online, Inc. (Internet)	484	3,858
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	484	15,943
VeriFone Holdings, Inc.* (Software)	484	9,211
VeriSign, Inc.* (Internet)	968	26,397
VMware, Inc.—Class A* (Software)	242	14,917
Websense, Inc.* (Internet)	242	5,510
Western Digital Corp.* (Computers)	1,210	49,719
Xerox Corp. (Office/Business Equipment)	7,018	76,496
Xilinx, Inc. (Semiconductors)	1,452	37,433
Yahoo!, Inc.* (Internet)	6,776	112,007

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Zoran Corp.* (Semiconductors)	242	$2,355

TOTAL COMMON STOCKS (Cost $8,012,303)		10,786,313

	Principal Amount
Repurchase Agreements (25.1%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $394,004 (Collateralized by $426,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $402,071)	$394,000	394,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,106,011 (Collateralized by $1,085,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,129,759)	1,106,000	1,106,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,833,018 (Collateralized by $1,324,500 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $1,870,000)	1,833,000	1,833,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $236,003 (Collateralized by $222,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $241,703)	236,000	236,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,569,000)		3,569,000

TOTAL INVESTMENT SECURITIES (Cost $11,581,303)—100.8%		14,355,313
Net other assets (liabilities) — (0.8)%		(110,895)

NET ASSETS — 100.0%		$14,244,418

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,301,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$5,546,525	$(189,213)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	$5,062,646	$(172,807)
		$(362,020)

Technology UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Chemicals	$9,283	0.1%
Commercial Services	39,533	0.3%
Computers	3,561,562	24.9%
Distribution/Wholesale	25,524	0.2%
Electronics	8,264	0.1%
Internet	1,073,061	7.5%
Machinery—Diversified	2,776	NM
Office/Business Equipment	101,083	0.7%
Retail	3,637	NM
Semiconductors	1,775,647	12.5%
Software	2,379,244	16.7%
Telecommunications	1,806,699	12.7%
Other* *	3,458,105	24.3%

Total	$14,244,418	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$10,786,313	$—	$—	$10,786,313
Repurchase Agreements	—	3,569,000	—	3,569,000

Total Investment Securities	10,786,313	3,569,000	—	14,355,313

Other Financial Instruments^	—	(362,020)	—	(362,020)

Total Investments	$10,786,313	$3,206,980	$—	$13,993,293

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (59.4%)
AboveNet, Inc.* (Internet)	90	$4,549
AT&T, Inc. (Telecommunications)	13,995	364,710
CenturyTel, Inc. (Telecommunications)	1,125	38,374
Cincinnati Bell, Inc.* (Telecommunications)	765	2,578
Frontier Communications Corp. (Telecommunications)	1,215	9,671
Leap Wireless International, Inc.* (Telecommunications)	225	4,122
Leucadia National Corp.* (Holding Companies—Diversified)	765	19,362
Level 3 Communications, Inc.* (Telecommunications)	6,255	9,758
MetroPCS Communications, Inc.* (Telecommunications)	990	7,554
NII Holdings, Inc.—Class B* (Telecommunications)	630	26,725
Qwest Communications International, Inc. (Telecommunications)	5,400	28,242
Sprint Nextel Corp.* (Telecommunications)	10,890	46,282
Telephone & Data Systems, Inc. (Telecommunications)	180	6,239
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	180	5,450
tw telecom, Inc.* (Telecommunications)	585	10,413
US Cellular Corp.* (Telecommunications)	45	1,894
Verizon Communications, Inc. (Telecommunications)	11,070	319,812
Virgin Media, Inc. (Telecommunications)	1,125	19,789
Windstream Corp. (Telecommunications)	1,710	18,895

TOTAL COMMON STOCKS (Cost $759,944)		944,419

	Principal Amount
Repurchase Agreements (22.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $38,000 (Collateralized by $41,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $38,831)	$38,000	38,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $107,001 (Collateralized by $99,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $109,181)	107,000	107,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $182,002 (Collateralized by $131,700 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $185,941)	182,000	182,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $22,000 (Collateralized by $22,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $23,953)	22,000	22,000

TOTAL REPURCHASE AGREEMENTS (Cost $349,000)		349,000

TOTAL INVESTMENT SECURITIES (Cost $1,108,944)—81.4%		1,293,419
Net other assets (liabilities) — 18.6%		295,757

NET ASSETS — 100.0%		$1,589,176

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $131,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$779,876	$(4,150)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	$660,872	$(10,996)
		$(15,146)

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Holding Companies—Diversified	$19,362	1.2%
Internet	4,549	0.3%
Telecommunications	920,508	57.9%
Other* *	644,757	40.6%

Total	$1,589,176	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$944,419	$—	$—	$944,419
Repurchase Agreements	—	349,000	—	349,000

Total Investment Securities	944,419	349,000	—	1,293,419

Other Financial Instruments^	—	(15,146)	—	(15,146)

Total Investments	$944,419	$333,854	$—	$1,278,273

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2010
(unaudited)

	Shares	Value
Common Stocks (75.1%)
AGL Resources, Inc. (Gas)	1,095	$43,263
Allegheny Energy, Inc. (Electric)	2,409	52,468
ALLETE, Inc. (Electric)	438	15,974
Alliant Energy Corp. (Electric)	1,606	54,925
Ameren Corp. (Electric)	3,431	89,069
American Electric Power, Inc. (Electric)	6,862	235,367
American Water Works Co., Inc. (Water)	1,314	28,619
Aqua America, Inc. (Water)	1,971	36,128
Atmos Energy Corp. (Gas)	1,314	38,868
Avista Corp. (Electric)	803	17,369
Black Hills Corp. (Electric)	584	19,208
California Water Service Group (Water)	292	11,309
Calpine Corp.* (Electric)	5,037	68,654
CenterPoint Energy, Inc. (Electric)	5,256	75,476
Cleco Corp. (Electric)	876	24,002
CMS Energy Corp. (Electric)	3,285	53,414
Consolidated Edison, Inc. (Electric)	4,015	181,478
Constellation Energy Group, Inc. (Electric)	2,628	92,900
Covanta Holding Corp.* (Energy—Alternate Sources)	1,898	33,177
Dominion Resources, Inc. (Electric)	8,614	360,065
DPL, Inc. (Electric)	1,752	49,371
DTE Energy Co. (Electric)	2,336	112,525
Duke Energy Corp. (Electric)	18,761	314,810
Dynegy, Inc.—Class A* (Electric)	8,614	11,457
Edison International (Electric)	4,307	148,032
El Paso Electric Co.* (Electric)	657	13,961
Entergy Corp. (Electric)	2,701	219,564
EQT Corp. (Oil & Gas)	2,044	88,894
Exelon Corp. (Electric)	9,490	413,669
FirstEnergy Corp. (Electric)	4,380	165,871
FPL Group, Inc. (Electric)	5,475	284,974
Great Plains Energy, Inc. (Electric)	1,971	38,099
Hawaiian Electric Industries, Inc. (Electric)	1,314	30,682
IDACORP, Inc. (Electric)	657	23,705
Integrys Energy Group, Inc. (Electric)	1,095	54,323
ITC Holdings Corp. (Electric)	730	40,756
Laclede Group, Inc. (Gas)	292	9,951
Mirant Corp.* (Electric)	2,044	23,833
National Fuel Gas Co. (Pipelines)	1,022	53,164
New Jersey Resources Corp. (Gas)	584	22,034
Nicor, Inc. (Gas)	657	28,586
NiSource, Inc. (Electric)	4,015	65,445
Northeast Utilities System (Electric)	2,555	71,004
Northwest Natural Gas Co. (Gas)	365	17,297
NorthWestern Corp. (Electric)	511	15,442
NRG Energy, Inc.* (Electric)	3,723	89,985
NSTAR (Electric)	1,533	56,108
NV Energy, Inc. (Electric)	3,358	41,941
ONEOK, Inc. (Gas)	1,387	68,157
Pepco Holdings, Inc. (Electric)	3,139	52,547
PG&E Corp. (Electric)	5,329	233,410
Piedmont Natural Gas Co., Inc. (Gas)	1,022	28,105
Pinnacle West Capital Corp. (Electric)	1,460	54,516
PNM Resources, Inc. (Electric)	1,095	14,881
Portland General Electric Co. (Electric)	1,095	21,769
PPL Corp. (Electric)	5,329	131,946
Progress Energy, Inc. (Electric)	4,015	160,279
Public Service Enterprise Group, Inc. (Electric)	7,300	234,549
Questar Corp. (Pipelines)	2,482	119,012
RRI Energy, Inc.* (Electric)	5,037	20,501
SCANA Corp. (Electric)	1,606	63,389
Sempra Energy (Gas)	3,285	161,556
South Jersey Industries, Inc. (Gas)	438	19,758
Southern Co. (Electric)	11,826	408,707
Southwest Gas Corp. (Gas)	657	20,433
Spectra Energy Corp. (Pipelines)	9,198	214,681
TECO Energy, Inc. (Electric)	2,847	48,200
The AES Corp.* (Electric)	9,636	111,199
UGI Corp. (Gas)	1,533	42,142
Unisource Energy Corp. (Electric)	511	17,027
Vectren Corp. (Gas)	1,168	29,212
Westar Energy, Inc. (Electric)	1,533	36,317
WGL Holdings, Inc. (Gas)	730	26,090
Wisconsin Energy Corp. (Electric)	1,679	88,164
Xcel Energy, Inc. (Electric)	6,570	142,898

TOTAL COMMON STOCKS (Cost $4,886,256)		6,606,661

	Principal Amount
Repurchase Agreements (24.7%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $240,002 (Collateralized by $259,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $244,956)	$240,000	240,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $674,007 (Collateralized by $642,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $689,264)	674,000	674,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,118,011 (Collateralized by $807,800 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $1,140,495)	1,118,000	1,118,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $143,002 (Collateralized by $135,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $146,981)	143,000	143,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,175,000)		2,175,000

TOTAL INVESTMENT SECURITIES (Cost $7,061,256)—99.8%		8,781,661
Net other assets (liabilities) — 0.2%		14,614

NET ASSETS — 100.0%		$8,796,275

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2010
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $1,200,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$2,611,595	$(15,494)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	$3,999,455	$(23,075)
		$(38,569)

Utilities UltraSector ProFund invested in the following industries as of April 30, 2010:

	Value	% of Net Assets
Electric	$5,466,225	62.1%
Energy—Alternate Sources	33,177	0.4%
Gas	555,452	6.3%
Oil & Gas	88,894	1.0%
Pipelines	386,857	4.4%
Water	76,056	0.9%
Other* *	2,189,614	24.9%

Total	$8,796,275	100.0%

* *	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Common Stocks	$6,606,661	$—	$—	$6,606,661
Repurchase Agreements	—	2,175,000	—	2,175,000

Total Investment Securities	6,606,661	2,175,000	—	8,781,661

Other Financial Instruments^	—	(38,569)	—	(38,569)

Total Investments	$6,606,661	$2,136,431	$—	$8,743,092

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (138.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $372,003 (Collateralized by $402,700 U.S. Treasury Notes, 2.75%, 2/15/19, market value $379,545)	$372,000	$372,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,045,010 (Collateralized by $1,032,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,067,167)	1,045,000	1,045,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,729,017 (Collateralized by $1,606,400 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $1,764,479)	1,729,000	1,729,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $223,002 (Collateralized by $210,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $228,638)	223,000	223,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,369,000)		3,369,000

TOTAL INVESTMENT SECURITIES (Cost $3,369,000)—138.0%		3,369,000
Net other assets (liabilities) — (38.0)%		(928,014)

NET ASSETS — 100.0%		$2,440,986

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $430,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(714,988)	$49,817
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	$(1,727,453)	$34,397
		$84,214

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$3,369,000	$—	$3,369,000

Total Investment Securities	—	3,369,000	—	3,369,000

Other Financial Instruments^	—	84,214	—	84,214

Total Investments	$—	$3,453,214	$—	$3,453,214

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.2%)
Bank of America, 0.11%, 5/3/10+ , dated 4/30/10, with a repurchase price of $1,052,010 (Collateralized by $1,138,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,073,131)	$1,052,000	$1,052,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,947,029 (Collateralized by $2,935,000 Federal National Mortgage Association, 2.75%, 3/13/14, market value $3,007,457)	2,947,000	2,947,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,867,049 (Collateralized by $4,224,500 of various U.S. Treasury Securities, 5.13%–8.00%, 11/17/17-11/15/21, market value $4,964,618)	4,867,000	4,867,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $630,007 (Collateralized by $592,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $644,540)	630,000	630,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,496,000)		9,496,000

TOTAL INVESTMENT SECURITIES (Cost $9,496,000)—98.2%		9,496,000
Net other assets (liabilities) — 1.8%		170,996

NET ASSETS — 100.0%		$9,666,996

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $2,180,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(4,151,664)	$(137,350)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$(5,527,266)	$(186,241)
		$(323,591)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$9,496,000	$—	$9,496,000

Total Investment Securities	—	9,496,000	—	9,496,000

Other Financial Instruments^	—	(323,591)	—	(323,591)

Total Investments	$—	$9,172,409	$—	$9,172,409

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (103.1%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,262,021 (Collateralized by $2,448,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,307,428)	$2,262,000	$2,262,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $6,336,063 (Collateralized by $6,333,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $6,465,170)	6,336,000	6,336,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $10,453,105 (Collateralized by $8,038,100 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $10,662,452)	10,453,000	10,453,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,356,015 (Collateralized by $1,272,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $1,384,890)	1,356,000	1,356,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,407,000)		20,407,000

TOTAL INVESTMENT SECURITIES (Cost $20,407,000)—103.1%		20,407,000
Net other assets (liabilities) — (3.1)%		(610,187)

NET ASSETS — 100.0%		$19,796,813

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $5,490,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(15,117,556)	$(174,824)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	$(4,607,635)	$(148,443)
		$(323,267)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$20,407,000	$—	$20,407,000

Total Investment Securities	—	20,407,000	—	20,407,000

Other Financial Instruments^	—	(323,267)	—	(323,267)

Total Investments	$—	$20,083,733	$—	$20,083,733

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (17.1%)
U.S. Treasury Bonds, 4.625%, 2/15/40	$6,300,000	$6,402,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,157,351)		6,402,375

Repurchase Agreements (83.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $3,464,032 (Collateralized by $3,749,000 U.S. Treasury Notes, 2.75%, 2/15/19, market value $3,533,432)	3,464,000	3,464,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $9,703,097 (Collateralized by $9,773,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-3/13/14, market value $9,898,488)	9,703,000	9,703,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $16,003,160 (Collateralized by $12,895,300 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $16,323,256)	16,003,000	16,003,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,078,023 (Collateralized by $1,948,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $2,120,885)	2,078,000	2,078,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,248,000)		31,248,000

TOTAL INVESTMENT SECURITIES (Cost $37,405,351)—100.3%		37,650,375
Net other assets (liabilities) — (0.3)%		(102,626)

NET ASSETS — 100.0%		$37,547,749

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $4,010,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/10 (Underlying notional amount at value $1,666,438)	14	$28,416

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$508,125	$21,817
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$39,024,000	$458,855
		$480,672

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
U.S. Treasury Obligations	$6,402,375	$—	$—	$6,402,375
Repurchase Agreements	—	31,248,000	—	31,248,000

Total Investment Securities	6,402,375	31,248,000	—	37,650,375

Other Financial Instruments^	28,416	480,672	—	509,088

Total Investments	$6,430,791	$31,728,672	$—	$38,159,463

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $13,709,126 (Collateralized by $14,836,300 U.S. Treasury Notes, 2.75%, 2/15/19, market value $13,983,213)	$13,709,000	$13,709,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $38,388,384 (Collateralized by $38,674,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $39,156,307)	38,388,000	38,388,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $63,294,633 (Collateralized by $59,937,800 of various U.S. Treasury Bonds, 4.38%–8.00%, 11/15/21-11/15/39, market value $64,560,038)	63,294,000	63,294,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $8,226,089 (Collateralized by $7,707,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $8,390,996)	8,226,000	8,226,000

TOTAL REPURCHASE AGREEMENTS (Cost $123,617,000)		123,617,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option, exercise @ 140, expiring 5/21/10	50	93

TOTAL OPTIONS PURCHASED (Cost $897)		93

TOTAL INVESTMENT SECURITIES (Cost $123,617,897)—101.2%		123,617,093
Net other assets (liabilities) — (1.2)%		(1,448,277)

NET ASSETS — 100.0%		$122,168,816

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $12,700,000.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-Year U.S. Treasury Bond Futures Contract expiring 6/22/10 (Underlying notional amount at value $4,008,281)	34	$(26,710)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Bond, 3.625% due 2/15/20	$(118,964,469)	$(1,630,021)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$123,617,000	$—	$123,617,000
Options Purchased	—	93	—	93

Total Investment Securities	—	123,617,093	—	123,617,093

Other Financial Instruments^	(26,710)	(1,630,021)	—	(1,656,731)

Total Investments	$(26,710)	$121,987,072	$—	$121,960,362

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (90.0%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $28,117,258 (Collateralized by $30,429,200 U.S. Treasury Notes, 2.75%, 2/15/19, market value $28,679,521)	$28,117,000	$28,117,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $78,728,787 (Collateralized by $79,416,000 of various Federal National Mortgage Association Securities, 2.40%–4.75%, 8/24/12-11/19/12, market value $80,304,804)	78,728,000	78,728,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $129,804,298 (Collateralized by $130,089,700 of various U.S. Treasury Obligations, 4.38%–8.00%, 11/15/16-11/15/39, market value $132,399,254)	129,803,000	129,803,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $16,869,183 (Collateralized by $15,805,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $17,207,694)	16,869,000	16,869,000

TOTAL REPURCHASE AGREEMENTS (Cost $253,517,000)		253,517,000

	Contracts
Options Purchased (NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	200	372

TOTAL OPTIONS PURCHASED (Cost $3,589)		372

TOTAL INVESTMENT SECURITIES (Cost $253,520,589)—90.0%		253,517,372
Net other assets (liabilities) — 10.0%		28,012,878

NET ASSETS — 100.0%		$281,530,250

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $33,300,000.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/10 (Underlying notional amount at value $20,116,281)	169	$(354,547)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$(5,081,250)	$(219,565)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$(330,789,375)	$(7,344,863)
		$(7,564,428)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$253,517,000	$—	$253,517,000
Options Purchased	—	372	—	372

Total Investment Securities	—	253,517,372	—	253,517,372

Other Financial Instruments^	(354,547)	(7,564,428)	—	(7,918,975)

Total Investments	$(354,547)	$245,952,944	$—	$245,598,397

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.2%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $17,850,164 (Collateralized by $19,317,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $18,207,121)	$17,850,000	$17,850,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $49,986,500 (Collateralized by $50,337,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $50,988,065)	49,986,000	49,986,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $82,420,824 (Collateralized by $82,512,700 of various U.S. Treasury Securities, 4.38%–8.00%, 11/17/17-11/15/39, market value $84,068,505)	82,420,000	82,420,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $10,709,116 (Collateralized by $10,035,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $10,925,606)	10,709,000	10,709,000

TOTAL REPURCHASE AGREEMENTS (Cost $160,965,000)		160,965,000

TOTAL INVESTMENT SECURITIES (Cost $160,965,000)—98.2%		160,965,000
Net other assets (liabilities) — 1.8%		2,896,168

NET ASSETS — 100.0%		$163,861,168

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $22,070,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 6/15/10 (Underlying notional amount at value $7,947,210)	97	$115,172

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2010
(unaudited)

At April 30, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/7/10	6,249,748	$9,592,488	$9,560,561	$31,927
Canadian Dollar vs. U.S. Dollar	5/7/10	7,157,935	7,159,438	7,048,842	110,596
Euro vs. U.S. Dollar	5/7/10	32,184,794	43,321,376	42,848,424	472,952
Japanese Yen vs. U.S. Dollar	5/7/10	906,649,643	9,752,906	9,654,063	98,843
Swedish Krona vs. U.S. Dollar	5/7/10	23,221,400	3,244,662	3,207,071	37,591
Swiss Franc vs. U.S. Dollar	5/7/10	2,920,574	2,740,110	2,715,028	25,082

Total Short Contracts			$75,810,980	$75,033,989	$776,991

At April 30, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/7/10	5,869,574	$9,020,393	$8,978,990	$41,403
Canadian Dollar vs. U.S. Dollar	5/7/10	7,218,347	7,224,739	7,108,333	116,406
Euro vs. U.S. Dollar	5/7/10	35,714,519	47,941,974	47,547,636	394,338
Japanese Yen vs. U.S. Dollar	5/7/10	1,060,359,807	11,364,707	11,290,778	73,929
Swedish Krona vs. U.S. Dollar	5/7/10	24,301,407	3,397,427	3,356,229	41,198
Swiss Franc vs. U.S. Dollar	5/7/10	3,158,105	2,953,233	2,935,843	17,390

Total Short Contracts			$81,902,473	$81,217,809	$684,664

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$160,965,000	$—	$160,965,000

Total Investment Securities	—	160,965,000	—	160,965,000

Other Financial Instruments^	115,172	1,461,655	—	1,576,827

Total Investments	$115,172	$162,426,655	$—	$162,541,827

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2010
(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.4%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,526,014 (Collateralized by $1,651,600 U.S. Treasury Notes, 2.75%, 2/15/19, market value $1,556,633)	$1,526,000	$1,526,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $4,274,043 (Collateralized by $4,229,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $4,361,691)	4,274,000	4,274,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,055,071 (Collateralized by $5,423,000 of various U.S. Treasury Securities, 3.75%–8.00%, 9/9/11-11/15/21, market value $7,200,829)	7,055,000	7,055,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $915,010 (Collateralized by $859,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $935,236)	915,000	915,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,770,000)		13,770,000

TOTAL INVESTMENT SECURITIES (Cost $13,770,000)—101.4%		13,770,000
Net other assets (liabilities) — (1.4)%		(191,079)

NET ASSETS — 100.0%		$13,578,921

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $1,260,000.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 6/15/10 (Underlying notional amount at value $2,130,180)	26	$(31,009)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2010
(unaudited)

At April 30, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	5/7/10	503,213	$772,503	$769,790	$(2,713)
Canadian Dollar vs. U.S. Dollar	5/7/10	524,191	524,373	516,202	(8,171)
Euro vs. U.S. Dollar	5/7/10	2,624,967	3,532,615	3,494,685	(37,930)
Japanese Yen vs. U.S. Dollar	5/7/10	62,315,004	670,151	663,534	(6,617)
Swedish Krona vs. U.S. Dollar	5/7/10	2,376,142	332,047	328,165	(3,882)
Swiss Franc vs. U.S. Dollar	5/7/10	244,502	229,325	227,295	(2,030)

Total Long Contracts			$6,061,014	$5,999,671	$(61,343)

At April 30, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/7/10	179,340	$274,783	$274,346	$437
Canadian Dollar vs. U.S. Dollar	5/7/10	199,944	198,043	196,896	1,147
Euro vs. U.S. Dollar	5/7/10	931,517	1,233,702	1,240,152	(6,450)
Japanese Yen vs. U.S. Dollar	5/7/10	30,455,551	325,929	324,293	1,636
Swedish Krona vs. U.S. Dollar	5/7/10	656,591	90,563	90,681	(118)
Swiss Franc vs. U.S. Dollar	5/7/10	84,528	78,085	78,579	(494)

Total Short Contracts			$2,201,105	$2,204,947	$(3,842)

Long:
British Pound Sterling vs. U.S. Dollar	5/7/10	561,897	$863,685	$859,563	$(4,122)
Canadian Dollar vs. U.S. Dollar	5/7/10	726,469	727,569	715,397	(12,172)
Euro vs. U.S. Dollar	5/7/10	3,269,099	4,393,734	4,352,234	(41,500)
Japanese Yen vs. U.S. Dollar	5/7/10	111,896,080	1,199,276	1,191,477	(7,799)
Swedish Krona vs. U.S. Dollar	5/7/10	1,753,361	245,296	242,154	(3,142)
Swiss Franc vs. U.S. Dollar	5/7/10	284,278	266,091	264,271	(1,820)

Total Long Contracts			$7,695,651	$7,625,096	$(70,555)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Description
Investment Securities:
Repurchase Agreements	$—	$13,770,000	$—	$13,770,000

Total Investment Securities	—	13,770,000	—	13,770,000

Other Financial Instruments^	(31,009)	(135,740)	—	(166,749)

Total Investments	$(31,009)	$13,634,260	$—	$13,603,251

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2010

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the ProFund.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of April 30, 2010, based upon the three levels defined above, is included in each ProFund’s Schedule of Portfolio Investments.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2010 from the valuation input levels used on January 31, 2010.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based on the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of April 30, 2010, the ProFunds did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash. All option contracts held as of April 30, 2010 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of April 30, 2010, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at April 30, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of the ProFund. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and in accordance with its investment objective to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2010

(unaudited)

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

4. Federal Income Tax Information

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$67,645,218	$9,116,240	$(5,681,449)	$3,434,791
Mid-Cap ProFund	36,062,671	3,323,370	(609,424)	2,713,946
Small-Cap ProFund	38,996,871	2,701,692	(311,926)	2,389,766
NASDAQ-100 ProFund	37,944,933	9,485,090	(1,775,087)	7,710,003
Large-Cap Value ProFund	7,974,922	2,414,491	(1,470,628)	943,863
Large-Cap Growth ProFund	13,078,486	4,709,694	(1,264,409)	3,445,285
Mid-Cap Value ProFund	12,665,279	3,483,012	(2,320,703)	1,162,309
Mid-Cap Growth ProFund	15,557,935	4,112,060	(1,534,056)	2,578,004
Small-Cap Value ProFund	37,446,679	7,155,120	(3,564,396)	3,590,724
Small-Cap Growth ProFund	22,456,414	3,687,999	(1,868,150)	1,819,849
Europe 30 ProFund	13,054,043	1,513,124	(3,590,300)	(2,077,176)
UltraBull ProFund	105,234,060	10,484,734	(12,139,147)	(1,654,413)
UltraMid-Cap ProFund	56,766,540	9,532,140	(4,459,868)	5,072,272
UltraSmall-Cap ProFund	68,315,260	4,806,605	(1,351,176)	3,455,429
UltraDow 30 ProFund	15,747,220	3,432,188	(1,706,000)	1,726,188
UltraNASDAQ-100 ProFund	139,801,213	50,069,265	(40,416,207)	9,653,058
UltraInternational ProFund	14,844,000	—	—	—
UltraEmerging Markets ProFund	91,302,488	8,453,238	(12,578,292)	(4,125,054)
UltraLatin America ProFund	64,455,059	15,884,588	(10,004,874)	5,879,714
UltraChina ProFund	22,417,100	5,346,809	(2,459,744)	2,887,065
UltraJapan ProFund	24,429,000	—	—	—
Bear ProFund	63,175,000	—	—	—
Short Small-Cap ProFund	3,873,411	—	(411)	(411)
Short NASDAQ-100 ProFund	13,587,000	—	—	—
UltraBear ProFund	51,949,000	—	—	—
UltraShort Mid-Cap ProFund	3,568,000	—	—	—
UltraShort Small-Cap ProFund	22,618,000	—	—	—
UltraShort Dow 30 ProFund	11,511,000	—	—	—
UltraShort NASDAQ-100 ProFund	45,791,000	—	—	—
UltraShort International ProFund	14,807,000	—	—	—
UltraShort Emerging Markets ProFund	14,851,000	—	—	—
UltraShort Latin America ProFund	4,117,000	—	—	—
UltraShort China ProFund	6,678,000	—	—	—
UltraShort Japan ProFund	7,294,950	—	(2,700)	(2,700)
Banks UltraSector ProFund	27,084,306	4,682,316	(4,970,194)	(287,878)
Basic Materials UltraSector ProFund	44,978,906	12,529,322	(18,375,176)	(5,845,854)
Biotechnology UltraSector ProFund	13,563,142	4,464,289	(2,226,224)	2,238,065
Consumer Goods UltraSector ProFund	8,390,097	223,587	(184,543)	39,044
Consumer Services UltraSector ProFund	17,482,562	768,692	(400,777)	367,915
Financials UltraSector ProFund	25,478,723	3,613,462	(6,045,839)	(2,432,377)
Health Care UltraSector ProFund	6,495,545	1,113,483	(1,123,944)	(10,461)
Industrials UltraSector ProFund	19,524,232	1,276,062	(667,430)	608,632
Internet UltraSector ProFund	29,633,182	6,160,991	(2,711,102)	3,449,889
Mobile Telecommunications UltraSector ProFund	6,291,485	857,804	(3,047,834)	(2,190,030)
Oil & Gas UltraSector ProFund	44,497,368	17,722,581	(2,716,686)	15,005,895
Oil Equipment, Services & Distribution UltraSector ProFund	18,954,815	4,160,894	(5,143,038)	(982,144)
Pharmaceuticals UltraSector ProFund	2,684,399	283,656	(361,206)	(77,550)
Precious Metals UltraSector ProFund	69,852,000	-	-	-
Real Estate UltraSector ProFund	38,650,222	5,613,081	(1,860,049)	3,753,032
Semiconductor UltraSector ProFund	14,826,544	2,688,822	(3,935,944)	(1,247,122)
Technology UltraSector ProFund	12,990,245	2,778,494	(1,413,426)	1,365,068
Telecommunications UltraSector ProFund	1,533,348	184,520	(424,449)	(239,929)
Utilities UltraSector ProFund	8,262,703	1,720,405	(1,201,447)	518,958
Short Oil & Gas ProFund	3,369,000	—	—	—
Short Precious Metals ProFund	9,496,000	—	—	—
Short Real Estate ProFund	20,407,000	—	—	—
U.S. Government Plus ProFund	37,672,858	245,024	(267,507)	(22,483)
Rising Rates Opportunity 10 ProFund	123,617,897	—	(804)	(804)
Rising Rates Opportunity ProFund	253,520,589	—	(3,217)	(3,217)
Rising U.S. Dollar ProFund	160,965,000	—	—	—
Falling U.S. Dollar ProFund	13,770,000	—	—	—

5. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFund for any such losses. Management, on behalf of the ProFund, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFund’s financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFund. The outstanding forward currency contract balance due from Lehman in the Rising U.S. Dollar ProFund as of April 30, 2010, was $2,135,324 and is included in “Net other assets (liabilities)”.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ LOUIS M. MAYBERG
Louis M. Mayberg, President and Principal Executive Officer

Date June 28, 2010

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date June 28, 2010

*	Print the name and title of each signing officer under his or her signature.